UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, New Jersey 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2019 is filed herewith.

MainStay Balanced Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 29.7% †
Asset-Backed Securities 2.8%
Automobile Asset-Backed Securities 0.0% ‡
Mercedes Benz Auto Lease Trust Series 2019-A, Class A3 3.10%, due 11/15/21	$250,000	$250,426

Other Asset-Backed Securities 2.8%
AIMCO CLO (a)(b)
Series 2018-AA, Class A 3.469% (3 Month LIBOR + 1.02%), due 4/17/31	1,000,000	983,349
Series 2017-AA, Class A 3.729% (3 Month LIBOR + 1.26%), due 7/20/29	500,000	500,019
Apidos CLO XXV Series 2016-25A, Class A1R 3.759% (3 Month LIBOR + 1.17%), due 10/20/31 (a)(b)	650,000	647,140
Apidos CLO XXI Series 2015-21A, Class A1R 3.375% (3 Month LIBOR + 0.93%), due 7/18/27 (a)(b)	600,000	596,121
Ares XXIX CLO, Ltd. Series 2014-1A, Class A1R 3.638% (3 Month LIBOR + 1.19%), due 4/17/26 (a)(b)	136,488	136,498
Cedar Funding IV CLO, Ltd. Series 2014-4A, Class AR 3.707% (3 Month LIBOR + 1.23%), due 7/23/30 (a)(b)	1,500,000	1,496,040
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2II 3.082%, due 7/25/47 (a)	2,265,500	2,209,270
Dryden Senior Loan Fund Series 2018-64A, Class A 3.414% (3 Month LIBOR + 0.97%), due 4/18/31 (a)(b)	500,000	493,054
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A 2.69%, due 3/25/30 (a)	206,324	203,363
FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, due 4/30/47 (a)	196,500	198,998
Galaxy XXII CLO, Ltd. Series 2016-22A, Class A1R 3.436% (3 Month LIBOR + 1.00%), due 7/16/28 (a)(b)	250,000	248,110
Highbridge Loan Management, Ltd. Series 2016-6A, Class A1R 3.34% (3 Month LIBOR + 1.00%), due 2/5/31 (a)(b)	600,000	592,464
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.54%, due 2/25/32 (a)	564,496	568,646
HPS Loan Management, Ltd. Series 2011-A17, Class A 3.60% (3 Month LIBOR + 1.26%), due 5/6/30 (a)(b)	1,000,000	998,378
LCM, Ltd. Partnership Series 2015-A, Class AR 3.709% (3 Month LIBOR + 1.24%), due 7/20/30 (a)(b)	650,000	650,087
Magnetite XVIII, Ltd. Series 2016-18A, Class AR 3.696% (3 Month LIBOR + 1.08%), due 11/15/28 (a)(b)	600,000	597,673
Octagon Investment Partners 30, Ltd. Series 2017-1A, Class A1 3.789% (3 Month LIBOR + 1.32%), due 3/17/30 (a)(b)	500,000	499,995
Palmer Square Loan Funding, Ltd. Series 2018-4A, Class A1 3.15% (3 Month LIBOR + 0.90%), due 11/15/26 (a)(b)	500,000	497,697
Regatta VI Funding, Ltd. Series 2016-1A, Class AR 3.549% (3 Month LIBOR + 1.08%), due 7/20/28 (a)(b)	600,000	596,907
Social Professional Loan Program LLC Series 2019-A, Class A1FX 3.18%, due 6/15/48 (a)	500,000	500,746
Sound Point CLO XVI, Ltd. Series 2017-2A, Class A 3.769% (3 Month LIBOR + 1.28%), due 7/25/30 (a)(b)	820,000	819,994
Taco Bell Funding, LLC Series 2018-1A, Class A2I 4.318%, due 11/25/48 (a)	800,000	811,168
THL Credit Wind River CLO, Ltd. (a)(b)
Series 2017-4A, Class A 3.472% (3 Month LIBOR + 1.15%), due 11/20/30	507,000	503,839
Series 2017-2A, Class A 3.699% (3 Month LIBOR + 1.23%), due 7/20/30	250,000	249,787
TIAA CLO III, Ltd. Series 2017-2A, Class A 3.586% (3 Month LIBOR + 1.15%), due 1/16/31 (a)(b)	1,000,000	990,179
Treman Park CLO, Ltd. Series 2015-1A, Class ARR 3.534% (3 Month LIBOR + 1.07%), due 10/20/28 (a)(b)	600,000	598,522
		17,188,044
Total Asset-Backed Securities (Cost $17,546,767)		17,438,470

Corporate Bonds 12.3%
Aerospace & Defense 0.3%
BAE Systems PLC 4.75%, due 10/11/21 (a)	1,550,000	1,596,018

Auto Manufacturers 0.8%
Daimler Finance North America LLC 2.85%, due 1/6/22 (a)	1,475,000	1,449,082
Ford Motor Credit Co. LLC
4.25%, due 9/20/22	1,000,000	966,867
5.875%, due 8/2/21	725,000	743,649
General Motors Financial Co., Inc. 4.35%, due 4/9/25	850,000	822,107
Volkswagen Group of America Finance LLC 4.00%, due 11/12/21 (a)	1,150,000	1,163,884
		5,145,589
Banks 3.4%
Bank of America Corp. 4.45%, due 3/3/26	2,000,000	2,050,996
Capital One Financial Corp. 3.80%, due 1/31/28	800,000	772,681
Citigroup, Inc. 4.60%, due 3/9/26	1,500,000	1,532,456
Cooperatieve Rabobank UA 4.375%, due 8/4/25	675,000	683,720
Credit Agricole S.A. (a)
3.25%, due 10/4/24	400,000	382,913
3.375%, due 1/10/22	375,000	372,121
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22	1,490,000	1,492,307
Discover Bank 3.20%, due 8/9/21	1,210,000	1,202,773
Fifth Third Bancorp 4.30%, due 1/16/24	1,250,000	1,280,702
Goldman Sachs Group, Inc.
2.905%, due 7/24/23 (c)	750,000	733,951
3.85%, due 1/26/27	800,000	789,369
HSBC Holdings PLC 3.426% (3 Month LIBOR + 0.65%), due 9/11/21 (b)	1,500,000	1,498,714
JPMorgan Chase & Co. 3.875%, due 9/10/24	2,575,000	2,611,234
Lloyds Banking Group PLC 2.907%, due 11/7/23 (c)	1,500,000	1,440,912
Morgan Stanley
3.625%, due 1/20/27	425,000	417,754
4.10%, due 5/22/23	600,000	612,867
4.35%, due 9/8/26	1,175,000	1,188,902
Santander UK PLC 3.40%, due 6/1/21	300,000	300,270
UBS Group Funding Switzerland A.G. 4.125%, due 4/15/26 (a)	600,000	603,670
Wells Fargo Bank N.A. 3.625%, due 10/22/21	1,050,000	1,065,399
		21,033,711
Beverages 0.3%
Anheuser-Busch InBev Finance, Inc. 2.65%, due 2/1/21	301,000	299,764
Anheuser-Busch InBev Worldwide, Inc.
4.00%, due 4/13/28	500,000	495,589
4.75%, due 1/23/29	1,000,000	1,037,812
		1,833,165
Building Materials 0.4%
Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	1,225,000	1,223,750
Masco Corp. 4.45%, due 4/1/25	1,090,000	1,100,164
		2,323,914
Chemicals 0.4%
Dow Chemical Co. 4.80%, due 11/30/28 (a)	800,000	836,539
NewMarket Corp. 4.10%, due 12/15/22	1,065,000	1,085,831
NOVA Chemicals Corp. 5.00%, due 5/1/25 (a)	500,000	460,000
		2,382,370
Diversified Financial Services 0.3%
American Express Credit Corp. 3.351% (3 Month LIBOR + 0.55%), due 3/18/19 (b)	725,000	725,479
Discover Financial Services 5.20%, due 4/27/22	75,000	78,069
TD Ameritrade Holding Corp. 2.95%, due 4/1/22	800,000	800,816
		1,604,364
Electric 1.1%
Commonwealth Edison Co. 3.10%, due 11/1/24	300,000	294,533
DTE Electric Co. 2.65%, due 6/15/22	1,160,000	1,132,933
Emera U.S. Finance, L.P. 2.70%, due 6/15/21	1,250,000	1,224,612
Entergy Corp. 4.00%, due 7/15/22	1,200,000	1,208,909
Exelon Corp. 2.85%, due 6/15/20	825,000	820,352
FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	1,225,000	1,246,845
WEC Energy Group, Inc. 3.375%, due 6/15/21	650,000	652,403
		6,580,587
Food 0.2%
Conagra Brands, Inc. 4.85%, due 11/1/28	575,000	582,738
Ingredion, Inc. 4.625%, due 11/1/20	450,000	460,232
		1,042,970
Forest Products & Paper 0.2%
Fibria Overseas Finance, Ltd. 4.00%, due 1/14/25	675,000	655,432
Suzano Austria GmbH 6.00%, due 1/15/29 (a)	450,000	470,812
		1,126,244
Health Care - Products 0.3%
Becton Dickinson & Co. 2.894%, due 6/6/22	2,088,000	2,050,369

Health Care - Services 0.3%
Cigna Corp. 4.125%, due 11/15/25 (a)	1,200,000	1,224,319
Laboratory Corp. of America Holdings 3.25%, due 9/1/24	950,000	916,364
		2,140,683
Iron & Steel 0.3%
Carpenter Technology Corp. 4.45%, due 3/1/23	350,000	344,036
Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	1,300,000	1,316,668
		1,660,704
Media 0.1%
Fox Corp. 4.709%, due 1/25/29 (a)	375,000	391,205

Mining 0.1%
Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	500,000	513,809

Multi-National 0.2%
International Bank for Reconstruction & Development
2.00%, due 10/30/20	1,000,000	989,308
3.05%, due 9/13/21	525,000	525,211
		1,514,519
Oil & Gas 0.7%
Anadarko Petroleum Corp. 4.85%, due 3/15/21	1,354,000	1,387,646
Cenovus Energy, Inc. 4.25%, due 4/15/27	850,000	813,861
Helmerich & Payne, Inc. 4.65%, due 3/15/25 (a)	590,000	607,646
Nabors Industries, Inc. 5.00%, due 9/15/20	1,210,000	1,191,850
Petroleos Mexicanos
3.50%, due 1/30/23	300,000	275,907
4.875%, due 1/24/22	200,000	195,000
5.35%, due 2/12/28	150,000	131,250
		4,603,160
Oil & Gas Services 0.1%
Schlumberger Holdings Corp. 4.30%, due 5/1/29 (a)	950,000	966,447

Packaging & Containers 0.2%
WRKCo., Inc. 3.75%, due 3/15/25 (a)	1,125,000	1,104,664

Pharmaceuticals 0.1%
Bayer U.S. Finance II LLC 3.875%, due 12/15/23 (a)	700,000	699,058

Pipelines 0.8%
Buckeye Partners, L.P. 4.15%, due 7/1/23	1,750,000	1,727,934
Energy Transfer Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	1,500,000	1,585,302
Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	1,270,000	1,309,060
Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	525,000	508,106
		5,130,402
Real Estate Investment Trusts 0.7%
Highwoods Realty, L.P. 3.625%, due 1/15/23	1,750,000	1,731,589
Realty Income Corp. 3.25%, due 10/15/22	775,000	771,792
VEREIT Operating Partnership, L.P. 4.875%, due 6/1/26	1,750,000	1,779,204
		4,282,585
Retail 0.2%
CVS Health Corp. 4.30%, due 3/25/28	1,250,000	1,267,379

Software 0.5%
Fidelity National Information Services, Inc. 2.25%, due 8/15/21	2,075,000	2,017,708
Fiserv, Inc.
4.20%, due 10/1/28	700,000	699,605
4.75%, due 6/15/21	500,000	513,809
		3,231,122
Telecommunications 0.3%
AT&T, Inc. 4.10%, due 2/15/28	630,000	625,182
Verizon Communications, Inc. 3.376%, due 2/15/25	1,250,000	1,248,230
		1,873,412
Total Corporate Bonds (Cost $76,336,954)		76,098,450

Foreign Government Bonds 0.0%‡
Poland 0.0% ‡
Republic of Poland Government International Bond 5.00%, due 3/23/22	150,000	158,699
Total Foreign Government Bonds (Cost $149,248)		158,699

Mortgage-Backed Securities 1.9%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.9%
Bank Series 2017-BNK5, Class A2 2.987%, due 6/15/60	600,000	597,349
Benchmark Mortgage Trust
Series 2018-B1, Class A2 3.571%, due 1/15/51	300,000	305,077
Series 2018-B2, Class A2 3.662%, due 2/15/51	250,000	255,194
CD Mortgage Trust Series 2017-CD4, Class A2 3.03%, due 5/10/50	1,200,000	1,201,828
CFCRE Commercial Mortgage Trust Series 2017-C8, Class A2 2.982%, due 6/15/50	1,600,000	1,589,387
Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	200,000	206,256
DBJPM Mortgage Trust Series 2017-C6, Class A2 2.917%, due 6/10/50	1,500,000	1,491,145
GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (a)	400,000	402,023
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	120,259	120,092
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13, Class A2 2.936%, due 11/15/46	50,139	50,416
Series 2017-C33, Class A2 3.14%, due 5/15/50	2,000,000	2,005,555
Series 2013-C12, Class A4 4.259%, due 10/15/46 (d)	600,000	626,354
Morgan Stanley Capital I Trust Series 2017-H1, Class A2 3.089%, due 6/15/50	1,700,000	1,711,125
UBS Commercial Mortgage Trust Series 2018-C8, Class A2 3.713%, due 2/15/51	800,000	815,745
Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class AS 3.749%, due 3/15/59	100,000	100,191
Total Mortgage-Backed Securities (Cost $11,763,195)		11,477,737

U.S. Government & Federal Agencies 12.7%
Federal Farm Credit Bank 0.1%
2.875%, due 5/26/21	375,000	377,893

Federal Home Loan Bank 1.3%
1.70%, due 5/15/20	850,000	841,169
2.30%, due 1/26/21	825,000	820,439
2.50%, due 12/10/27	1,700,000	1,626,564
2.51%, due 12/29/22	700,000	693,694
3.00%, due 10/12/21	475,000	481,314
3.00%, due 3/10/28	500,000	498,197
3.25%, due 1/30/24	725,000	725,216
3.25%, due 6/9/28	1,200,000	1,216,939
3.375%, due 12/8/23	1,000,000	1,034,498
		7,938,030
Federal Home Loan Mortgage Corporation 0.6%
1.25%, due 8/15/19	650,000	645,406
2.753%, due 1/30/23	650,000	649,914
3.00%, due 5/13/22	550,000	550,119
3.32%, due 6/14/23	600,000	600,154
3.35%, due 9/28/23	575,000	575,413
3.375%, due 8/16/23	600,000	600,068
		3,621,074
Federal National Mortgage Association 0.7%
1.25%, due 7/26/19	1,000,000	993,886
1.875%, due 9/24/26	2,900,000	2,717,445
2.625%, due 1/11/22	500,000	501,528
		4,212,859
Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.4%
2.125%, due 4/24/26	400,000	383,567
2.875%, due 9/12/23	2,400,000	2,436,871
		2,820,438
United States Treasury Notes 9.6%
1.625%, due 10/15/20	1,500,000	1,478,555
1.625%, due 11/15/22	5,600	5,436
1.875%, due 4/30/22	1,200,000	1,179,000
1.875%, due 9/30/22	500,000	490,371
2.25%, due 2/15/21	1,425,000	1,418,710
2.25%, due 10/31/24	1,420,000	1,402,472
2.25%, due 11/15/25	1,600,000	1,572,312
2.375%, due 4/15/21	1,100,000	1,097,894
2.625%, due 5/15/21	3,725,000	3,737,950
2.625%, due 12/31/23	6,150,000	6,200,930
2.75%, due 4/30/23	5,925,000	5,997,674
2.75%, due 6/30/25	2,775,000	2,814,349
2.875%, due 10/31/20	24,800,000	24,960,813
2.875%, due 11/15/21	1,250,000	1,264,404
2.875%, due 4/30/25	325,000	331,919
2.875%, due 5/31/25	1,220,500	1,246,436
2.875%, due 11/30/25	1,025,000	1,047,502
3.00%, due 9/30/25	1,600,000	1,647,187
3.125%, due 11/15/28	1,585,000	1,651,496
		59,545,410
Total U.S. Government & Federal Agencies (Cost $78,063,375)		78,515,704
Total Long-Term Bonds (Cost $183,859,539)		183,689,060

	Shares
Common Stocks 60.2%
Aerospace & Defense 0.7%
General Dynamics Corp.	5,575	954,273
Lockheed Martin Corp.	3,247	940,623
Textron, Inc.	24,587	1,308,766
United Technologies Corp.	7,840	925,669
		4,129,331
Airlines 0.9%
Alaska Air Group, Inc.	7,675	490,816
American Airlines Group, Inc.	652	23,322
Delta Air Lines, Inc.	22,447	1,109,555
JetBlue Airways Corp. (e)	56,820	1,022,192
Southwest Airlines Co.	23,965	1,360,254
United Continental Holdings, Inc. (e)	20,278	1,769,661
		5,775,800
Auto Components 0.3%
Garrett Motion, Inc. (e)	83,726	1,337,104
Goodyear Tire & Rubber Co.	18,066	382,819
		1,719,923
Automobiles 0.4%
Ford Motor Co.	123,762	1,089,106
General Motors Co.	26,011	1,014,949
Harley-Davidson, Inc.	9,354	344,788
		2,448,843
Banks 2.7%
Bank of America Corp.	48,578	1,383,016
Bank OZK	33,202	1,007,349
BB&T Corp.	20,555	1,003,084
CIT Group, Inc.	22,986	1,061,723
Citigroup, Inc.	22,040	1,420,698
Citizens Financial Group, Inc.	9,433	319,967
Comerica, Inc.	18,304	1,441,257
East West Bancorp, Inc.	6,781	341,220
Fifth Third Bancorp	63,364	1,699,423
First Citizens BancShares, Inc., Class A	2,250	916,943
First Republic Bank	128	12,369
JPMorgan Chase & Co.	10,636	1,100,826
KeyCorp	7,305	120,313
M&T Bank Corp.	2,615	430,272
PNC Financial Services Group, Inc.	7,785	954,986
Regions Financial Corp.	4,155	63,031
SunTrust Banks, Inc.	19,576	1,163,206
Texas Capital Bancshares, Inc. (e)	7,001	407,948
U.S. Bancorp	19,207	982,630
Wells Fargo & Co.	22,531	1,101,991
		16,932,252
Beverages 0.3%
Coca-Cola Co.	18,785	904,122
Molson Coors Brewing Co., Class B	745	49,625
PepsiCo., Inc.	9,372	1,055,943
		2,009,690
Biotechnology 0.9%
Alexion Pharmaceuticals, Inc. (e)	8,564	1,053,030
Amgen, Inc.	6,352	1,188,523
Biogen, Inc. (e)	4,031	1,345,467
Gilead Sciences, Inc.	18,331	1,283,353
United Therapeutics Corp. (e)	4,034	465,241
		5,335,614
Building Products 0.3%
Johnson Controls International PLC	32,973	1,113,498
Masco Corp.	473	15,330
Resideo Technologies, Inc. (e)	45,954	1,007,771
		2,136,599
Capital Markets 2.0%
Ameriprise Financial, Inc.	12,386	1,568,068
Bank of New York Mellon Corp.	22,430	1,173,538
BlackRock, Inc.	2,367	982,494
CME Group, Inc.	5,733	1,045,011
E*TRADE Financial Corp.	9,936	463,614
Goldman Sachs Group, Inc.	5,292	1,047,869
Intercontinental Exchange, Inc.	13,973	1,072,567
Lazard, Ltd., Class A	14,588	580,457
Legg Mason, Inc.	31,413	936,107
Morgan Stanley	22,755	962,536
Nasdaq, Inc.	8,384	738,127
Northern Trust Corp.	5,752	508,822
Raymond James Financial, Inc.	2,419	194,730
State Street Corp.	16,990	1,204,591
		12,478,531
Chemicals 1.7%
Air Products & Chemicals, Inc.	6,772	1,113,249
Cabot Corp.	4,146	194,406
Celanese Corp.	7,809	747,790
CF Industries Holdings, Inc.	28,298	1,235,208
DowDuPont, Inc.	17,359	934,088
Ecolab, Inc.	6,092	963,572
Huntsman Corp.	10,849	238,352
Linde PLC	5,758	938,612
LyondellBasell Industries N.V., Class A	14,414	1,253,585
Mosaic Co.	40,514	1,307,792
Olin Corp.	11,489	271,255
PPG Industries, Inc.	9,386	989,660
RPM International, Inc.	501	28,637
Scotts Miracle-Gro Co.	2,709	201,414
		10,417,620
Commercial Services & Supplies 0.7%
ADT, Inc.	87,242	629,887
Clean Harbors, Inc. (e)	15,593	923,262
Republic Services, Inc.	18,217	1,397,426
Waste Management, Inc.	11,751	1,124,218
		4,074,793
Communications Equipment 0.5%
Cisco Systems, Inc.	23,791	1,125,077
EchoStar Corp., Class A (e)	10,553	432,462
Juniper Networks, Inc.	42,129	1,092,826
Motorola Solutions, Inc.	1,675	195,824
		2,846,189
Consumer Finance 0.8%
American Express Co.	8,985	922,760
Capital One Financial Corp.	13,753	1,108,354
Discover Financial Services	17,963	1,212,323
Synchrony Financial	53,808	1,616,392
		4,859,829
Containers & Packaging 0.8%
Ball Corp.	42,095	2,200,727
Berry Global Group, Inc. (e)	7,681	378,289
International Paper Co.	27,558	1,307,076
Owens-Illinois, Inc.	23,819	478,047
Silgan Holdings, Inc.	15,916	439,600
Sonoco Products Co.	58	3,340
Westrock Co.	5,145	209,453
		5,016,532
Distributors 0.2%
Genuine Parts Co.	9,937	991,911

Diversified Consumer Services 0.4%
Graham Holdings Co., Class B	2,044	1,359,260
H&R Block, Inc.	35,005	825,768
Service Corporation International	12,597	540,663
		2,725,691
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc., Class B (e)	6,048	1,243,106

Diversified Telecommunication Services 0.4%
AT&T, Inc.	35,235	1,059,164
CenturyLink, Inc.	33,566	514,231
Verizon Communications, Inc.	18,835	1,037,055
		2,610,450
Electric Utilities 2.1%
American Electric Power Co., Inc.	13,567	1,073,421
Avangrid, Inc.	435	21,693
Duke Energy Corp.	10,354	908,874
Edison International	9,412	536,202
Entergy Corp.	10,025	894,130
Evergy, Inc.	1,989	114,010
Eversource Energy	9,267	643,223
Exelon Corp.	22,886	1,093,035
FirstEnergy Corp.	10,798	423,282
NextEra Energy, Inc.	5,156	922,821
OGE Energy Corp.	48,635	1,991,603
Pinnacle West Capital Corp.	11,920	1,050,390
PPL Corp.	29,144	912,790
Southern Co.	23,022	1,118,869
Xcel Energy, Inc.	29,831	1,561,951
		13,266,294
Electrical Equipment 0.7%
Acuity Brands, Inc.	7,906	955,915
Eaton Corp. PLC	15,217	1,160,296
Emerson Electric Co.	17,920	1,173,222
Regal Beloit Corp.	11,837	908,608
		4,198,041
Electronic Equipment, Instruments & Components 0.8%
Avnet, Inc.	22,005	906,606
Coherent, Inc. (e)	3,629	428,948
Corning, Inc.	63,020	2,096,045
FLIR Systems, Inc.	5,815	284,237
Jabil, Inc.	39,330	1,048,145
Keysight Technologies, Inc. (e)	1,471	108,883
		4,872,864
Energy Equipment & Services 0.5%
Baker Hughes, a GE Co.	42,779	1,008,301
Patterson-UTI Energy, Inc.	69,914	848,057
RPC, Inc.	3,911	42,200
Schlumberger, Ltd.	23,989	1,060,553
		2,959,111
Entertainment 1.1%
Cinemark Holdings, Inc.	22,926	938,132
Lions Gate Entertainment Corp., Class A	47,902	879,960
Twenty-First Century Fox, Inc.
Class A	21,487	1,059,524
Class B	21,611	1,060,235
Viacom, Inc.
Class A	13,738	471,076
Class B	43,126	1,268,767
Walt Disney Co.	10,859	1,210,996
		6,888,690
Equity Real Estate Investment Trusts 5.7%
American Campus Communities, Inc.	10,696	492,230
American Homes 4 Rent, Class A	36,774	813,073
Apartment Investment & Management Co., Class A	18,936	937,711
Apple Hospitality REIT, Inc.	35,475	582,145
AvalonBay Communities, Inc.	7,183	1,385,744
Boston Properties, Inc.	2,166	285,630
Brixmor Property Group, Inc.	50,763	869,570
Camden Property Trust	5,955	577,337
Colony Capital, Inc.	159,127	965,901
Corporate Office Properties Trust	19,482	481,011
Crown Castle International Corp.	8,205	960,477
Digital Realty Trust, Inc.	4,189	453,836
Empire State Realty Trust, Inc., Class A	17,688	273,457
EPR Properties	13,572	991,570
Equity Residential	23,326	1,692,535
Essex Property Trust, Inc.	3,318	899,842
HCP, Inc.	47,975	1,513,132
Healthcare Trust of America, Inc., Class A	31,058	882,668
Highwoods Properties, Inc.	166	7,357
Hospitality Properties Trust	35,576	948,456
Host Hotels & Resorts, Inc.	76,331	1,378,538
Kimco Realty Corp.	33,188	564,528
Lamar Advertising Co., Class A	10,361	771,376
Liberty Property Trust	371	17,489
Medical Properties Trust, Inc.	60,537	1,101,773
Mid-America Apartment Communities, Inc.	6,990	707,947
National Retail Properties, Inc.	9,834	518,350
Omega Healthcare Investors, Inc.	28,324	1,138,342
Outfront Media, Inc.	21,938	455,214
Park Hotels & Resorts, Inc.	34,736	1,044,512
Prologis, Inc.	14,499	1,002,751
Rayonier, Inc.	26,939	820,023
Realty Income Corp.	8,933	613,608
Retail Properties of America, Inc., Class A	18,612	235,256
Senior Housing Properties Trust	66,417	914,562
Simon Property Group, Inc.	5,988	1,090,535
STORE Capital Corp.	14,749	476,688
UDR, Inc.	13,555	593,031
Uniti Group, Inc. (e)	50,209	999,661
Ventas, Inc.	29,266	1,887,364
VEREIT, Inc.	114,318	923,689
Welltower, Inc.	24,262	1,880,062
Weyerhaeuser Co.	9,467	248,414
		35,397,395
Food & Staples Retailing 0.8%
Casey's General Stores, Inc.	7,132	917,746
Kroger Co.	64,424	1,825,132
Walgreens Boots Alliance, Inc.	15,748	1,137,950
Walmart, Inc.	13,050	1,250,582
		5,131,410
Food Products 1.3%
Archer-Daniels-Midland Co.	12,372	555,503
Conagra Brands, Inc.	18,899	408,974
General Mills, Inc.	28,562	1,269,295
Hormel Foods Corp.	648	27,423
Ingredion, Inc.	1,922	190,278
J.M. Smucker Co.	392	41,113
Kraft Heinz Co.	19,669	945,292
McCormick & Co., Inc.	1,106	136,746
Mondelez International, Inc., Class A	21,541	996,487
Pilgrim's Pride Corp. (e)	45,469	921,202
Post Holdings, Inc. (e)	3,193	296,374
TreeHouse Foods, Inc. (e)	16,055	936,970
Tyson Foods, Inc., Class A	20,303	1,257,162
		7,982,819
Gas Utilities 0.2%
Atmos Energy Corp.	3,329	325,010
UGI Corp.	21,329	1,216,393
		1,541,403
Health Care Equipment & Supplies 1.7%
Abbott Laboratories	14,957	1,091,562
Baxter International, Inc.	16,098	1,166,944
Becton Dickinson & Co.	4,067	1,014,554
Boston Scientific Corp. (e)	26,458	1,009,373
Cooper Cos., Inc.	203	56,588
Danaher Corp.	10,406	1,154,234
Hill-Rom Holdings, Inc.	15,858	1,586,117
Hologic, Inc. (e)	21,148	938,971
Medtronic PLC	11,392	1,006,939
STERIS PLC	10,468	1,193,980
Zimmer Biomet Holdings, Inc.	4,588	502,661
		10,721,923
Health Care Providers & Services 2.0%
Anthem, Inc.	3,498	1,059,894
Cardinal Health, Inc.	30,415	1,519,838
Centene Corp. (e)	6,915	902,892
Cigna Corp. (e)	9,232	1,844,646
CVS Health Corp.	17,088	1,120,118
DaVita, Inc. (e)	7,399	415,306
HCA Healthcare, Inc.	9,485	1,322,494
Henry Schein, Inc. (e)	4,169	323,931
Humana, Inc.	3,108	960,341
McKesson Corp.	10,886	1,396,129
Premier, Inc., Class A (e)	20,444	813,467
Quest Diagnostics, Inc.	350	30,572
Universal Health Services, Inc., Class B	5,819	771,192
		12,480,820
Hotels, Restaurants & Leisure 1.4%
Aramark	927	30,545
Carnival Corp.	21,146	1,217,587
Darden Restaurants, Inc.	9,037	948,252
Extended Stay America, Inc.	36,722	627,946
Las Vegas Sands Corp.	19,792	1,155,061
McDonald's Corp.	5,050	902,839
Norwegian Cruise Line Holdings, Ltd. (e)	20,653	1,062,184
Royal Caribbean Cruises, Ltd.	1,954	234,578
Yum China Holdings, Inc.	36,960	1,347,192
Yum! Brands, Inc.	10,074	946,754
		8,472,938
Household Durables 0.3%
Garmin, Ltd.	11,470	793,495
Lennar Corp., Class A	6,750	320,085
PulteGroup, Inc.	18,620	517,822
		1,631,402
Household Products 0.6%
Church & Dwight Co., Inc.	7,734	499,694
Colgate-Palmolive Co.	14,532	939,930
Kimberly-Clark Corp.	10,477	1,166,928
Procter & Gamble Co.	11,332	1,093,198
		3,699,750
Independent Power & Renewable Electricity Producers 0.5%
AES Corp.	79,540	1,303,660
NRG Energy, Inc.	32,212	1,317,793
Vistra Energy Corp. (e)	8,670	217,704
		2,839,157
Industrial Conglomerates 0.6%
3M Co.	4,664	934,199
General Electric Co.	124,697	1,266,922
Honeywell International, Inc.	7,753	1,113,563
Roper Technologies, Inc.	1,643	465,396
		3,780,080
Insurance 4.8%
Aflac, Inc.	26,688	1,273,018
Alleghany Corp.	518	327,148
Allstate Corp.	14,582	1,281,320
American International Group, Inc.	24,168	1,044,783
American National Insurance Co.	7,248	1,008,849
Arthur J. Gallagher & Co.	9,388	701,378
Assurant, Inc.	18,201	1,754,394
Assured Guaranty, Ltd.	17,637	715,357
Athene Holding, Ltd., Class A (e)	24,910	1,068,639
AXIS Capital Holdings, Ltd.	30,453	1,630,758
Chubb, Ltd.	8,337	1,109,238
Cincinnati Financial Corp.	12,353	1,002,075
CNA Financial Corp.	21,901	1,004,380
Everest Re Group, Ltd.	7,923	1,735,533
Fidelity National Financial, Inc.	14,864	537,482
First American Financial Corp.	21,093	1,056,337
Hartford Financial Services Group, Inc.	1,950	91,494
Lincoln National Corp.	24,141	1,412,007
Markel Corp. (e)	124	130,635
Marsh & McLennan Cos., Inc.	11,208	988,434
Mercury General Corp.	7,755	400,934
MetLife, Inc.	30,001	1,370,146
Old Republic International Corp.	47,333	953,760
Principal Financial Group, Inc.	12,404	621,068
Prudential Financial, Inc.	14,516	1,337,504
Reinsurance Group of America, Inc.	8,173	1,180,590
Torchmark Corp.	14,419	1,207,735
Travelers Cos., Inc.	9,963	1,250,755
Unum Group	9,887	343,672
W.R. Berkley Corp.	12,631	971,198
Willis Towers Watson PLC	2,184	355,533
		29,866,154
Internet & Direct Marketing Retail 0.2%
eBay, Inc. (e)	41,708	1,403,474

IT Services 1.8%
Akamai Technologies, Inc. (e)	11,195	728,794
Booz Allen Hamilton Holding Corp.	14,663	720,393
Cognizant Technology Solutions Corp., Class A	18,394	1,281,694
Conduent, Inc. (e)	72,756	927,639
CoreLogic, Inc. (e)	20,750	753,225
DXC Technology Co.	14,300	916,916
Fidelity National Information Services, Inc.	11,983	1,252,583
Genpact, Ltd.	8,191	244,338
International Business Machines Corp.	10,190	1,369,740
Leidos Holdings, Inc.	12,383	718,214
Sabre Corp.	32,447	745,632
Western Union Co.	55,386	1,010,794
Worldpay, Inc., Class A (e)	4,899	408,969
		11,078,931
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	36,957	2,810,580
Bruker Corp.	10,414	365,115
Charles River Laboratories International, Inc. (e)	11,429	1,407,939
IQVIA Holdings, Inc. (e)	11,033	1,423,367
Thermo Fisher Scientific, Inc.	4,550	1,117,798
		7,124,799
Machinery 2.1%
AGCO Corp.	17,503	1,123,693
Caterpillar, Inc.	7,304	972,601
Crane Co.	10,226	846,304
Cummins, Inc.	10,193	1,499,492
Dover Corp.	7,379	648,097
Flowserve Corp.	10,655	469,246
Ingersoll-Rand PLC	3,895	389,656
ITT, Inc.	338	17,765
Oshkosh Corp.	25,145	1,887,132
PACCAR, Inc.	29,699	1,945,878
Parker-Hannifin Corp.	1,540	253,807
Pentair PLC	8,042	331,250
Snap-on, Inc.	7,538	1,251,233
Stanley Black & Decker, Inc.	2,154	272,352
Terex Corp.	31,215	958,613
Timken Co.	10,293	438,379
		13,305,498
Media 1.4%
Charter Communications, Inc., Class A (e)	3,884	1,285,798
Comcast Corp., Class A	33,343	1,219,354
Discovery, Inc. (e)
Class A	27,067	768,161
Class C	39,940	1,064,401
DISH Network Corp., Class A (e)	13,205	404,997
Interpublic Group of Cos., Inc.	46,750	1,063,562
Liberty Media Corp-Liberty SiriusXM (e)
Class A	4,348	172,963
Class C	5,036	201,239
News Corp.
Class A	76,748	984,677
Class B	38,535	498,258
Omnicom Group, Inc.	13,062	1,017,269
		8,680,679
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	21,633	251,808
Newmont Mining Corp.	7,011	239,145
Nucor Corp.	12,101	741,066
Steel Dynamics, Inc.	14,736	539,190
		1,771,209
Multi-Utilities 2.0%
Ameren Corp.	22,583	1,565,905
CenterPoint Energy, Inc.	49,317	1,524,882
CMS Energy Corp.	25,493	1,329,205
Consolidated Edison, Inc.	7,293	566,301
Dominion Energy, Inc.	12,334	866,340
DTE Energy Co.	15,254	1,796,158
MDU Resources Group, Inc.	42,543	1,093,781
Public Service Enterprise Group, Inc.	19,743	1,076,981
Sempra Energy	7,898	923,908
WEC Energy Group, Inc.	18,551	1,354,780
		12,098,241
Multiline Retail 0.6%
Dollar Tree, Inc. (e)	1,921	186,010
Kohl's Corp.	19,500	1,339,455
Macy's, Inc.	37,679	990,958
Target Corp.	18,200	1,328,600
		3,845,023
Oil, Gas & Consumable Fuels 3.8%
Anadarko Petroleum Corp.	22,239	1,052,572
Apache Corp.	12,339	404,966
Chesapeake Energy Corp. (e)	287,437	819,195
Chevron Corp.	10,824	1,240,972
Concho Resources, Inc. (e)	2,058	246,631
ConocoPhillips	19,199	1,299,580
Continental Resources, Inc. (e)	11,130	513,872
Devon Energy Corp.	26,218	698,710
EOG Resources, Inc.	11,149	1,105,981
EQT Corp.	20,687	402,776
Equitrans Midstream Corp. (e)	16,464	342,780
Exxon Mobil Corp.	16,508	1,209,706
Hess Corp.	7,927	428,058
HollyFrontier Corp.	21,357	1,203,253
Kinder Morgan, Inc.	67,498	1,221,714
Marathon Oil Corp.	40,302	636,369
Marathon Petroleum Corp.	20,159	1,335,735
Murphy Oil Corp.	34,513	943,931
Occidental Petroleum Corp.	16,601	1,108,615
ONEOK, Inc.	4,966	318,867
PBF Energy, Inc., Class A	27,432	1,004,560
Phillips 66	14,028	1,338,411
Pioneer Natural Resources Co.	6,872	978,023
Targa Resources Corp.	6,447	277,285
Valero Energy Corp.	16,726	1,468,877
Whiting Petroleum Corp. (e)	32,933	942,872
Williams Cos., Inc.	31,256	841,724
		23,386,035
Paper & Forest Products 0.1%
Domtar Corp.	19,976	936,874

Personal Products 0.2%
Herbalife Nutrition, Ltd. (e)	16,305	973,409

Pharmaceuticals 1.1%
Allergan PLC	8,099	1,166,094
Bristol-Myers Squibb Co.	17,605	869,159
Eli Lilly & Co.	9,842	1,179,662
Johnson & Johnson	8,037	1,069,564
Merck & Co., Inc.	14,101	1,049,537
Mylan N.V. (e)	6,549	196,143
Pfizer, Inc.	24,722	1,049,449
		6,579,608
Professional Services 0.2%
IHS Markit, Ltd. (e)	5,591	290,285
Nielsen Holdings PLC	45,897	1,178,635
		1,468,920
Real Estate Management & Development 0.1%
Jones Lang LaSalle, Inc.	5,220	748,600

Road & Rail 0.6%
CSX Corp.	16,405	1,077,809
Norfolk Southern Corp.	7,064	1,184,915
Schneider National, Inc., Class B	2,337	49,638
Union Pacific Corp.	7,498	1,192,707
		3,505,069
Semiconductors & Semiconductor Equipment 1.4%
Analog Devices, Inc.	8,026	793,451
Broadcom, Inc.	4,760	1,276,870
Cypress Semiconductor Corp.	52,510	728,314
Intel Corp.	24,899	1,173,241
Micron Technology, Inc. (e)	34,849	1,331,929
NXP Semiconductors N.V.	13,611	1,184,565
Qorvo, Inc. (e)	17,562	1,147,852
QUALCOMM, Inc.	15,710	777,959
Skyworks Solutions, Inc.	107	7,815
Teradyne, Inc.	4,701	169,189
		8,591,185
Software 1.1%
LogMeIn, Inc.	9,257	861,086
Microsoft Corp.	11,432	1,193,844
Nuance Communications, Inc. (e)	62,508	992,002
Oracle Corp.	25,926	1,302,263
Symantec Corp.	64,706	1,360,120
Teradata Corp. (e)	20,631	915,604
		6,624,919
Specialty Retail 1.0%
Advance Auto Parts, Inc.	6,847	1,090,042
AutoZone, Inc. (e)	971	822,767
Dick's Sporting Goods, Inc.	22,463	793,168
Foot Locker, Inc.	19,930	1,113,888
Gap, Inc.	27,856	708,657
L Brands, Inc.	23,087	642,742
Williams-Sonoma, Inc.	16,983	924,385
		6,095,649
Technology Hardware, Storage & Peripherals 0.6%
Dell Technologies, Inc., Class C (e)	28,775	1,398,177
Hewlett Packard Enterprise Co.	66,601	1,038,309
HP, Inc.	55,521	1,223,128
		3,659,614
Textiles, Apparel & Luxury Goods 0.4%
Capri Holdings, Ltd.	8,500	361,080
Ralph Lauren Corp.	9,501	1,103,446
Tapestry, Inc.	23,140	895,750
		2,360,276
Tobacco 0.1%
Philip Morris International, Inc.	12,075	926,394

Trading Companies & Distributors 0.1%
HD Supply Holdings, Inc. (e)	6,144	257,679
WESCO International, Inc. (e)	2,752	144,205
		401,884
Water Utilities 0.0% ‡
American Water Works Co., Inc.	1,780	170,293

Wireless Telecommunication Services 0.6%
Sprint Corp. (e)	149,463	932,649
T-Mobile U.S., Inc. (e)	16,180	1,126,451
Telephone & Data Systems, Inc.	25,576	926,363
United States Cellular Corp. (e)	13,588	782,397
		3,767,860
Total Common Stocks (Cost $320,837,716)		372,987,398

Exchange-Traded Funds 5.5%
iShares Intermediate Government / Credit Bond ETF	113,009	12,329,282
iShares Russell 1000 Value ETF	72,232	8,633,891
SPDR S&P 500 ETF Trust	52	14,036
SPDR S&P MidCap 400 ETF Trust	414	138,189
Vanguard Mid-Cap Value ETF	121,949	12,759,524
Total Exchange-Traded Funds (Cost $33,586,799)		33,874,922

	Principal Amount
Short-Term Investments 0.5%
Repurchase Agreements 0.3%
Fixed Income Clearing Corp. 0.5%, dated 1/31/19 due 2/1/19 Proceeds at Maturity $686,261 (Collateralized by United States Treasury Note with a rate of 2.875% and maturity date 11/30/23, with a Principal Amount of $685,000 and a Market Value of $699,996)	$686,252	686,252
RBC Capital Markets 2.54%, dated 1/31/19 due 2/1/19 Proceeds at Maturity $1,279,090 (Collateralized by United States Treasury Note with a rate of 1.875% and a maturity date 2/28/22 , with a Principal Amount of $1,316,900 and a Market Value of $1,304,701)	1,279,000	1,279,000
Total Repurchase Agreements (Cost $1,965,252)		1,965,252

Other Commercial Papers 0.2%
Wisconsin Power & Light Co. 2.403%, due 2/1/19	1,000,000	1,000,000
Total Other Commercial Papers (Cost $1,000,000)		1,000,000
Total Short-Term Investments (Cost $2,965,252)		2,965,252
Total Investments (Cost $541,249,306)	95.9%	593,516,632
Other Assets, Less Liabilities	4.1	25,577,808
Net Assets	100.0%	$619,094,440

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2019.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of January 31, 2019.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(e)	Non-income producing security.

As of January 31, 2019, the Fund held the following futures contracts1:

Type	Number of Contracts Long	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	7	March 2019	$1,482,603	$1,486,296	$3,693
5-Year United States Treasury Note	73	March 2019	8,273,104	8,384,735	111,631
10-Year United States Treasury Note	33	March 2019	3,943,874	4,041,468	97,594
			$13,699,581	$13,912,499	$212,918

1.	As of January 31, 2019, cash in the amount of $95,610 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2019.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
REIT	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund 's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$17,438,470	$—	$17,438,470
Corporate Bonds	—	76,098,450	—	76,098,450
Foreign Government Bonds	—	158,699	—	158,699
Mortgage-Backed Securities	—	11,477,737	—	11,477,737
U.S. Government & Federal Agencies	—	78,515,704	—	78,515,704
Total Long-Term Bonds	—	183,689,060	—	183,689,060
Common Stocks	372,987,398	—	—	372,987,398
Exchange-Traded Funds	33,874,922	—	—	33,874,922
Short-Term Investments
Repurchase Agreements	—	1,965,252	—	1,965,252
Other Commercial Papers	—	1,000,000	—	1,000,000
Total Short-Term Investments	—	2,965,252	—	2,965,252
Total Investments in Securities	406,862,320	186,654,312	—	593,516,632
Other Financial Instruments
Futures Contracts (b)	212,918	—	—	212,918
Total Investments in Securities and Other Financial Instruments	$407,075,238	$186,654,312	$—	$593,729,550

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Candriam Emerging Markets Equity Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 92.5% †
Argentina 1.0%
Grupo Financiero Galicia S.A., ADR (Banks)	11,000	$401,610
MercadoLibre, Inc. (Internet & Direct Marketing Retail)	1,000	364,000
		765,610
Brazil 5.1%
Azul S.A., ADR (Airlines) (a)	14,000	423,500
Banco do Brasil S.A. (Banks)	82,000	1,165,968
Localiza Rent a Car S.A. (Road & Rail)	46,000	419,993
Magazine Luiza S.A. (Multiline Retail)	10,000	490,979
Notre Dame Intermedica Participacoes S.A. (Health Care Providers & Services) (a)	25,000	230,177
Rumo S.A. (Road & Rail) (a)	90,000	484,893
Vale S.A. (Metals & Mining)	48,000	598,816
		3,814,326
China 33.8%
58.com, Inc., ADR (Interactive Media & Services) (a)	1,000	63,400
Aier Eye Hospital Group Co., Ltd., Class A (Health Care Providers & Services)	94,939	384,542
Alibaba Group Holding, Ltd., Sponsored ADR (Internet & Direct Marketing Retail) (a)	18,800	3,167,612
Anhui Conch Cement Co., Ltd., Class H (Construction Materials)	165,000	891,534
ANTA Sports Products, Ltd. (Textiles, Apparel & Luxury Goods)	90,000	465,073
Baozun, Inc., ADR (Internet & Direct Marketing Retail) (a)(b)	13,000	465,400
Beijing Enterprises Water Group, Ltd. (Water Utilities)	900,000	519,552
China Construction Bank Corp., Class H (Banks)	2,120,000	1,893,834
China Merchants Bank Co., Ltd., Class H (Banks)	460,000	2,004,804
China Mobile, Ltd. (Wireless Telecommunication Services)	132,000	1,384,401
China Overseas Land & Investment, Ltd. (Real Estate Management & Development)	230,000	864,645
China Petroleum & Chemical Corp., Class H (Oil, Gas & Consumable Fuels)	450,000	376,761
China Railway Group, Ltd., Class H (Construction & Engineering)	940,000	876,853
Country Garden Services Holdings Co., Ltd. (Commercial Services & Supplies) (a)	199,482	307,085
Future Land Development Holdings, Ltd. (Real Estate Management & Development)	460,000	386,892
Geely Automobile Holdings, Ltd. (Automobiles)	120,000	202,774
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Electronic Equipment, Instruments & Components)	109,920	492,267
Kunlun Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	500,000	532,677
Lenovo Group, Ltd. (Technology Hardware, Storage & Peripherals)	1,000,000	726,378
Longi Green Energy Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	140,000	463,083
Luxshare Precision Industry Co., Ltd. (Electrical Equipment)	50,000	122,064
Nari Technology Co., Ltd. (Electrical Equipment)	119,943	342,541
Noah Holdings, Ltd., ADR (Capital Markets) (a)	9,000	423,000
PetroChina Co., Ltd., Class H (Oil, Gas & Consumable Fuels)	850,000	548,097
Ping An Insurance Group Co. of China, Ltd., Class H (Insurance)	190,000	1,837,737
Sany Heavy Industry Co., Ltd., Class A (Machinery)	400,000	544,031
Shenzhen International Holdings, Ltd. (Transportation Infrastructure)	170,000	329,292
Silergy Corp. (Semiconductors & Semiconductor Equipment)	18,000	266,003
Sunny Optical Technology Group Co., Ltd. (Electronic Equipment, Instruments & Components)	38,000	373,359
TAL Education Group, ADR (Diversified Consumer Services) (a)	16,000	496,480
Tencent Holdings, Ltd. (Interactive Media & Services)	81,000	3,571,488
		25,323,659
Hong Kong 1.3%
CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	320,000	548,887
SSY Group, Ltd. (Pharmaceuticals)	380,000	340,430
Xinyi Glass Holdings, Ltd. (Auto Components)	100,000	121,063
		1,010,380
Hungary 1.0%
MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	60,000	717,768

India 7.8%
Adani Ports & Special Economic Zone, Ltd. (Transportation Infrastructure)	50,000	237,627
Aurobindo Pharma, Ltd. (Pharmaceuticals)	30,000	331,215
Axis Bank, Ltd. (Banks) (a)	50,000	506,749
Bajaj Finance, Ltd. (Consumer Finance)	20,000	725,844
GAIL India, Ltd. (Gas Utilities)	30,000	140,467
Godrej Consumer Products, Ltd. (Personal Products)	20,000	200,070
Infosys, Ltd., Sponsored ADR (IT Services)	60,000	632,733
Petronet LNG, Ltd. (Oil, Gas & Consumable Fuels)	180,000	575,028
PVR, Ltd. (Entertainment)	20,000	451,448
Reliance Industries, Ltd.	45,000	775,225
Sponsored GDR (c)	10,000	344,500
Shree Cement, Ltd. (Construction Materials)	1,000	221,920
Tech Mahindra, Ltd. (IT Services)	70,000	718,996
		5,861,822
Indonesia 1.8%
PT Bank Rakyat Indonesia Persero Tbk (Banks)	4,700,000	1,295,044
Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	150,000	41,868
		1,336,912
Malaysia 0.7%
Public Bank BHD (Banks)	85,000	514,233

Mexico 2.1%
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Transportation Infrastructure)	28,000	507,045
Grupo Financiero Banorte S.A.B. de C.V., Class O (Banks)	190,000	1,056,701
		1,563,746
Peru 0.8%
Credicorp, Ltd. (Banks)	2,600	631,228

Philippines 1.7%
Ayala Land, Inc. (Real Estate Management & Development)	950,000	809,441
Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	80,000	485,128
		1,294,569
Poland 1.8% (a)
Alior Bank S.A. (Banks)	17,000	262,599
CD Projekt S.A. (Entertainment)	12,000	612,508
Dino Polska S.A. (Food & Staples Retailing) (c)	17,000	458,065
		1,333,172
Republic of Korea 12.3%
Cosmax, Inc. (Personal Products)	4,600	520,918
Hyundai Marine & Fire Insurance Co., Ltd. (Insurance)	11,000	369,254
Koh Young Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,000	368,490
Korea Investment Holdings Co., Ltd. (Capital Markets)	11,000	635,690
LG Chem, Ltd. (Chemicals)	1,600	529,187
LG Household & Health Care, Ltd. (Personal Products)	360	409,293
Medy-Tox, Inc. (Biotechnology)	867	403,636
NCSoft Corp. (Entertainment)	1,200	505,280
Osstem Implant Co., Ltd. (Health Care Equipment & Supplies) (a)	6,457	322,081
POSCO (Metals & Mining)	1,000	246,259
Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	65,000	2,696,041
Samsung Engineering Co., Ltd. (Construction & Engineering) (a)	42,000	632,274
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	7,000	464,926
SK Materials Co., Ltd. (Chemicals)	2,300	322,267
SK Telecom Co., Ltd. (Wireless Telecommunication Services)	2,100	486,946
SKCKOLONPl, Inc. (Chemicals) (a)	10,000	310,070
		9,222,612
Russia 3.9%
Alrosa PJSC (Metals & Mining) (a)	470,000	705,036
Polymetal International PLC (Metals & Mining)	50,000	569,365
Tatneft PJSC (Oil, Gas & Consumable Fuels)	45,000	558,765
TCS Group Holding PLC (Banks)	16,000	312,000
Yandex N.V., Class A (Interactive Media & Services) (a)	22,000	738,760
		2,883,926
South Africa 6.2%
AngloGold Ashanti, Ltd. (Metals & Mining)	28,000	394,718
Bidvest Group, Ltd. (Industrial Conglomerates)	24,000	366,593
Capitec Bank Holdings, Ltd. (Banks)	11,400	1,002,306
Discovery, Ltd. (Insurance)	49,000	588,203
Naspers, Ltd., Class N (Media)	9,400	2,154,444
Sappi, Ltd. (Paper & Forest Products)	21,197	124,685
		4,630,949
Taiwan 7.2%
Accton Technology Corp. (Communications Equipment)	85,000	297,430
Airtac International Group (Machinery)	45,000	515,600
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	21,000	425,175
Chailease Holding Co., Ltd. (Diversified Financial Services)	270,200	993,851
China Life Insurance Co., Ltd. (Insurance)	450,000	406,474
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	380,000	2,733,591
		5,372,121
Thailand 2.5%
Advanced Info Service PCL, NVDR (Wireless Telecommunication Services)	50,000	285,669
CP ALL PCL, NVDR (Food & Staples Retailing)	330,000	821,237
Energy Absolute PCL, NVDR (Oil, Gas & Consumable Fuels)	400,000	608,146
Indorama Ventures PCL, NVDR (Chemicals)	120,000	184,364
		1,899,416
Turkey 0.8%
BIM Birlesik Magazalar A/S (Food & Staples Retailing)	34,000	593,905

United Arab Emirates 0.7%
NMC Health PLC (Health Care Providers & Services)	15,000	506,802

Total Common Stocks (Cost $72,094,041)		69,277,156

Exchange-Traded Funds 0.5%
India 0.5%
Invesco India ETF (Capital Markets)	16,033	382,547

Total Exchange-Traded Funds (Cost $401,894)		382,547

Preferred Stocks 5.3%
Brazil 4.0%
Itau Unibanco Holding S.A. 5.57% (Banks)	164,000	1,743,782
Petroleo Brasileiro S.A. 3.62% (Oil, Gas & Consumable Fuels)	175,000	1,227,380
		2,971,162
Republic of Korea 1.3%
LG Chem, Ltd. 2.94% (Chemicals)	2,500	454,995
Samsung Electronics Co., Ltd. 3.81% (Technology Hardware, Storage & Peripherals)	16,000	539,253
		994,248
Total Preferred Stocks (Cost $3,762,748)		3,965,410

Total Investments (Cost $76,258,683)	98.3%	73,625,113
Other Assets, Less Liabilities	1.7	1,239,071

Net Assets	100.0%	$74,864,184

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2019, the market value of securities loaned was $368,187 and the Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $393,626.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
PCL	—Provision for Credit Losses

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund 's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)

Common Stocks	$69,277,156	$—	$—	$69,277,156
Exchange-Traded Funds	382,547	—	—	382,547
Preferred Stocks	3,965,410	—	—	3,965,410
Total Investments in Securities	$73,625,113	$—	$—	$73,625,113

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Conservative Allocation Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.3% †
Equity Funds 43.1%
IQ 50 Percent Hedged FTSE International ETF	786,632	$15,284,260
IQ 500 International ETF	159	4,238
IQ Chaikin U.S. Large Cap ETF	483,488	11,419,986
IQ Chaikin U.S. Small Cap ETF	658,109	16,498,793
IQ Global Resources ETF	138,962	3,778,599
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	1,182,361	10,097,365
MainStay Cushing MLP Premier Fund Class I	242,909	2,698,715
MainStay Cushing Renaissance Advantage Fund Class I (a)	422,830	7,471,403
MainStay Epoch Capital Growth Fund Class I (b)	319,880	3,697,815
MainStay Epoch Global Choice Fund Class I (a)	237,835	4,017,038
MainStay Epoch International Choice Fund Class I	234,628	7,625,408
MainStay Epoch U.S. All Cap Fund Class R6 (a)	346,109	8,818,852
MainStay Epoch U.S. Equity Yield Fund Class R6	752,675	11,711,617
MainStay Epoch U.S. Small Cap Fund Class I (a)	787,395	20,047,070
MainStay Large Cap Growth Fund Class R6	1,039,466	9,646,247
MainStay MacKay Common Stock Fund Class I	2,278	52,244
MainStay MacKay Emerging Markets Equity Fund Class R6 (a)	1,128,840	10,159,559
MainStay MacKay Growth Fund Class I (a)	225,147	7,479,392
MainStay MacKay International Equity Fund Class I	445	7,042
MainStay MacKay International Opportunities Fund Class I (b)	953,910	7,163,866
MainStay MacKay S&P 500 Index Fund Class I	39,260	1,738,052
MainStay MacKay U.S. Equity Opportunities Fund Class I	1,272,374	10,204,437
MainStay MAP Equity Fund Class I	258,292	9,861,595
Total Equity Funds (Cost $169,661,532)		179,483,593

Fixed Income Funds 53.2%
IQ Enhanced Core Bond U.S. ETF (a)	612,777	11,440,547
IQ S&P High Yield Low Volatility Bond ETF (a)	217,162	5,277,037
MainStay Floating Rate Fund Class I	2,380,307	21,589,381
MainStay Indexed Bond Fund Class I (a)	11,979,325	124,105,802
MainStay MacKay Convertible Fund Class I	281,538	4,681,975
MainStay MacKay High Yield Corporate Bond Fund Class R6	1,404,422	7,710,279
MainStay MacKay High Yield Municipal Bond Fund Class I	555,167	6,872,965
MainStay MacKay Short Duration High Yield Fund Class I	1,003,788	9,776,895
MainStay MacKay Short Term Municipal Fund Class I	641,636	6,134,045
MainStay MacKay Total Return Bond Fund Class R6	1,456,210	15,028,086
MainStay MacKay Unconstrained Bond Fund Class R6	1,009,077	8,667,969
Total Fixed Income Funds (Cost $219,776,795)		221,284,981
Total Affiliated Investment Companies (Cost $389,438,327)		400,768,574

Short-Term Investments 2.7%
Affiliated Investment Company 2.7%
MainStay U.S. Government Liquidity Fund, 2.24% (c)	11,140,402	11,140,402
Total Affiliated Investment Companies (Cost $11,140,402)		11,140,402

	Principal Amount
Repurchase Agreement 0.0% ‡
Fixed Income Clearing Corp. 0.5%, dated 1/31/19 due 2/1/19 Proceeds at Maturity $170,469 (Collateralized by a United States Treasury Note with a rate 2.375% and a maturity date of 3/15/21, with a Principal Amount of $175,000 and a Market Value of $176,025)	$170,467	170,467
Total Repurchase Agreement (Cost $170,467)		170,467
Total Short-Term Investments (Cost $11,310,869)		11,310,869
Total Investments (Cost $400,749,196)	99.0%	412,079,443
Other Assets, Less Liabilities	1.0	4,326,659
Net Assets	100.0%	$416,406,102

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	As of January 31, 2019, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	Current yield as of January 31, 2019.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$179,483,593	$—	$—	$179,483,593
Fixed Income Funds	221,284,981	—	—	221,284,981
Short-Term Investment	11,140,402	—	—	11,140,402
Short-Term Investment
Repurchase Agreement	—	170,467	—	170,467
Total Investments in Securities	$411,908,976	$170,467	$—	$412,079,443

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Epoch Capital Growth Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 98.0% †
Australia 3.2%
CSL, Ltd. (Biotechnology)	9,056	$1,281,804
Mineral Resources, Ltd. (Metals & Mining)	70,163	806,843
Northern Star Resources, Ltd. (Metals & Mining)	121,433	774,125
Regis Resources, Ltd. (Metals & Mining)	142,088	537,076
		3,399,848
Canada 3.7%
Canadian National Railway Co. (Road & Rail)	13,713	1,144,359
CCL Industries, Inc., Class B (Containers & Packaging)	11,329	477,664
Constellation Software, Inc. (Software)	1,359	1,014,241
Dollarama, Inc. (Multiline Retail)	31,697	853,246
Royal Bank of Canada (Banks)	6,985	531,710
		4,021,220
Chile 0.8%
Sociedad Quimica y Minera de Chile S.A., Sponsored ADR (Chemicals) (a)	18,900	806,274

China 1.0%
Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	28,575	1,041,559

Denmark 0.6%
Genmab A/S (Biotechnology) (b)	4,488	651,759

France 2.8%
Edenred (Commercial Services & Supplies)	11,132	451,565
LVMH Moet Hennessy Louis Vuitton S.E. (Textiles, Apparel & Luxury Goods)	4,543	1,454,676
Thales S.A. (Aerospace & Defense)	9,720	1,075,392
		2,981,633
Hong Kong 5.2%
AIA Group, Ltd. (Insurance)	66,000	592,954
CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	528,000	905,664
Genscript Biotech Corp. (Life Sciences Tools & Services) (a)(b)	748,000	1,147,668
Hong Kong Exchanges & Clearing, Ltd. (Capital Markets)	29,700	923,494
WH Group, Ltd. (Food Products) (c)	1,228,500	1,052,041
Xinyi Glass Holdings, Ltd. (Auto Components)	752,000	910,394
		5,532,215
Indonesia 0.7%
PT Bank Central Asia Tbk (Banks)	399,500	805,576

Italy 0.8%
FinecoBank Banca Fineco S.p.A (Banks)	83,392	905,634

Japan 7.0%
Fast Retailing Co., Ltd. (Specialty Retail)	2,200	1,006,435
Japan Airlines Co., Ltd. (Airlines)	28,900	1,051,729
Koito Manufacturing Co., Ltd. (Auto Components)	8,300	497,581
NEXON Co., Ltd. (Entertainment) (b)	119,000	1,815,726
Unicharm Corp. (Household Products)	50,700	1,561,146
Zenkoku Hosho Co., Ltd. (Diversified Financial Services)	12,500	436,654
ZOZO, Inc. (Internet & Direct Marketing Retail)	58,900	1,185,841
		7,555,112
Malta 0.4%
Kindred Group PLC (Hotels, Restaurants & Leisure)	40,413	414,566

Mexico 2.0%
Fresnillo PLC (Metals & Mining)	76,793	1,012,253
Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	420,300	1,104,037
		2,116,290
Netherlands 0.8%
ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	4,991	875,299

New Zealand 0.7%
a2 Milk Co., Ltd. (Food Products) (b)	85,432	746,990

Portugal 0.6%
Jeronimo Martins SGPS S.A. (Food & Staples Retailing)	41,881	592,980

Singapore 0.5%
Singapore Exchange, Ltd. (Capital Markets)	97,000	550,498

South Africa 0.6%
FirstRand, Ltd. (Diversified Financial Services)	126,324	660,871

Spain 2.9%
Amadeus IT Group S.A. (IT Services)	16,829	1,222,781
Industria de Diseno Textil S.A. (Specialty Retail)	67,814	1,890,044
		3,112,825
Sweden 2.3%
Assa Abloy AB, Class B (Building Products)	43,303	805,200
Atlas Copco A.B., Class B (Machinery)	25,546	610,110
Epiroc A.B. (Machinery) (b)	114,333	1,022,361
		2,437,671
Switzerland 2.1%
Kuehne & Nagel International A.G. (Marine)	2,905	392,611
Partners Group Holding A.G. (Capital Markets)	788	540,811
Roche Holding A.G. (Pharmaceuticals)	3,055	810,868
Schindler Holding A.G., Registered (Machinery)	2,627	553,692
		2,297,982
Taiwan 0.5%
Eclat Textile Co., Ltd. (Textiles, Apparel & Luxury Goods)	45,000	509,741

Thailand 0.5%
Airports of Thailand PCL, NVDR (Transportation Infrastructure)	248,200	548,157

United Kingdom 4.1%
Admiral Group PLC (Insurance)	28,685	779,177
Hargreaves Lansdown PLC (Capital Markets)	35,452	759,326
Howden Joinery Group PLC (Trading Companies & Distributors)	128,164	849,576
Prudential PLC (Insurance)	52,019	1,013,528
RELX PLC (Professional Services) (b)	43,514	962,503
		4,364,110
United States 54.2%
A.O. Smith Corp. (Building Products)	19,936	954,137
ABIOMED, Inc. (Health Care Equipment & Supplies) (b)	1,591	558,552
Accenture PLC, Class A (IT Services)	8,314	1,276,615
Adobe, Inc. (Software) (b)	3,369	834,906
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment) (b)	9,061	464,739
Alaska Air Group, Inc. (Airlines)	26,473	1,692,948
Align Technology, Inc. (Health Care Equipment & Supplies) (b)	1,699	422,966
Alphabet, Inc., Class A (Interactive Media & Services) (b)	1,459	1,642,674
American Express Co. (Consumer Finance)	9,303	955,418
Arista Networks, Inc. (Communications Equipment) (b)	3,322	713,499
Automatic Data Processing, Inc. (IT Services)	7,819	1,093,409
Biogen, Inc. (Biotechnology) (b)	3,168	1,057,415
Boeing Co. (Aerospace & Defense)	1,994	768,926
Booking Holdings, Inc. (Internet & Direct Marketing Retail) (b)	571	1,046,535
Bruker Corp. (Life Sciences Tools & Services)	15,309	536,734
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	6,552	568,517
Cerner Corp. (Health Care Technology) (b)	21,945	1,205,000
Commerce Bancshares, Inc. (Banks)	14,449	864,050
Copart, Inc. (Commercial Services & Supplies) (b)	10,756	544,576
Costco Wholesale Corp. (Food & Staples Retailing)	8,793	1,887,242
Dollar General Corp. (Multiline Retail)	5,949	686,693
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	2,179	618,248
Donaldson Co., Inc. (Machinery)	11,165	527,881
East West Bancorp, Inc. (Banks)	16,103	810,303
Encompass Health Corp. (Health Care Providers & Services)	7,495	500,966
Estee Lauder Cos., Inc., Class A (Personal Products)	6,660	908,557
Expeditors International of Washington, Inc. (Air Freight & Logistics)	6,784	470,131
Ferguson PLC (Trading Companies & Distributors)	13,074	873,511
Fortune Brands Home & Security, Inc. (Building Products)	12,487	565,661
Gentex Corp. (Auto Components)	26,705	565,612
Hawaiian Holdings, Inc. (Airlines)	16,706	534,926
Henry Schein, Inc. (Health Care Providers & Services) (b)	13,630	1,059,051
Hexcel Corp. (Aerospace & Defense)	6,483	438,964
Home Depot, Inc. (Specialty Retail)	4,729	867,913
Illumina, Inc. (Life Sciences Tools & Services) (b)	1,761	492,710
Intuit, Inc. (Software)	3,770	813,641
Jack Henry & Associates, Inc. (IT Services)	3,678	491,197
Jazz Pharmaceuticals PLC (Pharmaceuticals) (b)	8,036	1,011,652
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	12,487	1,330,740
Liberty Media Corp-Liberty SiriusXM, Class A (Media) (b)	20,600	819,468
LyondellBasell Industries N.V., Class A (Chemicals)	15,287	1,329,510
Marsh & McLennan Cos., Inc. (Insurance)	7,170	632,322
Masimo Corp. (Health Care Equipment & Supplies) (b)	16,814	2,091,494
Mastercard, Inc., Class A (IT Services)	6,042	1,275,647
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (b)	1,679	1,071,471
Microsoft Corp. (Software)	14,893	1,555,276
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	7,139	584,541
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,378	773,088
Paychex, Inc. (IT Services)	16,814	1,190,431
PetMed Express, Inc. (Internet & Direct Marketing Retail) (a)	15,454	365,951
Rollins, Inc. (Commercial Services & Supplies)	14,256	530,893
S&P Global, Inc. (Capital Markets)	4,280	820,262
Southwest Airlines Co. (Airlines)	26,133	1,483,309
Stamps.com, Inc. (Internet & Direct Marketing Retail) (b)	4,311	802,191
Starbucks Corp. (Hotels, Restaurants & Leisure)	16,319	1,111,977
TJX Cos., Inc. (Specialty Retail)	22,146	1,101,321
Union Pacific Corp. (Road & Rail)	6,769	1,076,745
UnitedHealth Group, Inc. (Health Care Providers & Services)	6,911	1,867,352
Veeva Systems, Inc., Class A (Health Care Technology) (b)	8,650	943,369
Visa, Inc., Class A (IT Services)	7,170	968,022
WABCO Holdings, Inc. (Machinery) (b)	5,300	605,419
Watsco, Inc. (Trading Companies & Distributors)	5,300	781,644
Western Alliance Bancorp (Banks) (b)	14,233	630,237
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	6,382	599,780
Zoetis, Inc. (Pharmaceuticals)	6,104	525,921
		58,194,856

Total Common Stocks (Cost $95,243,684)		105,123,666

Short-Term Investment 2.2%
Affiliated Investment Company 2.2%
MainStay U.S. Government Liquidity Fund, 2.24% (d)	2,433,075	2,433,075

Total Short-Term Investment (Cost $2,433,075)		2,433,075

Total Investments (Cost $97,676,759)	100.2%	107,556,741
Other Assets, Less Liabilities	(0.2)	(254,385)

Net Assets	100.0%	$107,302,356

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2019, the market value of securities loaned was $1,223,182 and the Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $1,285,199.
(b)	Non-income producing security.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Current yield as of January 31, 2019.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$105,123,666	$—	$—	$105,123,666
Short-Term Investment
Affiliated Investment Company	2,433,075	—	—	2,433,075
Total Investments in Securities	$107,556,741	$—	$—	$107,556,741

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch Global Equity Yield Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 97.4% †
Australia 1.8%
Commonwealth Bank of Australia (Banks)	230,458	$11,711,318
Macquarie Group, Ltd. (Capital Markets)	143,743	12,170,621
Westpac Banking Corp. (Banks)	811,516	14,481,824
		38,363,763
Canada 6.5%
BCE, Inc. (Diversified Telecommunication Services)	859,050	37,351,137
Nutrien, Ltd. (Chemicals)	342,287	17,737,312
Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	593,878	21,161,664
Rogers Communications, Inc., Class B (Wireless Telecommunication Services)	466,143	25,216,671
Royal Bank of Canada (Banks)	202,453	15,411,050
TELUS Corp. (Diversified Telecommunication Services)	595,361	20,852,021
		137,729,855
France 7.0%
AXA S.A. (Insurance)	1,525,560	35,350,914
Cie Generale des Etablissements Michelin SCA (Auto Components)	116,362	12,631,540
Sanofi (Pharmaceuticals)	193,434	16,786,887
SCOR S.E. (Insurance)	299,218	12,576,041
TOTAL S.A. (Oil, Gas & Consumable Fuels)	608,259	33,404,299
Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts) (a)	124,674	22,418,453
Vinci S.A. (Construction & Engineering)	185,878	16,356,672
		149,524,806
Germany 6.9%
Allianz S.E., Registered (Insurance)	166,232	35,184,557
BASF S.E. (Chemicals)	231,969	16,944,951
Deutsche Post A.G., Registered (Air Freight & Logistics)	553,856	16,330,380
Deutsche Telekom A.G., Registered (Diversified Telecommunication Services)	1,830,068	29,723,722
Muenchener Rueckversicherungs-Gesellschaft A.G., Registered (Insurance)	163,965	36,502,645
Siemens A.G., Registered (Industrial Conglomerates)	112,584	12,342,555
		147,028,810
Italy 3.4%
Assicurazioni Generali S.p.A. (Insurance)	1,023,085	17,910,791
Snam S.p.A. (Oil, Gas & Consumable Fuels)	4,913,680	23,452,897
Terna Rete Elettrica Nazionale S.p.A. (Electric Utilities)	5,117,458	31,466,169
		72,829,857
Netherlands 1.5%
Royal Dutch Shell PLC, Class A, Sponsored ADR (Oil, Gas & Consumable Fuels)	528,165	32,603,625

Norway 0.9%
Orkla ASA (Food Products)	2,353,236	18,945,420

Republic of Korea 0.6%
Samsung Electronics Co., Ltd., GDR (Technology Hardware, Storage & Peripherals)	11,709	12,048,561

Singapore 1.1%
Singapore Exchange, Ltd. (Capital Markets)	2,105,850	11,951,191
Singapore Telecommunications, Ltd. (Diversified Telecommunication Services)	4,777,614	10,717,803
		22,668,994
Spain 1.9%
Naturgy Energy Group S.A. (Gas Utilities)	594,658	16,573,713
Red Electrica Corp. S.A. (Electric Utilities)	976,993	22,477,141
		39,050,854
Sweden 0.6%
Svenska Handelsbanken A.B., Class A (Banks)	1,226,342	13,309,254

Switzerland 3.4%
Nestle S.A., Registered (Food Products)	253,126	22,002,325
Novartis A.G., Registered (Pharmaceuticals)	286,373	24,909,512
Roche Holding A.G. (Pharmaceuticals)	95,961	25,470,266
		72,382,103
Taiwan 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	300,729	11,313,425

United Kingdom 13.0%
AstraZeneca PLC, Sponsored ADR (Pharmaceuticals)	930,146	34,024,741
BAE Systems PLC (Aerospace & Defense)	3,290,646	22,089,333
British American Tobacco PLC (Tobacco)	447,316	15,764,611
British American Tobacco PLC, Sponsored ADR (Tobacco)	213,079	7,517,427
Diageo PLC (Beverages)	316,597	12,048,432
GlaxoSmithKline PLC (Pharmaceuticals)	1,620,010	31,387,604
Imperial Brands PLC (Tobacco)	959,614	31,780,383
Lloyds Banking Group PLC (Banks)	21,585,283	16,392,209
Micro Focus International PLC (Software)	587,858	11,187,705
National Grid PLC (Multi-Utilities)	2,591,714	28,050,942
SSE PLC (Electric Utilities)	916,545	14,065,035
Unilever PLC (Personal Products)	451,325	23,586,548
Vodafone Group PLC (Wireless Telecommunication Services)	15,928,535	28,951,932
		276,846,902
United States 48.3%
AbbVie, Inc. (Biotechnology)	162,454	13,043,432
Altria Group, Inc. (Tobacco)	576,524	28,451,459
Ameren Corp. (Multi-Utilities)	254,637	17,656,530
American Electric Power Co., Inc. (Electric Utilities)	228,947	18,114,287
Arthur J. Gallagher & Co. (Insurance)	166,232	12,419,193
AT&T, Inc. (Diversified Telecommunication Services)	989,838	29,754,530
BB&T Corp. (Banks)	249,348	12,168,182
BlackRock, Inc. (Capital Markets)	29,468	12,231,577
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	42,504	11,401,698
CenturyLink, Inc. (Diversified Telecommunication Services)	754,846	11,564,241
Chevron Corp. (Oil, Gas & Consumable Fuels)	111,829	12,821,195
Cisco Systems, Inc. (Communications Equipment)	653,595	30,908,508
CME Group, Inc. (Capital Markets)	68,759	12,533,391
Coca-Cola Co. (Beverages)	308,285	14,837,757
Dominion Energy, Inc. (Multi-Utilities)	347,576	24,413,738
DowDuPont, Inc. (Chemicals)	225,169	12,116,344
Duke Energy Corp. (Electric Utilities)	422,381	37,076,604
Eaton Corp. PLC (Electrical Equipment)	329,442	25,119,952
Emerson Electric Co. (Electrical Equipment)	195,700	12,812,479
Entergy Corp. (Electric Utilities)	309,041	27,563,367
Enterprise Products Partners, L.P. (Oil, Gas & Consumable Fuels)	953,569	26,385,254
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	315,841	23,144,828
FirstEnergy Corp. (Electric Utilities)	671,459	26,321,193
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	782,803	11,734,217
Intel Corp. (Semiconductors & Semiconductor Equipment)	301,485	14,205,973
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	701,718	26,103,910
Johnson & Johnson (Pharmaceuticals)	111,829	14,882,203
Kimberly-Clark Corp. (Household Products)	157,920	17,589,130
Kraft Heinz Co. (Food Products)	238,014	11,438,953
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	278,817	16,271,760
Leggett & Platt, Inc. (Household Durables)	370,244	15,165,194
Lockheed Martin Corp. (Aerospace & Defense)	53,647	15,540,999
LyondellBasell Industries N.V., Class A (Chemicals)	127,696	11,105,721
Magellan Midstream Partners, L.P. (Oil, Gas & Consumable Fuels)	269,749	16,576,076
McDonald's Corp. (Hotels, Restaurants & Leisure)	123,163	22,019,081
Merck & Co., Inc. (Pharmaceuticals)	290,151	21,595,939
MetLife, Inc. (Insurance)	474,518	21,671,237
Microsoft Corp. (Software)	160,187	16,728,328
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	364,955	24,371,695
People's United Financial, Inc. (Banks)	743,512	12,178,727
PepsiCo., Inc. (Beverages)	139,786	15,749,689
Pfizer, Inc. (Pharmaceuticals)	696,665	29,573,429
Philip Morris International, Inc. (Tobacco)	318,864	24,463,246
PPL Corp. (Electric Utilities)	745,779	23,357,798
Procter & Gamble Co. (Household Products)	178,322	17,202,723
Public Storage (Equity Real Estate Investment Trusts)	61,959	13,167,527
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	226,680	11,225,194
Southern Co. (Electric Utilities)	239,514	11,640,380
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	250,104	25,180,471
United Parcel Service, Inc., Class B (Air Freight & Logistics)	132,985	14,016,619
Verizon Communications, Inc. (Diversified Telecommunication Services)	639,239	35,196,499
WEC Energy Group, Inc. (Multi-Utilities)	234,236	17,106,255
Wells Fargo & Co. (Banks)	227,436	11,123,895
Welltower, Inc. (Equity Real Estate Investment Trusts)	468,473	36,301,973
		1,027,344,580
Total Common Stocks (Cost $2,040,764,683)		2,071,990,809

Short-Term Investment 2.4%
Affiliated Investment Company 2.4%
United States 2.4%
MainStay U.S. Government Liquidity Fund, 2.24% (b)	51,330,033	51,330,033
Total Short-Term Investment (Cost $51,330,033)		51,330,033
Total Investments (Cost $2,092,094,716)	99.8%	2,123,320,842
Other Assets, Less Liabilities	0.2	4,777,445
Net Assets	100.0%	$2,128,098,287

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2019.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$2,071,990,809	$—	$—	$2,071,990,809
Short-Term Investment
Affiliated Investment Company	51,330,033	—	—	51,330,033
Total Investments in Securities	$2,123,320,842	$—	$—	$2,123,320,842

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch Global Choice Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 90.7% †
Denmark 1.4%
ISS A/S (Commercial Services & Supplies)	37,972	$1,072,663

France 8.4%
Airbus S.E. (Aerospace & Defense)	28,375	3,254,946
Safran S.A. (Aerospace & Defense)	24,196	3,171,047
		6,425,993
Germany 3.6%
Deutsche Telekom A.G., Registered (Diversified Telecommunication Services)	167,996	2,728,569

Hong Kong 3.1%
AIA Group, Ltd. (Insurance)	263,200	2,364,629

Japan 9.5%
SCSK Corp. (IT Services)	42,300	1,706,757
Seria Co., Ltd. (Multiline Retail)	40,600	1,248,657
Sony Corp. (Household Durables)	44,700	2,243,515
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	52,600	2,119,453
		7,318,382
Switzerland 2.2%
Nestle S.A., Registered (Food Products)	19,416	1,687,686

United Kingdom 11.6%
AstraZeneca PLC (Pharmaceuticals)	33,487	2,429,739
Coca-Cola European Partners PLC (Beverages)	46,816	2,227,505
Diageo PLC (Beverages)	70,656	2,688,889
Linde PLC (Chemicals)	9,332	1,521,209
		8,867,342
United States 50.9%
Abbott Laboratories (Health Care Equipment & Supplies)	20,987	1,531,631
Alphabet, Inc., Class C (Interactive Media & Services) (a)	1,755	1,959,229
Amgen, Inc. (Biotechnology)	7,503	1,403,886
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	54,747	2,139,513
Booking Holdings, Inc. (Internet & Direct Marketing Retail) (a)	830	1,521,232
CVS Health Corp. (Health Care Providers & Services)	31,690	2,077,280
Danaher Corp. (Health Care Equipment & Supplies)	17,865	1,981,586
DowDuPont, Inc. (Chemicals)	27,658	1,488,277
Hexcel Corp. (Aerospace & Defense)	37,881	2,564,923
Kroger Co. (Food & Staples Retailing)	51,652	1,463,301
Martin Marietta Materials, Inc. (Construction Materials)	10,611	1,874,751
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	95,328	1,766,428
Merck & Co., Inc. (Pharmaceuticals)	34,203	2,545,729
Microsoft Corp. (Software)	25,616	2,675,079
Morgan Stanley (Capital Markets)	36,639	1,549,830
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	29,049	1,939,892
PayPal Holdings, Inc. (IT Services) (a)	19,902	1,766,502
Phillips 66 (Oil, Gas & Consumable Fuels)	24,296	2,318,081
UnitedHealth Group, Inc. (Health Care Providers & Services)	10,279	2,777,386
Visa, Inc., Class A (IT Services)	11,770	1,589,068
		38,933,604
Total Common Stocks (Cost $67,538,727)		69,398,868

Short-Term Investment 9.2%
Affiliated Investment Company 9.2%
United States 9.2%
MainStay U.S. Government Liquidity Fund, 2.24% (b)	7,070,126	7,070,126
Total Short-Term Investment (Cost $7,070,126)		7,070,126
Total Investments (Cost $74,608,853)	99.9%	76,468,994
Other Assets, Less Liabilities	0.1	46,848
Net Assets	100.0%	$76,515,842

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2019.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$69,398,868	$—	$—	$69,398,868
Short-Term Investment
Affiliated Investment Company	7,070,126	—	—	7,070,126
Total Investments in Securities	$76,468,994	$—	$—	$76,468,994

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch International Choice Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 98.5% †
Australia 3.1%
Amcor, Ltd. (Containers & Packaging)	1,403,970	$13,930,451

Denmark 3.1%
ISS A/S (Commercial Services & Supplies)	494,185	13,960,135

France 14.5%
Danone S.A. (Food Products)	173,381	12,601,690
Pernod Ricard S.A. (Beverages)	123,087	20,428,372
Safran S.A. (Aerospace & Defense)	122,675	16,077,374
TOTAL S.A. (Oil, Gas & Consumable Fuels)	310,013	17,025,259
		66,132,695
Germany 8.8%
Bayer A.G., Registered (Pharmaceuticals)	234,792	17,790,775
SAP S.E. (Software)	216,045	22,317,472
		40,108,247
Japan 22.2%
Bridgestone Corp. (Auto Components)	459,000	17,647,850
Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	483,890	20,750,518
SMC Corp. (Machinery)	47,300	15,515,529
Sony Corp. (Household Durables)	419,500	21,054,914
Subaru Corp. (Automobiles)	373,000	8,739,004
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	437,100	17,612,411
		101,320,226
Netherlands 10.8%
Akzo Nobel N.V. (Chemicals)	171,340	14,779,278
ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	52,604	9,225,455
Koninklijke DSM N.V. (Chemicals)	110,155	10,285,881
Royal Dutch Shell PLC, Class A (Oil, Gas & Consumable Fuels)	478,306	14,817,908
		49,108,522
Norway 2.7%
Storebrand ASA (Insurance)	1,635,871	12,518,347

Republic of Korea 5.4%
Samsung Electronics Co., Ltd., GDR (Technology Hardware, Storage & Peripherals)	23,063	23,731,827
Samsung Electronics Co., Ltd., GDR (Technology Hardware, Storage & Peripherals) (a)	780	802,620
		24,534,447
Spain 3.4%
Industria de Diseno Textil S.A. (Specialty Retail)	552,650	15,402,908

Sweden 1.8%
Svenska Handelsbanken A.B., Class A (Banks)	745,729	8,093,253

Switzerland 15.6%
ABB, Ltd., Registered (Electrical Equipment)	578,835	11,033,051
LafargeHolcim, Ltd., Registered (Construction Materials) (b)	285,835	13,402,872
Nestle S.A., Registered (Food Products)	259,166	22,527,336
Novartis A.G., Registered (Pharmaceuticals)	277,419	24,130,668
		71,093,927
United Kingdom 7.1%
Linde PLC (Chemicals)	56,951	9,283,583
Lloyds Banking Group PLC (Banks)	20,927,279	15,892,510
Victrex PLC (Chemicals)	244,856	7,341,556
		32,517,649
Total Common Stocks (Cost $390,453,406)		448,720,807

Short-Term Investment 1.2%
Affiliated Investment Company 1.2%
United States 1.2%
MainStay U.S. Government Liquidity Fund, 2.24% (c)	5,632,535	5,632,535

Total Short-Term Investment (Cost $5,632,535)		5,632,535

Total Investments (Cost $396,085,941)	99.7%	454,353,342
Other Assets, Less Liabilities	0.3	1,397,740
Net Assets	100.0%	$455,751,082

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Current yield as of January 31, 2019.

The following abbreviation is used in the preceding pages:

GDR	—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$448,720,807	$—	$—	$448,720,807
Short-Term Investment
Affiliated Investment Company	5,632,535	—	—	5,632,535
Total Investments in Securities	$454,353,342	$—	$—	$454,353,342

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch U.S. Equity Yield Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 98.0% †
Aerospace & Defense 5.0%
Boeing Co.	44,747	$17,255,338
General Dynamics Corp.	45,689	7,820,586
Lockheed Martin Corp.	44,276	12,826,314
Raytheon Co.	40,979	6,751,700
United Technologies Corp.	71,124	8,397,611
		53,051,549
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	63,117	6,652,532

Banks 3.5%
BB&T Corp.	159,206	7,769,253
M&T Bank Corp.	35,797	5,890,038
People's United Financial, Inc.	464,429	7,607,347
U.S. Bancorp	199,243	10,193,272
Wells Fargo & Co.	111,632	5,459,921
		36,919,831
Beverages 3.2%
Coca-Cola Co.	175,221	8,433,387
Coca-Cola European Partners PLC (a)	186,525	8,874,859
Molson Coors Brewing Co., Class B	89,023	5,929,822
PepsiCo., Inc.	91,849	10,348,627
		33,586,695
Biotechnology 1.7%
AbbVie, Inc.	138,481	11,118,639
Amgen, Inc.	35,797	6,697,977
		17,816,616
Capital Markets 2.6%
BlackRock, Inc.	27,319	11,339,570
CME Group, Inc.	88,552	16,141,259
		27,480,829
Chemicals 2.7%
DowDuPont, Inc.	243,048	13,078,413
LyondellBasell Industries N.V., Class A	74,892	6,513,357
Nutrien, Ltd.	162,503	8,420,906
		28,012,676
Commercial Services & Supplies 2.7%
Deluxe Corp.	104,096	4,889,389
Republic Services, Inc.	147,901	11,345,486
Waste Management, Inc.	130,002	12,437,291
		28,672,166
Communications Equipment 1.5%
Cisco Systems, Inc.	343,389	16,238,866

Containers & Packaging 0.9%
Bemis Co., Inc.	194,062	9,477,988

Distributors 0.6%
Genuine Parts Co.	60,762	6,065,263

Diversified Telecommunication Services 4.7%
AT&T, Inc.	486,097	14,612,076
BCE, Inc.	240,693	10,470,146
CenturyLink, Inc.	369,754	5,664,631
Verizon Communications, Inc.	338,666	18,646,950
		49,393,803
Electric Utilities 10.2%
Alliant Energy Corp.	137,539	6,116,359
American Electric Power Co., Inc.	157,322	12,447,317
Duke Energy Corp.	187,467	16,455,853
Entergy Corp.	180,402	16,090,054
Evergy, Inc.	122,937	7,046,749
Eversource Energy	148,843	10,331,193
FirstEnergy Corp.	331,948	13,012,362
Pinnacle West Capital Corp.	95,146	8,384,266
PPL Corp.	361,275	11,315,133
Southern Co.	117,784	5,724,302
		106,923,588
Electrical Equipment 2.5%
Eaton Corp. PLC	194,533	14,833,141
Emerson Electric Co.	172,865	11,317,472
		26,150,613
Equity Real Estate Investment Trusts 3.7%
Iron Mountain, Inc.	343,847	12,791,108
Public Storage	36,739	7,807,772
Welltower, Inc.	230,801	17,884,770
		38,483,650
Food & Staples Retailing 1.0%
Walmart, Inc.	110,219	10,562,287

Food Products 1.3%
Campbell Soup Co.	159,206	5,640,669
Kraft Heinz Co.	172,865	8,307,892
		13,948,561
Health Care Equipment & Supplies 0.7%
Medtronic PLC	84,784	7,494,058

Health Care Providers & Services 1.3%
CVS Health Corp.	78,190	5,125,355
UnitedHealth Group, Inc.	32,971	8,908,764
		14,034,119
Hotels, Restaurants & Leisure 2.6%
Brinker International, Inc.	109,748	4,446,989
Las Vegas Sands Corp.	191,706	11,187,962
McDonald's Corp.	64,059	11,452,468
		27,087,419
Household Durables 0.7%
Leggett & Platt, Inc.	182,831	7,488,758

Household Products 3.2%
Colgate-Palmolive Co.	88,552	5,727,544
Kimberly-Clark Corp.	118,698	13,220,583
Procter & Gamble Co.	154,024	14,858,695
		33,806,822
Industrial Conglomerates 2.3%
3M Co.	71,124	14,246,137
Honeywell International, Inc.	69,240	9,944,941
		24,191,078
Insurance 5.5%
Allianz S.E., Sponsored ADR	527,547	11,165,532
Arthur J. Gallagher & Co.	232,214	17,348,708
Marsh & McLennan Cos., Inc.	90,436	7,975,551
MetLife, Inc.	308,991	14,111,619
Travelers Cos., Inc.	60,291	7,568,932
		58,170,342
IT Services 1.6%
Automatic Data Processing, Inc.	40,508	5,664,639
Paychex, Inc.	157,322	11,138,397
		16,803,036
Metals & Mining 0.6%
Reliance Steel & Aluminum Co.	73,008	5,977,895

Multi-Utilities 6.2%
Ameren Corp.	259,534	17,996,088
Black Hills Corp.	100,328	6,811,268
CMS Energy Corp.	174,278	9,086,855
Dominion Energy, Inc.	160,148	11,248,795
NiSource, Inc.	227,033	6,193,460
WEC Energy Group, Inc.	195,475	14,275,539
		65,612,005
Multiline Retail 0.7%
Target Corp.	94,204	6,876,892

Oil, Gas & Consumable Fuels 6.4%
Chevron Corp.	69,240	7,938,366
Enterprise Products Partners, L.P.	491,749	13,606,695
Exxon Mobil Corp.	162,503	11,908,220
Magellan Midstream Partners, L.P.	150,727	9,262,174
Occidental Petroleum Corp.	147,430	9,845,375
Royal Dutch Shell PLC, Class A, Sponsored ADR	243,048	15,003,353
		67,564,183
Pharmaceuticals 4.5%
Johnson & Johnson	116,814	15,545,607
Merck & Co., Inc.	193,590	14,408,904
Pfizer, Inc.	403,667	17,135,664
		47,090,175
Semiconductors & Semiconductor Equipment 5.7%
Analog Devices, Inc.	141,778	14,016,173
Broadcom, Inc.	20,254	5,433,136
Intel Corp.	128,075	6,034,894
Maxim Integrated Products, Inc.	119,643	6,493,026
Microchip Technology, Inc.	74,892	6,019,070
QUALCOMM, Inc.	109,277	5,411,397
Texas Instruments, Inc.	168,155	16,929,845
		60,337,541
Software 2.0%
Microsoft Corp.	148,372	15,494,488
Oracle Corp.	115,400	5,796,542
		21,291,030
Specialty Retail 0.9%
Home Depot, Inc.	51,812	9,509,056

Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc.	49,928	8,310,016

Textiles, Apparel & Luxury Goods 0.5%
Hanesbrands, Inc.	384,826	5,768,542

Tobacco 3.4%
Altria Group, Inc.	279,317	13,784,294
British American Tobacco PLC, Sponsored ADR	278,846	9,837,687
Philip Morris International, Inc.	160,148	12,286,554
		35,908,535
Total Common Stocks (Cost $989,703,578)		1,032,759,015

Short-Term Investment 1.8%
Affiliated Investment Company 1.8%
MainStay U.S. Government Liquidity Fund, 2.24% (b)	18,693,157	18,693,157
Total Short-Term Investment (Cost $18,693,157)		18,693,157
Total Investments (Cost $1,008,396,735)	99.8%	1,051,452,172
Other Assets, Less Liabilities	0.2	1,902,544
Net Assets	100.0%	$1,053,354,716

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2019.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$1,032,759,015	$—	$—	$1,032,759,015
Short-Term Investment
Affiliated Investment Company	18,693,157	—	—	18,693,157
Total Investments in Securities	$1,051,452,172	$—	$—	$1,051,452,172

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch U.S. All Cap Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 99.2% †
Aerospace & Defense 6.2%
Boeing Co.	52,304	$20,169,469
Hexcel Corp.	200,388	13,568,271
United Technologies Corp.	86,721	10,239,148
		43,976,888
Air Freight & Logistics 1.2%
XPO Logistics, Inc. (a)	135,856	8,257,328

Banks 4.4%
Bank of America Corp.	728,756	20,747,683
Bank OZK	340,320	10,325,309
		31,072,992
Beverages 1.0%
Coca-Cola Co.	150,800	7,258,004

Building Products 0.9%
Fortune Brands Home & Security, Inc.	144,347	6,538,919

Capital Markets 3.0%
Ameriprise Financial, Inc.	56,267	7,123,402
Morgan Stanley	330,357	13,974,101
		21,097,503
Chemicals 3.9%
DowDuPont, Inc.	236,616	12,732,307
Linde PLC	41,662	6,791,323
W.R. Grace & Co.	111,741	7,934,728
		27,458,358

Construction & Engineering 1.4%
Jacobs Engineering Group, Inc.	152,725	9,896,580

Construction Materials 1.5%
Martin Marietta Materials, Inc.	60,229	10,641,260

Consumer Finance 1.4%
Capital One Financial Corp.	122,723	9,890,247

Containers & Packaging 1.5%
Berry Global Group, Inc. (a)	216,691	10,672,032

Diversified Financial Services 1.8%
AXA Equitable Holdings, Inc.	672,829	12,474,250

Electrical Equipment 1.3%
AMETEK, Inc.	127,365	9,284,908

Electronic Equipment, Instruments & Components 0.3%
Coherent, Inc. (a)	19,941	2,357,026

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	70,985	15,235,511

Health Care Equipment & Supplies 3.6%
Boston Scientific Corp. (a)	352,774	13,458,328
Danaher Corp.	108,005	11,979,915
		25,438,243
Health Care Providers & Services 9.3%
Centene Corp. (a)	128,837	16,822,247
CVS Health Corp.	178,401	11,694,186
UnitedHealth Group, Inc.	88,080	23,799,216
Universal Health Services, Inc., Class B	103,817	13,758,867
		66,074,516
Hotels, Restaurants & Leisure 1.7%
MGM Resorts International	409,154	12,045,494

Household Durables 1.6%
LGI Homes, Inc. (a)	187,708	11,131,084

Insurance 5.7%
American International Group, Inc.	245,334	10,605,789
Chubb, Ltd.	44,945	5,979,932
Everest Re Group, Ltd.	16,189	3,546,200
MetLife, Inc.	272,165	12,429,776
Willis Towers Watson PLC	49,134	7,998,524
		40,560,221
Interactive Media & Services 3.9%
Alphabet, Inc., Class C (a)	19,925	22,243,672
Facebook, Inc., Class A (a)	31,908	5,318,745
		27,562,417
Internet & Direct Marketing Retail 1.2%
Booking Holdings, Inc. (a)	4,799	8,795,655

IT Services 2.1%
Visa, Inc., Class A	108,005	14,581,755

Life Sciences Tools & Services 0.4%
Charles River Laboratories International, Inc. (a)	22,235	2,739,130

Machinery 2.1%
Ingersoll-Rand PLC	145,592	14,565,024

Metals & Mining 1.0%
Reliance Steel & Aluminum Co.	85,363	6,989,522

Multi-Utilities 1.1%
WEC Energy Group, Inc.	111,741	8,160,445

Multiline Retail 1.7%
Dollar General Corp.	107,308	12,386,562

Oil, Gas & Consumable Fuels 4.2%
Anadarko Petroleum Corp.	188,614	8,927,101
Occidental Petroleum Corp.	205,596	13,729,701
Plains GP Holdings, L.P., Class A (a)	296,506	6,772,197
		29,428,999
Pharmaceuticals 3.8%
Allergan PLC	63,849	9,192,979
Pfizer, Inc.	424,552	18,022,232
		27,215,211
Semiconductors & Semiconductor Equipment 6.8%
Applied Materials, Inc.	358,774	14,020,888
Cypress Semiconductor Corp.	626,030	8,683,036
Marvell Technology Group, Ltd.	666,715	12,354,229
Universal Display Corp.	126,459	13,130,238
		48,188,391
Software 8.6%
LogMeIn, Inc.	115,473	10,741,298
Microsoft Corp.	358,661	37,454,968
PTC, Inc. (a)	153,744	13,035,954
		61,232,220
Specialty Retail 3.6%
CarMax, Inc. (a)	104,949	6,168,902
Home Depot, Inc.	41,209	7,563,088
TJX Cos., Inc.	232,541	11,564,264
		25,296,254
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc.	208,426	34,690,423

Total Common Stocks (Cost $605,885,036)		703,193,372

Short-Term Investment 2.6%
Affiliated Investment Company 2.6%
MainStay U.S. Government Liquidity Fund, 2.24% (b)	18,366,429	18,366,429

Total Short-Term Investment (Cost $18,366,429)		18,366,429

Total Investments (Cost $624,251,465)	101.8%	721,559,801
Other Assets, Less Liabilities	(1.8)	(12,779,478)
Net Assets	100.0%	$708,780,323

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2019.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$703,193,372	$—	$—	$703,193,372
Short-Term Investment
Affiliated Investment Company	18,366,429	—	—	18,366,429
Total Investments in Securities	$721,559,801	$—	$—	$721,559,801

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch U.S. Small Cap Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 95.6% †
Aerospace & Defense 2.5%
Hexcel Corp.	187,415	$12,689,870

Auto Components 3.7%
Dorman Products, Inc. (a)	102,625	8,820,619
LCI Industries	125,443	10,341,521
		19,162,140
Banks 8.5%
Bank OZK	439,534	13,335,462
Eagle Bancorp, Inc. (a)	181,456	9,958,305
Horizon Bancorp, Inc.	327,220	5,281,331
Texas Capital Bancshares, Inc. (a)	174,772	10,183,964
Western Alliance Bancorp (a)	107,094	4,742,122
		43,501,184
Building Products 1.4%
American Woodmark Corp. (a)	105,421	7,374,199

Capital Markets 2.8%
Artisan Partners Asset Management, Inc., Class A	217,968	5,083,014
Diamond Hill Investment Group, Inc.	37,979	5,886,745
Pzena Investment Management, Inc., Class A	378,260	3,313,557
		14,283,316
Chemicals 2.9%
Element Solutions, Inc. (a)	237,244	2,666,622
Valvoline, Inc.	542,724	11,999,628
		14,666,250
Commercial Services & Supplies 2.6%
Casella Waste Systems, Inc., Class A (a)	221,114	6,659,954
U.S. Ecology, Inc.	101,059	6,434,426
		13,094,380

Construction & Engineering 1.3%
Comfort Systems USA, Inc.	138,144	6,626,768

Construction Materials 1.5%
Summit Materials, Inc., Class A (a)	505,910	7,720,187

Consumer Finance 1.4%
Credit Acceptance Corp. (a)	17,477	6,956,196

Distributors 0.6%
Pool Corp.	20,080	3,010,193

Electronic Equipment, Instruments & Components 1.7%
Coherent, Inc. (a)	72,512	8,570,918

Energy Equipment & Services 1.6%
Core Laboratories N.V.	120,667	8,140,196

Equity Real Estate Investment Trusts 3.4%
GEO Group, Inc.	451,991	10,192,397
Ryman Hospitality Properties, Inc.	91,848	7,379,987
		17,572,384
Food & Staples Retailing 2.2%
Casey's General Stores, Inc.	86,828	11,173,027

Food Products 3.5%
B&G Foods, Inc. (b)	366,836	9,779,848
J & J Snack Foods Corp.	51,577	7,960,910
		17,740,758

Health Care Equipment & Supplies 0.6%
LeMaitre Vascular, Inc.	123,911	2,954,038

Health Care Providers & Services 7.2%
Encompass Health Corp.	167,149	11,172,239
Molina Healthcare, Inc. (a)	82,738	11,002,499
Tivity Health, Inc. (a)	92,821	2,066,196
Universal Health Services, Inc., Class B	97,426	12,911,868
		37,152,802

Hotels, Restaurants & Leisure 5.6%
Cedar Fair, L.P.	151,735	8,390,946
Choice Hotels International, Inc.	59,868	4,739,151
Eldorado Resorts, Inc. (a)	139,260	6,492,301
Extended Stay America, Inc.	542,724	9,280,580
		28,902,978
Household Durables 3.0%
LGI Homes, Inc. (a)	256,725	15,223,792

Insurance 1.4%
Universal Insurance Holdings, Inc.	183,988	6,940,027

Internet & Direct Marketing Retail 3.7%
PetMed Express, Inc. (b)	309,198	7,321,809
Stamps.com, Inc. (a)	63,587	11,832,269
		19,154,078
IT Services 1.6%
MAXIMUS, Inc.	120,295	8,436,288

Life Sciences Tools & Services 4.1%
Bruker Corp.	306,967	10,762,263
Charles River Laboratories International, Inc. (a)	84,969	10,467,331
		21,229,594
Machinery 8.5%
Alamo Group, Inc.	62,136	5,351,774
Douglas Dynamics, Inc.	111,280	3,939,312
Kadant, Inc.	33,372	2,846,631
Middleby Corp. (a)	46,853	5,510,850
Timken Co.	165,476	7,047,623
Toro Co.	101,888	6,062,336
Woodward, Inc.	141,491	12,854,457
		43,612,983
Metals & Mining 1.2%
Compass Minerals International, Inc.	118,250	6,178,562

Oil, Gas & Consumable Fuels 0.5%
Magnolia Oil & Gas Corp. (a)	207,867	2,502,719

Real Estate Management & Development 1.3%
Howard Hughes Corp. (a)	59,311	6,585,893

Road & Rail 1.7%
Genesee & Wyoming, Inc., Class A (a)	111,928	8,788,587

Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc. (a)	126,245	6,475,106
Universal Display Corp.	122,154	12,683,250
		19,158,356
Software 3.0%
LogMeIn, Inc.	148,742	13,835,981
QAD, Inc., Class A	38,241	1,612,240
		15,448,221
Textiles, Apparel & Luxury Goods 1.7%
Carter's, Inc.	107,652	8,924,351

Thrifts & Mortgage Finance 4.7%
Axos Financial, Inc. (a)	325,122	9,870,704
HFF, Inc., Class A	198,538	8,223,444
Hingham Institution For Savings	31,385	5,803,086
		23,897,234
Trading Companies & Distributors 0.5%
Watsco, Inc.	17,849	2,632,371

Total Common Stocks (Cost $483,685,819)		490,004,840

Exchange-Traded Funds 1.2%
iShares Russell 2000 ETF	41,509	6,187,331

Total Exchange-Traded Funds (Cost $6,177,115)		6,187,331

Short-Term Investment 3.1%
Affiliated Investment Company 3.1%
MainStay U.S. Government Liquidity Fund, 2.24% (c)	15,801,913	15,801,913

Total Short-Term Investment (Cost $15,801,913)		15,801,913

Total Investments (Cost $505,664,847)	99.9%	511,994,084
Other Assets, Less Liabilities	0.1	487,463
Net Assets	100.0%	$512,481,547

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2019, the market value of securities loaned was $16,361,488 and the Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $16,895,810.
(c)	Current yield as of January 31, 2019.

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$490,004,840	$—	$—	$490,004,840
Exchange-Traded Funds	6,187,331	—	—	6,187,331
Short-Term Investment
Affiliated Investment Company	15,801,913	—	—	15,801,913
Total Investments in Securities	$511,994,084	$—	$—	$511,994,084

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Floating Rate Fund

Portfolio of Investments  January 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 95.6% †
Corporate Bonds 3.2%
Auto Parts & Equipment 0.1%
Cooper-Standard Automotive, Inc. 5.625%, due 11/15/26 (a)	$600,000	$541,501
Delphi Technologies PLC 5.00%, due 10/1/25 (a)	1,200,000	1,029,000
		1,570,501
Building Materials 0.1%
Jeld-Wen, Inc. (a)
4.625%, due 12/15/25	590,000	535,425
4.875%, due 12/15/27	780,000	690,300
		1,225,725
Chemicals 0.3%
Platform Specialty Products Corp. 5.875%, due 12/1/25 (a)	2,800,000	2,793,000
Starfruit Finco B.V. / Starfruit U.S. Holdco LLC 8.00%, due 10/1/26 (a)(b)	1,000,000	997,500
		3,790,500
Chemicals, Plastics & Rubber 0.4%
Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.25%, due 2/1/25 (a)	1,600,000	1,512,640
Platform Specialty Products Corp. 6.50%, due 2/1/22 (a)	1,500,000	1,520,625
Versum Materials, Inc. 5.50%, due 9/30/24 (a)	1,950,000	1,979,250
		5,012,515
Commercial Services 0.3%
Hertz Corp. 5.875%, due 10/15/20	3,300,000	3,267,000
Refinitiv U.S. Holdings, Inc. 8.25%, due 11/15/26 (a)	1,000,000	937,500
		4,204,500
Distribution & Wholesale 0.1%
KAR Auction Services, Inc. 5.125%, due 6/1/25 (a)	1,400,000	1,349,012

Diversified Financial Services 0.1%
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, due 7/1/21	1,000,000	997,500

Electric 0.5%
Vistra Energy Corp.
7.375%, due 11/1/22	2,000,000	2,080,000
7.625%, due 11/1/24	1,500,000	1,593,750
8.125%, due 1/30/26 (a)	3,750,000	4,050,000
		7,723,750
Environmental Controls 0.1%
Advanced Disposal Services, Inc. 5.625%, due 11/15/24 (a)	1,200,000	1,203,000

Health Care - Services 0.1%
CHS / Community Health Systems, Inc. 6.25%, due 3/31/23	1,000,000	955,000
MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (a)	330,000	327,690
		1,282,690
Household Products & Wares 0.0% ‡
Prestige Brands, Inc. 6.375%, due 3/1/24 (a)	700,000	696,500

Housewares 0.1%
Scotts Miracle-Gro Co. 5.25%, due 12/15/26	800,000	754,000

Insurance 0.1%
Acrisure, LLC / Acrisure Finance, Inc. 7.00%, due 11/15/25 (a)	2,280,000	1,983,600

Machinery - Diversified 0.0% ‡
RBS Global, Inc. / Rexnord LLC 4.875%, due 12/15/25 (a)	700,000	675,500

Media 0.2%
E.W. Scripps Co. 5.125%, due 5/15/25 (a)	1,200,000	1,146,000
Salem Media Group, Inc. 6.75%, due 6/1/24 (a)	1,400,000	1,260,000
		2,406,000
Miscellaneous - Manufacturing 0.1%
Koppers, Inc. 6.00%, due 2/15/25 (a)	2,000,000	1,780,000

Oil & Gas 0.0% ‡
EP Energy LLC / Everest Acquistion Finance, Inc. 8.00%, due 2/15/25 (a)	800,000	395,000

Oil & Gas Services 0.0% ‡
USA Compression Partners, L.P. / USA Compression Finance Corp. 6.875%, due 4/1/26	640,000	640,000

Packaging & Containers 0.2%
ARD Finance S.A. 7.125% (7.875% PIK), due 9/15/23 (c)	1,330,000	1,283,450
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.25%, due 5/15/24 (a)	1,200,000	1,240,500
Plastipak Holdings, Inc. 6.25%, due 10/15/25 (a)	530,000	478,325
		3,002,275
Pharmaceuticals 0.2%
Bausch Health Cos., Inc. (a)
5.50%, due 11/1/25	700,000	695,625
6.50%, due 3/15/22	1,500,000	1,550,625
		2,246,250
Retail 0.0% ‡
PetSmart, Inc. 5.875%, due 6/1/25 (a)	800,000	628,240

Trucking & Leasing 0.2%
DAE Funding LLC (a)
5.00%, due 8/1/24	1,000,000	983,000
5.25%, due 11/15/21	1,300,000	1,309,750
		2,292,750
Total Corporate Bonds (Cost $47,334,348)		45,859,808

Floating Rate Loans 82.6% (d)
Aerospace & Defense 1.2%
DAE Aviation Holdings, Inc.
1st Lien Term Loan 6.25% (1 Month LIBOR + 3.75%), due 7/7/22	5,112,688	5,096,711
CAD Term Loan TBD, due 1/23/26 (e)	466,200	464,161
2019 Term Loan B TBD, due 1/23/26 (e)	867,133	863,339
Science Applications International Corp. 2018 Term Loan B 4.249% (1 Month LIBOR + 1.75%), due 10/31/25	2,094,750	2,062,019
TransDigm, Inc.
2018 Term Loan F 4.999% (1 Month LIBOR + 2.50%), due 6/9/23	7,002,176	6,833,927
2018 Term Loan E 4.999% (1 Month LIBOR + 2.50%), due 5/30/25	992,500	965,827
		16,285,984
Automobile 2.7%
American Axle and Manufacturing, Inc. Term Loan B 4.76% (1 Month LIBOR + 2.25%), due 4/6/24	3,870,279	3,725,143
AP Exhaust Acquisition LLC 1st Lien Term Loan 7.618% (3 Month LIBOR + 5.00%), due 5/10/24	1,016,670	923,899
Autodata, Inc. 1st Lien Term Loan 5.749% (1 Month LIBOR + 3.25%), due 12/13/24	2,285,859	2,234,428
Belron Finance U.S. LLC Term Loan B 4.839% (3 Month LIBOR + 2.25%), due 11/7/24	2,475,000	2,436,328
CH Hold Corp. 1st Lien Term Loan 7.50% (PRIME + 2.00%), due 2/1/24	4,417,169	4,403,366
Chassix, Inc. (f)
2017 1st Lien Term Loan 8.188% (3 Month LIBOR + 5.50%), due 11/15/23	1,707,222	1,681,614
2017 1st Lien Term Loan 8.375% (3 Month LIBOR + 5.50%), due 11/15/23	1,757,778	1,731,411
KAR Auction Services, Inc. Term Loan B5 5.313% (3 Month LIBOR + 2.50%), due 3/9/23	2,292,285	2,271,272
L&W, Inc. 2018 Term Loan B 6.502% (1 Month LIBOR + 4.00%), due 5/22/25 (f)	3,184,000	3,136,240
Mavis Tire Express Services Corp. 2018 1st Lien Term Loan 5.769% (1 Month LIBOR + 3.25%), due 3/20/25	2,814,026	2,729,605
Tenneco, Inc. 2018 Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 10/1/25	5,400,000	5,269,498
Tower Automotive Holdings USA LLC 2017 Term Loan B 5.313% (1 Month LIBOR + 2.75%), due 3/7/24	4,257,012	4,038,840
Truck Hero, Inc. 1st Lien Term Loan 6.252% (1 Month LIBOR + 3.75%), due 4/21/24	4,317,583	4,180,858
		38,762,502
Banking 2.4%
Advisor Group, Inc. 2018 Term Loan 6.249% (1 Month LIBOR + 3.75%), due 8/15/25	3,990,000	3,960,075
Broadstreet Partners, Inc. 2018 Term Loan B 5.749% (1 Month LIBOR + 3.25%), due 11/8/23	3,406,122	3,357,159
Brookfield Property REIT, Inc. 1st Lien Term Loan B 4.999% (1 Month LIBOR + 2.50%), due 8/27/25	8,478,750	8,086,608
Capital Automotive L.P. 2017 2nd Lien Term Loan 8.499% (1 Month LIBOR + 6.00%), due 3/24/25	2,244,123	2,221,682
Edelman Financial Center LLC 2018 1st Lien Term Loan 6.037% (3 Month LIBOR + 3.25%), due 7/21/25	2,800,000	2,769,668
Forest City Enterprises, L.P. Term Loan B 6.513% (1 Month LIBOR + 4.00%), due 12/7/25	1,400,000	1,398,250
Greenhill & Co., Inc. (f)
1st Lien Term Loan 6.365% (3 Month LIBOR + 3.75%), due 10/12/22	1,350,000	1,343,250
1st Lien Term Loan 6.538% (3 Month LIBOR + 3.75%), due 10/12/22	1,750,000	1,741,250
1st Lien Term Loan 6.553% (3 Month LIBOR + 3.75%), due 10/12/22	181,250	180,344
Jane Street Group LLC 2018 Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 8/25/22	3,441,202	3,398,186
Russell Investments U.S. Inst'l Holdco, Inc. Term Loan B 5.749% (1 Month LIBOR + 3.25%), due 6/1/23	3,450,817	3,399,055
Trans Union LLC 2018 Term Loan B4 4.499% (1 Month LIBOR + 2.00%), due 6/19/25	1,791,000	1,765,095
VFH Parent LLC 2018 Term Loan 5.554% (3 Month LIBOR + 2.75%), due 12/30/21	670,623	668,946
		34,289,568
Beverage, Food & Tobacco 3.1%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan 6.253% (1 Month LIBOR + 3.75%), due 10/1/25	1,400,000	1,389,500
Acosta Holdco, Inc. 2015 Term Loan 5.749% (1 Month LIBOR + 3.25%), due 9/26/21	2,271,708	1,062,023
Advantage Sales & Marketing, Inc.
2014 1st Lien Term Loan 5.749% (1 Month LIBOR + 3.25%), due 7/23/21	2,739,258	2,378,588
Incremental Term Loan B 5.749% (1 Month LIBOR + 3.25%), due 7/25/21	1,477,500	1,282,962
2014 2nd Lien Term Loan 8.999% (1 Month LIBOR + 6.50%), due 7/25/22	1,458,333	1,086,458
Albertsons LLC 2017 Term Loan B6 5.691% (3 Month LIBOR + 3.00%), due 6/22/23	1,568,887	1,542,832
American Seafoods Group LLC
2017 1st Lien Term Loan 5.25% (1 Month LIBOR + 2.75%), due 8/21/23	2,835,343	2,799,901
2017 1st Lien Term Loan 5.27% (3 Month LIBOR + 2.75%), due 8/21/23	43,454	42,910
Arctic Glacier U.S.A., Inc. 2018 Term Loan B 5.999% (1 Month LIBOR + 3.50%), due 3/20/24	2,407,309	2,359,163
ASP MSG Acquisition Co., Inc. 2017 Term Loan B 6.499% (1 Month LIBOR + 4.00%), due 8/16/23	3,040,549	2,972,137
CH Guenther & Son, Inc. 2018 Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 3/31/25	3,731,250	3,647,297
Chobani LLC 2017 Term Loan B 5.999% (1 Month LIBOR + 3.50%), due 10/10/23	1,964,998	1,886,398
Hearthside Food Solutions LLC 2018 Term Loan B 6.186% (1 Month LIBOR + 3.687%), due 5/23/25	3,181,506	3,055,573
JBS USA LLC
2017 Term Loan B 4.999% (1 Month LIBOR + 2.50%), due 10/30/22	1,036,985	1,025,060
2017 Term Loan B 5.301% (3 Month LIBOR + 2.50%), due 10/30/22	6,048,924	5,979,362
Post Holdings, Inc. 2017 Series A Incremental Term Loan 4.52% (1 Month LIBOR + 2.00%), due 5/24/24	1,488,068	1,467,143
U.S. Foods, Inc. 2016 Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 6/27/23	4,867,500	4,783,536
United Natural Foods, Inc. Term Loan B 6.749% (1 Month LIBOR + 4.25%), due 10/22/25	7,000,000	6,011,250
		44,772,093
Broadcasting & Entertainment 3.1%
CBS Radio, Inc. 2017 Term Loan B 5.252% (1 Month LIBOR + 2.75%), due 11/18/24	1,520,941	1,475,312
Charter Communications Operating LLC 2017 Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 4/30/25	9,900,000	9,755,213
Cumulus Media New Holdings, Inc. Exit Term Loan 7.00% (1 Month LIBOR + 4.50%), due 5/15/22	423,119	407,516
Global Eagle Entertainment, Inc. 1st Lien Term Loan 10.349% (6 Month LIBOR + 7.50%), due 1/6/23	2,008,125	2,008,125
Gray Television, Inc. 2018 Term Loan C 5.02% (3 Month LIBOR + 2.50%), due 1/2/26 (e)	4,550,000	4,470,375
iHeartCommunications, Inc. Term Loan D TBD, due 1/30/20 (g)(h)	3,250,000	2,169,375
Tribune Media Co.
Term Loan 5.499% (1 Month LIBOR + 3.00%), due 12/27/20	430,305	429,588
Term Loan C 5.813% (1 Month LIBOR + 3.00%), due 1/27/24	4,877,714	4,855,359
Unitymedia Finance LLC Term Loan B 4.759% (1 Month LIBOR + 2.25%), due 9/30/25	3,500,000	3,436,125
Univision Communications, Inc. Term Loan C5 5.249% (1 Month LIBOR + 2.75%), due 3/15/24	7,938,081	7,389,028
Virgin Media Bristol LLC 2017 Term Loan K 5.009% (1 Month LIBOR + 2.50%), due 1/15/26	5,095,238	4,998,643
WideOpenWest Finance LLC 2017 Term Loan B 5.753% (1 Month LIBOR + 3.25%), due 8/18/23	2,940,278	2,804,290
		44,198,949
Buildings & Real Estate 2.9%
Big Ass Fans LLC 2018 Term Loan 6.553% (3 Month LIBOR + 3.75%), due 5/21/24	1,943,883	1,924,444
Core & Main L.P.
2017 Term Loan B 5.707% (3 Month LIBOR + 3.00%), due 8/1/24	1,904,019	1,875,459
2017 Term Loan B 5.738% (3 Month LIBOR + 3.00%), due 8/1/24	1,687,212	1,661,904
DTZ U.S. Borrower LLC 2018 Add On Term Loan B 5.749% (1 Month LIBOR + 3.25%), due 8/21/25	3,990,000	3,908,536
Jeld-Wen, Inc. 2017 1st Lien Term Loan 4.803% (3 Month LIBOR + 2.00%), due 12/14/24	1,701,562	1,651,933
Ply Gem Midco, Inc. 2018 Term Loan 6.547% (3 Month LIBOR + 3.75%), due 4/12/25	3,715,664	3,539,170
Priso Acquisition Corp. 2017 Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 5/8/22 (e)	1,639,777	1,582,385
Realogy Group LLC 2018 Term Loan B 4.758% (1 Month LIBOR + 2.25%), due 2/8/25	5,936,451	5,758,357
Reece, Ltd. 2018 Term Loan B 4.81% (3 Month LIBOR + 2.00%), due 7/2/25	1,492,500	1,475,709
SIWF Holdings, Inc. (f)
1st Lien Term Loan 6.753% (1 Month LIBOR + 4.25%), due 6/15/25	1,249,959	1,224,960
2nd Lien Term Loan 11.003% (1 Month LIBOR + 8.50%), due 6/15/26	480,000	432,000
SMG Holdings, Inc. 2017 1st Lien Term Loan 5.499% (1 Month LIBOR + 3.00%), due 1/23/25	1,488,750	1,453,392
SRS Distribution, Inc. 2018 1st Lien Term Loan 5.749% (1 Month LIBOR + 3.25%), due 5/23/25	3,677,759	3,469,352
VC GB Holdings, Inc. 2017 1st Lien Term Loan 5.499% (1 Month LIBOR + 3.00%), due 2/28/24	3,993,566	3,813,856
Wilsonart LLC 2017 Term Loan B 6.06% (3 Month LIBOR + 3.25%), due 12/19/23	6,996,756	6,911,046
		40,682,503
Chemicals, Plastics & Rubber 2.7%
Allnex USA, Inc. Term Loan B3 5.956% (3 Month LIBOR + 3.25%), due 9/13/23	1,936,825	1,902,930
Cabot Microelectronics Corp. Term Loan B 4.75% (1 Month LIBOR + 2.25%), due 11/14/25	2,100,000	2,075,063
Emerald Performance Materials LLC
New 1st Lien Term Loan 5.999% (1 Month LIBOR + 3.50%), due 8/1/21	2,388,496	2,364,611
New 2nd Lien Term Loan 10.249% (1 Month LIBOR + 7.75%), due 8/1/22 (f)	1,300,000	1,280,500
Encapsys LLC 1st Lien Term Loan 5.749% (1 Month LIBOR + 3.25%), due 11/7/24 (f)	992,500	957,763
Flex Acquisition Co., Inc. 1st Lien Term Loan 5.52% (1 Month LIBOR + 3.00%), due 12/29/23	3,423,788	3,313,943
Flint Group U.S. LLC
1st Lien Term Loan B2 5.66% (2 Month LIBOR + 3.00%), due 9/7/21	5,531	5,102
1st Lien Term Loan B2 5.779% (3 Month LIBOR + 3.00%), due 9/7/21	2,112,744	1,949,006
Ineos U.S. Finance LLC 2017 Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 3/31/24	3,960,000	3,841,200
Minerals Technologies, Inc.
2017 Term Loan B 4.76% (1 Month LIBOR + 2.25%), due 2/14/24	1,081,542	1,076,135
2017 Term Loan B 4.77% (1 Month LIBOR + 2.25%), due 2/14/24	30,848	30,694
2017 Term Loan B 5.08% (3 Month LIBOR + 2.25%), due 2/14/24	308,483	306,941
Nexeo Solutions LLC
2017 Repriced Term Loan 5.957% (3 Month LIBOR + 3.25%), due 6/9/23	1,617,775	1,614,067
2017 Repriced Term Loan 5.994% (3 Month LIBOR + 3.25%), due 6/9/23	1,640,349	1,636,589
2017 Repriced Term Loan 6.053% (3 Month LIBOR + 3.25%), due 6/9/23	1,548,185	1,544,637
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan 6.54% (3 Month LIBOR + 3.75%), due 11/30/23	242,559	239,224
2016 1st Lien Term Loan 6.547% (3 Month LIBOR + 3.75%), due 11/30/23	327,506	323,002
2016 1st Lien Term Loan 6.553% (3 Month LIBOR + 3.75%), due 11/30/23	2,407,166	2,374,068
Tronox Blocked Borrower LLC Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 9/23/24	1,642,765	1,617,781
Tronox Finance LLC Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 9/23/24	3,790,995	3,733,342
Venator Materials Corp. Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 8/8/24	2,962,500	2,914,359
Zep, Inc. (e)(f)
2017 1st Lien Term Loan 6.803% (3 Month LIBOR + 4.00%), due 8/12/24	683,825	581,251
2017 2nd Lien Term Loan 11.053% (3 Month LIBOR + 8.25%), due 8/11/25	3,500,000	3,115,000
		38,797,208
Commercial Services 0.2%
Brookfield WEC Holdings, Inc. 2018 1st Lien Term Loan TBD, due 8/1/25 (e)	2,500,000	2,485,155

Containers, Packaging & Glass 2.6%
Anchor Glass Container Corp.
2017 1st Lien Term Loan 5.249% (1 Week LIBOR + 2.75%), due 12/7/23	1,015,621	812,497
2017 1st Lien Term Loan 5.253% (3 Month LIBOR + 2.75%), due 12/7/23	1,713,776	1,371,021
Berlin Packaging LLC
2018 1st Lien Term Loan 5.51% (1 Month LIBOR + 3.00%), due 11/7/25	244,004	234,092
2018 1st Lien Term Loan 5.52% (1 Month LIBOR + 3.00%), due 11/7/25	1,180,982	1,133,004
2018 1st Lien Term Loan 5.81% (3 Month LIBOR + 3.00%), due 11/7/25	157,968	151,551
Berry Global, Inc. Term Loan R 4.516% (1 Month LIBOR + 2.00%), due 1/19/24	2,947,500	2,905,920
BWAY Holding Co. 2017 Term Loan B 6.033% (3 Month LIBOR + 3.25%), due 4/3/24	5,910,000	5,697,606
Caraustar Industries, Inc. 2017 Term Loan B 8.303% (3 Month LIBOR + 5.50%), due 3/14/22	359,967	359,391
Consolidated Container Co. LLC 2017 1st Lien Term Loan 5.249% (1 Month LIBOR + 2.75%), due 5/22/24	3,950,100	3,841,472
Fort Dearborn Co.
2016 1st Lien Term Loan 6.507% (1 Month LIBOR + 4.00%), due 10/19/23	120,094	114,089
2016 1st Lien Term Loan 6.794% (3 Month LIBOR + 4.00%), due 10/19/23	3,312,364	3,146,746
2016 2nd Lien Term Loan 11.294% (3 Month LIBOR + 8.50%), due 10/19/24 (f)	1,500,000	1,350,000
Klockner-Pentaplast of America, Inc. 2017 Term Loan B2 6.749% (1 Month LIBOR + 4.25%), due 6/30/22	4,937,500	4,218,477
Plastipak Packaging, Inc. 2018 Term Loan B 5.00% (1 Month LIBOR + 2.50%), due 10/14/24	1,481,250	1,446,070
Pro Mach Group, Inc. 2018 Term Loan B 5.514% (1 Month LIBOR + 3.00%), due 3/7/25	992,500	955,281
Rack Merger Sub, Inc. 2nd Lien Term Loan 9.758% (1 Month LIBOR + 7.25%), due 10/3/22 (f)	596,296	591,824
Ranpak Corp. 2015 Term Loan 5.749% (1 Month LIBOR + 3.25%), due 10/1/21	979,643	972,296
Reynolds Group Holdings, Inc. 2017 Term Loan 5.249% (1 Month LIBOR + 2.75%), due 2/5/23	4,539,485	4,469,500
Trident TPI Holdings, Inc. 2017 USD Term Loan B1 5.749% (1 Month LIBOR + 3.25%), due 10/17/24	3,066,370	2,974,379
		36,745,216
Diversified/Conglomerate Manufacturing 2.9%
Allied Universal Holdco LLC
2015 Term Loan 6.249% (1 Month LIBOR + 3.75%), due 7/28/22	4,225,823	4,044,463
Incremental Term Loan 6.749% (1 Month LIBOR + 4.25%), due 7/28/22	1,500,000	1,451,250
Filtration Group Corp. 2018 1st Lien Term Loan 5.499% (1 Month LIBOR + 3.00%), due 3/29/25	3,076,750	3,047,265
Gardner Denver, Inc. 2017 Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 7/30/24	2,877,388	2,860,605
Gopher Resource LLC 1st Lien Term Loan 5.749% (1 Month LIBOR + 3.25%), due 3/6/25	3,473,750	3,434,670
GYP Holdings III Corp. 2018 Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 6/1/25	1,852,667	1,772,770
Hyster-Yale Group, Inc. Term Loan B 5.749% (1 Month LIBOR + 3.25%), due 5/30/23	925,000	915,750
Iron Mountain, Inc. 2018 Term Loan B 4.249% (1 Month LIBOR + 1.75%), due 1/2/26	4,342,188	4,192,925
LTI Holdings, Inc. 2018 Add On 1st Lien Term Loan 5.999% (1 Month LIBOR + 3.50%), due 9/6/25	2,394,000	2,308,714
Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan 5.499% (1 Month LIBOR + 3.00%), due 5/1/25	3,486,500	3,442,919
Quikrete Holdings, Inc. 2016 1st Lien Term Loan 5.249% (1 Month LIBOR + 2.75%), due 11/15/23	5,376,832	5,207,688
Red Ventures LLC 2018 Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 11/8/24	6,792,975	6,719,387
TRC Cos., Inc. Term Loan 5.999% (1 Month LIBOR + 3.50%), due 6/21/24	2,522,614	2,469,008
		41,867,414
Diversified/Conglomerate Service 5.5%
Applied Systems, Inc. 2017 1st Lien Term Loan 5.499% (1 Month LIBOR + 3.00%), due 9/19/24	2,942,551	2,872,665
Blackhawk Network Holdings, Inc. 2018 1st Lien Term Loan 5.499% (1 Month LIBOR + 3.00%), due 6/15/25	3,980,000	3,907,035
BrightView Landscapes LLC 2018 1st Lien Term Loan B 5.063% (1 Month LIBOR + 2.50%), due 8/15/25	4,510,666	4,471,199
Change Healthcare Holdings, Inc. 2017 Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 3/1/24	5,156,250	5,044,839
Cypress Intermediate Holdings III, Inc. 2017 1st Lien Term Loan 5.50% (1 Month LIBOR + 3.00%), due 4/26/24	3,940,000	3,846,425
Element Materials Technology Group US Holdings, Inc. 2017 USD Term Loan B 6.303% (3 Month LIBOR + 3.50%), due 6/28/24	3,969,925	3,920,301
First Data Corp. 2024 Term Loan 4.519% (1 Month LIBOR + 2.00%), due 4/26/24	8,269,054	8,234,257
Greeneden U.S. Holdings II LLC 2018 USD Term Loan B 5.749% (1 Month LIBOR + 3.25%), due 12/1/23	1,470,187	1,434,351
Information Resources, Inc. 2018 1st Lien Term Loan 6.999% (1 Month LIBOR + 4.50%), due 12/1/25	5,250,000	5,148,281
J.D. Power and Associates (f)
2018 1st Lien Term Loan 6.249% (1 Month LIBOR + 3.75%), due 9/7/23	4,030,824	3,960,284
2nd Lien Term Loan 10.999% (1 Month LIBOR + 8.50%), due 9/7/24	778,646	763,073
Kronos, Inc. 2017 Term Loan B 5.541% (3 Month LIBOR + 3.00%), due 11/1/23	5,692,063	5,575,848
Mitchell International, Inc. 2017 1st Lien Term Loan 5.749% (1 Month LIBOR + 3.25%), due 11/29/24	3,473,750	3,321,773
MKS Instruments, Inc. 2017 Term Loan B3 4.249% (1 Month LIBOR + 1.75%), due 5/1/23	1,699,276	1,686,531
Monitronics International, Inc. Term Loan B2 8.303% (3 Month LIBOR + 5.50%), due 9/30/22	2,208,510	1,924,717
MX Holdings U.S., Inc. 2018 USD Term Loan B1C 5.499% (1 Month LIBOR + 3.00%), due 7/31/25	4,257,644	4,215,068
Prime Security Services Borrower LLC 2016 1st Lien Term Loan 5.249% (1 Month LIBOR + 2.75%), due 5/2/22	5,019,716	4,939,044
Sophia L.P. 2017 Term Loan B 6.053% (3 Month LIBOR + 3.25%), due 9/30/22	3,811,139	3,730,153
TruGreen, Ltd. Partnership 2017 Term Loan 6.514% (1 Month LIBOR + 4.00%), due 4/13/23	2,023,238	2,028,296
Verint Systems, Inc. 2018 Term Loan B 4.52% (1 Month LIBOR + 2.00%), due 6/28/24	2,955,000	2,921,756
Verscend Holding Corp. 2018 Term Loan B 6.999% (1 Month LIBOR + 4.50%), due 8/27/25	2,992,500	2,960,082
WEX, Inc. 2017 Term Loan B2 4.749% (1 Month LIBOR + 2.25%), due 6/30/23	1,950,000	1,919,126
		78,825,104
Ecological 0.5%
Advanced Disposal Services, Inc. Term Loan B3 4.664% (1 Week LIBOR + 2.25%), due 11/10/23	5,648,769	5,583,808
Dell, Inc. 2017 1st Lien Term Loan TBD, due 9/7/23 (e)	1,937,500	1,909,742
		7,493,550
Electronics 11.4%
Almonde, Inc.
1st Lien Term Loan 6.303% (3 Month LIBOR + 3.50%), due 6/13/24	4,633,935	4,444,958
2nd Lien Term Loan 10.053% (3 Month LIBOR + 7.25%), due 6/13/25	2,450,000	2,290,750
ASG Technologies Group, Inc. 2018 Term Loan 5.999% (1 Month LIBOR + 3.50%), due 7/31/24	2,929,658	2,849,092
Barracuda Networks, Inc.
1st Lien Term Loan 5.753% (1 Month LIBOR + 3.25%), due 2/12/25	1,492,500	1,463,893
2nd Lien Term Loan 9.753% (1 Month LIBOR + 7.25%), due 2/12/26	50,000	48,250
BMC Software Finance, Inc. 2018 USD Term Loan B 7.053% (3 Month LIBOR + 4.25%), due 10/2/25	9,384,000	9,150,470
Cologix, Inc. 2017 1st Lien Term Loan 5.499% (1 Month LIBOR + 3.00%), due 3/20/24	4,917,462	4,722,298
Colorado Buyer, Inc.
Term Loan B 5.52% (1 Month LIBOR + 3.00%), due 5/1/24	1,477,500	1,404,856
2nd Lien Term Loan 9.77% (1 Month LIBOR + 7.25%), due 5/1/25	1,200,000	1,080,000
CommScope, Inc. Term Loan B5 4.499% (1 Month LIBOR + 2.00%), due 12/29/22	612,553	609,490
Compuware Corp. 2018 Term Loan B 6.002% (1 Month LIBOR + 3.50%), due 8/22/25	799,999	798,499
Cortes NP Acquisition Corp. 2017 Term Loan B 6.707% (3 Month LIBOR + 4.00%), due 11/30/23	1,527,255	1,416,529
Diebold, Inc. 2017 Term Loan B 5.313% (1 Month LIBOR + 2.75%), due 11/6/23	1,796,454	1,522,495
DigiCert, Inc. 2017 Term Loan B1 6.499% (1 Month LIBOR + 4.00%), due 10/31/24	1,995,000	1,950,113
EIG Investors Corp.
2018 1st Lien Term Loan 6.249% (1 Month LIBOR + 3.75%), due 2/9/23	21,067	20,724
2018 1st Lien Term Loan 6.441% (3 Month LIBOR + 3.75%), due 2/9/23	6,319,969	6,217,270
Epicor Software Corp. 1st Lien Term Loan 5.75% (1 Month LIBOR + 3.25%), due 6/1/22	8,396,721	8,205,695
Exact Merger Sub LLC 1st Lien Term Loan 7.063% (3 Month LIBOR + 4.25%), due 9/27/24 (f)	3,950,000	3,920,375
Financial & Risk US Holdings, Inc. 2018 USD Term Loan 6.249% (1 Month LIBOR + 3.75%), due 10/1/25	6,500,000	6,237,680
Flexential Intermediate Corp. 2017 1st Lien Term Loan 6.303% (3 Month LIBOR + 3.50%), due 8/1/24	2,765,000	2,502,325
Flexera Software LLC 2018 1st Lien Term Loan 5.75% (1 Month LIBOR + 3.25%), due 2/26/25	1,042,125	1,025,191
GTCR Valor Cos., Inc. 2017 Term Loan B1 5.553% (3 Month LIBOR + 2.75%), due 6/16/23	3,089,938	3,017,840
Hyland Software, Inc.
2018 Term Loan 3 5.999% (1 Month LIBOR + 3.50%), due 7/1/24	8,548,673	8,405,482
2017 2nd Lien Term Loan 9.499% (1 Month LIBOR + 7.00%), due 7/7/25	1,416,667	1,401,320
Infor (U.S.), Inc. Term Loan B6 5.249% (1 Month LIBOR + 2.75%), due 2/1/22	4,172,826	4,141,529
Informatica Corp. 2018 Term Loan 5.749% (1 Month LIBOR + 3.25%), due 8/5/22	1,968,154	1,958,928
LANDesk Group, Inc. 2017 Term Loan B 6.76% (1 Month LIBOR + 4.25%), due 1/20/24	2,212,780	2,145,014
MA FinanceCo. LLC Term Loan B3 4.999% (1 Month LIBOR + 2.50%), due 6/21/24	547,236	528,539
McAfee LLC
2018 USD Term Loan B 6.25% (1 Month LIBOR + 3.75%), due 9/30/24	8,544,060	8,486,388
2017 2nd Lien Term Loan 11.00% (1 Month LIBOR + 8.50%), due 9/29/25	2,750,000	2,775,209
MH Sub I LLC 2017 1st Lien Term Loan 6.269% (1 Month LIBOR + 3.75%), due 9/13/24	8,231,642	8,077,298
NeuStar, Inc. 2018 Term Loan B3 4.999% (1 Month LIBOR + 2.50%), due 1/8/20	589,950	585,525
Project Alpha Intermediate Holding, Inc. 2017 Term Loan B 6.37% (6 Month LIBOR + 3.50%), due 4/26/24	2,955,000	2,879,893
Project Leopard Holdings, Inc. 2018 Term Loan 6.499% (1 Month LIBOR + 4.00%), due 7/7/23	1,975,050	1,938,018
Rocket Software, Inc. 2018 Term Loan 6.749% (1 Month LIBOR + 4.25%), due 11/28/25	2,100,000	2,064,999
RP Crown Parent LLC 2016 Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 10/12/23	3,777,925	3,713,386
Seattle Spinco, Inc. USD Term Loan B3 4.999% (1 Month LIBOR + 2.50%), due 6/21/24	3,695,621	3,569,353
Sirius Computer Solutions, Inc. 2016 Term Loan 6.749% (1 Month LIBOR + 4.25%), due 10/30/22	1,021,173	1,013,514
Solera LLC Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 3/3/23	4,649,079	4,546,800
SonicWALL, Inc. 1st Lien Term Loan 6.145% (3 Month LIBOR + 3.50%), due 5/16/25	1,596,000	1,540,140
SS&C Technologies, Inc. 2018 Term Loan B3 4.749% (1 Month LIBOR + 2.25%), due 4/16/25	11,069,682	10,838,227
Tempo Acquisition LLC Term Loan 5.499% (1 Month LIBOR + 3.00%), due 5/1/24	5,417,500	5,310,504
Tibco Software, Inc. Repriced Term Loan B 6.01% (1 Month LIBOR + 3.50%), due 12/4/20	5,879,732	5,826,815
Veritas Bermuda, Ltd.
Repriced Term Loan B 6.999% (1 Month LIBOR + 4.50%), due 1/27/23	1,986,913	1,732,588
Repriced Term Loan B 7.303% (3 Month LIBOR + 4.50%), due 1/27/23	651,389	568,011
Vertafore, Inc. 2018 1st Lien Term Loan 6.053% (3 Month LIBOR + 3.25%), due 7/2/25	1,600,000	1,550,000
Web.com Group, Inc.
2018 Term Loan B 6.269% (1 Month LIBOR + 3.75%), due 10/10/25	3,400,000	3,281,000
2018 2nd Lien Term Loan 10.269% (1 Month LIBOR + 7.75%), due 10/9/26	1,575,199	1,537,788
Western Digital Corp. 2018 Term Loan B4 4.26% (1 Month LIBOR + 1.75%), due 4/29/23	3,318,679	3,235,712
Xerox Business Services LLC Term Loan B 4.999% (1 Month LIBOR + 2.50%), due 12/7/23	2,944,775	2,896,922
Zebra Technologies Corp. 2018 Term Loan B 4.257% (1 Month LIBOR + 1.75%), due 10/27/21	1,286,460	1,282,976
		162,730,671
Finance 1.6%
Alliant Holdings I, Inc. 2018 Term Loan B 5.258% (1 Month LIBOR + 2.75%), due 5/9/25	3,161,020	3,033,922
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan 6.896% (2 Month LIBOR + 4.25%), due 6/21/24	3,373,692	3,233,683
2017 Term Loan 7.011% (3 Month LIBOR + 4.25%), due 6/21/24	3,724,102	3,569,552
Duff & Phelps Corp. 2017 Term Loan B 5.749% (1 Month LIBOR + 3.25%), due 2/13/25	6,906,146	6,651,482
Istar, Inc.
2016 Term Loan B 5.253% (1 Month LIBOR + 2.75%), due 6/28/23	416,651	411,964
2016 Term Loan B 5.263% (1 Month LIBOR + 2.75%), due 6/28/23	412,485	407,844
Transplace Holdings, Inc. 1st Lien Term Loan 6.253% (1 Month LIBOR + 3.75%), due 10/7/24	2,772,053	2,695,821
USS Ultimate Holdings, Inc.
1st Lien Term Loan 6.249% (1 Month LIBOR + 3.75%), due 8/25/24	1,876,250	1,852,797
2nd Lien Term Loan 10.249% (1 Month LIBOR + 7.75%), due 8/25/25 (f)	600,000	564,000
		22,421,065
Healthcare, Education & Childcare 7.8%
Acadia Healthcare Company, Inc. 2018 Term Loan B4 4.999% (1 Month LIBOR + 2.50%), due 2/16/23	1,310,141	1,286,886
AHP Health Partners, Inc. 2018 Term Loan 6.999% (1 Month LIBOR + 4.50%), due 6/30/25	4,643,333	4,617,215
Akorn, Inc. Term Loan B 8.00% (1 Month LIBOR + 5.50%), due 4/16/21	339,928	273,642
Alliance Healthcare Services, Inc. 2017 Term Loan B 6.999% (1 Month LIBOR + 4.50%), due 10/24/23 (f)	2,047,500	2,021,906
Alvogen Pharma US, Inc. 2018 Term Loan B 7.25% (1 Month LIBOR + 4.75%), due 4/2/22	4,142,538	4,106,290
Amneal Pharmaceuticals LLC 2018 Term Loan B 6.00% (1 Month LIBOR + 3.50%), due 5/4/25	5,222,537	5,168,134
Avantor, Inc. 2017 1st Lien Term Loan 6.572% (3 Month LIBOR + 3.75%), due 11/21/24	5,037,039	5,018,150
Carestream Dental Equipment, Inc. 2017 1st Lien Term Loan 6.053% (3 Month LIBOR + 3.25%), due 9/1/24 (f)	1,979,962	1,880,964
Carestream Health, Inc. (e)
1st Lien Term Loan 8.249% (1 Month LIBOR + 5.75%), due 2/28/21	3,383,676	3,299,084
2nd Lien Term Loan 11.999% (1 Month LIBOR + 9.50%), due 6/7/21	1,985,351	1,950,607
Community Health Systems, Inc. Term Loan H 5.957% (3 Month LIBOR + 3.25%), due 1/27/21	2,732,329	2,681,098
Concentra, Inc. 2018 1st Lien Term Loan 5.27% (1 Month LIBOR + 2.75%), due 6/1/22	6,373,543	6,301,841
DaVita HealthCare Partners, Inc. Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 6/24/21	3,890,583	3,880,856
Envision Healthcare Corp. 2018 1st Lien Term Loan 6.249% (1 Month LIBOR + 3.75%), due 10/10/25	4,375,000	4,114,687
Equian LLC Add on Term Loan B 5.752% (1 Month LIBOR + 3.25%), due 5/20/24	5,059,237	4,926,432
ExamWorks Group, Inc. 2017 Term Loan 5.749% (1 Month LIBOR + 3.25%), due 7/27/23	3,779,885	3,746,811
Explorer Holdings, Inc. 2016 Term Loan B 6.553% (3 Month LIBOR + 3.75%), due 5/2/23	2,412,879	2,385,734
Gentiva Health Services, Inc. 2018 1st Lien Term Loan 6.25% (1 Month LIBOR + 3.75%), due 7/2/25	5,199,638	5,160,641
Jaguar Holding Co. II 2018 Term Loan 4.999% (1 Month LIBOR + 2.50%), due 8/18/22	5,722,269	5,605,438
Kinetic Concepts, Inc. 2017 Term Loan B 6.053% (3 Month LIBOR + 3.25%), due 2/2/24	6,383,797	6,335,919
Ortho-Clinical Diagnostics S.A. 2018 Term Loan B 5.76% (1 Month LIBOR + 3.25%), due 6/30/25	7,005,679	6,748,802
Parexel International Corp. Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 9/27/24	3,209,375	3,035,533
PharMerica Corp. 1st Lien Term Loan 6.008% (1 Month LIBOR + 3.50%), due 12/6/24	1,389,500	1,383,710
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B 7.129% (3 Month LIBOR + 4.50%), due 11/16/25	3,333,333	3,250,000
RPI Finance Trust Term Loan B6 4.499% (1 Month LIBOR + 2.00%), due 3/27/23	3,690,650	3,642,210
Select Medical Corp.
2017 Term Loan B 5.01% (1 Month LIBOR + 2.50%), due 3/6/25	4,908,696	4,859,609
2017 Term Loan B 7.00% (PRIME + 1.50%), due 3/6/25	3,804	3,766
Sound Inpatient Physicians 2018 1st Lien Term Loan 5.249% (1 Month LIBOR + 2.75%), due 6/27/25	1,990,000	1,955,175
Team Health Holdings, Inc. 1st Lien Term Loan 5.249% (1 Month LIBOR + 2.75%), due 2/6/24	7,845,151	7,041,023
U.S. Anesthesia Partners, Inc. 2017 Term Loan 5.499% (1 Month LIBOR + 3.00%), due 6/23/24	3,959,297	3,897,433
		110,579,596
Home and Office Furnishings, Housewares & Durable Consumer Products 0.7%
Comfort Holding LLC 1st Lien Term Loan 7.249% (1 Month LIBOR + 4.75%), due 2/5/24	2,751,000	2,585,940
Resideo Funding, Inc. Term Loan B 4.63% (2 Month LIBOR + 2.00%), due 10/24/25	2,100,000	2,090,812
Serta Simmons Bedding LLC
1st Lien Term Loan 6.013% (1 Month LIBOR + 3.50%), due 11/8/23	4,699,218	3,994,335
1st Lien Term Loan 6.014% (1 Month LIBOR + 3.50%), due 11/8/23	1,324,228	1,125,594
		9,796,681
Hotels, Motels, Inns & Gaming 6.1%
Affinity Gaming LLC Initial Term Loan 5.749% (1 Month LIBOR + 3.25%), due 7/1/23	3,116,784	2,960,944
AP Gaming I LLC 2018 Incremental Term Loan 5.999% (1 Month LIBOR + 3.50%), due 2/15/24	3,054,336	3,023,792
Caesars Entertainment Operating Co. Exit Term Loan 4.499% (1 Month LIBOR + 2.00%), due 10/6/24	3,300,000	3,231,938
Caesars Resort Collection LLC 2017 1st Lien Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 12/22/24	9,240,000	9,111,296
Churchill Downs, Inc. 2017 Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 12/27/24	2,475,000	2,450,250
CityCenter Holdings LLC 2017 Term Loan B 4.749% (1 Month LIBOR + 2.25%), due 4/18/24	6,671,272	6,548,967
Everi Payments, Inc. Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 5/9/24	6,668,630	6,554,010
Hilton Worldwide Finance LLC Term Loan B2 4.26% (1 Month LIBOR + 1.75%), due 10/25/23	4,720,157	4,661,745
Las Vegas Sands LLC 2018 Term Loan B 4.249% (1 Month LIBOR + 1.75%), due 3/27/25	4,178,864	4,099,762
MGM Growth Properties Operating Partnership, L.P. 2016 Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 3/21/25	6,399,053	6,293,737
Penn National Gaming, Inc. 2018 1st Lien Term Loan B 4.758% (1 Month LIBOR + 2.25%), due 10/15/25	1,333,333	1,314,167
Scientific Games International, Inc. 2018 Term Loan B5 5.249% (1 Month LIBOR + 2.75%), due 8/14/24	14,886,025	14,399,565
Station Casinos LLC 2016 Term Loan B 5.00% (1 Month LIBOR + 2.50%), due 6/8/23	5,018,250	4,949,946
UFC Holdings LLC 1st Lien Term Loan 5.75% (1 Month LIBOR + 3.25%), due 8/18/23	5,949,119	5,893,876
Wyndham Destinations, Inc. 2018 1st Lien Term Loan 4.749% (1 Month LIBOR + 2.25%), due 5/30/25	3,990,000	3,920,175
Wyndham Hotels & Resorts, Inc. Term Loan B 4.249% (1 Month LIBOR + 1.75%), due 5/30/25	3,491,250	3,425,789
Wynn Resorts, Ltd. Term Loan B 4.75% (1 Month LIBOR + 2.25%), due 10/30/24	3,500,000	3,405,500
		86,245,459
Insurance 2.9%
AmWINS Group, Inc.
2017 Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 1/25/24	3,784,274	3,707,643
2017 Term Loan B 5.266% (1 Month LIBOR + 2.75%), due 1/25/24	1,115,726	1,093,132
AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan 5.749% (1 Month LIBOR + 3.25%), due 10/22/24	4,129,883	3,987,918
Asurion LLC
2017 Term Loan B4 5.499% (1 Month LIBOR + 3.00%), due 8/4/22	3,350,760	3,296,310
2018 Term Loan B6 5.499% (1 Month LIBOR + 3.00%), due 11/3/23	3,494,683	3,435,273
2018 Term Loan B7 5.499% (1 Month LIBOR + 3.00%), due 11/3/24	1,828,313	1,797,231
2017 2nd Lien Term Loan 8.999% (1 Month LIBOR + 6.50%), due 8/4/25	2,900,000	2,910,875
Hub International, Ltd.
2018 Term Loan B 5.375% (2 Month LIBOR + 2.75%), due 4/25/25	11,691	11,255
2018 Term Loan B 5.515% (3 Month LIBOR + 2.75%), due 4/25/25	4,641,397	4,468,069
MPH Acquisition Holdings LLC 2016 Term Loan B 5.553% (3 Month LIBOR + 2.75%), due 6/7/23	3,644,092	3,516,549
NFP Corp. Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 1/8/24	2,450,000	2,349,550
Sedgwick Claims Management Services, Inc. 2018 Term Loan B 5.749% (1 Month LIBOR + 3.25%), due 12/31/25 (e)	6,000,000	5,839,500
USI, Inc. 2017 Repriced Term Loan 5.803% (3 Month LIBOR + 3.00%), due 5/16/24	5,436,212	5,208,571
		41,621,876
Leisure, Amusement, Motion Pictures & Entertainment 2.9%
Boyd Gaming Corp. Term Loan B3 4.664% (1 Week LIBOR + 2.25%), due 9/15/23	3,022,921	2,984,506
Creative Artists Agency LLC 2018 Term Loan B 5.503% (1 Month LIBOR + 3.00%), due 2/15/24	3,843,529	3,785,877
Fitness International LLC
2018 Term Loan A 5.249% (1 Month LIBOR + 2.75%), due 4/18/23	1,794,000	1,775,500
2018 Term Loan B 5.749% (1 Month LIBOR + 3.25%), due 4/18/25	609,402	597,214
Intrawest Resorts Holdings, Inc. Term Loan B1 5.499% (1 Month LIBOR + 3.00%), due 7/31/24	3,465,000	3,419,522
Lions Gate Capital Holdings LLC 2018 Term Loan B 4.749% (1 Month LIBOR + 2.25%), due 3/24/25	1,736,875	1,705,033
LTF Merger Sub, Inc. 2017 Term Loan B 5.457% (3 Month LIBOR + 2.75%), due 6/10/22	4,881,460	4,805,797
Marriott Ownership Resorts, Inc. 2018 Term Loan B 4.749% (1 Month LIBOR + 2.25%), due 8/29/25	4,800,000	4,743,998
Recess Holdings, Inc. 2017 1st Lien Term Loan 6.401% (3 Month LIBOR + 3.75%), due 9/29/24	986,906	954,832
TKC Holdings, Inc.
2017 1st Lien Term Loan 6.25% (1 Month LIBOR + 3.75%), due 2/1/23	3,807,188	3,671,557
2017 2nd Lien Term Loan 10.50% (1 Month LIBOR + 8.00%), due 2/1/24	1,100,000	1,067,000
Travel Leaders Group LLC 2018 Term Loan B 6.508% (1 Month LIBOR + 4.00%), due 1/25/24	4,477,500	4,438,322
TriMark USA LLC 2017 1st Lien Term Loan 6.00% (1 Month LIBOR + 3.50%), due 8/28/24	2,765,299	2,461,116
William Morris Endeavor Entertainment LLC 2018 1st Lien Term Loan 5.25% (1 Month LIBOR + 2.75%), due 5/18/25	4,655,934	4,356,208
		40,766,482
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.5%
Altra Industrial Motion Corp. 2018 Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 10/1/25	3,434,701	3,368,869
Anvil International LLC Term Loan B 7.00% (1 Month LIBOR + 4.50%), due 8/1/24 (f)	4,140,119	4,098,717
Columbus McKinnon Corp. 2018 Term Loan B 5.303% (3 Month LIBOR + 2.50%), due 1/31/24	3,211,041	3,203,014
CPM Holdings, Inc.
2018 1st Lien Term Loan 6.249% (1 Month LIBOR + 3.75%), due 11/15/25	2,500,000	2,453,125
2018 2nd Lien Term Loan 10.749% (1 Month LIBOR + 8.25%), due 11/15/26	1,000,000	985,000
Rexnord LLC 2017 Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 8/21/24	3,950,924	3,902,948
Welbilt, Inc. 2018 Term Loan B 4.999% (1 Month LIBOR + 2.50%), due 10/23/25	3,994,060	3,894,208
		21,905,881
Mining, Steel, Iron & Non-Precious Metals 2.1%
American Rock Salt Co. LLC 2018 1st Lien Term Loan 6.249% (1 Month LIBOR + 3.75%), due 3/21/25	2,729,375	2,633,847
Gates Global LLC 2017 USD Repriced Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 4/1/24	3,704,513	3,620,132
GrafTech Finance, Inc. 2018 Term Loan B 5.999% (1 Month LIBOR + 3.50%), due 2/12/25	6,487,658	6,366,015
HFOTCO LLC 2018 Term Loan B 5.25% (1 Month LIBOR + 2.75%), due 6/26/25	3,184,000	3,126,290
Keane Group Holdings LLC 2018 1st Lien Term Loan 6.25% (1 Month LIBOR + 3.75%), due 5/25/25	3,980,000	3,761,100
MRC Global (US) Inc. 2018 1st Lien Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 9/20/24 (f)	3,267,000	3,234,330
U.S. Silica Co. 2018 Term Loan B 6.50% (1 Month LIBOR + 4.00%), due 5/1/25	3,473,750	3,140,850
Unimin Corp. Term Loan 6.553% (3 Month LIBOR + 3.75%), due 6/1/25	5,685,714	4,504,154
		30,386,718
Oil & Gas 2.1%
Apergy Corp.
2018 1st Lien Term Loan 5.00% (1 Month LIBOR + 2.50%), due 5/9/25	1,146,988	1,120,464
2018 1st Lien Term Loan 7.00% (3 Month LIBOR + 1.50%), due 5/9/25	101,205	98,864
Ascent Resources - Marcellus LLC 2018 Exit Term Loan 9.016% (1 Month LIBOR + 6.50%), due 3/30/23	333,333	331,667
Edgewater Generation LLC Term Loan 6.249% (1 Month LIBOR + 3.75%), due 12/13/25	4,000,000	3,965,000
Fieldwood Energy LLC
Exit 1st Lien TL 7.749% (1 Month LIBOR + 5.25%), due 4/11/22	805,556	743,125
Exit 2nd Lien TL 9.749% (1 Month LIBOR + 7.25%), due 4/11/23	2,087,500	1,802,208
GIP III Stetson I, L.P 2018 Term Loan B 6.76% (1 Month LIBOR + 4.25%), due 7/18/25	4,200,000	4,095,000
HGIM Corp. 2018 Exit Term Loan 8.508% (6 Month LIBOR + 6.00%), due 7/3/23 (f)	587,677	580,331
Lucid Energy Group II LLC 2018 1st Lien Term Loan 5.519% (1 Month LIBOR + 3.00%), due 2/17/25	2,580,500	2,422,444
McDermott Technology Americas, Inc. 2018 1st Lien Term Loan 7.499% (1 Month LIBOR + 5.00%), due 5/10/25	3,960,025	3,789,249
Medallion Midland Acquisition LLC 1st Lien Term Loan 5.749% (1 Month LIBOR + 3.25%), due 10/30/24	1,386,000	1,324,784
PES Holdings LLC
2018 Term Loan C 9.303% (3 Month LIBOR + 3.50% and 3.00% PIK), due 12/31/22	1,724,483	1,284,740
2018 Term Loan A 9.053% (3 Month LIBOR + 6.25%), due 12/31/22	1,250,825	1,226,846
Seadrill Partners Finco LLC Term Loan B 8.803% (3 Month LIBOR + 6.00%), due 2/21/21 (e)	4,016,268	3,224,489
Summit Midstream Partners Holdings LLC Term Loan B 8.499% (1 Month LIBOR + 6.00%), due 5/13/22	2,418,667	2,364,247
Traverse Midstream Partners LLC 2017 Term Loan 6.60% (6 Month LIBOR + 4.00%), due 9/27/24	1,995,000	1,989,181
		30,362,639
Personal & Nondurable Consumer Products (Manufacturing Only) 1.2%
American Builders & Contractors Supply Co., Inc. 2018 Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 10/31/23	3,232,201	3,145,112
Hillman Group, Inc. 2018 Term Loan B 6.803% (3 Month LIBOR + 4.00%), due 5/31/25	1,691,500	1,606,925
Prestige Brands, Inc. Term Loan B4 4.499% (1 Month LIBOR + 2.00%), due 1/26/24	783,393	768,215
Revlon Consumer Products Corp. 2016 Term Loan B 6.207% (3 Month LIBOR + 3.50%), due 9/7/23	3,095,417	2,182,269
SRAM LLC
2018 Term Loan B 5.369% (2 Month LIBOR + 2.75%), due 3/15/24	2,781,663	2,726,029
2018 Term Loan B 5.384% (2 Month LIBOR + 2.75%), due 3/15/24	2,649,203	2,596,219
2018 Term Loan B 7.25% (PRIME + 1.75%), due 3/15/24	145,706	142,792
Varsity Brands, Inc. 2017 Term Loan B 5.999% (1 Month LIBOR + 3.50%), due 12/15/24	4,455,022	4,382,628
		17,550,189
Personal Transportation 0.2%
Uber Technologies 2018 Incremental Term Loan 6.008% (1 Month LIBOR + 3.50%), due 7/13/23	3,379,175	3,332,711

Personal, Food & Miscellaneous Services 1.5%
Aramark Services, Inc. 2018 Term Loan B3 4.249% (1 Month LIBOR + 1.75%), due 3/11/25	3,730,650	3,699,563
Golden Nugget, Inc.
2017 Incremental Term Loan 5.249% (1 Month LIBOR + 2.75%), due 10/4/23	2,508,481	2,463,687
2017 Incremental Term Loan 5.259% (1 Month LIBOR + 2.75%), due 10/4/23	1,991,616	1,956,051
IRB Holding Corp. 1st Lien Term Loan 5.764% (1 Month LIBOR + 3.25%), due 2/5/25	3,473,750	3,383,433
KFC Holding Co. 2018 Term Loan B 4.263% (1 Month LIBOR + 1.75%), due 4/3/25	4,910,437	4,859,285
Weight Watchers International, Inc. 2017 Term Loan B 7.56% (3 Month LIBOR + 4.75%), due 11/29/24	4,913,237	4,864,104
		21,226,123
Printing & Publishing 1.1%
Getty Images, Inc. Term Loan B 5.999% (1 Month LIBOR + 3.50%), due 10/18/19	4,460,872	4,434,107
McGraw-Hill Global Education Holdings LLC 2016 Term Loan B 6.499% (1 Month LIBOR + 4.00%), due 5/4/22	3,509,714	3,185,065
PowerSchool 2018 Term Loan B 5.763% (1 Month LIBOR + 3.25%), due 8/1/25	3,500,000	3,397,187
Prometric Holdings, Inc. 1st Lien Term Loan 5.50% (1 Month LIBOR + 3.00%), due 1/29/25	3,203,300	3,139,234
Shutterfly, Inc. Term Loan B2 5.25% (1 Month LIBOR + 2.75%), due 8/17/24	1,580,422	1,540,912
		15,696,505
Retail Store 4.1%
Alphabet Holding Co., Inc. 2017 1st Lien Term Loan 5.999% (1 Month LIBOR + 3.50%), due 9/26/24	5,332,500	4,843,686
Bass Pro Group LLC Term Loan B 7.499% (1 Month LIBOR + 5.00%), due 9/25/24	4,937,500	4,875,781
Belk, Inc. Term Loan 7.365% (3 Month LIBOR + 4.75%), due 12/12/22	2,395,537	1,902,742
BJ's Wholesale Club, Inc. 2017 1st Lien Term Loan 5.514% (1 Month LIBOR + 3.00%), due 2/3/24	6,359,089	6,290,201
CNT Holdings III Corp. 2017 Term Loan 5.75% (1 Month LIBOR + 3.25%), due 1/22/23	1,508,237	1,452,432
Harbor Freight Tools USA, Inc. 2018 Term Loan B 4.999% (1 Month LIBOR + 2.50%), due 8/18/23	2,543,437	2,459,868
HD Supply, Inc. Term Loan B5 4.249% (1 Month LIBOR + 1.75%), due 10/17/23	3,990,000	3,930,150
Leslie's Poolmart, Inc. 2016 Term Loan 5.999% (1 Month LIBOR + 3.50%), due 8/16/23	3,801,544	3,692,249
Michaels Stores, Inc.
2018 Term Loan B 5.002% (1 Month LIBOR + 2.50%), due 1/30/23	3,350,461	3,312,768
2018 Term Loan B 5.003% (1 Month LIBOR + 2.50%), due 1/30/23	1,193,089	1,179,667
Neiman Marcus Group, Ltd. LLC 2020 Term Loan 5.763% (1 Month LIBOR + 3.25%), due 10/25/20	2,880,073	2,548,865
Party City Holdings, Inc. 2018 Term Loan B 5.00% (1 Month LIBOR + 2.50%), due 8/19/22	3,960,903	3,928,720
Petco Animal Supplies, Inc. 2017 Term Loan B 5.994% (3 Month LIBOR + 3.25%), due 1/26/23	3,580,977	2,751,383
PetSmart, Inc. Term Loan B2 5.52% (1 Month LIBOR + 3.00%), due 3/11/22	5,026,003	4,198,507
Sally Holdings LLC Term Loan B2 4.50%, due 7/5/24	2,333,333	2,199,167
Staples, Inc. 2017 Term Loan B 6.541% (3 Month LIBOR + 4.00%), due 9/12/24	6,750,000	6,648,750
Wand Intermediate I, L.P. 2019 1st Lien Term Loan TBD, due 1/15/26 (e)	2,700,000	2,691,001
		58,905,937
Telecommunications 2.9%
Avaya, Inc. 2018 Term Loan B 6.759% (1 Month LIBOR + 4.25%), due 12/15/24	2,475,000	2,432,202
CenturyLink, Inc. 2017 Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 1/31/25	4,950,000	4,724,156
CSC Holdings LLC 2018 Term Loan B 5.009% (1 Month LIBOR + 2.50%), due 1/25/26	3,721,875	3,620,685
Microchip Technology, Inc. 2018 Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 5/29/25	4,521,667	4,439,711
Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan 5.582% (3 Month LIBOR + 3.00%), due 11/3/23	2,073,684	1,920,750
Radiate Holdco LLC 1st Lien Term Loan 5.499% (1 Month LIBOR + 3.00%), due 2/1/24	5,502,000	5,327,482
SBA Senior Finance II LLC 2018 Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 4/11/25	6,494,844	6,367,266
Sprint Communications, Inc. 1st Lien Term Loan B 5.00% (1 Month LIBOR + 2.50%), due 2/2/24	4,912,500	4,795,828
Syniverse Holdings, Inc.
2018 1st Lien Term Loan 7.509% (1 Month LIBOR + 5.00%), due 3/9/23	3,721,875	3,377,602
2018 2nd Lien Term Loan 11.509% (1 Month LIBOR + 9.00%), due 3/11/24	1,000,000	830,000
West Corp. 2017 Term Loan 6.499% (1 Month LIBOR + 4.00%), due 10/10/24	3,928,791	3,600,737
		41,436,419
Utilities 2.7%
Astoria Energy LLC Term Loan B 6.50% (1 Month LIBOR + 4.00%), due 12/24/21	3,185,979	3,176,685
Calpine Corp. Term Loan B5 5.31% (3 Month LIBOR + 2.50%), due 1/15/24	5,446,328	5,342,695
Compass Power Generation LLC 2018 Term Loan B 5.999% (1 Month LIBOR + 3.50%), due 12/20/24	1,575,345	1,568,780
Dayton Power & Light Co. Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 8/24/22	490,000	487,550
EIF Channelview Cogeneration LLC 2018 Term Loan B 6.75% (1 Month LIBOR + 4.25%), due 5/3/25	3,256,460	3,248,319
ExGen Renewables IV LLC Term Loan B 5.71% (3 Month LIBOR + 3.00%), due 11/28/24	2,454,206	2,245,598
Granite Acquisition, Inc.
Term Loan B 6.303% (3 Month LIBOR + 3.50%), due 12/19/21	3,865,975	3,853,090
Term Loan C 6.303% (3 Month LIBOR + 3.50%), due 12/19/21	88,897	88,601
2nd Lien Term Loan B 10.053% (3 Month LIBOR + 7.25%), due 12/19/22	1,521,278	1,495,607
Helix Gen Funding LLC Term Loan B 6.249% (1 Month LIBOR + 3.75%), due 6/2/24	4,903,422	4,712,536
PG&E Corp. (e)
DIP Term Loan TBD, due 12/31/20	2,812,500	2,805,469
DIP Delayed Draw Term Loan TBD, due 12/31/20	937,500	935,156
Southeast PowerGen LLC Term Loan B 6.00% (1 Month LIBOR + 3.50%), due 12/2/21	866,175	825,032
TEX Operations Co. LLC Exit Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 8/4/23	3,192,000	3,129,491
Vistra Energy Corp.
1st Lien Term Loan B3 4.499% (1 Month LIBOR + 2.00%), due 12/31/25	1,053,171	1,032,107
1st Lien Term Loan B3 4.508% (1 Month LIBOR + 2.00%), due 12/31/25	2,926,829	2,868,293
Vistra Operations Co. LLC 2016 Term Loan B2 4.749% (1 Month LIBOR + 2.25%), due 12/14/23	1,071,875	1,055,127
		38,870,136
Total Floating Rate Loans (Cost $1,216,626,066)		1,179,040,334

Foreign Floating Rate Loans 9.8% (d)
Broadcasting & Entertainment 0.5%
Altice France S.A. 2018 Term Loan B13 6.509% (1 Month LIBOR + 4.00%), due 8/14/26	2,078,124	1,954,735
Numericable Group S.A.
Term Loan B11 5.249% (1 Month LIBOR + 2.75%), due 7/31/25	1,957,613	1,805,898
Term Loan B12 6.196% (1 Month LIBOR + 3.687%), due 1/31/26	3,949,975	3,687,302
		7,447,935
Chemicals, Plastics & Rubber 1.3%
Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2 5.956% (3 Month LIBOR + 3.25%), due 9/13/23	2,570,703	2,525,716
Alpha 3 B.V. 2017 Term Loan B1 5.803% (3 Month LIBOR + 3.00%), due 1/31/24	4,868,798	4,708,128
Diamond (BC) B.V.
Term Loan 5.634% (2 Month LIBOR + 3.00%), due 9/6/24	8,333	7,823
Term Loan 5.744% (3 Month LIBOR + 3.00%), due 9/6/24	3,291,667	3,090,052
Flint Group GmbH
Term Loan C 5.66% (2 Month LIBOR + 3.00%), due 9/7/21	914	843
Term Loan C 5.779% (3 Month LIBOR + 3.00%), due 9/7/21	349,261	322,193
OXEA Holding Drei GmbH 2017 Term Loan B2 6.063% (1 Month LIBOR + 3.50%), due 10/14/24	4,128,750	4,070,258
Starfruit Finco B.V. 2018 USD Term Loan B 5.753% (1 Month LIBOR + 3.25%), due 10/1/25	3,750,000	3,660,938
		18,385,951
Diversified/Conglomerate Manufacturing 0.7%
AI Ladder (Luxembourg) Subco S.A R.L. 2018 Term Loan 7.235% (3 Month LIBOR + 4.50%), due 7/9/25	2,054,048	2,018,102
Bright Bidco B.V.
2018 Term Loan B 5.999% (1 Month LIBOR + 3.50%), due 6/30/24	1,276,394	946,127
2018 Term Loan B 6.303% (3 Month LIBOR + 3.50%), due 6/30/24	2,663,646	1,974,428
Garda World Security Corp. 2017 Term Loan 6.236% (PRIME+3.50%), due 5/24/24	4,501,862	4,428,707
		9,367,364
Ecological 0.2%
GFL Environmental, Inc. 2018 Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 5/30/25	3,383,937	3,258,095

Electronics 1.4%
Avast Software B.V. 2018 USD Term Loan B 5.303% (3 Month LIBOR + 2.50%), due 9/30/23	3,169,545	3,128,937
Camelot UK Holdco, Ltd. 2017 Repriced Term Loan 5.749% (1 Month LIBOR + 3.25%), due 10/3/23	1,436,122	1,422,209
ION Trading Technologies S.A R.L. USD Incremental Term Loan B 6.634% (2 Month LIBOR + 4.00%), due 11/21/24	5,922,758	5,621,687
Oberthur Technologies S.A. 2016 Term Loan B1 6.553% (3 Month LIBOR + 3.75%), due 1/10/24	2,233,478	2,170,197
SS&C Technologies Holdings Europe S.A R.L. 2018 Term Loan B4 4.749% (1 Month LIBOR + 2.25%), due 4/16/25	4,257,765	4,168,739
Trader Corp. 2017 Term Loan B 5.502% (1 Month LIBOR + 3.00%), due 9/28/23	4,034,981	4,055,155
		20,566,924
Healthcare, Education & Childcare 1.3%
Auris Luxembourg III S.A.R.L. 2018 USD Term Loan B TBD, due 7/20/25 (e)	3,937,500	3,904,689
Endo Luxembourg Finance Co. I S.A R.L. 2017 Term Loan B 6.75% (1 Month LIBOR + 4.25%), due 4/29/24	5,106,578	5,047,000
Mallinckrodt International Finance S.A. Term Loan B 5.553% (3 Month LIBOR + 2.75%), due 9/24/24	2,260,360	2,097,427
Valeant Pharmaceuticals International, Inc. 2018 Term Loan B 5.513% (1 Month LIBOR + 3.00%), due 6/2/25	7,442,573	7,355,353
		18,404,469
Hotels, Motels, Inns & Gaming 0.9%
Four Seasons Hotels, Ltd. New 1st Lien Term Loan 4.499% (1 Month LIBOR + 2.00%), due 11/30/23	1,487,455	1,463,905
Gateway Casinos & Entertainment, Ltd. 2018 Term Loan B 5.803% (3 Month LIBOR + 3.00%), due 12/1/23	2,203,925	2,163,979
GVC Holdings PLC 2018 Term Loan 4.999% (1 Month LIBOR + 2.50%), due 3/29/24	2,977,500	2,936,559
Stars Group Holdings B.V. 2018 USD Incremental Term Loan 6.303% (3 Month LIBOR + 3.50%), due 7/10/25	6,218,750	6,153,453
		12,717,896
Leisure, Amusement, Motion Pictures & Entertainment 0.9%
Bombardier Recreational Products, Inc. 2016 Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 5/23/25	4,383,348	4,295,681
Delta 2 (LUX) S.A.R.L. 2018 USD Term Loan 4.999% (1 Month LIBOR + 2.50%), due 2/1/24	6,650,036	6,379,878
DHX Media, Ltd. Term Loan B 6.249% (1 Month LIBOR + 3.75%), due 12/29/23	1,826,232	1,753,183
		12,428,742
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.4%
Titan Acquisition, Ltd. 2018 Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 3/28/25	5,582,813	5,264,129

Oil & Gas 0.2%
Grizzly Acquisitions, Inc. 2018 Term Loan B 6.047% (3 Month LIBOR + 3.25%), due 10/1/25	2,793,000	2,778,337
MEG Energy Corp. 2017 Term Loan B 6.00% (1 Month LIBOR + 3.50%), due 12/31/23	547,500	543,394
		3,321,731
Personal & Nondurable Consumer Products (Manufacturing Only) 0.3%
Array Canada, Inc. Term Loan B 7.803% (3 Month LIBOR + 5.00%), due 2/10/23	1,739,901	1,676,830
KIK Custom Products, Inc. 2015 Term Loan B 6.499% (1 Month LIBOR + 4.00%), due 5/15/23	2,550,000	2,408,156
		4,084,986
Personal, Food & Miscellaneous Services 0.4%
1011778 B.C. Unlimited Liability Co. Term Loan B3 4.749% (1 Month LIBOR + 2.25%), due 2/16/24	2,517,746	2,470,539
Jacobs Douwe Egberts International B.V. 2018 USD Term Loan B 4.563% (3 Month LIBOR + 2.00%), due 11/1/25	2,674,611	2,642,849
		5,113,388
Printing & Publishing 0.3%
Springer Science & Business Media Deutschland GmbH Term Loan B13 5.999% (1 Month LIBOR + 3.50%), due 8/15/22	4,743,694	4,714,895

Retail Store 0.3%
EG Finco, Ltd. 2018 USD Term Loan 6.813% (3 Month LIBOR + 4.00%), due 2/7/25	1,478,777	1,429,793
EG Group, Ltd. 2018 USD Term Loan B 6.813% (3 Month LIBOR + 4.00%), due 2/7/25	2,779,000	2,686,945
		4,116,738
Telecommunications 0.7%
Digicel International Finance, Ltd. 2017 Term Loan B 5.96% (3 Month LIBOR + 3.25%), due 5/28/24	962,815	879,772
Intelsat Jackson Holdings S.A. 2017 Term Loan B3 6.252% (1 Month LIBOR + 3.75%), due 11/27/23	4,702,081	4,655,902
Telesat Canada Term Loan B4 5.31% (3 Month LIBOR + 2.50%), due 11/17/23	5,211,802	5,108,869
		10,644,543
Total Foreign Floating Rate Loans (Cost $144,273,617)		139,837,786

Total Long-Term Bonds (Cost $1,408,234,031)		1,364,737,928

	Shares
Affiliated Investment Company 0.1%
Fixed Income Fund 0.1%
MainStay MacKay High Yield Corporate Bond Fund Class I	217,584	1,198,887

Total Affiliated Investment Company (Cost $1,255,443)		1,198,887

Common Stocks 0.5%
Beverages 0.0% ‡
Nellson Nutraceutical, Inc. (e)(f)(i)(j)	379	0

Communications Equipment 0.0% ‡
Energy Future Holdings Corp. (e)(f)(i)(j)	175,418	0

Energy Equipment & Services 0.2%
Pacific Drilling S.A. (j)	99,824	1,547,272
Transocean, Ltd. (j)	122,016	1,045,677
		2,592,949
Hotels, Restaurants & Leisure 0.0% ‡
Caesars Entertainment Corp. (j)	35,926	328,364

Media 0.0% ‡
Cumulus Media, Inc., Class A (j)	3,984	48,007

Metals & Mining 0.2%
AFGlobal Corp. (e)(f)(i)(j)	60,753	3,515,776

Oil & Gas 0.0% ‡
Templar Energy Corp., Class B (e)(f)(i)(j)	60,655	291
Templar Energy LLC, Class A (e)(f)(i)(j)	60,049	28,823
		29,114
Oil, Gas & Consumable Fuels 0.1%
Ascent Resources (e)(f)(i)(j)	244,062	701,678
HGIM Corp. (e)(f)(i)(j)	1,382	53,898
Philadelphia Energy Solutions, Inc., Class A (e)(f)(i)(j)	89,705	403,673
		1,159,249
Total Common Stocks (Cost $8,430,049)		7,673,459

Preferred Stocks 0.0%‡
Oil & Gas 0.0% ‡
Templar Energy Corp., (8.00% PIK) (c)(e)(f)(i)(j)	83,606	111,607

Total Preferred Stocks (Cost $379,311)		111,607

	Number of Rights
Rights 0.0%‡
Independent Power & Renewable Electricity Producers 0.0% ‡
Vistra Energy Corp. (e)(f)(i)(j)	107,130	100,702

Total Rights (Cost $87,847)		100,702

	Number of Warrants
Warrants 0.0%‡
Oil, Gas & Consumable Fuels 0.0% ‡
Ascent Resources (e)(f)(i)(j)
1st Lien Warrants Expires 3/30/23	23,368	1,753
2nd Lien Tranche A Expires 3/30/23	30,044	3,755
2nd Lien Tranche B Expires 3/30/23	62,000	1,860
HGIM Corp. Expires 7/2/43 (f)(i)(j)	6,177	240,903

Total Warrants (Cost $259,875)		248,271

	Principal Amount
Short-Term Investments 4.1%
Repurchase Agreement 0.2%
Fixed Income Clearing Corp. 0.5%, dated 1/31/19 due 2/1/19 Proceeds at Maturity $3,371,496 (Collateralized by a United States Treasury Note with a rate of 2.875% and a maturity date of 4/30/25, with a Principal Amount of $3,335,000 and a Market Value of $3,438,989)	$3,371,449	3,371,449

Total Repurchase Agreement (Cost $3,371,449)		3,371,449

U.S. Government & Federal Agencies 3.9% (k)
2.352%, due 2/5/19	12,318,000	12,314,831
2.357%, due 2/5/19	9,422,000	9,419,571
2.366%, due 2/19/19	1,878,000	1,875,812
2.379%, due 2/28/19	20,591,000	20,554,832
2.382%, due 2/26/19	3,282,000	3,276,656
2.40%, due 2/5/19	5,454,000	5,452,568
2.403%, due 2/12/19	2,378,000	2,376,281

Total U.S. Government & Federal Agencies (Cost $55,270,551)		55,270,551

Total Short-Term Investments (Cost $58,642,000)		58,642,000

Total Investments (Cost $1,477,288,556)	100.3%	1,432,712,854
Other Assets, Less Liabilities	(0.3)	(4,938,577)
Net Assets	100.0%	$1,427,774,277

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of January 31, 2019, the market value of securities loaned was $613,436 and the Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $627,739.
(c)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Floating rate - Rate shown was the rate in effect as of January 31, 2019.
(e)	Illiquid security - As of January 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $45,045,219, which represented 3.2% of the Fund's net assets.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Issue in default.
(h)	Issue in non-accrual status.
(i)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2019, the total market value of fair valued securities was $5,164,719, which represented 0.4% of the Fund's net assets.
(j)	Non-income producing security.
(k)	Interest rate shown represents yield to maturity.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$45,859,808	$—		$45,859,808
Floating Rate Loans (b)	—	1,138,668,947	40,371,387		1,179,040,334
Foreign Floating Rate Loans	—	139,837,786	—		139,837,786
Total Long-Term Bonds	—	1,324,366,541	40,371,387		1,364,737,928
Affiliated Investment Company
Fixed Income Funds	1,198,887	—	—		1,198,887
Common Stocks	2,969,320	—	4,704,139	(c)	7,673,459
Preferred Stocks (d)	—	—	111,607		111,607
Rights (e)	—	—	100,702		100,702
Warrants (f)	—	—	248,271		248,271
Short-Term Investments
Repurchase Agreement	—	3,371,449	—		3,371,449
U.S. Government & Federal Agencies	—	55,270,551	—		55,270,551
Total Short-Term Investments	—	58,642,000	—		58,642,000
Total Investments in Securities	$4,168,207	$1,383,008,541	$45,536,106		$1,432,712,854

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $40,371,387 are held within the Floating Rate Loans section of the Portfolio of Investments, were valued by a pricing service without adjustment..

(c)	The Level 3 securities valued at $3,515,776, $29,114 and $1,159,249 are held in Metals & Mining, Oil & Gas, and Oil, Gas & Consumable Fuels, respectively within the Common Stocks section of the Portfolio of Investments.

(d)	The Level 3 security valued at $111,607 is held in Oil & Gas within the Preferred Stocks section of the Portfolio of Investments.

(e) The Level 3 security valued at $100,702 is held in Electric within the Rights section of the Portfolio of Investments.

(f)	The Level 3 securities valued at $248,271 are held in Oil, Gas & Consumable Fuels within the Warrants section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2019
Long-Term Bonds
Floating Rate Loans	$5,307,092	$12,998	$(4,162)	$(915,317)	$-	$(1,650,020)	$37,620,796	$-	$40,371,387	(915,317)
Common Stocks	5,105,861	-	-	(401,722)	-	-	-	-	4,704,139	(401,722)
Preferred Stocks	269,954	-	-	(158,347)	-	-	-	-	111,607	(158,347)
Rights	103,916	-	-	(3,214)	-	-	-	-	100,702	(3,214)
Warrants	342,095	-	-	(93,824)	-	-	-	-	248,271	(93,824)

Total	$11,128,918	$12,998	$(4,162)	$(1,572,424)	$-	$(1,650,020)	$37,620,796	$-	$45,536,106	$(1,572,424)

(a) Sales include principal reductions.

As of January 31, 2019, securities with a market value of $37,620,796 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2018, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant observable inputs.

MainStay Growth Allocation Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.2% †
Equity Funds 100.2%
IQ 50 Percent Hedged FTSE International ETF	729,452	$14,173,252
IQ 500 International ETF	2,813	74,986
IQ Chaikin U.S. Large Cap ETF (a)	901,998	21,305,193
IQ Chaikin U.S. Small Cap ETF (a)	1,206,304	30,242,041
IQ Global Resources ETF	279,813	7,608,563
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	1,670,669	14,267,510
MainStay Cushing MLP Premier Fund Class I	207,985	2,310,715
MainStay Cushing Renaissance Advantage Fund Class I (a)	365,734	6,462,519
MainStay Epoch Capital Growth Fund Class I (b)	285,077	3,295,495
MainStay Epoch Global Choice Fund Class I	187,839	3,172,608
MainStay Epoch International Choice Fund Class I (a)	637,130	20,706,739
MainStay Epoch U.S. All Cap Fund Class R6 (a)	1,126,928	28,714,118
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	2,134,754	33,216,777
MainStay Epoch U.S. Small Cap Fund Class I (a)	1,566,848	39,891,938
MainStay Large Cap Growth Fund Class R6 (b)	1,832,091	17,001,800
MainStay MacKay Common Stock Fund Class I (a)	385,850	8,847,543
MainStay MacKay Emerging Markets Equity Fund Class R6 (a)	1,586,532	14,278,788
MainStay MacKay Growth Fund Class I (a)	685,272	22,764,720
MainStay MacKay International Equity Fund Class I	283,056	4,483,604
MainStay MacKay International Opportunities Fund Class I (a)(b)	2,761,709	20,740,433
MainStay MacKay S&P 500 Index Fund Class I	35,634	1,577,531
MainStay MacKay U.S. Equity Opportunities Fund Class I	2,786,503	22,347,750
MainStay MAP Equity Fund Class I (a)	741,896	28,325,581

Total Affiliated Investment Companies (Cost $335,408,495)		365,810,204

Total Investments (Cost $335,408,495)	100.2%	365,810,204
Other Assets, Less Liabilities	(0.2)	(640,584)
Net Assets	100.0%	$365,169,620

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2019, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies Equity Funds	$365,810,204	$—	$—	$365,810,204
Total Investments in Securities	$365,810,204	$—	$—	$365,810,204

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Indexed Bond Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 98.2%†
Asset-Backed Securities 0.7%
Automobile 0.6%
BMW Vehicle Lease Trust Series 2018-1, Class A4 3.26%, due 7/20/21	$200,000	$201,125
GM Financial Securitized Term Auto Receivables Trust Series 2018-3, Class A3 3.02%, due 5/16/23	700,000	703,071
Honda Auto Receivables Owner Trust Series 2018-3, Class A3 2.95%, due 8/22/22	600,000	601,786
Hyundai Auto Lease Securitization Trust Series 2018-B, Class A3 3.04%, due 10/15/21 (a)	100,000	100,242
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A3 3.02%, due 11/21/22	186,000	186,701
		1,792,925
Other Asset-Backed Securities 0.1%
MVW Owner Trust Series 2017-1A, Class A 2.42%, due 12/20/34 (a)	137,965	134,286

Total Asset-Backed Securities (Cost $1,923,664)		1,927,211

Corporate Bonds 26.5%
Aerospace & Defense 0.6%
Boeing Co. 2.35%, due 10/30/21	240,000	237,311
General Dynamics Corp. 3.00%, due 5/11/21	240,000	241,445
Lockheed Martin Corp. 4.70%, due 5/15/46	135,000	147,505
Northrop Grumman Corp.
3.25%, due 1/15/28	285,000	275,776
5.05%, due 8/1/19	135,000	136,391
United Technologies Corp.
3.10%, due 6/1/22	475,000	473,357
3.65%, due 8/16/23	75,000	76,119
		1,587,904
Agriculture 0.1%
Archer-Daniels-Midland Co. 4.535%, due 3/26/42	401,000	420,011
Airlines 0.0% ‡
Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 9/15/21	12,059	12,210
Auto Manufacturers 0.8%
Daimler Finance N.A. LLC 8.50%, due 1/18/31	285,000	394,850
Ford Motor Credit Co. LLC
3.219%, due 1/9/22	270,000	256,563
3.81%, due 1/9/24	675,000	612,992
General Motors Financial Co., Inc. 5.25%, due 3/1/26	555,000	552,906
Toyota Motor Credit Corp. 3.40%, due 9/15/21	380,000	385,190
		2,202,501
Banks 5.9%
Bank of America Corp.
3.419%, due 12/20/28 (b)	600,000	578,897
5.00%, due 1/21/44	380,000	417,875
5.625%, due 7/1/20	100,000	103,867
Bank of New York Mellon Corp.
2.05%, due 5/3/21	65,000	63,955
2.50%, due 4/15/21	585,000	580,231
Bank of Nova Scotia 2.70%, due 3/7/22	485,000	478,452
Barclays PLC 5.25%, due 8/17/45	270,000	265,902
BB&T Corp. 2.05%, due 5/10/21	650,000	637,653
BNP Paribas S.A. 3.25%, due 3/3/23	380,000	382,135
Capital One Financial Corp. 3.75%, due 4/24/24	475,000	475,765
Citigroup, Inc.
4.45%, due 9/29/27	700,000	710,234
5.875%, due 2/22/33	475,000	527,483
Cooperatieve Rabobank UA 5.75%, due 12/1/43	340,000	385,305
Credit Suisse A.G. 3.625%, due 9/9/24	340,000	341,316
Fifth Third Bank 2.25%, due 6/14/21	475,000	466,153
Goldman Sachs Group, Inc.
2.876%, due 10/31/22 (b)	1,825,000	1,797,971
3.85%, due 1/26/27	240,000	236,811
4.25%, due 10/21/25	285,000	287,646
HSBC Holdings PLC 4.30%, due 3/8/26	1,510,000	1,541,156
JPMorgan Chase & Co. 4.85%, due 2/1/44	940,000	1,010,566
Lloyds Banking Group PLC 3.75%, due 1/11/27	270,000	258,709
Morgan Stanley
2.75%, due 5/19/22	1,645,000	1,620,467
3.625%, due 1/20/27	240,000	235,908
4.00%, due 7/23/25	380,000	389,218
Northern Trust Corp. 3.45%, due 11/4/20	135,000	136,346
PNC Bank N.A. 2.70%, due 11/1/22	540,000	528,759
Santander UK PLC 2.375%, due 3/16/20	585,000	580,897
Sumitomo Mitsui Banking Corp. 2.65%, due 7/23/20	405,000	402,571
U.S. Bank N.A. 2.00%, due 1/24/20	475,000	471,304
Wells Fargo & Co. 4.48%, due 1/16/24	588,000	609,509
Wells Fargo Bank N.A. 5.95%, due 8/26/36	150,000	174,944
Westpac Banking Corp. 2.50%, due 6/28/22	475,000	464,731
		17,162,736
Beverages 0.7%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%, due 2/1/46 (a)	840,000	801,079
Coca-Cola Co. 3.15%, due 11/15/20	380,000	384,033
Diageo Capital PLC 2.625%, due 4/29/23	475,000	470,232
Molson Coors Brewing Co. 3.00%, due 7/15/26	135,000	125,307
PepsiCo, Inc. 2.85%, due 2/24/26	380,000	370,355
		2,151,006
Biotechnology 0.6%
Amgen, Inc. 3.125%, due 5/1/25	650,000	636,540
Celgene Corp. 3.625%, due 5/15/24	380,000	378,735
Gilead Sciences, Inc. 3.70%, due 4/1/24	745,000	757,563
		1,772,838
Chemicals 0.3%
DowDuPont, Inc. 4.493%, due 11/15/25	275,000	288,761
LYB International Finance B.V. 4.00%, due 7/15/23	135,000	136,391
Mosaic Co. 4.05%, due 11/15/27	200,000	194,211
Nutrien, Ltd. 4.875%, due 3/30/20	150,000	152,568
Rohm & Haas Co. 7.85%, due 7/15/29	135,000	170,090
		942,021
Computers 0.3%
Apple, Inc.
2.90%, due 9/12/27	400,000	386,336
4.45%, due 5/6/44	380,000	404,535
		790,871
Cosmetics & Personal Care 0.2%
Procter & Gamble Co. 2.70%, due 2/2/26	300,000	293,150
Unilever Capital Corp. 2.60%, due 5/5/24	205,000	199,402
		492,552
Diversified Financial Services 0.4%
GE Capital International Funding Co. 4.418%, due 11/15/35	550,000	490,923
National Rural Utilities Cooperative Finance Corp. 8.00%, due 3/1/32	100,000	137,964
Visa, Inc. 3.15%, due 12/14/25	475,000	478,337
		1,107,224
Electric 1.7%
CenterPoint Energy Houston Electric LLC Series K2 6.95%, due 3/15/33	100,000	131,504
Consolidated Edison Co. of New York, Inc. 5.85%, due 3/15/36	135,000	157,239
Duke Energy Carolinas LLC 5.30%, due 2/15/40	380,000	438,223
Entergy Gulf States Louisiana LLC 3.95%, due 10/1/20	425,000	429,704
Exelon Corp. 7.60%, due 4/1/32	135,000	170,781
Florida Power & Light Co. 3.80%, due 12/15/42	235,000	229,517
Georgia Power Co. 4.75%, due 9/1/40	240,000	234,834
Jersey Central Power & Light Co. 7.35%, due 2/1/19	35,000	35,000
Ohio Power Co. Series G 6.60%, due 2/15/33	235,000	295,842
Pacific Gas & Electric Co. 3.30%, due 12/1/27	250,000	200,250
PacifiCorp 6.25%, due 10/15/37	380,000	468,766
PECO Energy Co. 5.95%, due 10/1/36	285,000	341,053
PPL Electric Utilities Corp. 3.00%, due 9/15/21	380,000	379,117
PSEG Power LLC
5.125%, due 4/15/20	110,000	112,724
8.625%, due 4/15/31	50,000	65,668
Puget Sound Energy, Inc. 6.274%, due 3/15/37	100,000	123,896
South Carolina Electric & Gas Co. 6.05%, due 1/15/38	135,000	162,588
Southern California Edison Co. 4.50%, due 9/1/40	330,000	307,738
Virginia Electric & Power Co. 6.00%, due 5/15/37	330,000	396,816
Xcel Energy, Inc. 6.50%, due 7/1/36	255,000	315,633
		4,996,893
Electrical Components & Equipment 0.1%
Emerson Electric Co. 4.25%, due 11/15/20	150,000	152,908

Environmental Controls 0.1%
Republic Services, Inc. 5.00%, due 3/1/20	330,000	337,277

Food 0.3%
General Mills, Inc. 4.20%, due 4/17/28	70,000	70,426
Kraft Heinz Foods Co. 5.20%, due 7/15/45	240,000	226,489
Mondelez International, Inc. 4.00%, due 2/1/24	70,000	71,482
Tyson Foods, Inc.
3.90%, due 9/28/23	100,000	101,380
4.50%, due 6/15/22	370,000	381,243
		851,020
Forest Products & Paper 0.2%
Fibria Overseas Finance, Ltd. 4.00%, due 1/14/25	425,000	412,679
International Paper Co. 3.80%, due 1/15/26	240,000	238,746
		651,425
Gas 0.1%
NiSource, Inc. 4.80%, due 2/15/44	330,000	328,468

Health Care - Products 0.8%
Abbott Laboratories 4.90%, due 11/30/46	475,000	528,808
Becton Dickinson & Co. 3.70%, due 6/6/27	240,000	234,067
Medtronic, Inc. 3.50%, due 3/15/25	745,000	758,848
Thermo Fisher Scientific, Inc.
2.95%, due 9/19/26	285,000	269,913
3.60%, due 8/15/21	100,000	101,117
Zimmer Biomet Holdings, Inc. 3.55%, due 4/1/25	475,000	459,728
		2,352,481
Health Care - Services 0.6%
Aetna, Inc. 4.125%, due 6/1/21	245,000	248,875
Anthem, Inc. 4.375%, due 12/1/47	380,000	365,053
Cigna Corp. 4.125%, due 11/15/25 (a)	245,000	249,965
Cigna Holding Co. 5.125%, due 6/15/20	150,000	153,826
Laboratory Corporation of America Holdings 4.625%, due 11/15/20	135,000	137,769
Quest Diagnostics, Inc. 4.75%, due 1/30/20	135,000	137,169
UnitedHealth Group, Inc. 4.75%, due 7/15/45	285,000	316,538
		1,609,195
Housewares 0.1%
Newell Brands, Inc. 3.85%, due 4/1/23	310,000	304,881

Insurance 0.5%
American International Group, Inc. 6.25%, due 5/1/36	135,000	153,482
AXA S.A. 8.60%, due 12/15/30	105,000	133,875
Chubb INA Holdings, Inc. 4.35%, due 11/3/45	285,000	301,565
Hartford Financial Services Group, Inc. 5.50%, due 3/30/20	150,000	153,938
Marsh & McLennan Cos., Inc. 2.75%, due 1/30/22	310,000	305,276
MetLife, Inc. 5.70%, due 6/15/35	135,000	157,691
Progressive Corp. 3.75%, due 8/23/21	250,000	252,302
Travelers Cos., Inc. 6.75%, due 6/20/36	100,000	129,455
		1,587,584
Internet 0.1%
Amazon.com, Inc. 3.875%, due 8/22/37	380,000	381,417

Iron & Steel 0.0% ‡
Vale Overseas, Ltd. 4.375%, due 1/11/22	13,000	12,994

Machinery - Construction & Mining 0.1%
Caterpillar, Inc. 3.803%, due 8/15/42	285,000	268,880

Machinery - Diversified 0.1%
Deere & Co. 4.375%, due 10/16/19	135,000	136,301
John Deere Capital Corp. 2.80%, due 3/6/23	285,000	283,534
		419,835
Media 0.9%
21st Century Fox America, Inc. 6.40%, due 12/15/35	330,000	419,209
Comcast Corp.
3.45%, due 10/1/21	150,000	151,741
3.999%, due 11/1/49	109,000	100,979
4.049%, due 11/1/52	359,000	333,523
4.15%, due 10/15/28	125,000	129,430
Discovery Communications LLC 6.35%, due 6/1/40	140,000	149,799
Thomson Reuters Corp. 5.85%, due 4/15/40	105,000	111,972
Time Warner Cable LLC
5.00%, due 2/1/20	235,000	238,465
6.55%, due 5/1/37	505,000	530,638
Warner Media LLC 4.75%, due 3/29/21	280,000	288,945
		2,454,701
Mining 0.5%
Barrick PD Australia Finance Pty., Ltd. 5.95%, due 10/15/39	285,000	315,435
BHP Billiton Finance USA, Ltd. 5.00%, due 9/30/43	380,000	436,928
Newmont Mining Corp. 5.125%, due 10/1/19	285,000	288,292
Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	380,000	390,495
		1,431,150
Miscellaneous - Manufacturing 0.2%
3M Co. 2.25%, due 9/19/26	135,000	125,831
Eaton Electric Holdings LLC 3.875%, due 12/15/20	150,000	151,328
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, due 5/1/20	150,000	148,575
Parker-Hannifin Corp. 3.50%, due 9/15/22	150,000	151,066
		576,800
Multi-National 0.9%
European Investment Bank
2.25%, due 8/15/22	475,000	469,932
2.875%, due 9/15/20	475,000	477,090
Inter-American Development Bank
2.00%, due 6/2/26	35,000	33,414
6.80%, due 10/15/25	310,000	380,056
International Bank for Reconstruction & Development
2.00%, due 1/26/22	475,000	467,450
3.00%, due 9/27/23	650,000	664,401
		2,492,343
Oil & Gas 2.1%
Anadarko Petroleum Corp. 5.55%, due 3/15/26	380,000	407,501
Apache Corp. 4.75%, due 4/15/43	135,000	120,820
BP Capital Markets America, Inc. 4.50%, due 10/1/20	555,000	568,623
Cenovus Energy, Inc. 5.25%, due 6/15/37	285,000	268,239
Chevron Corp.
2.411%, due 3/3/22	285,000	282,505
4.95%, due 3/3/19	215,000	215,473
ConocoPhillips 5.90%, due 10/15/32	240,000	285,308
Devon Energy Corp. 4.00%, due 7/15/21	380,000	383,160
EOG Resources, Inc. 4.10%, due 2/1/21	380,000	387,506
Equinor ASA 7.75%, due 6/15/23	240,000	284,727
Exxon Mobil Corp. 3.043%, due 3/1/26	300,000	298,403
Hess Corp. 7.30%, due 8/15/31	135,000	151,742
Marathon Petroleum Corp. 5.125%, due 3/1/21	650,000	674,031
Noble Energy, Inc. 4.15%, due 12/15/21	475,000	480,448
Occidental Petroleum Corp. 3.125%, due 2/15/22	330,000	329,709
Petroleos Mexicanos 6.625%, due 6/15/35	425,000	384,625
Shell International Finance B.V. 3.75%, due 9/12/46	510,000	492,253
Suncor Energy, Inc. 6.50%, due 6/15/38	135,000	163,469
		6,178,542
Oil & Gas Services 0.1%
Halliburton Co. 3.80%, due 11/15/25	285,000	286,076

Pharmaceuticals 1.0%
AbbVie, Inc. 3.60%, due 5/14/25	545,000	537,384
Allergan Funding SCS 3.80%, due 3/15/25	380,000	378,677
AstraZeneca PLC 6.45%, due 9/15/37	135,000	167,331
Bayer U.S. Finance II LLC 4.40%, due 7/15/44 (a)	100,000	86,685
GlaxoSmithKline Capital, Inc. 6.375%, due 5/15/38	240,000	305,575
Johnson & Johnson 3.55%, due 3/1/36	285,000	281,049
Merck & Co., Inc. 2.75%, due 2/10/25	330,000	324,291
Pfizer, Inc. 4.10%, due 9/15/38	40,000	41,410
Shire Acquisitions Investments Ireland DAC 2.875%, due 9/23/23	380,000	365,258
Teva Pharmaceutical Finance Co. B.V. 3.65%, due 11/10/21	100,000	96,590
Wyeth LLC 6.00%, due 2/15/36	340,000	417,532
		3,001,782
Pipelines 0.8%
Energy Transfer Operating, L.P.
4.05%, due 3/15/25	475,000	469,217
5.20%, due 2/1/22	135,000	140,307
Enterprise Products Operating LLC Series B 6.875%, due 3/1/33	380,000	465,100
Kinder Morgan Energy Partners, L.P. 5.80%, due 3/15/35	555,000	583,989
Phillips 66 Partners, L.P. 4.68%, due 2/15/45	240,000	222,529
TransCanada PipeLines, Ltd. 5.85%, due 3/15/36	285,000	310,798
Williams Cos., Inc. 8.75%, due 3/15/32	114,000	153,638
		2,345,578
Real Estate Investment Trusts 0.4%
ERP Operating, L.P. 4.50%, due 6/1/45	285,000	293,333
Simon Property Group, L.P. 3.375%, due 3/15/22	605,000	611,391
Weyerhaeuser Co. 7.375%, due 3/15/32	135,000	166,510
		1,071,234
Retail 1.2%
CVS Health Corp.
4.30%, due 3/25/28	160,000	162,225
5.05%, due 3/25/48	380,000	390,088
6.25%, due 6/1/27	175,000	195,098
Home Depot, Inc. 5.875%, due 12/16/36	475,000	582,272
Lowe's Cos., Inc. 4.05%, due 5/3/47	285,000	256,106
Macy's Retail Holdings, Inc. 2.875%, due 2/15/23 (c)	475,000	434,335
McDonald's Corp.
3.375%, due 5/26/25	380,000	378,186
3.70%, due 1/30/26	135,000	135,827
Target Corp. 2.50%, due 4/15/26	240,000	230,176
Walgreens Boots Alliance, Inc. 3.45%, due 6/1/26	240,000	230,870
Walmart, Inc. 4.30%, due 4/22/44	380,000	398,200
		3,393,383
Semiconductors 0.2%
Applied Materials, Inc. 3.30%, due 4/1/27	100,000	99,380
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.20%, due 1/15/21	100,000	97,555
3.625%, due 1/15/24	285,000	277,148
QUALCOMM, Inc. 2.25%, due 5/20/20	150,000	149,012
		623,095
Software 1.0%
Fidelity National Information Services, Inc. 2.25%, due 8/15/21	327,000	317,972
Fiserv, Inc. 3.50%, due 10/1/22	100,000	99,644
Microsoft Corp.
3.00%, due 10/1/20	425,000	428,244
4.25%, due 2/6/47	745,000	809,317
Oracle Corp. 2.95%, due 5/15/25	1,125,000	1,108,922
		2,764,099
Telecommunications 1.6%
America Movil S.A.B. de C.V. 3.125%, due 7/16/22	270,000	267,017
AT&T, Inc.
4.25%, due 3/1/27	380,000	384,593
4.35%, due 6/15/45	285,000	251,439
4.55%, due 3/9/49	6,000	5,395
5.15%, due 11/15/46	556,000	541,507
5.20%, due 3/15/20	475,000	486,401
Cisco Systems, Inc.
3.625%, due 3/4/24	285,000	294,949
4.45%, due 1/15/20	380,000	386,132
Motorola Solutions, Inc. 7.50%, due 5/15/25	135,000	152,179
Orange S.A. 9.00%, due 3/1/31	335,000	472,867
Telefonica Emisiones SAU 7.045%, due 6/20/36	135,000	158,595
Verizon Communications, Inc.
4.672%, due 3/15/55	588,000	566,946
4.862%, due 8/21/46	305,000	311,765
Vodafone Group PLC
4.375%, due 5/30/28	70,000	69,707
7.875%, due 2/15/30	135,000	170,750
		4,520,242
Transportation 0.8%
Burlington Northern Santa Fe LLC 5.75%, due 5/1/40	425,000	512,122
Canadian Pacific Railway Co. 7.25%, due 5/15/19	240,000	242,911
CSX Transportation, Inc. 7.875%, due 5/15/43	135,000	196,291
FedEx Corp. 3.20%, due 2/1/25	425,000	413,605
Norfolk Southern Corp. 4.837%, due 10/1/41	243,000	252,678
Union Pacific Corp. 2.75%, due 3/1/26	475,000	452,586
United Parcel Service, Inc. 3.40%, due 11/15/46	135,000	115,738
		2,185,931
Water 0.1%
American Water Capital Corp. 4.30%, due 12/1/42	310,000	311,631

Total Corporate Bonds (Cost $75,420,335)		76,533,719

Foreign Government Bonds 1.7%
Canada 0.1%
Province of Quebec Canada Series NJ 7.50%, due 7/15/23	120,000	142,595

Colombia 0.2%
Colombia Government International Bond
4.00%, due 2/26/24	500,000	506,505
5.00%, due 6/15/45	200,000	202,702
		709,207
Mexico 0.5%
Mexico Government International Bond
4.15%, due 3/28/27	650,000	637,000
4.75%, due 3/8/44	540,000	508,788
United Mexican States 4.125%, due 1/21/26	270,000	268,204
		1,413,992
Panama 0.2%
Panama Government International Bond 3.75%, due 3/16/25	555,000	563,048

Peru 0.3%
Peruvian Government International Bond 7.35%, due 7/21/25	645,000	797,865

Philippines 0.2%
Philippine Government International Bond 4.20%, due 1/21/24	500,000	521,250

Poland 0.2%
Poland Government International Bond 3.00%, due 3/17/23	690,000	686,605

Total Foreign Government Bonds (Cost $4,846,417)		4,834,562

Mortgage-Backed Securities 1.9%
Agency (Collateralized Mortgage Obligations) 0.5%
FHLMC Multifamily Structured Pass-Through Certificates
Series K031, Class A2 3.30%, due 4/25/23 (d)	800,000	813,730
Series K039, Class A2 3.303%, due 7/25/24	800,000	815,056
		1,628,786
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.4%
Bank Series 2018-BN14, Class A3 3.966%, due 9/15/60	600,000	620,042
Benchmark Mortgage Trust Series 2018-B5, Class A4 4.208%, due 7/15/51	800,000	842,382
COMM Mortgage Trust Series 2014-CR17, Class A5 3.977%, due 5/10/47	700,000	724,945
GS Mortgage Securities Trust Series 2018-GS9, Class A4 3.992%, due 3/10/51 (d)	600,000	620,084
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class A4 4.259%, due 10/15/46 (d)	600,000	626,354
Morgan Stanley Capital I Trust Series 2018-H3, Class A4 3.914%, due 7/15/51	500,000	513,810
		3,947,617

Total Mortgage-Backed Securities (Cost $5,536,658)		5,576,403

Municipal Bonds 0.4%
Texas 0.4%
Texas Transportation Commission State Highway Fund, Revenue Bonds 5.178%, due 4/1/30	900,000	1,036,413

Total Municipal Bonds (Cost $1,046,787)		1,036,413

U.S. Government & Federal Agencies 67.0%
Federal Home Loan Bank 0.1%
Federal Home Loan Bank 3.00%, due 10/12/21	225,000	227,991

Federal Home Loan Mortgage Corporation 0.6%
2.375%, due 1/13/22	1,000,000	997,457
2.753%, due 1/30/23	225,000	224,970
3.32%, due 6/14/23	175,000	175,045
3.375%, due 8/16/23	375,000	375,042
		1,772,514
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.7%
2.50%, due 6/1/28	265,583	262,686
2.50%, due 1/1/31	316,745	311,573
2.50%, due 12/1/31	77,262	76,000
2.50%, due 2/1/33	377,454	371,291
2.50%, due 4/1/33	190,360	187,252
2.50%, due 6/1/33	298,332	293,461
3.00%, due 2/1/27	110,292	110,874
3.00%, due 9/1/30	276,103	276,803
3.00%, due 9/1/32	85,127	85,265
3.00%, due 12/1/32	89,181	89,325
3.00%, due 1/1/33	186,927	187,230
3.00%, due 5/1/33	190,741	191,051
3.00%, due 8/1/33	107,125	107,298
3.00%, due 9/1/33	188,101	188,405
3.00%, due 11/1/37	270,045	268,682
3.00%, due 12/1/37	91,830	91,139
3.00%, due 8/1/43	546,771	540,199
3.00%, due 4/1/45	343,688	338,838
3.00%, due 4/1/46	181,009	177,992
3.00%, due 7/1/46	158,193	155,556
3.00%, due 9/1/46	247,003	242,886
3.00%, due 10/1/46	198,426	195,118
3.00%, due 11/1/46	251,608	247,335
3.00%, due 1/1/47	86,243	84,779
3.00%, due 3/1/47	91,472	89,944
3.00%, due 4/1/47	91,857	90,319
3.00%, due 1/1/48	692,807	681,148
3.00%, due 2/1/48	675,933	664,458
3.00%, due 3/1/48	398,361	391,596
3.00%, due 6/1/48	396,629	389,961
3.50%, due 4/1/26	149,682	152,459
3.50%, due 4/1/32	119,651	122,099
3.50%, due 7/1/33	196,254	200,019
3.50%, due 9/1/33	93,610	95,324
3.50%, due 1/1/38	185,787	188,445
3.50%, due 4/1/41	131,455	133,215
3.50%, due 3/1/42	219,977	222,923
3.50%, due 4/1/42	298,347	302,343
3.50%, due 7/1/44	112,257	113,595
3.50%, due 2/1/45	65,044	65,690
3.50%, due 9/1/45	718,182	724,911
3.50%, due 4/1/46	210,002	211,913
3.50%, due 6/1/46	157,649	159,028
3.50%, due 12/1/46	78,544	79,183
3.50%, due 6/1/47	275,561	277,483
3.50%, due 9/1/47	183,900	185,040
3.50%, due 11/1/47	131,495	132,285
3.50%, due 12/1/47	383,306	385,530
3.50%, due 1/1/48	93,050	93,589
3.50%, due 3/1/48	489,831	492,658
3.50%, due 5/1/48	478,293	481,050
3.50%, due 6/1/48	346,099	348,077
3.50%, due 9/1/48	785,802	790,293
3.50%, due 12/1/48	895,439	900,539
4.00%, due 8/1/21	133,905	137,892
4.00%, due 2/1/31	86,855	89,476
4.00%, due 7/1/39	232,033	238,739
4.00%, due 12/1/40	164,223	169,734
4.00%, due 2/1/41	124,157	128,324
4.00%, due 5/1/44	374,821	385,813
4.00%, due 8/1/45	152,406	156,534
4.00%, due 9/1/45	54,406	55,885
4.00%, due 4/1/47	272,838	280,178
4.00%, due 6/1/47	85,380	87,677
4.00%, due 10/1/47	138,900	142,637
4.00%, due 12/1/47	820,763	842,252
4.00%, due 1/1/48	187,658	192,671
4.00%, due 5/1/48	288,561	296,139
4.00%, due 9/1/48	979,872	1,003,656
4.00%, due 10/1/48	295,709	302,976
4.00%, due 12/1/48	495,889	508,050
4.50%, due 6/1/34	7,554	7,856
4.50%, due 6/1/35	36,551	38,175
4.50%, due 8/1/35	46,467	48,537
4.50%, due 5/1/38	181,401	190,114
4.50%, due 7/1/39	4,229	4,448
4.50%, due 1/1/40	209,012	219,821
4.50%, due 8/1/40	168,972	177,712
4.50%, due 2/1/41	4,323	4,547
4.50%, due 11/1/47	181,436	189,069
4.50%, due 2/1/48	184,782	192,401
4.50%, due 5/1/48	290,247	302,103
4.50%, due 6/1/48	191,592	199,437
4.50%, due 7/1/48	96,984	100,943
4.50%, due 7/1/48 TBA (e)	200,000	208,000
4.50%, due 8/1/48	295,303	307,240
5.00%, due 8/1/35	160,755	171,764
5.00%, due 6/1/37	60,936	64,731
5.00%, due 3/1/47	198,706	209,444
5.50%, due 9/1/35	42,737	46,313
5.50%, due 4/1/37	46,556	50,551
5.50%, due 4/1/38	39,961	43,397
5.50%, due 8/1/38	35,309	37,897
6.00%, due 5/1/40	69,520	76,218
6.50%, due 11/1/25	556	607
6.50%, due 5/1/26	659	719
6.50%, due 3/1/27	1,107	1,208
6.50%, due 5/1/31	2,533	2,762
6.50%, due 8/1/31	1,233	1,356
6.50%, due 1/1/32	11,439	12,545
6.50%, due 3/1/32	5,865	6,396
6.50%, due 4/1/32	5,258	5,734
6.50%, due 7/1/32	6,362	6,938
6.50%, due 9/1/37	12,339	13,618
7.00%, due 4/1/26	1,556	1,702
7.00%, due 7/1/26	174	185
7.00%, due 12/1/27	2,315	2,497
7.00%, due 1/1/30	237	256
7.50%, due 1/1/26	229	248
7.50%, due 2/1/32	11,305	13,003
8.00%, due 7/1/26	76	83
		22,225,363
Federal National Mortgage Association 0.6%
1.625%, due 1/21/20	250,000	247,773
1.875%, due 9/24/26	850,000	796,492
2.625%, due 1/11/22	250,000	250,764
6.21%, due 8/6/38	275,000	387,105
		1,682,134
Federal National Mortgage Association (Mortgage Pass-Through Securities) 12.1%
2.50%, due 2/1/28	272,969	270,164
2.50%, due 9/1/28	93,695	92,732
2.50%, due 6/1/31	132,019	129,947
2.50%, due 9/1/31	75,892	74,701
2.50%, due 10/1/31	87,076	85,710
2.50%, due 12/1/31	77,717	76,498
2.50%, due 1/1/32	155,017	152,585
2.50%, due 3/1/32	138,884	136,705
2.50%, due 7/1/32	186,525	183,598
2.50%, due 8/1/32	274,525	270,218
2.50%, due 11/1/32	283,551	279,102
2.50%, due 3/1/33	195,176	192,114
2.50%, due 6/1/33	184,224	181,334
2.50%, due 5/1/43	130,050	124,741
3.00%, due 8/1/21	77,894	77,996
3.00%, due 11/1/23	87,291	88,287
3.00%, due 12/1/24	48,741	49,269
3.00%, due 4/1/25	70,019	70,779
3.00%, due 2/1/29	88,986	89,165
3.00%, due 8/1/30	160,255	160,581
3.00%, due 4/1/31	131,052	131,317
3.00%, due 3/1/32	78,427	78,587
3.00%, due 6/1/32	67,804	67,942
3.00%, due 12/1/32	86,788	86,911
3.00%, due 1/1/33	192,167	192,440
3.00%, due 2/1/33	188,411	188,693
3.00%, due 4/1/33	381,179	381,720
3.00%, due 9/1/33	293,336	293,752
3.00%, due 4/1/35	228,660	229,201
3.00%, due 6/1/36	308,873	307,883
3.00%, due 9/1/42	1,105,678	1,092,373
3.00%, due 8/1/43	688,067	679,473
3.00%, due 9/1/43	659,203	650,964
3.00%, due 9/1/45	212,392	209,046
3.00%, due 7/1/46	159,539	156,803
3.00%, due 9/1/46	593,360	583,185
3.00%, due 11/1/46	425,688	418,337
3.00%, due 12/1/46	97,994	96,313
3.00%, due 1/1/47	69,675	68,480
3.00%, due 4/1/47	111,577	109,663
3.00%, due 8/1/47	925,729	911,860
3.00%, due 10/1/47	959,405	944,610
3.00%, due 11/1/47	96,602	94,945
3.00%, due 4/1/48	200,501	197,003
3.50%, due 2/1/21	27,102	27,613
3.50%, due 11/1/25	108,552	110,595
3.50%, due 11/1/27	56,562	57,733
3.50%, due 7/1/29	38,514	39,305
3.50%, due 5/1/31	180,344	183,925
3.50%, due 5/1/33	187,346	190,873
3.50%, due 6/1/33	184,939	188,421
3.50%, due 9/1/33	189,706	193,277
3.50%, due 12/1/40	167,451	169,386
3.50%, due 12/1/41	156,651	158,462
3.50%, due 3/1/42	377,101	381,462
3.50%, due 10/1/43	350,157	354,126
3.50%, due 11/1/43	145,432	147,113
3.50%, due 1/1/44	158,028	159,855
3.50%, due 5/1/45	741,205	750,374
3.50%, due 8/1/45	666,314	672,680
3.50%, due 9/1/45	159,932	161,485
3.50%, due 10/1/45	62,043	62,626
3.50%, due 11/1/45	146,549	147,881
3.50%, due 1/1/46	145,928	147,194
3.50%, due 2/1/46	236,834	238,881
3.50%, due 3/1/46	125,393	126,469
3.50%, due 4/1/46	205,598	207,531
3.50%, due 9/1/46	564,569	570,401
3.50%, due 7/1/47	93,328	93,897
3.50%, due 10/1/47	240,065	241,332
3.50%, due 11/1/47	1,663,945	1,672,622
3.50%, due 12/1/47	184,816	185,754
3.50%, due 1/1/48	94,633	95,114
3.50%, due 3/1/48	523,947	526,607
3.50%, due 4/1/48	573,058	575,967
3.50%, due 5/1/48	480,874	483,315
3.50%, due 6/1/48	585,830	588,804
4.00%, due 3/1/22	40,521	41,670
4.00%, due 3/1/25	60,590	62,347
4.00%, due 1/1/31	82,578	85,131
4.00%, due 6/1/39	209,404	216,141
4.00%, due 12/1/39	268,541	277,171
4.00%, due 9/1/40	202,837	209,395
4.00%, due 3/1/41	380,947	393,266
4.00%, due 11/1/44	208,081	213,780
4.00%, due 11/1/45	124,898	128,318
4.00%, due 12/1/45	117,570	120,789
4.00%, due 6/1/46	122,734	126,093
4.00%, due 7/1/46	54,794	56,272
4.00%, due 9/1/46	166,132	170,546
4.00%, due 4/1/47	53,426	54,843
4.00%, due 5/1/47	398,054	408,628
4.00%, due 6/1/47	672,267	690,100
4.00%, due 9/1/47	90,348	92,714
4.00%, due 10/1/47	171,632	176,198
4.00%, due 11/1/47	278,959	286,295
4.00%, due 1/1/48	697,459	715,146
4.00%, due 6/1/48	193,942	198,597
4.00%, due 6/1/48 TBA (e)	200,000	204,828
4.00%, due 7/1/48	1,861,024	1,906,364
4.00%, due 8/1/48	97,946	100,331
4.00%, due 9/1/48	988,891	1,012,552
4.50%, due 5/1/19	52	53
4.50%, due 11/1/22	1,171	1,198
4.50%, due 4/1/24	27,915	28,399
4.50%, due 3/1/30	82,807	86,310
4.50%, due 3/1/40	393,543	414,925
4.50%, due 4/1/41	88,187	91,475
4.50%, due 9/1/41	92,094	96,461
4.50%, due 8/1/44	76,810	80,260
4.50%, due 11/1/44	60,900	63,634
4.50%, due 7/1/46	85,260	88,768
4.50%, due 5/1/47	76,394	79,421
4.50%, due 7/1/47	441,706	459,350
4.50%, due 8/1/47	143,983	150,109
4.50%, due 2/1/48	474,704	493,482
4.50%, due 4/1/48	186,150	193,488
4.50%, due 5/1/48	186,367	193,780
4.50%, due 6/1/48	234,102	243,326
4.50%, due 8/1/48	294,096	305,675
4.50%, due 12/1/48	99,860	103,814
5.00%, due 8/1/31	146,347	154,092
5.00%, due 7/1/35	91,352	97,827
5.00%, due 7/1/37	146,844	157,270
5.00%, due 8/1/38	52,670	56,419
5.00%, due 1/1/48	366,739	389,757
5.00%, due 4/1/48	92,402	98,181
5.00%, due 5/1/48	191,897	202,054
5.50%, due 8/1/23	261,733	277,745
5.50%, due 5/1/35	64,576	68,786
5.50%, due 11/1/36	14,771	15,797
5.50%, due 8/1/37	116,043	126,317
5.50%, due 9/1/48	486,543	518,151
6.00%, due 2/1/24	166,553	179,645
6.00%, due 9/1/29	284,780	307,166
6.00%, due 7/1/36	41,732	45,012
6.00%, due 12/1/36	13,609	14,916
6.00%, due 4/1/37	42,976	47,065
6.00%, due 8/1/37	15,148	16,571
6.00%, due 12/1/37	47,868	52,318
6.50%, due 8/1/32	19,684	21,614
6.50%, due 8/1/35	13,202	14,308
6.50%, due 8/1/36	301	330
6.50%, due 8/1/37	2,814	3,049
6.50%, due 10/1/37	558	623
6.50%, due 11/1/37	6,316	6,845
6.50%, due 12/1/37	11,438	13,027
7.50%, due 7/1/30	3,808	3,884
7.50%, due 7/1/31	14,333	15,620
8.00%, due 6/1/25	46	50
8.00%, due 9/1/25	431	462
8.00%, due 9/1/26	1,705	1,897
8.00%, due 10/1/26	134	135
8.00%, due 11/1/26	143	143
		34,897,326
Government National Mortgage Association (Mortgage Pass-Through Securities) 8.1%
2.50%, due 1/20/47	84,752	81,913
3.00%, due 1/20/43	228,706	228,903
3.00%, due 8/15/43	46,080	45,927
3.00%, due 8/20/43	438,224	438,602
3.00%, due 9/15/43	98,949	98,622
3.00%, due 3/20/45	113,997	113,578
3.00%, due 7/20/45	185,631	184,854
3.00%, due 2/20/46	77,201	76,826
3.00%, due 8/20/46	776,541	771,930
3.00%, due 9/20/46	328,669	326,868
3.00%, due 10/20/46	943,557	937,663
3.00%, due 11/20/46	85,916	85,366
3.00%, due 12/15/46	195,361	194,233
3.00%, due 12/20/46	242,997	241,404
3.00%, due 5/20/47	60,773	60,369
3.00%, due 12/20/47	503,690	500,089
3.00%, due 2/20/48	603,035	598,724
3.00%, due 3/20/48	600,454	596,160
3.50%, due 6/20/42	339,730	346,088
3.50%, due 4/15/43	147,290	149,901
3.50%, due 8/20/43	159,248	162,048
3.50%, due 11/20/43	437,537	445,164
3.50%, due 4/20/45	209,786	212,742
3.50%, due 7/20/45	350,333	355,269
3.50%, due 11/20/45	381,953	387,806
3.50%, due 12/20/45	482,282	489,078
3.50%, due 1/20/46	178,120	180,621
3.50%, due 11/20/46	219,774	222,747
3.50%, due 1/20/47	1,401,803	1,420,716
3.50%, due 5/20/47	847,868	859,332
3.50%, due 9/20/47	956,496	969,448
3.50%, due 10/20/47	1,168,388	1,184,212
3.50%, due 5/15/48	95,448	96,759
3.50%, due 7/20/48	387,718	392,856
3.50%, due 9/20/48	98,442	99,743
3.50%, due 10/20/48	694,820	703,857
4.00%, due 9/15/40	163,259	169,083
4.00%, due 12/15/41	60,966	63,130
4.00%, due 1/20/42	492,110	510,673
4.00%, due 10/20/43	101,188	104,876
4.00%, due 8/20/44	229,989	237,448
4.00%, due 4/20/45	86,893	90,056
4.00%, due 12/20/45	49,204	50,996
4.00%, due 1/20/46	50,043	51,680
4.00%, due 2/20/46	49,734	51,359
4.00%, due 2/20/47	74,340	76,506
4.00%, due 4/20/47	175,100	180,414
4.00%, due 5/20/47	85,048	87,527
4.00%, due 7/20/47	84,408	86,921
4.00%, due 11/20/47	696,560	716,867
4.00%, due 12/20/47	363,458	374,061
4.00%, due 4/20/48	720,463	741,479
4.00%, due 5/20/48	291,274	299,785
4.00%, due 8/20/48	889,425	915,491
4.00%, due 9/20/48	494,316	508,803
4.50%, due 4/15/39	124,400	130,598
4.50%, due 5/20/39	114,413	120,460
4.50%, due 6/20/40	79,003	83,178
4.50%, due 9/15/40	47,705	50,149
4.50%, due 7/20/41	132,040	138,981
4.50%, due 9/20/43	79,876	84,032
4.50%, due 5/20/47	67,608	70,544
4.50%, due 8/15/47	85,002	89,128
4.50%, due 11/20/47	256,323	266,294
4.50%, due 1/20/48	449,513	466,999
4.50%, due 4/20/48	195,686	203,298
4.50%, due 5/20/48	384,642	399,605
4.50%, due 7/1/48 TBA (e)	200,000	207,656
4.50%, due 8/20/48	395,553	410,939
5.00%, due 4/20/33	28,005	29,827
5.00%, due 8/15/33	24,870	26,055
5.00%, due 6/20/36	1,873	1,996
5.00%, due 8/15/39	88,780	95,267
5.00%, due 9/20/40	145,111	154,392
5.00%, due 11/15/47	137,303	143,375
5.00%, due 11/20/47	92,148	96,784
5.00%, due 3/20/48	83,946	87,760
5.00%, due 6/20/48	295,773	309,108
5.50%, due 3/15/33	90,011	98,772
5.50%, due 7/20/34	29,258	31,953
5.50%, due 12/20/35	51,553	56,084
6.00%, due 3/20/29	8,534	9,367
6.00%, due 12/15/32	5,735	6,252
6.00%, due 1/20/35	25,691	28,196
6.50%, due 6/15/35	539	602
8.00%, due 6/15/26	67	72
8.00%, due 10/15/26	63	64
8.00%, due 5/15/27	57	57
8.00%, due 7/15/27	157	168
8.00%, due 9/15/27	185	198
8.50%, due 7/15/26	515	563
8.50%, due 11/15/26	4,080	4,111
		23,480,457
United States Treasury Bonds 5.7%
2.75%, due 8/15/47	2,675,000	2,540,936
2.75%, due 11/15/47	700,000	664,344
3.00%, due 11/15/44	1,485,000	1,487,784
3.00%, due 11/15/45	75,000	75,088
3.00%, due 5/15/47	585,000	584,269
3.00%, due 2/15/48	3,110,000	3,101,861
3.00%, due 8/15/48	2,325,000	2,319,097
3.125%, due 5/15/48	2,225,000	2,273,933
3.375%, due 5/15/44	250,000	267,070
4.50%, due 2/15/36	2,700,000	3,342,199
		16,656,581
United States Treasury Notes 32.1%
1.125%, due 6/30/21	915,000	887,157
1.25%, due 6/30/19	2,075,000	2,064,787
1.25%, due 8/31/19	3,150,000	3,127,113
1.375%, due 7/31/19	350,000	348,113
1.375%, due 9/30/19	250,000	248,096
1.375%, due 3/31/20	50,000	49,328
1.375%, due 9/15/20	475,000	466,687
1.50%, due 6/15/20	250,000	246,660
1.50%, due 7/15/20	275,000	271,068
1.50%, due 8/15/20	650,000	640,250
1.50%, due 1/31/22	600,000	583,758
1.50%, due 2/28/23	75,000	72,270
1.625%, due 3/15/20	300,000	296,965
1.625%, due 10/15/20	1,200,000	1,182,656
1.625%, due 8/31/22	325,000	316,012
1.625%, due 4/30/23	400,000	386,813
1.75%, due 11/15/20	950,000	937,828
1.75%, due 3/31/22	300,000	293,742
1.875%, due 12/15/20	1,800,000	1,780,523
1.875%, due 1/31/22	400,000	393,469
1.875%, due 2/28/22	1,500,000	1,474,980
1.875%, due 3/31/22	250,000	245,820
1.875%, due 7/31/22	950,000	932,225
1.875%, due 9/30/22	925,000	907,187
1.875%, due 8/31/24	1,825,000	1,769,395
2.00%, due 10/31/22	675,000	664,453
2.00%, due 11/30/22	75,000	73,805
2.125%, due 6/30/21	1,200,000	1,190,719
2.125%, due 12/31/22	225,000	222,363
2.125%, due 2/29/24	125,000	123,032
2.125%, due 7/31/24	100,000	98,234
2.125%, due 9/30/24	175,000	171,753
2.125%, due 5/15/25	1,485,000	1,451,587
2.25%, due 2/29/20	800,000	797,500
2.25%, due 3/31/20	250,000	249,160
2.25%, due 2/15/21	75,000	74,669
2.25%, due 10/31/24	1,025,000	1,012,348
2.25%, due 12/31/24	500,000	493,477
2.25%, due 11/15/25	4,610,000	4,530,225
2.25%, due 11/15/27	225,000	218,566
2.375%, due 4/15/21	3,175,000	3,168,923
2.375%, due 5/15/27	255,000	251,055
2.50%, due 5/31/20	900,000	899,824
2.50%, due 6/30/20	9,000,000	8,999,648
2.50%, due 1/15/22	1,000,000	1,001,875
2.625%, due 7/31/20	1,505,000	1,507,645
2.625%, due 8/31/20	750,000	751,436
2.625%, due 5/15/21	1,700,000	1,705,910
2.625%, due 6/15/21	500,000	501,992
2.625%, due 7/15/21	3,435,000	3,448,821
2.625%, due 6/30/23	925,000	931,974
2.625%, due 12/31/23	563,400	568,066
2.75%, due 9/30/20	3,550,000	3,564,422
2.75%, due 8/15/21	2,400,000	2,417,063
2.75%, due 9/15/21	1,550,000	1,562,049
2.75%, due 4/30/23	2,000,000	2,024,531
2.75%, due 5/31/23	1,000,000	1,012,656
2.75%, due 7/31/23	3,520,000	3,565,787
2.75%, due 8/31/23	1,950,000	1,976,432
2.75%, due 6/30/25	1,050,000	1,064,889
2.75%, due 8/31/25	725,000	735,054
2.75%, due 2/15/28	1,000,000	1,010,312
2.875%, due 10/15/21	750,000	758,232
2.875%, due 11/15/21	5,400,000	5,462,227
2.875%, due 9/30/23	1,100,000	1,120,754
2.875%, due 10/31/23	150,000	152,865
2.875%, due 11/30/23	300,000	306,000
2.875%, due 4/30/25	2,600,000	2,655,352
2.875%, due 5/31/25	175,000	178,719
2.875%, due 7/31/25	1,700,000	1,736,656
2.875%, due 5/15/28	850,000	867,100
2.875%, due 8/15/28	1,025,000	1,045,620
3.00%, due 9/30/25	125,000	128,687
3.125%, due 11/15/28	4,000,000	4,167,812
		92,545,181
Total U.S. Government & Federal Agencies (Cost $192,625,713)		193,487,547

Total Long-Term Bonds (Cost $281,399,574)		283,395,855

Short-Term Investments 2.4%
Commercial Paper 1.7%
Wisconsin Power & Light Co. 2.403%, due 2/1/19 (f)	5,000,000	5,000,000

Total Commercial Paper (Cost $5,000,000)		5,000,000

Repurchase Agreement 0.7%
RBC Capital Markets 2.54%, dated 1/31/19 due 2/1/19 Proceeds at Maturity $1,993,141(Collateralized by United States Treasury Note with a rate of 1.875% and a maturity date of 2/28/22, with a Principal Amount of $2,052,100 and a Market Value of $2,033,091)	1,993,000	1,993,000

Total Repurchase Agreement (Cost $1,993,000)		1,993,000

Total Short-Term Investments (Cost $6,993,000)		6,993,000

Total Investments (Cost $288,392,574)	100.6%	290,388,855
Other Assets, Less Liabilities	(0.6)	(1,847,373)

Net Assets	100.0%	$288,541,482

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Fixed to floating rate - Rate shown was the rate in effect as of January 31, 2019.
(c)	All or a portion of this security was held on loan. As of January 31, 2019, the market value of securities loaned was $415,570 and the Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $425,568.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(e)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of January 31, 2019, the total net market value of these securities was $620,484, which represented 0.2% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(f)	Current yield as of January 31, 2019.

As of January 31, 2019, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(3)	March 2019	$(636,950)	$(636,984)	$(34)
5-Year United States Treasury Note	74	March 2019	8,393,553	8,499,594	106,041
10-Year United States Treasury Note	17	March 2019	2,046,346	2,081,968	35,622
10-Year United States Treasury Ultra Note	10	March 2019	1,299,881	1,306,875	6,994
United States Treasury Long Bond	(30)	March 2019	(4,174,807)	(4,400,625)	(225,818)
United States Treasury Ultra Bond	24	March 2019	3,698,569	3,867,000	168,431
			$10,626,592	$10,717,828	$91,236

1.	As of January 31, 2019, cash in the amount of $127,110 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2019.

The following abbreviation is used in the preceding pages:

FHLMC	—Federal Home Loan Mortgage Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,927,211	$—	$1,927,211
Corporate Bonds	—	76,533,719	—	76,533,719
Foreign Government Bonds	—	4,834,562	—	4,834,562
Mortgage-Backed Securities	—	5,576,403	—	5,576,403
Municipal Bonds	—	1,036,413	—	1,036,413
U.S. Government & Federal Agencies	—	193,487,547	—	193,487,547
Total Long-Term Bonds	—	283,395,855	—	283,395,855
Short-Term Investments
Short Term Instruments	—	5,000,000	—	5,000,000
Repurchase Agreement	—	1,993,000	—	1,993,000
Total Short-Term Investments	—	6,993,000	—	6,993,000
Total Investments in Securities	—	290,388,855	—	290,388,855
Other Financial Instruments
Futures Contracts (b)	317,088	—	—	317,088
Total Investments in Securities and Other Financial Instruments	$317,088	$290,388,855	$—	$290,705,943

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(225,852)	$—	$—	$(225,852)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay California Tax Free Opportunities Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Principal Amount	Value
Municipal Bonds 96.2% †
Airport 5.2%
Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds Series C, Insured: AGM 6.00%, due 10/1/34 (a)	$1,000,000	$1,152,020
California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds (a)
Insured: AGM 3.25%, due 12/31/32	1,000,000	974,790
5.00%, due 6/30/31	3,100,000	3,544,633
City of Los Angeles, Department of Airports, International Airport, Revenue Bonds Series B 5.00%, due 5/15/31	1,500,000	1,567,485
City of Los Angeles, Department of Airports, Los Angeles International Airport, Revenue Bonds Series A 5.25%, due 5/15/48 (a)	1,375,000	1,573,578
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds (a)
Series A 5.00%, due 3/1/41	2,500,000	2,776,600
Series A 5.00%, due 3/1/47	4,390,000	4,846,340
Sacramento County, California Airport System, Revenue Bonds Series C 5.00%, due 7/1/38 (a)	3,000,000	3,401,730
San Francisco City & County International Airports Commission, Revenue Bonds
Series D 5.00%, due 5/1/30	2,595,000	3,254,753
Series D 5.00%, due 5/1/31	2,200,000	2,718,452
		25,810,381
Development 3.4%
California Health Facilities Financing Authority, Los Angeles Biomedical Research Institute, Revenue Bonds
5.00%, due 9/1/30	1,300,000	1,514,968
5.00%, due 9/1/31	1,365,000	1,577,189
5.00%, due 9/1/32	1,435,000	1,647,825
5.00%, due 9/1/34	1,590,000	1,806,129
California Municipal Finance Authority, Chevron USA-Recovery Zone, Revenue Bonds 1.37%, due 11/1/35 (b)	9,180,000	9,180,000
California Statewide Communities Development Authority, Revenue Bonds Insured: AGM 5.00%, due 11/15/49	1,000,000	1,111,540
		16,837,651
Education 4.1%
California Municipal Finance Authority, American Heritage Education, Revenue Bonds
Series A 5.00%, due 6/1/36	475,000	507,367
Series A 5.00%, due 6/1/46	700,000	737,667
California Municipal Finance Authority, Creative Center Los Altos Project, Pinewood & Oakwood Schools, Revenue Bonds (c)
Series B 4.00%, due 11/1/36	400,000	384,708
Series B 4.50%, due 11/1/46	1,600,000	1,579,904
California Municipal Finance Authority, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/46 (c)	795,000	818,262
California Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	500,000	505,545
California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Insured: AGM (zero coupon), due 8/1/49	7,905,000	1,845,185
California School Finance Authority, Aspire Public Schools, Revenue Bonds (c)
5.00%, due 8/1/27	500,000	555,165
5.00%, due 8/1/28	700,000	773,332
5.00%, due 8/1/36	600,000	639,654
5.00%, due 8/1/41	750,000	789,877
5.00%, due 8/1/46	975,000	1,022,872
California School Finance Authority, Charter School Classical Academies Project, Revenue Bonds Series A 5.00%, due 10/1/37 (c)	1,485,000	1,540,910
California School Finance Authority, Grimmway Schools Obligation, Revenue Bonds Series A 5.00%, due 7/1/46 (c)	750,000	752,730
California School Finance Authority, High Tech High Learning Project, Revenue Bonds (c)
Series A 5.00%, due 7/1/37	500,000	534,280
Series A 5.00%, due 7/1/49	500,000	527,345
California School Finance Authority, KIPP LA Projects, Revenue Bonds Series A 5.00%, due 7/1/34	600,000	642,756
California State Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (c)
Series A 5.00%, due 5/1/36	1,275,000	1,316,323
Series A 5.00%, due 5/1/46	1,325,000	1,343,378
California State Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/36 (c)	1,300,000	1,358,838
Oxnard California School District, COPS, Property Acquisition and Improvement Project, Certificate of Participation Insured: BAM 2.00%, due 8/1/45 (d)	1,000,000	1,008,250
San Marcos School Financing Authority, Revenue Bonds Insured: AGM 5.25%, due 8/15/40	1,000,000	1,161,690
		20,346,038
Facilities 0.3%
California State Public Works Board, Capital Project, Revenue Bonds Series I-1 6.625%, due 11/1/34	30,000	30,139
San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds Series C, Insured: NATL-RE 5.50%, due 6/1/37	1,275,000	1,360,081
		1,390,220
General 16.0%
Anaheim Public Financing Authority, Revenue Bonds Series A 5.00%, due 5/1/33	1,000,000	1,124,680
California Infrastructure & Economic Development Bank, The Salvation Army Western Territory, Revenue Bonds
4.00%, due 9/1/33	1,225,000	1,310,860
4.00%, due 9/1/34	1,000,000	1,062,410
California Municipal Finance Authority, Orange County Civic Center Infrastructure Program, Revenue Bonds 5.00%, due 6/1/37	2,085,000	2,412,741
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds Series A 6.375%, due 11/1/43	500,000	564,135
Cathedral City Redevelopment Agency Successor Agency, Merged Redevelopment Project Area, Tax Allocation
Series A, Insured: AGM 5.00%, due 8/1/26	1,000,000	1,148,000
Series A, Insured: AGM 5.00%, due 8/1/34	1,000,000	1,118,280
City of Irvine, Community Facilities District, Special Tax 5.00%, due 9/1/49	1,385,000	1,466,327
County of Los Angeles CA, Vermont Corridor County Administration Building, Revenue Bonds Series A 5.00%, due 12/1/38	1,910,000	2,211,761
Del Mar California Race Track Authority, Revenue Bonds
5.00%, due 10/1/30	1,000,000	1,088,180
5.00%, due 10/1/38	1,800,000	1,802,736
Greenfield Redevelopment Agency, Tax Allocation Insured: BAM 4.00%, due 2/1/26	285,000	322,614
Livermore Valley Water Financing Authority, Revenue Bonds Series A 5.00%, due 7/1/47	3,945,000	4,486,570
Lodi CA, Public Financing Authority, Revenue Bonds Insured: AGM 5.00%, due 9/1/32	1,650,000	1,977,525
Manteca Redevelopment Agency, Sub Amended Merged Project, Tax Allocation 1.55%, due 10/1/42 (b)	5,280,000	5,280,000
Montclair Financing Authority, Public Facilities Project, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	1,000,000	1,139,610
Mountain View, Shoreline Regional Park Community, Tax Allocation
Series A, Insured: AGM 5.00%, due 8/1/36	1,645,000	1,928,351
Series A, Insured: AGM 5.00%, due 8/1/48	6,000,000	6,859,800
Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/36	1,100,000	1,099,978
Puerto Rico Infrastructure Financing Authority, Revenue Bonds
Series C, Insured: AMBAC 5.50%, due 7/1/24	70,000	75,684
Series C, Insured: AMBAC 5.50%, due 7/1/26	455,000	498,557
Riverside County Public Financing Authority, Project Area No. 1 Desert Communities & Interstate 215 Corridor Project, Tax Allocation Series A, Insured: BAM 4.00%, due 10/1/32	1,050,000	1,110,312
Riverside County Public Financing Authority, Tax Allocation Series A, Insured: BAM 4.00%, due 10/1/40	1,500,000	1,521,900
Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/39	1,000,000	1,155,090
San Diego County Regional Transportation Commission, Revenue Bonds Series A 5.00%, due 4/1/48	8,000,000	9,012,560
San Francisco City & County Redevelopment Agency, Mission Bay South Redevelopment Project, Tax Allocation Series C 5.00%, due 8/1/36	1,250,000	1,416,625
San Joaquin County Transportation Authority, Sales Tax Revenue, Revenue Bonds Series K 5.00%, due 3/1/37	1,705,000	1,981,057
San Mateo County Joint Powers Financing Authority, Capital Projects, Revenue Bonds Series A 5.00%, due 7/15/43	3,000,000	3,453,060
South Orange County Public Financing Authority, Special Tax Series A 5.00%, due 8/15/32	775,000	832,792
Stockton Public Financing Authority, Water Revenue, Revenue Bonds
Series A, Insured: BAM 4.00%, due 10/1/37	2,500,000	2,585,000
Series A, Insured: BAM 5.00%, due 10/1/32	1,275,000	1,495,575
Series A, Insured: BAM 5.00%, due 10/1/34	1,500,000	1,745,775
Territory of Guam, Business Privilege Tax, Revenue Bonds Series B1 5.00%, due 1/1/27	1,500,000	1,571,400
Territory of Guam, Hotel Occupancy Tax, Revenue Bonds Series A 6.50%, due 11/1/40	1,740,000	1,864,323
Territory of Guam, Revenue Bonds Series A 5.125%, due 1/1/42	2,890,000	2,969,533
Territory of Guam, Section 30, Revenue Bonds Series A 5.00%, due 12/1/32	2,000,000	2,162,440
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A 5.00%, due 10/1/25	620,000	627,936
Subseries A 6.00%, due 10/1/39	800,000	803,296
Series A 6.625%, due 10/1/29	300,000	303,342
Series A 6.75%, due 10/1/37	2,450,000	2,477,293
Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	1,205,000	1,295,218
		79,363,326
General Obligation 4.2%
California State, Unlimited General Obligation	305,000	307,075
Coast Community College District, Election 2012, Unlimited General Obligation Series D 4.50%, due 8/1/39	500,000	554,270
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A, Insured: AGM 4.00%, due 7/1/22	115,000	117,498
Insured: AMBAC 4.50%, due 7/1/23	565,000	565,356
Series A, Insured: AGC 5.00%, due 7/1/23	260,000	268,879
Series A-4, Insured: AGM 5.00%, due 7/1/31	410,000	419,299
Series A, Insured: AGM 5.00%, due 7/1/35	2,175,000	2,258,324
Series C, Insured: AGM 5.25%, due 7/1/26	445,000	470,049
Series A-4, Insured: AGM 5.25%, due 7/1/30	175,000	180,152
Series A, Insured: NATL-RE 5.50%, due 7/1/19	1,530,000	1,543,525
Series A, Insured: AGM 5.50%, due 7/1/27	620,000	659,977
Hartnell Community College District, Unlimited General Obligation Series A (zero coupon), due 8/1/37	2,500,000	1,208,875
Kern Community College District, Safety Repair & Improvement, Unlimited General Obligation Series C 5.75%, due 11/1/34	650,000	759,720
Mount San Jacinto Community College District, Election 2014, Unlimited General Obligation Series B 4.00%, due 8/1/38	1,985,000	2,085,858
Palo Verde Community College District, Election 2014, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 8/1/45	500,000	510,720
Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 5.25%, due 8/1/21	300,000	307,452
Puerto Rico Public Buildings Authority, Revenue Bonds
Insured: AGM 5.25%, due 7/1/20	475,000	489,749
Series F, Insured: AGC 5.25%, due 7/1/25	160,000	174,232
Santa Monica Community College District, Election 2016, Unlimited General Obligation Series A 4.00%, due 8/1/47	1,250,000	1,297,025
Southwestern Community College District, Unlimited General Obligation Series A 4.00%, due 8/1/47	2,000,000	2,048,240
Tahoe Forest, California Hospital District, Unlimited General Obligation 5.00%, due 8/1/29	1,815,000	2,165,622
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A 5.00%, due 10/1/32	1,250,000	1,159,375
Virgin Islands Public Finance Authority, Revenue Bonds Series A 5.00%, due 10/1/29	1,500,000	1,410,015
		20,961,287
Higher Education 4.7%
California Educational Facilities Authority, Claremont McKenna College, Revenue Bonds Series A 4.00%, due 1/1/39	1,800,000	1,872,702
California Educational Facilities Authority, Loma Linda University, Revenue Bonds
Series A 5.00%, due 4/1/23	570,000	642,504
Series A 5.00%, due 4/1/24	280,000	322,154
California Educational Facilities Authority, Loyola Marymount University, Revenue Bonds
Series B 5.00%, due 10/1/31	525,000	630,005
Series B 5.00%, due 10/1/35	640,000	752,486
California Educational Facilities Authority, Mount St. Mary's University, Revenue Bonds Series A 5.00%, due 10/1/38	620,000	706,540
California Municipal Finance Authority, California Lutheran University, Revenue Bonds
5.00%, due 10/1/31	235,000	273,505
5.00%, due 10/1/33	225,000	259,423
5.00%, due 10/1/35	225,000	257,004
5.00%, due 10/1/36	285,000	324,022
5.00%, due 10/1/37	310,000	350,529
California State Municipal Finance Authority, Biola University, Revenue Bonds 5.00%, due 10/1/37	1,000,000	1,123,560
California State Municipal Finance Authority, California Baptist University, Revenue Bonds Series A 5.00%, due 11/1/46 (c)	1,000,000	1,065,950
California State Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds 5.00%, due 12/1/38	845,000	942,513
California State Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 4.00%, due 6/1/47	1,000,000	1,032,150
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds 5.875%, due 11/1/43	1,000,000	1,097,380
Palomar Community College District, Election 2006, Unlimited General Obligation Series B (zero coupon), due 8/1/39	2,000,000	2,002,500
University of California, Revenue Bonds (b)
Series AL-1 1.33%, due 5/15/48	6,400,000	6,400,000
Series AL-3 1.35%, due 5/15/48	3,300,000	3,300,000
		23,354,927
Housing 6.3%
California Community College Financing Authority, Orange Coast College Project, Revenue Bonds
5.00%, due 5/1/29	800,000	919,216
5.25%, due 5/1/43	1,000,000	1,099,780
California Municipal Finance Authority, Mobile Home Park Senior Caritas Projects, Revenue Bonds
Series A 4.00%, due 8/15/42	1,540,000	1,537,644
Series A 5.00%, due 8/15/29	805,000	918,223
Series A 5.00%, due 8/15/31	140,000	157,790
California Municipal Finance Authority, West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/31	6,120,000	7,038,551
5.00%, due 5/15/32	5,000,000	5,718,850
5.00%, due 5/15/38	5,000,000	5,537,750
California Municipal Finance Authority, Windsor Mobile Country Club, Revenue Bonds Series A 4.00%, due 11/15/37	1,320,000	1,346,413
California Public Finance Authority, University Housing, Claremont Properties LLC, Project, Revenue Bonds Series A 5.00%, due 7/1/47 (c)	750,000	755,085
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds Series A 5.00%, due 6/1/46 (c)	1,000,000	1,058,340
California Statewide Communities Development Authority, Provident Group, Pomona Properties, Revenue Bonds Series A 5.75%, due 1/15/45 (c)	400,000	420,504
California Statewide Communities Development Authority, Student Housing, Revenue Bonds 5.00%, due 5/15/40	1,025,000	1,118,880
California Statewide Communities Development Authority, University of California, Irvine Campus Apartments, Revenue Bonds Series A 5.00%, due 5/15/47	3,500,000	3,837,470
		31,464,496
Medical 10.2%
ABAG Finance Authority for Nonprofit Corp., Sharp Health Care, Revenue Bonds Series A 5.00%, due 8/1/43	1,750,000	1,908,340
California Health Facilities Financing Authority, Children's Hospital, Revenue Bonds Series A 5.00%, due 8/15/47	1,000,000	1,098,950
California Health Facilities Financing Authority, Stanford Health Care, Revenue Bonds
Series B-1 1.08%, due 11/15/45 (b)	3,900,000	3,900,000
Series A 5.00%, due 11/15/36	3,000,000	3,507,960
California Municipal Finance Authority, Community Medical Centers, Revenue Bonds Series A 5.00%, due 2/1/46	490,000	532,174
California Municipal Finance Authority, Inland Regional Center Project, Revenue Bonds 5.00%, due 6/15/37	1,000,000	1,123,050
California Public Finance Authority, Henry Mayo Newhall Hospital, Revenue Bonds 5.00%, due 10/15/47	1,000,000	1,068,370
California Public Finance Authority, Sharp HealthCare, Revenue Bonds Series C 1.40%, due 8/1/52 (b)	5,900,000	5,900,000
California State Educational Facilities Authority, Sutter Health, Revenue Bonds
Series A 5.00%, due 11/15/34	475,000	538,797
Series A 5.00%, due 11/15/37	5,175,000	5,895,670
Series A 5.00%, due 11/15/38	1,600,000	1,812,320
California State Health Facilities Financing Authority, Children's Hospital, Revenue Bonds Series A 5.00%, due 8/15/42	500,000	551,405
California State Health Facilities Financing Authority, Dignity Health, Revenue Bonds Series D, Insured: NATL-RE 3.325%, due 7/1/21 (d)	1,200,000	1,200,000
California State Health Facilities Financing Authority, El Camino Hospital, Revenue Bonds 4.125%, due 2/1/47	750,000	767,183
California State Health Facilities Financing Authority, Kaiser Permanente, Revenue Bonds Subseries A2 4.00%, due 11/1/51	1,000,000	1,025,950
California State Municipal Finance Authority, Community Medical Centers, Revenue Bonds
Series A 5.00%, due 2/1/27	1,100,000	1,304,215
Series A 5.00%, due 2/1/37	1,000,000	1,106,720
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds Series A 5.00%, due 12/1/46 (c)	2,000,000	2,087,060
California Statewide Communities Development Authority, Methodist Hospital of Southern California Project, Revenue Bonds
4.25%, due 1/1/43	1,000,000	1,002,910
5.00%, due 1/1/38	1,500,000	1,652,775
5.00%, due 1/1/48	1,000,000	1,078,950
California Statewide Communities Development Authority, Rady Children's Hospital, Revenue Bonds Series B 1.30%, due 8/15/47 (b)	2,000,000	2,000,000
California Statewide Communities Development Authority, Revenue Bonds Series M 1.15%, due 4/1/38 (b)	7,900,000	7,900,000
Washington Township Health Care District, Revenue Bonds Series B 4.00%, due 7/1/36	1,380,000	1,394,711
		50,357,510
Mello-Roos 0.1%
Rio Elementary School District Community Facilities District No.1, Special Tax Insured: BAM 5.00%, due 9/1/35	500,000	565,130

Multi-Family Housing 2.2%
California Statewide Communities Development Authority, Multifamily Housing, Bay Vista at Meadow Park Project, Revenue Bonds Series NN-1; Insured: FNMA 1.51%, due 11/15/37 (a)(b)	3,175,000	3,175,000
San Diego Housing Authority, Multifamily Housing, Studio 15 Housing, Revenue Bonds Series B 1.51%, due 10/1/39 (a)(b)	2,900,000	2,900,000
San Francisco City & County Multifamily Housing, 1601 Mariposa Apartments, Revenue Bonds Series B-2 1.25%, due 7/1/57 (b)	5,000,000	5,000,000
		11,075,000
Nursing Homes 0.6%
ABAG Finance Authority for Nonprofit Corp., Episcopal Senior Communities, Revenue Bonds Series A 5.00%, due 7/1/42	500,000	524,050
California Municipal Finance Authority, Asian Community Center, Revenue Bonds Insured: CA MTG INS 5.00%, due 4/1/48	1,545,000	1,744,089
California Statewide Communities Development Authority, Redwoods Project, Revenue Bonds Insured: CA MTG INS 5.375%, due 11/15/44	535,000	608,792
		2,876,931
Power 3.3%
Guam Power Authority, Revenue Bonds
Series A 5.00%, due 10/1/34	1,000,000	1,048,540
Series A 5.00%, due 10/1/40	1,000,000	1,071,260
Los Angeles Department of Water & Power, Revenue Bonds (b)
Subseries A-5 1.34%, due 7/1/35	5,000,000	5,000,000
Subseries A-7 1.35%, due 7/1/35	175,000	175,000
Subseries A-6 1.38%, due 7/1/35	5,300,000	5,300,000
Puerto Rico Electric Power Authority, Revenue Bonds
Series TT, Insured: AGM 4.20%, due 7/1/19	240,000	240,473
Series UU, Insured: AGC 4.25%, due 7/1/27	460,000	460,110
Series SS, Insured: NATL-RE 5.00%, due 7/1/22	640,000	644,217
Series UU, Insured: AGM 5.00%, due 7/1/24	225,000	232,783
Southern California State Public Power Authority, Magnolia Power Project, Revenue Bonds Series A-1 1.30%, due 7/1/36 (b)	2,000,000	2,000,000
		16,172,383
School District 13.2%
Alvord Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/37	825,000	929,049
Banning CA Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 8/1/46	500,000	512,680
Beaumont CA Unified School District, Election 2008, Unlimited General Obligation Series D, Insured: BAM 5.25%, due 8/1/44	1,000,000	1,157,290
Campbell Union High School District, Election 2016, Unlimited General Obligation Series B 4.00%, due 8/1/38	2,500,000	2,611,925
Ceres Unified School District, Unlimited General Obligation Insured: BAM (zero coupon), due 8/1/37	500,000	241,695
Chowchilla Elementary School District, Unlimited General Obligation 5.00%, due 8/1/43	960,000	1,074,298
Cuyama Joint Unified School District, Unlimited General Obligation Series B, Insured: MAC 5.25%, due 8/1/48	500,000	565,490
Denair Unified School District, Election 2007, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/41	4,260,000	1,641,080
El Rancho Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: BAM 5.25%, due 8/1/46	2,745,000	3,187,110
Fontana Unified School District, Unlimited General Obligation Series C (zero coupon), due 8/1/33	2,825,000	1,482,334
Fresno Unified School District, Election 2010, Unlimited General Obligation Series F 4.00%, due 8/1/32	1,475,000	1,593,870
Huntington Beach School District, Unlimited General Obligation
Series B 4.00%, due 8/1/44	1,525,000	1,575,599
Series B 4.00%, due 8/1/48	1,500,000	1,545,555
Inglewood Unified School District, Election 2012, Unlimited General Obligation
Series B, Insured: BAM 5.00%, due 8/1/24	180,000	206,640
Series B, Insured: BAM 5.00%, due 8/1/25	250,000	291,800
Series B, Insured: BAM 5.00%, due 8/1/35	800,000	900,920
Jurupa Unified School District, Unlimited General Obligation
Series C 4.00%, due 8/1/43	1,675,000	1,710,996
Series B 5.00%, due 8/1/33	1,555,000	1,849,455
Series B 5.00%, due 8/1/37	1,000,000	1,162,780
Series C 5.25%, due 8/1/43	1,000,000	1,170,270
Kerman CA Unified School District, Election 2016, Unlimited General Obligation Insured: BAM 5.25%, due 8/1/46	1,755,000	2,024,901
Lemoore Union High School District, Election 2016, Unlimited General Obligation Series A 5.50%, due 8/1/42	560,000	666,574
Lennox School District, Election 2016, Unlimited General Obligation Insured: AGM 4.00%, due 8/1/47	3,000,000	3,082,680
Local Public Schools Funding Authority, School Improvement District, Election 2016, Unlimited General Obligation Series A, Insured: BAM 4.00%, due 8/1/42	750,000	773,445
Marysville Joint Unified School District, Unlimited General Obligation
Insured: AGM (zero coupon), due 8/1/35	1,500,000	783,105
Insured: AGM (zero coupon), due 8/1/36	2,000,000	991,900
Insured: AGM (zero coupon), due 8/1/37	2,000,000	942,100
Moreno Valley Unified School District, Unlimited General Obligation Series B, Insured: AGM 5.00%, due 8/1/47	3,250,000	3,739,970
Needles Unified School District, Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/45	1,250,000	898,825
Oakland Unified School District, Alameda County, Election of 2012, Unlimited General Obligation 6.625%, due 8/1/38	500,000	562,570
Oceanside Unified School District, Unlimited General Obligation Series C (zero coupon), due 8/1/51	25,000	3,643
Paramount Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/46	1,500,000	1,744,020
Pittsburg Unified School District, Unlimited General Obligation
Series C (zero coupon), due 8/1/47	3,500,000	749,000
Series C (zero coupon), due 8/1/52	5,000,000	768,050
Redwood City School District, Election 2015, Unlimited General Obligation 5.25%, due 8/1/44	2,000,000	2,372,940
San Bernardino City Unified School District, Election 2012, Unlimited General Obligation Series C, Insured: AGM 5.00%, due 8/1/34	655,000	756,807
San Leandro CA Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: BAM 5.25%, due 8/1/42	1,000,000	1,165,120
San Mateo Union High School District, Unlimited General Obligation Series A (zero coupon), due 7/1/51	2,500,000	1,644,975
San Ysidro School District, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/47	3,000,000	738,660
Sanger Unified School District, Election 2012, Unlimited General Obligation Series C, Insured: BAM 4.00%, due 8/1/39	1,020,000	1,059,484
Santa Barbara Unified School District, Election 2010, Unlimited General Obligation
Series A (zero coupon), due 8/1/36	1,000,000	1,134,830
Series B 5.00%, due 8/1/38	1,000,000	1,124,140
Santee CA, School District, Unlimited General Obligation 5.00%, due 8/1/48	2,205,000	2,510,392
Taft Elementary School District, Election 2012, Unlimited General Obligation Series B, Insured: AGM 6.00%, due 8/1/44	1,200,000	1,431,408
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation Series C 5.25%, due 8/1/44	1,000,000	1,139,610
Vacaville Unified School District, Unlimited General Obligation
Series C 4.00%, due 8/1/31	490,000	536,423
Series C 4.00%, due 8/1/32	555,000	600,898
Series C 4.00%, due 8/1/33	625,000	670,125
Series C 5.00%, due 8/1/39	500,000	567,365
Series C 5.00%, due 8/1/40	1,225,000	1,383,907
Series C 5.00%, due 8/1/41	1,350,000	1,520,302
Series C 5.00%, due 8/1/42	1,000,000	1,123,310
Westminster School District, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	5,000,000	807,150
		65,429,465
Tobacco Settlement 3.7%
California County Tobacco Securitization Agency, Asset-Backed, Revenue Bonds
Series B (zero coupon), due 6/1/46	10,000,000	1,832,700
Series A 5.00%, due 6/1/47	1,275,000	1,234,991
5.70%, due 6/1/46	1,000,000	1,000,280
California County Tobacco Securitization Agency, Revenue Bonds
Series A 5.125%, due 6/1/38	1,290,000	1,293,173
5.125%, due 6/1/38	550,000	551,353
5.25%, due 6/1/46	1,165,000	1,141,222
California Statewide Financing Authority, Turbo Pooled Program C, Revenue Bonds (zero coupon), due 6/1/55	20,000,000	835,400
Children's Trust Fund, Asset-Backed, Revenue Bonds Series A (zero coupon), due 5/15/50	1,500,000	199,200
Golden State Tobacco Securitization Corp., Revenue Bonds Series A-1 5.00%, due 6/1/32	6,250,000	7,005,938
Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed, Revenue Bonds 5.625%, due 6/1/47	1,025,000	937,803
Tobacco Securitization Authority of Northern California, Revenue Bonds
Series A-1 5.375%, due 6/1/38	820,000	823,649
Series A-1 5.50%, due 6/1/45	1,585,000	1,592,053
		18,447,762
Transportation 4.1%
Alameda Corridor Transportation Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/29	1,000,000	1,135,160
City of Long Beach Harbor, Revenue Bonds Series A 5.00%, due 5/15/22 (a)	4,500,000	4,943,025
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds Series C 6.50%, due 1/15/43	500,000	576,165
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series N, Insured: AMBAC (zero coupon), due 7/1/20	405,000	380,449
Insured: AGC 4.125%, due 7/1/19	120,000	120,212
Series D, Insured: AGM 5.00%, due 7/1/32	1,205,000	1,236,209
Series G, Insured: AGC 5.00%, due 7/1/42	40,000	40,559
Series N, Insured: NATL-RE 5.25%, due 7/1/32	640,000	682,842
Insured: AMBAC 5.50%, due 7/1/26	460,000	504,036
San Francisco Municipal Transportation Agency, Revenue Bonds 5.00%, due 3/1/44	1,500,000	1,681,470
San Joaquin Hills Transportation Corridor Agency, Junior Lien, Revenue Bonds
Series B 5.25%, due 1/15/44	4,000,000	4,306,080
Series B 5.25%, due 1/15/49	500,000	536,940
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
Series A 5.00%, due 1/15/44	3,500,000	3,765,895
Senior Lien-Series A 5.00%, due 1/15/50	500,000	536,620
		20,445,662
Utilities 2.5%
California Infrastructure & Economic Development Bank, Independent System Operator Corp. Project, Revenue Bonds 5.00%, due 2/1/39	1,000,000	1,097,600
Guam Government, Waterworks Authority, Revenue Bonds
5.25%, due 7/1/33	1,100,000	1,171,566
5.50%, due 7/1/43	1,415,000	1,507,131
Imperial Irrigation District Electric, Revenue Bonds
Series C 5.00%, due 11/1/37	1,000,000	1,135,540
Series B-2 5.00%, due 11/1/41	5,475,000	6,187,188
Turlock Irrigation District, Revenue Bonds 5.50%, due 1/1/41	1,000,000	1,061,900
		12,160,925
Water 12.1%
California Pollution Control Financing Authority, Revenue Bonds 5.00%, due 11/21/45 (c)	1,255,000	1,269,960
City of Clovis, California, Sewer Revenue Bonds Insured: AGM 5.25%, due 8/1/29	500,000	594,780
City of Oxnard Wastewater, Revenue Bonds
Insured: BAM 4.00%, due 6/1/32	1,920,000	2,036,563
Insured: BAM 4.00%, due 6/1/34	2,080,000	2,182,336
Insured: BAM 5.00%, due 6/1/30	1,340,000	1,614,593
Colton Utility Authority, Revenue Bonds Insured: AGM 4.00%, due 3/1/47	2,500,000	2,574,775
Eastern Municipal Water District, Water & Wastewater, Revenue Bonds
Series A 1.35%, due 7/1/46 (b)	8,555,000	8,555,000
Series A 5.00%, due 7/1/45	2,850,000	3,224,547
Guam Government, Waterworks Authority, Revenue Bonds 5.00%, due 1/1/46	5,040,000	5,303,189
Irvine Ranch Water District, Improvement District Construction, Special Assessment Series B 1.30%, due 10/1/41 (b)	6,800,000	6,800,000
Los Angeles County Sanitation Districts Financing Authority, Green Bonds, Revenue Bonds Series A 4.00%, due 10/1/33	1,000,000	1,072,890
Metropolitan Water District of Southern California, Revenue Bonds
Series B-1 1.34%, due 7/1/37 (b)	3,600,000	3,600,000
Series A-2 1.35%, due 7/1/37 (b)	5,300,000	5,300,000
Series A 1.35%, due 7/1/47 (b)	800,000	800,000
5.00%, due 1/1/35	4,000,000	4,811,360
Oxnard Financing Authority, Waste Water, Revenue Bonds Insured: AGM 5.00%, due 6/1/34	1,000,000	1,126,010
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
Series A, Insured: AGC 5.00%, due 7/1/28	100,000	103,110
Series A 5.00%, due 7/1/33	1,025,000	935,312
Series A 6.00%, due 7/1/38	1,200,000	1,146,000
Series A 6.00%, due 7/1/44	1,000,000	955,000
Series A 6.00%, due 7/1/47	1,140,000	1,083,000
Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds 4.00%, due 8/1/36	2,025,000	2,153,932
Silicon Valley Clean Water, Revenue Bonds 5.00%, due 8/1/45	500,000	568,055
Stockton Public Financing Authority, Delta Water Supply Project, Revenue Bonds Series A 6.25%, due 10/1/38	1,000,000	1,179,810
Watereuse Finance Authority, Revenue Bonds Series A 5.50%, due 5/1/36	500,000	576,695
West Sacramento CA, Financing Authority, Water Capital Projects, Revenue Bonds Insured: BAM 4.00%, due 10/1/39	300,000	316,155
		59,883,072
Total Municipal Bonds (Cost $471,937,280)	96.2%	476,942,166
Other Assets, Less Liabilities	3.8	18,891,177
Net Assets	100.0%	$495,833,343

†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Floating rate - Rate shown was the rate in effect as of January 31, 2019.

As of January 31, 2019, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(120)	March 2019	$(14,282,536)	$(14,696,250)	$(413,714)
United States Treasury Long Bond	(50)	March 2019	(7,271,758)	(7,334,375)	(62,617)
			$(21,554,294)	$(22,030,625)	$(476,331)

1.	As of January 31, 2019, cash in the amount of $265,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2019.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds	$—	$476,942,166	$—	$476,942,166
Total Investments in Securities	$—	$476,942,166	$—	$476,942,166

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(476,331)	$—	$—	$(476,331)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Emerging Markets Equity Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 91.6% †
Brazil 5.7%
Ambev S.A. (Beverages)	8,200	$39,368
B3 S.A. - Brasil Bolsa Balcao (Capital Markets)	25,900	223,479
Banco do Brasil S.A. (Banks)	38,500	547,436
Banco Santander Brasil S.A. (Banks)	9,300	122,574
Camil Alimentos S.A. (Food Products)	77,800	160,199
CCR S.A. (Transportation Infrastructure)	109,100	445,111
Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	14,700	174,802
Cia Energetica de Minas Gerais (Electric Utilities)	18,500	82,274
Construtora Tenda S.A. (Household Durables)	26,600	269,778
IRB Brasil Resseguros S.A. (Insurance)	16,300	381,042
JBS S.A. (Food Products)	83,900	347,130
Light S.A. (Electric Utilities)	38,100	208,301
Petroleo Brasileiro S.A. (Oil, Gas & Consumable Fuels)	5,700	46,182
Porto Seguro S.A. (Insurance)	24,300	373,641
SLC Agricola S.A. (Food Products)	19,000	230,780
Tupy S.A. (Auto Components)	45,400	226,801
Vale S.A. (Metals & Mining)	73,936	922,375
		4,801,273
Chile 0.1%
Enel Americas S.A. (Electric Utilities)	462,145	94,430

China 32.2%
Agricultural Bank of China, Ltd., Class H (Banks)	1,201,000	564,752
Alibaba Group Holding, Ltd., Sponsored ADR (Internet & Direct Marketing Retail) (a)	21,853	3,682,012
Anhui Conch Cement Co., Ltd., Class H (Construction Materials)	83,000	448,469
Autohome, Inc., ADR (Interactive Media & Services) (a)	3,800	275,044
BAIC Motor Corp., Ltd., Class H (Automobiles) (b)	572,000	371,753
Baidu, Inc., Sponsored ADR (Interactive Media & Services) (a)	4,323	746,280
Bank of China, Ltd., Class H (Banks)	2,046,000	943,848
Bank of Communications Co., Ltd., Class H (Banks)	540,000	457,618
Beijing Enterprises Holdings, Ltd. (Gas Utilities)	65,500	371,023
China CITIC Bank Corp., Ltd., Class H (Banks)	37,000	23,953
China Communications Construction Co., Ltd., Class H (Construction & Engineering)	397,000	397,144
China Communications Services Corp., Ltd., Class H (Diversified Telecommunication Services)	394,000	369,038
China Construction Bank Corp., Class H (Banks)	1,933,000	1,726,784
China Evergrande Group (Real Estate Management & Development) (c)	145,000	453,636
China Huarong Asset Management Co., Ltd., Class H (Capital Markets) (b)	1,429,000	289,546
China Minsheng Banking Corp., Ltd., Class H (Banks)	548,000	418,307
China Mobile, Ltd. (Wireless Telecommunication Services)	101,500	1,064,520
China National Building Material Co., Ltd., Class H (Construction Materials)	324,000	257,230
China Oriental Group Co., Ltd. (Metals & Mining)	18,000	12,134
China Petroleum & Chemical Corp., Class H (Oil, Gas & Consumable Fuels)	822,000	688,217
China Railway Construction Corp., Ltd., Class H (Construction & Engineering)	128,500	178,164
China Shenhua Energy Co., Ltd., Class H (Oil, Gas & Consumable Fuels)	54,500	137,515
China Telecom Corp., Ltd., Class H (Diversified Telecommunication Services)	848,000	458,194
China Travel International Investment Hong Kong, Ltd. (Hotels, Restaurants & Leisure)	622,000	179,138
China Vanke Co., Ltd., Class H (Real Estate Management & Development)	110,800	446,185
CITIC, Ltd. (Industrial Conglomerates)	291,000	439,811
CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	466,000	779,126
COSCO SHIPPING Ports, Ltd. (Transportation Infrastructure)	104,000	108,146
Country Garden Holdings Co., Ltd. (Real Estate Management & Development)	124,000	175,085
Dongfeng Motor Group Co., Ltd., Class H (Automobiles)	344,000	359,907
Guangzhou R&F Properties Co., Ltd., Class H (Real Estate Management & Development)	44,000	87,359
Industrial & Commercial Bank of China, Ltd., Class H (Banks)	1,563,000	1,207,034
JD.com, Inc., ADR (Internet & Direct Marketing Retail) (a)	5,328	132,401
Kingboard Holdings, Ltd. (Electronic Equipment, Instruments & Components)	57,000	199,391
Lenovo Group, Ltd. (Technology Hardware, Storage & Peripherals)	278,000	201,933
Longfor Group Holdings, Ltd. (Real Estate Management & Development)	134,000	414,099
Luye Pharma Group, Ltd. (Pharmaceuticals) (b)(c)	465,000	345,469
NetEase, Inc., ADR (Entertainment)	400	100,772
PetroChina Co., Ltd., Class H (Oil, Gas & Consumable Fuels)	834,000	537,780
Ping An Insurance Group Co. of China, Ltd., Class H (Insurance)	119,000	1,151,004
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H (Hotels, Restaurants & Leisure)	238,000	59,749
Shimao Property Holdings, Ltd. (Real Estate Management & Development)	74,000	209,350
Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals)	1,695,000	356,403
Sinotruk Hong Kong, Ltd. (Machinery) (c)	161,000	296,266
Sunac China Holdings, Ltd. (Real Estate Management & Development)	136,000	537,265
Tencent Holdings, Ltd. (Interactive Media & Services)	95,300	4,202,010
Tencent Music Entertainment Group, Sponsored ADR (Software) (a)(d)	22	329
Tianneng Power International, Ltd. (Auto Components)	64,000	59,456
Weichai Power Co., Ltd., Class H (Machinery)	31,000	41,480
		26,962,129
Colombia 0.0% ‡
Interconexion Electrica S.A. E.S.P. (Electric Utilities)	7,128	31,956

Egypt 0.1%
Telecom Egypt Co. (Diversified Telecommunication Services)	86,575	69,534

Greece 0.1%
FF Group (Textiles, Apparel & Luxury Goods) (a)(d)(e)	10,300	56,589
Motor Oil Hellas Corinth Refineries S.A. (Oil, Gas & Consumable Fuels)	980	24,397
		80,986
Hong Kong 0.7%
China Resources Cement Holdings, Ltd. (Construction Materials)	388,000	392,097
Kingboard Laminates Holdings, Ltd. (Electronic Equipment, Instruments & Components)	155,500	160,114
		552,211
Hungary 0.2%
OTP Bank Nyrt. (Banks)	3,604	148,457

India 7.7%
Aurobindo Pharma, Ltd. (Pharmaceuticals)	1,610	17,775
Axis Bank, Ltd. (Banks) (a)	7,365	74,644
DCM Shriram, Ltd. (Chemicals)	5,786	27,579
Dewan Housing Finance Corp., Ltd. (Thrifts & Mortgage Finance)	61,768	117,205
Divi's Laboratories, Ltd. (Life Sciences Tools & Services)	16,076	341,547
Dr. Reddy's Laboratories, Ltd. (Pharmaceuticals)	3,396	129,792
GAIL India, Ltd. (Gas Utilities)	81,879	383,376
Graphite India, Ltd. (Electrical Equipment)	4,285	34,075
HCL Technologies, Ltd. (IT Services)	3,523	49,833
HEG, Ltd. (Electrical Equipment)	3,970	133,583
Hindalco Industries, Ltd. (Metals & Mining)	117,193	343,818
Hindustan Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	47,380	156,557
Hindustan Unilever, Ltd. (Household Products)	23,585	582,711
Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	18,280	493,241
Indiabulls Housing Finance, Ltd. (Thrifts & Mortgage Finance)	21,153	196,897
Infosys, Ltd., Sponsored ADR (IT Services)	24,898	262,563
Just Dial, Ltd. (Interactive Media & Services) (a)	30,103	202,662
Nestle India, Ltd. (Food Products)	2,084	336,423
NIIT Technologies, Ltd. (Software)	14,113	259,975
Oil & Natural Gas Corp., Ltd. (Oil, Gas & Consumable Fuels)	181,613	359,421
Rain Industries, Ltd. (Chemicals)	50,254	84,440
REC, Ltd. (Diversified Financial Services)	123,246	215,230
Reliance Capital, Ltd. (Diversified Financial Services)	64,182	174,578
Reliance Industries, Ltd. (Oil, Gas & Consumable Fuels)	32,475	559,454
Reliance Infrastructure, Ltd. (Electric Utilities)	44,733	168,975
Tata Consultancy Services, Ltd. (IT Services)	2,310	65,269
Tata Power Co., Ltd. (Electric Utilities)	17,911	17,931
Tata Steel, Ltd. (Metals & Mining)	54,348	364,740
Torrent Power, Ltd. (Electric Utilities)	38,708	134,188
Vedanta, Ltd. (Metals & Mining)	20,904	58,183
Vijaya Bank (Banks)	75,767	47,035
Yes Bank, Ltd. (Banks)	13,765	37,548
Zensar Technologies, Ltd. (Software)	5,668	17,836
		6,449,084
Indonesia 2.2%
Astra International Tbk PT (Automobiles)	783,800	474,010
PT Bank Negara Indonesia Persero Tbk (Banks)	120,000	77,939
PT Bank Rakyat Indonesia Persero Tbk (Banks)	2,090,000	575,881
PT Gudang Garam Tbk (Tobacco)	7,700	46,098
PT Indah Kiat Pulp & Paper Corp. Tbk (Paper & Forest Products)	404,500	376,347
PT Perusahaan Gas Negara Persero Tbk (Gas Utilities)	1,781,500	327,676
		1,877,951
Malaysia 0.3%
AirAsia Group BHD (Airlines)	109,700	81,418
AMMB Holdings BHD (Banks)	91,900	100,964
Gamuda BHD (Construction & Engineering)	31,800	21,428
PPB Group BHD (Food Products)	15,100	67,095
		270,905
Mexico 3.0%
Aleatica, S.A.B. de C.V. (Transportation Infrastructure)	43,500	52,298
Alfa S.A.B. de C.V., Class A (Industrial Conglomerates)	301,400	380,331
America Movil S.A.B. de C.V., Series L (Wireless Telecommunication Services)	904,600	728,041
Banco Santander Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero Santander, Class B (Banks)	268,300	400,158
Credito Real S.A.B. de C.V. (Consumer Finance)	33,100	34,083
Fibra Uno Administracion S.A. de C.V. (Equity Real Estate Investment Trusts)	54,300	74,625
Gentera S.A.B. de C.V. (Consumer Finance)	187,800	137,200
Grupo Financiero Banorte S.A.B. de C.V., Class O (Banks)	99,700	554,490
Nemak S.A.B. de C.V. (Auto Components) (b)	139,300	109,198
Promotora Y Operadora de Infraestructura S.A.B. de C.V. (Transportation Infrastructure)	3,670	37,348
		2,507,772
Philippines 0.8%
Alliance Global Group, Inc. (Industrial Conglomerates)	1,050,200	276,103
Globe Telecom, Inc. (Wireless Telecommunication Services)	8,995	348,684
Metro Pacific Investments Corp. (Diversified Financial Services)	755,000	70,414
		695,201
Poland 1.3%
Asseco Poland S.A. (Software)	13,349	172,134
Enea S.A. (Electric Utilities) (a)	85,003	245,025
PGE Polska Grupa Energetyczna S.A. (Electric Utilities) (a)	125,415	399,587
PLAY Communications S.A. (Wireless Telecommunication Services) (b)	19,303	118,233
Tauron Polska Energia S.A. (Electric Utilities) (a)	290,420	184,906
		1,119,885
Republic of Korea 14.0%
BNK Financial Group, Inc. (Banks)	4,647	30,697
Celltrion, Inc. (Biotechnology) (a)	854	168,091
CJ CheilJedang Corp. (Food Products)	508	156,375
Daelim Industrial Co., Ltd. (Construction & Engineering)	3,914	374,638
Daewoo Engineering & Construction Co., Ltd. (Construction & Engineering) (a)	56,759	264,245
DGB Financial Group, Inc. (Banks)	36,104	281,654
F&F Co., Ltd. (Textiles, Apparel & Luxury Goods) (a)	4,961	189,719
Fila Korea, Ltd. (Textiles, Apparel & Luxury Goods)	8,442	361,155
GS Engineering & Construction Corp. (Construction & Engineering)	8,679	367,004
GS Home Shopping, Inc. (Internet & Direct Marketing Retail)	1,047	178,789
Hana Financial Group, Inc. (Banks)	14,391	516,713
Hanwha Corp. (Industrial Conglomerates)	11,686	369,175
Huons Co., Ltd. (Pharmaceuticals)	258	15,721
Hyundai Home Shopping Network Corp. (Internet & Direct Marketing Retail)	1,716	158,853
Il Dong Pharmaceutical Co., Ltd. (Pharmaceuticals)	442	7,905
Industrial Bank of Korea (Banks)	30,169	386,382
KB Financial Group, Inc. (Banks)	6,390	275,953
Kia Motors Corp. (Automobiles)	14,854	485,277
Korea Gas Corp. (Gas Utilities) (a)	7,181	349,159
LF Corp. (Textiles, Apparel & Luxury Goods)	5,275	116,864
LG Uplus Corp. (Diversified Telecommunication Services)	22,142	300,494
NAVER Corp. (Interactive Media & Services)	527	64,416
NCSoft Corp. (Entertainment)	749	315,379
Orange Life Insurance, Ltd. (Insurance) (b)	11,971	322,232
POSCO (Metals & Mining)	1,262	310,779
Samchully Co., Ltd. (Gas Utilities)	586	52,931
Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	78,294	3,247,444
Samyang Holdings Corp. (Food Products)	765	57,204
SK Holdings Co., Ltd. (Industrial Conglomerates)	1,864	441,436
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	14,943	992,484
SK Telecom Co., Ltd. (Wireless Telecommunication Services)	1,635	379,122
Woori Bank (Banks) (d)(e)	16,663	221,644
		11,759,934
Russia 4.8%
Gazprom PAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	157,854	772,695
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	7,849	629,490
MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	26,262	551,765
Mobile TeleSystems PJSC, Sponsored ADR (Wireless Telecommunication Services)	39,300	337,980
Rosneft Oil Co. PJSC, GDR (Oil, Gas & Consumable Fuels)	37,371	233,569
Sberbank of Russia PJSC, Sponsored ADR	68,251	926,807
Severstal PJSC, Registered, GDR (Metals & Mining)	10,065	153,592
Surgutneftegas PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	102,338	425,726
		4,031,624
Singapore 0.1%
IGG, Inc. (Entertainment)	71,000	107,851

South Africa 6.4%
Absa Group, Ltd. (Banks)	27,313	380,524
African Rainbow Minerals, Ltd. (Metals & Mining)	20,765	231,904
Ascendis Health, Ltd. (Pharmaceuticals) (a)	154,589	63,636
Assore, Ltd. (Metals & Mining)	2,411	62,479
Astral Foods, Ltd. (Food Products)	21,625	265,166
EOH Holdings, Ltd. (IT Services) (a)	71,658	144,140
Exxaro Resources, Ltd. (Oil, Gas & Consumable Fuels)	35,390	410,712
FirstRand, Ltd. (Diversified Financial Services)	64,953	339,805
Harmony Gold Mining Co., Ltd. (Metals & Mining) (a)	132,836	265,998
Investec, Ltd. (Capital Markets)	37,224	244,329
Kumba Iron Ore, Ltd. (Metals & Mining)	1,026	26,195
Liberty Holdings, Ltd. (Insurance)	5,291	42,611
MTN Group, Ltd. (Wireless Telecommunication Services)	67,275	441,424
Naspers, Ltd., Class N (Media)	6,769	1,551,429
Nedbank Group, Ltd. (Banks)	6,439	138,729
Old Mutual, Ltd. (Insurance)	79,371	139,967
Remgro, Ltd. (Diversified Financial Services)	7,803	124,154
Standard Bank Group, Ltd. (Banks)	5,148	75,684
Telkom S.A. SOC, Ltd. (Diversified Telecommunication Services)	75,248	380,786
		5,329,672
Taiwan 10.4%
Arcadyan Technology Corp. (Communications Equipment)	65,000	199,941
Asia Cement Corp. (Construction Materials)	316,000	374,923
Cathay Financial Holding Co., Ltd. (Insurance)	131,000	185,915
CTBC Financial Holding Co., Ltd. (Banks)	604,927	407,597
Far Eastern New Century Corp. (Industrial Conglomerates)	52,000	50,271
Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	247,000	283,007
Globalwafers Co., Ltd. (Semiconductors & Semiconductor Equipment)	38,000	358,706
Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	120,774	275,188
Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	315,000	377,325
President Chain Store Corp. (Food & Staples Retailing)	40,000	419,901
Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	71,000	201,296
Ruentex Industries, Ltd. (Textiles, Apparel & Luxury Goods)	122,200	326,169
Sino-American Silicon Products, Inc. (Semiconductors & Semiconductor Equipment) (a)	98,000	205,752
Ta Chen Stainless Pipe Co., Ltd. (Metals & Mining)	162,000	231,493
Taiwan Cement Corp. (Construction Materials)	346,200	420,896
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	367,000	2,640,073
TCI Co., Ltd. (Personal Products)	16,240	232,593
Uni-President Enterprises Corp. (Food Products)	141,000	329,994
Walsin Lihwa Corp. (Electrical Equipment)	437,000	248,930
Yageo Corp. (Electronic Equipment, Instruments & Components)	23,693	247,947
Yuanta Financial Holding Co., Ltd. (Capital Markets)	769,000	425,533
Zhen Ding Technology Holding, Ltd. (Electronic Equipment, Instruments & Components)	91,000	234,005
		8,677,455
Thailand 1.5%
Bangkok Bank PCL, NVDR (Banks)	12,800	88,085
Hana Microelectronics PCL NVDR (Electronic Equipment, Instruments & Components)	59,600	65,814
Krung Thai Bank PCL, NVDR (Banks)	89,800	56,911
PTT Global Chemical PCL, NVDR (Chemicals)	187,200	407,445
PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	393,700	611,169
		1,229,424
Total Common Stocks (Cost $75,289,012)		76,797,734

Exchange-Traded Funds 1.9%
United States 1.9%
iShares MSCI Turkey ETF (Capital Markets)	20,219	584,329
iShares MSCI Qatar ETF (Capital Markets)	26,220	508,406
iShares MSCI Emerging Markets ETF (Capital Markets)	11,215	483,366

Total Exchange-Traded Funds (Cost $1,496,419)		1,576,101

Preferred Stocks 5.9%
Brazil 4.2%
Banco Bradesco S.A. 2.54% (Banks)	31,700	393,382
Banco do Estado do Rio Grande do Sul S.A. 7.77% Class B (Banks)	38,500	248,067
Cia Brasileira de Distribuicao 1.43% (Food & Staples Retailing)	15,900	424,093
Cia Energetica de Minas Gerais 4.86% (Electric Utilities)	102,300	388,478
Cia Paranaense de Energia 3.37% Class B (Electric Utilities)	28,600	276,888
Gerdau S.A. 2.44% (Metals & Mining)	97,800	419,656
Itau Unibanco Holding S.A. 5.49% (Banks)	44,356	471,629
Petroleo Brasileiro S.A. 3.46% (Oil, Gas & Consumable Fuels)	63,100	442,558
Telefonica Brasil S.A. 8.51% (Diversified Telecommunication Services)	32,700	436,544
		3,501,295

Republic of Korea 1.7%
Hyundai Motor Co. 4.92% (Automobiles)	3,145	237,716
Hyundai Motor Co. 5.33% (Automobiles)	4,097	283,161
LG Household & Health Care, Ltd. 1.33% (Personal Products)	114	77,868
Samsung Electronics Co., Ltd. 3.77% (Technology Hardware, Storage & Peripherals)	24,145	813,767
		1,412,512

Total Preferred Stocks (Cost $4,175,531)		4,913,807

	Principal Amount
Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
United States 0.2%
MainStay U.S. Government Liquidity Fund, 2.24% (f)	146,139	146,139

Total Short-Term Investment (Cost $146,139)		146,139

Total Investments (Cost $81,107,101)	99.6%	83,433,781
Other Assets, Less Liabilities	0.4	347,883

Net Assets	100.0%	$83,781,664

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of January 31, 2019, the market value of securities loaned was $862,151 and the Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $909,794.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2019, the total market value of fair valued securities was $278,562, which represented 0.3% of the Fund's net assets.
(e)	Illiquid security - As of January 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $278,233, which represented 0.3% of the Fund's net assets.
(f)	Current yield as of January 31, 2019.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
MSCI	—Morgan Stanley Capital International
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$76,519,172	$278,562	$—	$76,797,734
Exchange-Traded Funds	1,576,101	—	—	1,576,101
Preferred Stocks	4,913,807	—	—	4,913,807
Short-Term Investment
Affiliated Investment Company	146,139	—	—	146,139
Total Investments in Securities	$83,155,219	$278,562	$—	$83,433,781

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Growth Fund
Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 99.0% †
Aerospace & Defense 2.8%
Boeing Co.	35,337	$13,626,654
Lockheed Martin Corp.	4,176	1,209,745
Northrop Grumman Corp.	118	32,515
Raytheon Co.	21,647	3,566,560
		18,435,474
Air Freight & Logistics 0.4%
FedEx Corp.	1,150	204,206
United Parcel Service, Inc., Class B	14,016	1,477,286
XPO Logistics, Inc. (a)	18,233	1,108,202
		2,789,694
Airlines 0.3%
JetBlue Airways Corp. (a)	26,202	471,374
United Continental Holdings, Inc. (a)	13,382	1,167,847
		1,639,221
Auto Components 0.1%
Aptiv PLC	12,067	954,862

Automobiles 0.1%
Tesla, Inc. (a)	2,262	694,479

Beverages 1.9%
Coca-Cola Co.	117,492	5,654,890
Monster Beverage Corp. (a)	452	25,873
PepsiCo., Inc.	62,903	7,087,281
		12,768,044
Biotechnology 6.0%
AbbVie, Inc.	105,156	8,442,975
Alkermes PLC (a)	19,360	636,363
Amgen, Inc.	43,412	8,122,820
Biogen, Inc. (a)	16,931	5,651,229
BioMarin Pharmaceutical, Inc. (a)	3,113	305,603
Celgene Corp. (a)	68,668	6,074,371
Exact Sciences Corp. (a)	24,396	2,197,592
Gilead Sciences, Inc.	83,879	5,872,369
Ionis Pharmaceuticals, Inc. (a)	3,189	184,962
Regeneron Pharmaceuticals, Inc. (a)	4,337	1,861,744
Sarepta Therapeutics, Inc. (a)	7,209	1,007,170
Vertex Pharmaceuticals, Inc. (a)	419	79,991
		40,437,189
Capital Markets 1.8%
Ameriprise Financial, Inc.	9,837	1,245,364
Cboe Global Markets, Inc.	10,862	1,013,099
Charles Schwab Corp.	10,160	475,183
CME Group, Inc.	13,800	2,515,464
Evercore, Inc., Class A	32,114	2,872,597
FactSet Research Systems, Inc.	2,281	498,695
Intercontinental Exchange, Inc.	5,079	389,864
LPL Financial Holdings, Inc.	41,697	2,934,218
S&P Global, Inc.	1,210	231,897
		12,176,381
Chemicals 1.0%
Celanese Corp.	16,822	1,610,875
CF Industries Holdings, Inc.	52,216	2,279,228
Linde PLC	4,118	671,275
Mosaic Co.	71,863	2,319,738
		6,881,116
Commercial Services & Supplies 0.7%
Clean Harbors, Inc. (a)	1,785	105,690
Republic Services, Inc.	30,031	2,303,678
Waste Management, Inc.	22,844	2,185,485
		4,594,853
Communications Equipment 0.9%
Arista Networks, Inc. (a)	2,993	642,837
F5 Networks, Inc. (a)	12,013	1,933,492
Juniper Networks, Inc.	53,626	1,391,058
Ubiquiti Networks, Inc.	17,100	1,850,391
		5,817,778
Consumer Finance 0.1%
American Express Co.	4,086	419,632

Containers & Packaging 0.2%
Berry Global Group, Inc. (a)	17,226	848,380
Silgan Holdings, Inc.	19,161	529,227
		1,377,607
Diversified Consumer Services 0.5%
Frontdoor, Inc. (a)	10,490	311,763
Graham Holdings Co., Class B	1,222	812,630
H&R Block, Inc.	84,238	1,987,174
		3,111,567
Diversified Financial Services 0.7%
Berkshire Hathaway, Inc., Class B (a)	23,761	4,883,836

Electrical Equipment 0.3%
Emerson Electric Co.	10,535	689,726
Rockwell Automation, Inc.	9,548	1,618,577
		2,308,303
Electronic Equipment, Instruments & Components 0.8%
CDW Corp.	33,289	2,771,975
Zebra Technologies Corp., Class A (a)	16,344	2,837,318
		5,609,293
Entertainment 2.3%
Cinemark Holdings, Inc.	11,201	458,345
Live Nation Entertainment, Inc. (a)	11,204	599,526
Netflix, Inc. (a)	21,935	7,446,933
Viacom, Inc., Class B	38,067	1,119,931
Walt Disney Co.	52,391	5,842,644
		15,467,379
Equity Real Estate Investment Trusts 1.6%
American Tower Corp.	9,663	1,670,153
Colony Capital, Inc.	269,724	1,637,225
Equity LifeStyle Properties, Inc.	6,429	680,702
Lamar Advertising Co., Class A	7,132	530,977
Omega Healthcare Investors, Inc.	62,548	2,513,804
Public Storage	1,651	350,871
Simon Property Group, Inc.	2,538	462,221
Uniti Group, Inc.	131,400	2,616,174
		10,462,127
Food & Staples Retailing 1.4%
Casey's General Stores, Inc.	10,941	1,407,888
Costco Wholesale Corp.	26,127	5,607,638
Sprouts Farmers Market, Inc. (a)	98,490	2,361,790
		9,377,316
Health Care Equipment & Supplies 1.6%
ABIOMED, Inc. (a)	2,251	790,259
Boston Scientific Corp. (a)	1,838	70,120
DexCom, Inc. (a)	14,409	2,032,101
Hill-Rom Holdings, Inc.	9,489	949,090
Intuitive Surgical, Inc. (a)	5,905	3,092,094
Stryker Corp.	4,470	793,738
Varian Medical Systems, Inc. (a)	23,483	3,100,460
		10,827,862
Health Care Providers & Services 4.8%
Centene Corp. (a)	27,245	3,557,380
Cigna Corp. (a)	15,813	3,159,596
Encompass Health Corp.	37,579	2,511,780
HCA Healthcare, Inc.	27,922	3,893,164
McKesson Corp.	4,707	603,673
Premier, Inc., Class A (a)	59,041	2,349,241
UnitedHealth Group, Inc.	58,666	15,851,553
		31,926,387
Health Care Technology 0.1%
Veeva Systems, Inc., Class A (a)	4,718	514,545

Hotels, Restaurants & Leisure 2.8%
Chipotle Mexican Grill, Inc. (a)	6,150	3,257,101
Darden Restaurants, Inc.	25,152	2,639,199
Domino's Pizza, Inc.	4	1,135
Dunkin' Brands Group, Inc.	358	24,484
Extended Stay America, Inc.	63,927	1,093,152
Starbucks Corp.	102,628	6,993,072
Wendy's Co.	141,505	2,450,867
Yum China Holdings, Inc.	63,307	2,307,540
		18,766,550
Household Products 0.4%
Church & Dwight Co., Inc.	27,288	1,763,078
Kimberly-Clark Corp.	6,198	690,333
		2,453,411
Independent Power & Renewable Electricity Producers 0.4%
AES Corp.	10,448	171,243
NRG Energy, Inc.	52,661	2,154,361
		2,325,604
Industrial Conglomerates 0.6%
3M Co.	13,827	2,769,548
Honeywell International, Inc.	8,267	1,187,389
		3,956,937
Insurance 1.8%
Alleghany Corp.	2,569	1,622,478
Athene Holding, Ltd., Class A (a)	53,616	2,300,126
AXIS Capital Holdings, Ltd.	22,191	1,188,328
Progressive Corp.	65,893	4,433,940
Travelers Cos., Inc.	18,902	2,372,957
		11,917,829
Interactive Media & Services 9.1%
Alphabet, Inc. (a)
Class C	16,426	18,337,494
Class A	16,139	18,170,739
Facebook, Inc., Class A (a)	117,417	19,572,240
IAC/InterActiveCorp (a)	12,390	2,617,759
TripAdvisor, Inc. (a)	42,885	2,460,741
		61,158,973
Internet & Direct Marketing Retail 6.9%
Amazon.com, Inc. (a)	21,534	37,011,132
Booking Holdings, Inc. (a)	3,246	5,949,301
Expedia Group, Inc.	24,808	2,958,354
		45,918,787
IT Services 9.8%
Accenture PLC, Class A	19,573	3,005,434
Akamai Technologies, Inc. (a)	41,812	2,721,961
Alliance Data Systems Corp.	9,316	1,654,428
Automatic Data Processing, Inc.	39,463	5,518,506
Booz Allen Hamilton Holding Corp.	52,296	2,569,302
Conduent, Inc. (a)	26,713	340,591
CoreLogic, Inc. (a)	16,465	597,680
Euronet Worldwide, Inc. (a)	19,549	2,248,331
First Data Corp., Class A (a)	18,911	466,156
Genpact, Ltd.	23,111	689,401
GoDaddy, Inc., Class A (a)	43,745	3,002,219
International Business Machines Corp.	16,160	2,172,227
Mastercard, Inc., Class A	48,351	10,208,347
PayPal Holdings, Inc. (a)	75,252	6,679,368
Sabre Corp.	106,247	2,441,556
Square, Inc., Class A (a)	15,055	1,074,174
VeriSign, Inc. (a)	19,942	3,375,582
Visa, Inc., Class A	107,674	14,537,067
Western Union Co.	127,804	2,332,423
		65,634,753
Life Sciences Tools & Services 1.4%
Bruker Corp.	35,668	1,250,520
Charles River Laboratories International, Inc. (a)	19,760	2,434,234
Illumina, Inc. (a)	9,720	2,719,559
PRA Health Sciences, Inc. (a)	25,467	2,698,738
Thermo Fisher Scientific, Inc.	668	164,108
		9,267,159
Machinery 1.3%
Allison Transmission Holdings, Inc.	56,305	2,740,364
Caterpillar, Inc.	10,710	1,426,144
Cummins, Inc.	19,344	2,845,696
Deere & Co.	2,238	367,032
Graco, Inc.	8,991	389,580
Illinois Tool Works, Inc.	721	99,001
Oshkosh Corp.	1,485	111,449
Toro Co.	14,654	871,913
		8,851,179
Media 1.4%
AMC Networks, Inc., Class A (a)	34,970	2,201,012
Cable One, Inc.	1,717	1,518,412
Charter Communications, Inc., Class A (a)	4,581	1,516,540
Interpublic Group of Cos., Inc.	92,877	2,112,951
Omnicom Group, Inc.	26,576	2,069,739
		9,418,654
Multi-Utilities 0.3%
Dominion Energy, Inc.	29,535	2,074,538

Multiline Retail 0.0% ‡
Nordstrom, Inc.	1,392	64,603

Oil, Gas & Consumable Fuels 0.2%
PBF Energy, Inc., Class A	42,592	1,559,719

Personal Products 0.2%
Estee Lauder Cos., Inc., Class A	1,871	255,242
Herbalife Nutrition, Ltd. (a)	15,946	951,976
		1,207,218
Pharmaceuticals 0.8%
Bristol-Myers Squibb Co.	3,392	167,463
Eli Lilly & Co.	28,692	3,439,023
Johnson & Johnson	8,698	1,157,530
Merck & Co., Inc.	7,688	572,218
Zoetis, Inc.	647	55,745
		5,391,979
Professional Services 0.6%
Robert Half International, Inc.	44,737	2,882,405
Verisk Analytics, Inc. (a)	9,721	1,141,343
		4,023,748
Road & Rail 1.2%
CSX Corp.	34,382	2,258,897
Genesee & Wyoming, Inc., Class A (a)	27,476	2,157,416
Schneider National, Inc., Class B	5,780	122,767
Union Pacific Corp.	22,054	3,508,130
		8,047,210
Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc. (a)	7,135	174,165
Applied Materials, Inc.	11,956	467,240
Broadcom, Inc.	9,350	2,508,138
Intel Corp.	45,882	2,161,960
KLA-Tencor Corp.	5,311	565,993
Lam Research Corp.	24,200	4,103,836
Micron Technology, Inc. (a)	111,490	4,261,148
NVIDIA Corp.	23,126	3,324,363
ON Semiconductor Corp. (a)	87,672	1,756,947
Texas Instruments, Inc.	31,986	3,220,350
Xilinx, Inc.	6,065	678,916
		23,223,056
Software 11.6%
Adobe, Inc. (a)	24,436	6,055,730
Cadence Design Systems, Inc. (a)	65,789	3,159,846
Citrix Systems, Inc.	27,378	2,807,340
Fortinet, Inc. (a)	38,981	2,984,775
Intuit, Inc.	1,874	404,447
LogMeIn, Inc.	2,019	187,807
Manhattan Associates, Inc. (a)	52,437	2,557,353
Microsoft Corp.	398,733	41,639,687
Nuance Communications, Inc. (a)	33,383	529,788
Oracle Corp.	61,544	3,091,355
Red Hat, Inc. (a)	8,964	1,594,158
salesforce.com, Inc. (a)	37,127	5,642,190
Symantec Corp.	77,821	1,635,797
Tableau Software, Inc., Class A (a)	553	70,696
Teradata Corp. (a)	63,267	2,807,789
VMware, Inc., Class A	17,797	2,688,593
		77,857,351
Specialty Retail 4.9%
Advance Auto Parts, Inc.	14,726	2,344,379
AutoZone, Inc. (a)	3,741	3,169,899
Burlington Stores, Inc. (a)	13,776	2,365,477
Home Depot, Inc.	47,805	8,773,652
L Brands, Inc.	46,424	1,292,444
Lowe's Cos., Inc.	19,106	1,837,233
Michaels Cos., Inc. (a)	5,548	76,895
O'Reilly Automotive, Inc. (a)	7,849	2,705,236
TJX Cos., Inc.	17,259	858,290
Tractor Supply Co.	31,207	2,665,078
Ulta Beauty, Inc. (a)	11,937	3,484,649
Urban Outfitters, Inc. (a)	15,036	485,663
Williams-Sonoma, Inc.	44,467	2,420,339
		32,479,234
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	252,969	42,104,160
Dell Technologies, Inc., Class C (a)	38,518	1,871,590
NetApp, Inc.	32,310	2,060,409
		46,036,159
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Class B	35,141	2,877,345
Ralph Lauren Corp.	10,730	1,246,182
		4,123,527
Tobacco 0.4%
Altria Group, Inc.	58,359	2,880,017

Trading Companies & Distributors 0.9%
United Rentals, Inc. (a)	24,826	3,109,705
W.W. Grainger, Inc.	9,977	2,947,106
		6,056,811
Wireless Telecommunication Services 0.6%
Sprint Corp. (a)	175,921	1,097,747
Telephone & Data Systems, Inc.	65,066	2,356,691
United States Cellular Corp. (a)	11,426	657,909
		4,112,347
Total Common Stocks (Cost $508,824,634)		662,282,298

Exchange-Traded Funds 1.1%
Banks 1.1%
iShares Russell 1000 Growth ETF	51,866	7,391,424

Total Exchange-Traded Funds (Cost $6,511,471)		7,391,424

Short-Term Investment 0.0%‡
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 2.24% (b)	13,786	13,786

Total Short-Term Investment (Cost $13,786)		13,786

Total Investments (Cost $515,349,891)	100.1%	669,687,508
Other Assets, Less Liabilities	(0.1)	(482,669)
Net Assets	100.0%	$669,204,839

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2019.

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$662,282,298	$—	$—	$662,282,298
Exchange-Traded Funds	7,391,424	—	—	7,391,424
Short-Term Investment
Affiliated Investment Company	13,786	—	—	13,786
Total Investments in Securities	$669,687,508	$—	$—	$669,687,508

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay High Yield Municipal Bond Fund
Portfolio of Investments January 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 98.8% †
Municipal Bonds 98.8%
Alabama 1.0%
Alabama Special Care Facilities Financing Authority-Birmingham AL, Methodist Home for the Aging, Revenue Bonds Series S 5.75%, due 6/1/45	$1,250,000	$1,324,888
County of Jefferson AL, Sewer, Revenue Bonds
Senior Lien-Series A, Insured: AGM 5.50%, due 10/1/53	11,960,000	13,190,445
Series D 6.00%, due 10/1/42	2,500,000	2,857,400
Industrial Development Board of the City of Mobile Alabama, Pollution Control Electric Power Co.-Barry Plant, Revenue Bonds 1st Series 1.71%, due 6/1/34 (a)	20,000,000	20,000,000
Montgomery Educational Building Authority, Faulkner University, Revenue Bonds Series A 5.00%, due 10/1/43	5,080,000	5,275,986
West Jefferson Industrial Development Board, Solid Waste Disposal, Revenue Bonds 1.70%, due 12/1/38 (a)(b)	11,800,000	11,800,000
		54,448,719
Alaska 0.5%
Alaska State Housing Finance Corp., Revenue Bonds Series A 1.68%, due 6/1/32 (a)(b)	14,365,000	14,365,000
Northern Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/46	16,560,000	15,307,236
		29,672,236
Arizona 1.2%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds Series B 1.53%, due 1/1/46 (a)	7,350,000	7,350,000
Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	7,945,000	8,377,764
Arizona Industrial Development Authority, Revenue Bonds Series B 5.00%, due 3/1/37 (c)	3,280,000	3,317,261
Arizona Industrial Development Authority, American Charter Schools, Revenue Bonds (c)
6.00%, due 7/1/37	3,035,000	3,213,337
6.00%, due 7/1/47	4,785,000	4,989,846
Arizona Industrial Development Authority, Basis Schools Projects, Revenue Bonds (c)
Series G 5.00%, due 7/1/47	1,000,000	1,010,900
Series A 5.375%, due 7/1/50	1,500,000	1,540,935
Florence Town, Inc. Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds 6.00%, due 7/1/43	2,450,000	2,550,646
Industrial Development Authority of the City of Phoenix, Basis Schools Projects, Revenue Bonds (c)
Series A 5.00%, due 7/1/35	1,700,000	1,742,993
Series A 5.00%, due 7/1/46	4,120,000	4,158,028
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student LLC, Revenue Bonds Series A 5.00%, due 7/1/37	1,000,000	1,084,260
Industrial Development Authority of the City of Phoenix, Great Hearts Academies, Revenue Bonds 6.40%, due 7/1/47	1,000,000	1,108,920
Industrial Development Authority of the City of Phoenix, Villa Montessori, Inc., Revenue Bonds 5.00%, due 7/1/45	1,150,000	1,170,757
Industrial Development Authority of the County of Pima, American Leadership AC, Revenue Bonds 5.625%, due 6/15/45 (c)	3,985,000	4,092,834
Industrial Development Authority of the County of Pima, Charter Schools Project, Revenue Bonds Series Q 5.375%, due 7/1/31	1,945,000	2,057,149
Industrial Development Authority of the County of Pima, Paradise Education Center Project, Revenue Bonds 6.10%, due 6/1/45	1,100,000	1,115,763
Industrial Development Authority of the County of Yavapai, Agribusiness & Equine Center, Revenue Bonds 7.875%, due 3/1/42	500,000	561,585
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds 5.00%, due 7/1/35	3,000,000	3,070,710
Phoenix Industrial Development Authority, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	965,000	964,990
Pima County Industrial Development Authority, American Leadership Academy Project, Revenue Bonds 5.00%, due 6/15/47 (c)	4,150,000	4,015,374
Pinal County Industrial Development Authority, Environmental Facilities, Revenue Bonds 7.25%, due 10/1/33 (b)(c)	3,300,000	3,284,820
Tempe Industrial Development Authority, Revenue Bonds Series A 6.125%, due 10/1/47 (c)	2,800,000	3,018,960
		63,797,832
Arkansas 0.1%
Arkansas Development Finance Authority, Revenue Bonds
Series C 5.00%, due 2/1/33	1,425,000	1,567,101
Series C 5.00%, due 2/1/35	1,170,000	1,277,324
Little Rock Metrocentre Improvement District No.1, Little Rock Newspapers, Inc., Revenue Bonds 1.66%, due 12/1/25 (a)	1,400,000	1,400,000
		4,244,425
California 11.5%
Alameda Corridor Transportation Authority, Revenue Bonds Series 1999-A, Insured: NATL-RE (zero coupon), due 10/1/35	3,440,000	1,840,469
Anaheim Public Financing Authority, Public Improvements Project, Revenue Bonds Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	12,000,000	12,025,320
Antelope Valley Healthcare District, Revenue Bonds Series A 5.00%, due 3/1/46	1,095,000	1,100,136
Bassett Unified School District, Unlimited General Obligation
Series C, Insured: NATL-RE (zero coupon), due 8/1/41	2,050,000	830,127
Series C, Insured: NATL-RE (zero coupon), due 8/1/42	2,000,000	769,060
California County Tobacco Securitization Agency, Revenue Bonds
5.125%, due 6/1/38	4,225,000	4,235,393
Series A 5.125%, due 6/1/38	3,500,000	3,508,610
5.25%, due 6/1/46	3,275,000	3,208,157
5.65%, due 6/1/41	8,600,000	8,603,698
California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Revenue Bonds (a)
Series A 4.00%, due 11/1/26	26,090,000	26,090,000
Series B 4.00%, due 11/1/26	6,475,000	6,475,000
California Municipal Finance Authority, Baptist University, Revenue Bonds (c)
Series A 5.375%, due 11/1/40	3,000,000	3,274,770
Series A 5.50%, due 11/1/45	6,000,000	6,575,100
California Municipal Finance Authority, Community Hospitals Center, Certificates of Participation 5.50%, due 2/1/39	1,640,000	1,640,000
California Municipal Finance Authority, LAX Integrated Express Solutions Project, Revenue Bonds (b)
Insured: AGM 3.25%, due 12/31/32	6,715,000	6,545,715
Series A 5.00%, due 12/31/43	6,255,000	6,833,400
Series A 5.00%, due 12/31/47	30,445,000	33,134,511
Series B 5.00%, due 6/1/48	2,000,000	2,173,760
California Municipal Finance Authority, NorthBay Healthcare, Revenue Bonds Series A 5.00%, due 11/1/47	5,515,000	5,759,204
California Municipal Finance Authority, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/46 (c)	1,165,000	1,199,088
California Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	1,525,000	1,541,912
California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	1,000,000	1,099,720
California Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 6.25%, due 6/1/40	500,000	531,030
California Municipal Finance Authority, West Village Student Housing Project, Revenue Bonds 5.00%, due 5/15/51	40,000,000	43,344,000
California Pollution Control Finance Authority, Pacific Gas & Electric Co., Revenue Bonds Series F 3.25%, due 11/1/26 (a)	12,100,000	12,100,000
California School Finance Authority, Classical Academies Project, Revenue Bonds Series A-1 7.375%, due 10/1/43	1,000,000	1,173,810
California School Finance Authority, High Tech High Learning Project, Revenue Bonds Series A 5.00%, due 7/1/49 (c)	3,000,000	3,164,070
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A 6.375%, due 11/1/43	3,535,000	3,988,434
7.50%, due 11/1/41	1,000,000	1,158,190
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (c)
Series A 5.00%, due 6/1/36	2,250,000	2,410,695
Series A 5.00%, due 6/1/46	2,000,000	2,116,680
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.625%, due 11/1/33	680,000	748,204
5.875%, due 11/1/43	435,000	477,360
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds
Series A 5.00%, due 12/1/41 (c)	1,700,000	1,782,705
Series A 5.00%, due 12/1/46 (c)	4,545,000	4,742,844
Series A 5.25%, due 12/1/56 (c)	20,000,000	21,079,000
5.50%, due 12/1/54	3,800,000	4,066,874
Series A 5.50%, due 12/1/58 (c)	22,250,000	24,228,470
California Statewide Communities Development Authority, Methodist Hospital of Southern California Project, Revenue Bonds 5.00%, due 1/1/43	7,500,000	8,180,400
California Statewide Communities Development Authority, Redlands Community Hospital Obligated Group, Revenue Bonds 5.00%, due 10/1/46	1,560,000	1,704,971
California Statewide Communities Development Authority, Stars Citrus, Certificates of Participation Insured: NATL-RE 6.25%, due 4/1/28 (d)	200,000	200,000
California Statewide Communities Development Authority, University of California, Irvine Campus Apartments, Revenue Bonds Series A 5.00%, due 5/15/50	2,000,000	2,188,360
California Statewide Financing Authority, Turbo Pooled Program C, Revenue Bonds (zero coupon), due 6/1/55	128,700,000	5,375,799
Cathedral City Public Financing Authority, Tax Allocation
Series A, Insured: NATL-RE (zero coupon), due 8/1/23	925,000	834,701
Series A, Insured: NATL-RE (zero coupon), due 8/1/26	1,085,000	883,581
City of San Buenaventura CA, Community Memorial Health System, Revenue Bonds 7.50%, due 12/1/41	6,150,000	6,715,677
Davis Redevelopment Agency, Davis Redevelopment Project, Tax Allocation Series A 7.00%, due 12/1/36	1,375,000	1,568,174
Del Mar Race Track Authority, Revenue Bonds 5.00%, due 10/1/35	1,665,000	1,790,741
Fontana Unified School District, Unlimited General Obligation
Series C (zero coupon), due 8/1/38	10,000,000	3,767,600
Series C (zero coupon), due 8/1/39	17,900,000	6,342,507
Series C (zero coupon), due 8/1/43	16,000,000	4,454,880
Series C (zero coupon), due 8/1/44	8,000,000	2,103,200
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A 6.00%, due 1/15/49	1,500,000	1,718,790
Series C 6.50%, due 1/15/43	5,000,000	5,761,650
Fresno Unified School District, Election 2001, Unlimited General Obligation Series G (zero coupon), due 8/1/41	10,000,000	2,395,300
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A-2 5.30%, due 6/1/37	20,365,000	20,369,073
Golden State Tobacco Securitization Corp., Revenue Bonds
Series B (zero coupon), due 6/1/47	625,000,000	102,375,000
Series A-1 5.00%, due 6/1/47	18,210,000	17,253,975
Series A-2 5.00%, due 6/1/47	6,000,000	5,685,000
Series A-1 5.25%, due 6/1/47	6,500,000	6,414,200
Hayward Unified School District, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/37	6,135,000	1,783,383
Inland Empire Tobacco Securitization Authority, Revenue Bonds Series E (zero coupon), due 6/1/57 (c)	30,000,000	974,700
Mendocino-Lake Community College District, Unlimited General Obligation
Series B, Insured: AGM (zero coupon), due 8/1/39	8,400,000	2,130,408
Series B, Insured: AGM (zero coupon), due 8/1/51	40,000,000	3,789,600
Northern California Gas Authority No.1, Gas Project, Revenue Bonds Series B 2.594%, due 7/1/27 (d)	38,575,000	37,724,035
Riverside County Transportation Commission, Revenue Bonds Senior Lien-Series A 5.75%, due 6/1/48	1,480,000	1,611,261
Rohnerville School District, Unlimited General Obligation
Series B, Insured: AGM (zero coupon), due 8/1/42	1,000,000	393,200
Series B, Insured: AGM (zero coupon), due 8/1/47	1,000,000	313,770
San Francisco City & County Redevelopment Agency, District #6 Mission Bay Public, Special Tax
Series C (zero coupon), due 8/1/37	5,015,000	1,906,302
Series C (zero coupon), due 8/1/38	2,000,000	710,460
San Francisco City & County Redevelopment Agency, Mission Bay South Redevelopment, Tax Allocation Series D 7.00%, due 8/1/41	435,000	481,593
San Joaquin Hills Transportation Corridor Agency, Junior Lien, Revenue Bonds
Series B 5.25%, due 1/15/44	16,500,000	17,762,580
Series B 5.25%, due 1/15/49	4,220,000	4,531,774
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds Senior Lien-Series A 5.00%, due 1/15/50	18,150,000	19,479,306
Santa Ana Unified School District, Election 2008, Unlimited General Obligation Series B, Insured: AGC (zero coupon), due 8/1/47	25,000,000	7,233,000
Sierra Kings Health Care District, Unlimited General Obligation 5.00%, due 8/1/37	2,465,000	2,714,113
Stockton East Water District, Certificates of Participation
Series B, Insured: NATL-RE (zero coupon), due 4/1/26	100,000	65,345
Series B, Insured: NATL-RE (zero coupon), due 4/1/27	140,000	86,080
Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds
Insured: NATL-RE 4.80%, due 9/1/20	125,000	125,198
Insured: NATL-RE 5.125%, due 9/1/30	2,900,000	2,899,942
Insured: NATL-RE 5.25%, due 9/1/23	345,000	345,083
Insured: NATL-RE 5.25%, due 9/1/24	100,000	100,021
Insured: NATL-RE 5.25%, due 9/1/34	350,000	349,993
Insured: NATL-RE 5.375%, due 9/1/21	175,000	175,068
Stockton Unified School District, Election 2008, Unlimited General Obligation
Series D, Insured: AGM (zero coupon), due 8/1/42	9,080,000	3,572,889
Series B (zero coupon), due 6/1/50	16,260,000	2,342,416
Tobacco Securitization Authority of Northern California, Revenue Bonds
Series A-1 5.125%, due 6/1/46	18,160,000	18,160,182
Series A-1 5.375%, due 6/1/38	2,470,000	2,480,991
Series A-1 5.50%, due 6/1/45	5,100,000	5,122,695
Turlock Public Financing Authority, Tax Allocation 7.50%, due 9/1/39	500,000	560,840
West Contra Costa Healthcare District, Certificates of Participation 6.25%, due 7/1/42	5,000,000	5,357,800
Westminster School District, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/53	20,000,000	2,191,400
		621,134,523
Colorado 2.2%
Arista Metropolitan District, Limited General Obligation Series A 5.125%, due 12/1/48	3,500,000	3,552,710
Arkansas River Power Authority, Revenue Bonds
Series A 5.00%, due 10/1/38	1,000,000	1,077,750
Series A 5.00%, due 10/1/43	14,675,000	15,646,485
Belleview Station Metropolitan District No.2, Limited General Obligation 5.125%, due 12/1/46	2,375,000	2,407,632
Central Platte Valley Metropolitan District, Unlimited General Obligation
5.00%, due 12/1/43	1,250,000	1,307,637
Series A 5.375%, due 12/1/33	1,500,000	1,670,265
City & County of Denver CO, United Airlines Project, Revenue Bonds 5.00%, due 10/1/32 (b)	7,000,000	7,376,600
Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds
5.00%, due 12/1/35	3,500,000	3,785,075
Series A 5.00%, due 12/1/48	7,500,000	8,146,275
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project, Revenue Bonds Series A 5.25%, due 5/15/47	2,000,000	2,129,620
Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds Series A 5.75%, due 2/1/44	4,175,000	4,516,348
Colorado International Center Metropolitan District No. 14, Limited General Obligation 5.875%, due 12/1/46	2,500,000	2,610,400
Denver Health & Hospital Authority, 550 Acoma, Inc., Certificates of Participation 5.00%, due 12/1/48	1,755,000	1,899,296
Denver Health & Hospital Authority, Revenue Bonds Series A 5.25%, due 12/1/45	4,250,000	4,548,137
Dominion Water & Sanitation District, Revenue Bonds
Senior Lien 5.75%, due 12/1/36	9,935,000	10,492,652
6.00%, due 12/1/46	1,000,000	1,055,020
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE (zero coupon), due 9/1/22	5,000,000	4,597,750
Series B, Insured: NATL-RE (zero coupon), due 9/1/25	245,000	205,658
Series B, Insured: NATL-RE (zero coupon), due 9/1/26	4,540,000	3,672,270
Series B, Insured: NATL-RE (zero coupon), due 9/1/27	735,000	478,595
Series B, Insured: NATL-RE (zero coupon), due 9/1/28	1,405,000	859,804
Series B, Insured: NATL-RE (zero coupon), due 9/1/29	4,510,000	3,207,106
Series B, Insured: NATL-RE (zero coupon), due 9/1/30	500,000	338,060
Series B, Insured: NATL-RE (zero coupon), due 9/1/35	2,245,000	1,082,225
Series B, Insured: NATL-RE (zero coupon), due 9/1/37	1,170,000	505,300
Series B, Insured: NATL-RE (zero coupon), due 9/1/39	515,000	199,331
(zero coupon), due 9/1/40	5,250,000	2,173,342
(zero coupon), due 9/1/41	3,925,000	1,549,433
Eagle County Airport Terminal Corp., Revenue Bonds Series B 5.00%, due 5/1/33 (b)	2,435,000	2,701,779
Fountain Urban Renewal Authority, Improvement-South Academy Highland, Tax Allocation Series A 5.25%, due 11/1/37	1,900,000	1,910,545
Park Creek Metropolitan District, Senior Ltd., Property, Tax Allocation Senior Lien-Series A 5.00%, due 12/1/45	4,000,000	4,320,920
Southglenn Metropolitan District, Special Revenue, Limited General Obligation 5.00%, due 12/1/46	2,100,000	2,078,055
Sterling Ranch Community Authority Board, Revenue Bonds Series A 5.00%, due 12/1/47	3,500,000	3,483,865
Villages at Castle Rock CO, Metropolitan District No.6, Cobblestone Ranch Project, Limited General Obligation Series 2 (zero coupon), due 12/1/37	40,000,000	10,961,200
		116,547,140
Connecticut 0.3%
City of Hartford CT, Unlimited General Obligation
Series B 5.00%, due 4/1/26	60,000	65,540
Series B 5.00%, due 4/1/27	500,000	542,880
Series B 5.00%, due 4/1/30	640,000	688,890
Series B 5.00%, due 4/1/33	100,000	106,591
Connecticut State Health & Educational Facility Authority, Church Home of Hartford, Inc., Revenue Bonds Series A 5.00%, due 9/1/53 (c)	1,500,000	1,505,565
Connecticut State Health & Educational Facility Authority, University of New Haven, Revenue Bonds Series K-3 5.00%, due 7/1/48	3,695,000	3,946,334
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds Series A 5.00%, due 2/1/36	1,475,000	1,396,264
State of Connecticut, Bradley International Airport, Revenue Bonds Series A, Insured: ACA 6.60%, due 7/1/24 (b)	2,075,000	2,081,225
State of Connecticut, Unlimited General Obligation
Series C 5.00%, due 6/15/28	5,000,000	5,828,700
Series E 5.00%, due 9/15/37	2,250,000	2,484,742
		18,646,731
Delaware 0.7%
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
4.25%, due 6/1/38	2,235,000	2,208,761
4.375%, due 6/1/48	9,650,000	9,515,961
5.00%, due 6/1/37	1,000,000	1,092,430
5.00%, due 6/1/43	5,000,000	5,402,650
Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds 5.00%, due 7/1/32	3,855,000	4,118,451
Kent County DE, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A 5.00%, due 7/1/40	1,050,000	1,117,473
Series A 5.00%, due 7/1/48	1,250,000	1,319,825
Series A 5.00%, due 7/1/53	4,340,000	4,565,984
Series A 5.00%, due 7/1/58	6,950,000	7,254,341
		36,595,876
District of Columbia 1.3%
District of Columbia, Center Strategic & International Studies, Revenue Bonds 6.625%, due 3/1/41	1,000,000	1,098,680
District of Columbia, Friendship Public Charter School, Revenue Bonds 5.00%, due 6/1/46	1,400,000	1,488,970
District of Columbia, Howard University, Revenue Bonds Series A 6.50%, due 10/1/41	885,000	923,356
District of Columbia, Methodist Home, Revenue Bonds Series A-R 5.25%, due 1/1/39	1,015,000	959,835
District of Columbia, Provident Group-Howard Properties, Revenue Bonds
5.00%, due 10/1/30	1,000,000	1,024,090
5.00%, due 10/1/45	5,355,000	5,368,816
District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds Series A (zero coupon), due 6/15/46	85,000,000	13,152,900
District of Columbia, Unrefunded-Howard University, Revenue Bonds Series A 6.25%, due 10/1/32	1,400,000	1,466,206
Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail & Capital, Revenue Bonds 5.00%, due 10/1/53	40,000,000	41,329,600
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds 2nd Senior Lien (zero coupon), due 10/1/39	5,005,000	2,012,160
		68,824,613
Florida 1.9%
Capital Projects Finance Authority, Revenue Bonds Series F-1, Insured: NATL-RE 5.00%, due 10/1/31	4,120,000	4,146,821
Capital Trust Agency, Inc., Odyssey Charter School, Revenue Bonds Series A 5.50%, due 7/1/47 (c)	2,000,000	1,941,180
Celebration Pointe Community Development District, Special Assessment 5.125%, due 5/1/45	2,750,000	2,756,655
City of Atlantic Beach FL, Fleet Landing Project, Revenue Bonds Series B 5.625%, due 11/15/43	1,500,000	1,622,640
City of Atlantic Beach Health Care Facilities, Fleet Landing Project, Revenue Bonds
Series B-2 3.00%, due 11/15/23	3,500,000	3,508,225
Series B-1 3.25%, due 11/15/24	2,155,000	2,160,862
Series A 5.00%, due 11/15/48	3,000,000	3,158,700
City of Orlando FL, Unrefunded Third Lien, Tourist Development Tax, Revenue Bonds Insured: AGC 5.50%, due 11/1/38	810,000	812,260
City of Tallahassee FL, Memorial Healthcare, Inc., Revenue Bonds Series A 5.00%, due 12/1/55	7,500,000	7,962,075
Collier County Educational Facilities Authority, Marian University Project, Revenue Bonds
5.25%, due 6/1/28	2,250,000	2,367,855
6.125%, due 6/1/43	2,500,000	2,654,850
County of Bay FL, Bay Haven Charter Academy, Inc., Revenue Bonds
Series A 5.00%, due 9/1/45	250,000	256,772
Series A 6.00%, due 9/1/40	1,000,000	1,031,590
County of St. Lucie FL, Power & Light Co. Project, Revenue Bonds 1.68%, due 9/1/28 (a)	6,200,000	6,200,000
Escambia County, Gulf Power Co. Project, Revenue Bonds 2nd Series 1.67%, due 4/1/39 (a)	11,400,000	11,400,000
Florida Development Finance Corp., Florida Charter Foundation, Inc. Projects, Revenue Bonds Series A 4.75%, due 7/15/36 (c)	4,605,000	4,363,974
Florida State Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds 4.00%, due 3/1/47	6,620,000	6,236,040
Lee County Industrial Development Authority, Preserve Project, Revenue Bonds Series A 5.75%, due 12/1/52 (c)	4,500,000	4,521,195
Martin County Health Facilities Authority, Martin Memorial Medical Center, Revenue Bonds 5.00%, due 11/15/45	3,500,000	3,682,525
Miami Beach Health Facilities Authority, Sinai Medical Center Florida, Revenue Bonds
5.00%, due 11/15/29	1,825,000	1,984,414
5.00%, due 11/15/39	2,230,000	2,361,637
Mid-Bay Bridge Authority, Revenue Bonds
Series A 5.00%, due 10/1/35	1,500,000	1,641,045
Series C 5.00%, due 10/1/40	1,000,000	1,072,590
Series A 7.25%, due 10/1/40	2,500,000	2,851,325
North Sumter County Utility Dependent District, Revenue Bonds 6.25%, due 10/1/43	1,500,000	1,603,425
Osceola County Expressway Authority, Poinciana, Revenue Bonds Senior Lien 6.00%, due 10/1/36	4,000,000	3,341,520
Osceola County Expressway Authority, Revenue Bonds Senior Lien-Series A 5.375%, due 10/1/47	11,170,000	11,899,513
Pinellas County Educational Facilities Authority, Pinellas Academy Math & Science Project, Revenue Bonds Series A 5.00%, due 12/15/48 (c)	3,280,000	3,312,898
		100,852,586
Georgia 2.1%
Appling County Development Authority, Georgia Power Co., Plant Hatch Project, Revenue Bonds (a)
1.73%, due 9/1/29	8,900,000	8,900,000
1.73%, due 9/1/41	17,150,000	17,150,000
Burke County Development Authority, Georgia Power Co., Vogtle Project, Revenue Bonds (a)
1st Series 1.73%, due 7/1/49	1,900,000	1,900,000
1.76%, due 11/1/52	20,555,000	20,555,000
1.78%, due 11/1/52 (b)	18,450,000	18,450,000
Cedartown Polk County Hospital Authority, Antic Certs-Polk Medical Center, Revenue Bonds 5.00%, due 7/1/39	8,100,000	8,743,950
Cobb County Development Authority, Kennesaw State University, Revenue Bonds Junior Lien 5.00%, due 7/15/38	2,390,000	2,512,105
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds 5.00%, due 7/1/36	4,000,000	4,168,160
Gainesville & Hall County Development Authority, Educational Facilities, Riverside Military Academy, Revenue Bonds 5.125%, due 3/1/52	1,500,000	1,548,435
Heard County Development Authority, Georgia Power Co. Plant Wansley, Revenue Bonds 1.75%, due 9/1/26 (a)	500,000	500,000
Marietta Development Authority, University Facilities-Life University, Inc. Project, Revenue Bonds Series A 5.00%, due 11/1/37 (c)	3,750,000	3,928,200
Monroe County Development Authority, Georgia Power Co., Scherer Project, Revenue Bonds 1.73%, due 11/1/48 (a)	20,175,000	20,175,000
Private Colleges & Universities Authority, Mercer University Project, Revenue Bonds 5.00%, due 10/1/45	6,000,000	6,297,300
		114,828,150
Guam 1.4%
Antonio B. Won Pat International Airport Authority, Revenue Bonds Series C 6.375%, due 10/1/43 (b)	3,000,000	3,409,020
Guam Government Waterworks Authority, Water & Wastewater Systems Revenue, Revenue Bonds 5.00%, due 7/1/40	9,020,000	9,625,152
Guam Government, Waterworks Authority, Revenue Bonds
5.00%, due 1/1/46	4,200,000	4,419,324
5.50%, due 7/1/43	13,565,000	14,448,217
Port Authority of Guam, Revenue Bonds Series A 5.00%, due 7/1/48	5,200,000	5,668,052
Territory of Guam, Business Privilege Tax, Revenue Bonds Series A 5.00%, due 1/1/20	350,000	357,070
Territory of Guam, Revenue Bonds
Series D 5.00%, due 11/15/29	1,415,000	1,540,270
Series D 5.00%, due 11/15/39	25,750,000	27,077,155
Series A 5.125%, due 1/1/42	3,420,000	3,514,118
Series A 6.50%, due 11/1/40	3,990,000	4,275,086
		74,333,464
Hawaii 0.1%
State of Hawaii Department of Budget & Finance, Hawaii Pacific University, Revenue Bonds
6.625%, due 7/1/33	2,085,000	2,173,071
Series A 6.875%, due 7/1/43	1,045,000	1,083,529
State of Hawaii Department of Budget & Finance, Revenue Bonds 5.00%, due 1/1/45 (c)	1,500,000	1,412,745
		4,669,345
Idaho 0.0% ‡
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds 5.00%, due 9/1/37	1,000,000	1,060,070

Illinois 13.1%
Chicago Board of Education Dedicated Capital Improvement, Unlimited General Obligation (c)
Series B 7.00%, due 12/1/42	10,000,000	11,835,500
Series A 7.00%, due 12/1/46	4,000,000	4,715,000
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/35	1,615,000	1,750,628
5.00%, due 4/1/36	1,270,000	1,371,575
5.00%, due 4/1/42	8,500,000	9,058,705
Chicago Board of Education, School Reform Board, Unlimited General Obligation Series A-A, Insured: AGC 5.50%, due 12/1/26	19,400,000	22,321,640
Chicago Board of Education, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE (zero coupon), due 12/1/27	5,105,000	3,646,195
Series B-1, Insured: NATL-RE (zero coupon), due 12/1/30	11,785,000	7,267,574
Series A, Insured: NATL-RE (zero coupon), due 12/1/31	170,000	99,506
Series B-1, Insured: NATL-RE (zero coupon), due 12/1/31	675,000	395,098
Chicago Board of Education, Special Tax 6.00%, due 4/1/46	35,000,000	39,908,050
Chicago Board of Education, Unlimited General Obligation
Series F 5.00%, due 12/1/31	21,515,000	21,715,089
Series B 5.00%, due 12/1/33	2,050,000	2,086,244
Series G 5.00%, due 12/1/34	5,000,000	5,180,100
Series H 5.00%, due 12/1/36	7,000,000	7,200,760
Series A 5.00%, due 12/1/41	1,675,000	1,677,496
Series A 5.00%, due 12/1/42	21,065,000	21,136,200
Series D 5.00%, due 12/1/46	6,500,000	6,554,795
Series H 5.00%, due 12/1/46	7,000,000	7,044,170
Series C 5.25%, due 12/1/39	1,405,000	1,438,846
Series A 5.25%, due 12/1/41	5,295,000	5,337,413
Series A 5.50%, due 12/1/39	6,995,000	7,111,327
Series A 7.00%, due 12/1/44	11,375,000	13,029,266
Chicago O'Hare International Airport Special Facility, AMT-Trips Obligated Group, Revenue Bonds (b)
5.00%, due 7/1/38	1,500,000	1,653,690
5.00%, due 7/1/48	5,000,000	5,437,700
Chicago O'Hare International Airport Special Facility, Lufthansa German Project, Revenue Bonds 1.52%, due 5/1/35 (a)(b)	40,000,000	40,000,000
Chicago Transit Authority, Second Lien, Revenue Bonds 5.00%, due 12/1/46	7,500,000	8,040,900
City of Chicago IL, City Colleges, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 1/1/34	300,000	157,941
City of Chicago IL, Sales Tax, Revenue Bonds
Series A 5.25%, due 1/1/38	11,550,000	12,684,325
Series A 5.00%, due 1/1/41	10,000,000	10,911,500
City of Chicago IL, Unlimited General Obligation
Series C 5.00%, due 1/1/40	285,000	285,402
Series A 6.00%, due 1/1/38	34,385,000	38,462,717
Series A 4.625%, due 1/1/32	145,000	145,093
Series A, Insured: NATL-RE 5.00%, due 1/1/32	490,000	491,318
Series C 5.00%, due 1/1/34	315,000	315,580
Series A 5.00%, due 1/1/35	13,020,000	13,395,757
Series A 5.00%, due 1/1/36	3,250,000	3,336,548
Series A 5.25%, due 1/1/35	5,000,000	5,079,500
Series B 5.50%, due 1/1/31	2,360,000	2,524,044
Series 2005D 5.50%, due 1/1/37	3,500,000	3,711,330
Series 2005D 5.50%, due 1/1/40	1,245,000	1,310,885
Series A 5.75%, due 1/1/34	3,850,000	4,261,526
City of Chicago IL, Waterworks Second Lien, Revenue Bonds 4.00%, due 11/1/37	15,000,000	15,019,950
City of Romeoville IL, Lewis University, Revenue Bonds
Series B 4.125%, due 10/1/41	1,000,000	960,760
Series B 4.125%, due 10/1/46	2,100,000	1,985,529
Series B 5.00%, due 10/1/36	1,000,000	1,057,970
Series B 5.00%, due 10/1/39	1,275,000	1,338,954
Illinois Finance Authority, Benedictine University, Revenue Bonds 5.00%, due 10/1/38	5,750,000	5,822,220
Illinois Finance Authority, Charter School Project, Revenue Bonds Series A 7.125%, due 10/1/41	1,500,000	1,569,930
Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds 5.00%, due 5/15/40	1,265,000	1,298,282
Illinois Finance Authority, Columbia College Chicago, Revenue Bonds 5.00%, due 12/1/37	10,000,000	10,337,900
Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds Series A 5.00%, due 5/15/47	1,155,000	1,182,327
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds
5.00%, due 2/15/37	5,675,000	5,248,978
5.125%, due 2/15/45	6,015,000	5,457,951
Illinois Finance Authority, Memorial Health System, Revenue Bonds 1.64%, due 10/1/22 (a)	1,200,000	1,200,000
Illinois Finance Authority, Noble Network Charter Schools, Revenue Bonds 5.00%, due 9/1/32	1,830,000	1,950,707
Illinois Finance Authority, Roosevelt University Project, Revenue Bonds
5.50%, due 4/1/32	2,000,000	2,000,220
6.50%, due 4/1/39	4,000,000	4,124,760
6.50%, due 4/1/44	3,000,000	3,093,570
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
Series C 4.25%, due 8/1/42	2,900,000	2,763,149
Series C 5.00%, due 8/1/49	1,300,000	1,383,187
Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds Series A 5.00%, due 2/15/50	8,335,000	8,845,685
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds Series B (zero coupon), due 12/15/54	145,000,000	24,594,900
Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Revenue Bonds
Series A, Insured: NATL-RE (zero coupon), due 6/15/34	46,915,000	23,679,877
Series A, Insured: NATL-RE (zero coupon), due 12/15/36	33,845,000	15,019,734
Series A 5.50%, due 6/15/50	8,025,000	8,100,997
Metropolitan Pier & Exposition Authority, McCormick Place Project, Revenue Bonds
Series B (zero coupon), due 12/15/50	31,290,000	6,567,458
4.25%, due 6/15/42	1,660,000	1,565,911
Series A 5.00%, due 6/15/42	7,150,000	7,284,634
Series A 5.00%, due 6/15/57	18,000,000	18,544,680
Metropolitan Pier & Exposition Authority, Revenue Bonds Series B, Insured: AGM (zero coupon), due 12/15/50	10,000,000	2,355,100
State of Illinois, Unlimited General Obligation
Series D 3.25%, due 11/1/26	5,540,000	5,266,823
Insured: BAM 4.00%, due 6/1/41	25,955,000	26,003,017
Series A 4.50%, due 12/1/41	6,775,000	6,530,964
Series B 5.00%, due 11/1/19	30,000,000	30,586,800
Series D 5.00%, due 11/1/24	7,515,000	8,088,244
Series A 5.00%, due 12/1/27	5,300,000	5,760,358
5.00%, due 2/1/28	2,700,000	2,904,147
Series C 5.00%, due 11/1/29	35,000,000	37,531,900
Series A 5.00%, due 5/1/30	8,110,000	8,705,031
Series A 5.00%, due 12/1/39	2,400,000	2,481,144
Series A 5.00%, due 5/1/40	2,000,000	2,065,620
5.50%, due 7/1/38	3,000,000	3,133,260
Upper Illinois River Valley Development Authority, Morris Hospital, Revenue Bonds 5.00%, due 12/1/48	15,305,000	16,205,546
Upper Illinois River Valley Development Authority, Prairie View Timber Oaks Apartments, Revenue Bonds Series A-1 5.00%, due 12/1/43	2,700,000	2,714,985
Village of Bridgeview IL, Revenue Bonds Series A 5.00%, due 12/1/42	7,500,000	7,742,625
Village of Bridgeview IL, Unlimited General Obligation Series A 5.50%, due 12/1/43	1,545,000	1,506,081
Village of Matteson IL, Utility Revenue Source, Unlimited General Obligation Insured: AGM 4.00%, due 12/1/26	200,000	200,090
Village of Oak Lawn IL, Unlimited General Obligation
Insured: NATL-RE 4.40%, due 12/1/26	400,000	400,332
Insured: NATL-RE 4.45%, due 12/1/28	430,000	430,357
Insured: NATL-RE 4.50%, due 12/1/30	475,000	475,409
Insured: NATL-RE 4.50%, due 12/1/32	520,000	520,442
Insured: NATL-RE 4.50%, due 12/1/34	575,000	575,449
		708,270,877
Indiana 1.6%
Carmel Redevelopment District, Certificates of Participation Series C 6.50%, due 7/15/35	1,000,000	1,089,320
City of Indianapolis IN, Economic Development, Revenue Bonds Series A 1.75%, due 7/1/55 (a)	6,200,000	6,200,000
City of Valparaiso IN, Revenue Bonds 7.00%, due 1/1/44 (b)	5,500,000	6,310,260
Gary Chicago International Airport Authority, Revenue Bonds (b)
5.00%, due 2/1/29	1,170,000	1,300,654
5.25%, due 2/1/34	750,000	828,788
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds 5.00%, due 11/15/53	9,400,000	9,677,864
Indiana Finance Authority, Duke Energy Indiana Project, Revenue Bonds Series A-4 1.70%, due 12/1/39 (a)	11,500,000	11,500,000
Indiana Finance Authority, Educational Facilities-Marian University Project, Revenue Bonds 6.375%, due 9/15/41	670,000	708,230
Indiana Finance Authority, Environmental Revenue, ArcelorMittal Steel Project, Revenue Bonds 1.75%, due 8/1/30 (a)(b)	13,325,000	13,325,000
Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds
5.50%, due 8/15/40	4,835,000	5,019,600
5.50%, due 8/15/45	210,000	217,539
Indiana Finance Authority, Marquette Manor LLC, Revenue Bonds 5.00%, due 3/1/39	5,505,000	5,651,378
Indiana Finance Authority, Parkview Health System, Revenue Bonds (a)
Series B 1.60%, due 11/1/39	6,330,000	6,330,000
Series D 1.60%, due 11/1/39	16,225,000	16,225,000
Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds 5.00%, due 10/1/43	2,000,000	2,143,700
		86,527,333
Iowa 1.4%
City of Coralville IA, Annual Appropriation, Revenue Bonds Series B 4.25%, due 5/1/37	7,235,000	6,462,302
City of Coralville IA, Tax Allocation Series C 4.50%, due 5/1/47	2,930,000	2,879,194
Iowa Finance Authority, Health System Obligation, Revenue Bonds Series B-2 1.60%, due 2/15/39 (a)	14,600,000	14,600,000
Iowa Finance Authority, Northcrest, Inc., Project, Revenue Bonds
Series B 3.25%, due 3/1/23	3,000,000	3,000,030
Series A 5.00%, due 3/1/48	2,500,000	2,518,075
Iowa Finance Authority, Unity Point Health Project, Revenue Bonds Series F 1.60%, due 7/1/41 (a)	20,000,000	20,000,000
Iowa Higher Education Loan Authority, Loras College, Revenue Bonds 1.64%, due 11/1/36 (a)	9,600,000	9,600,000
Iowa Tobacco Settlement Authority, Revenue Bonds
Series C 5.375%, due 6/1/38	6,145,000	6,104,381
Series C 5.625%, due 6/1/46	6,730,000	6,659,941
Xenia Rural Water District, Revenue Bonds
5.00%, due 12/1/36	3,000,000	3,260,610
5.00%, due 12/1/41	3,000,000	3,214,260
		78,298,793
Kansas 0.4%
Wyandotte County-Kansas City Unified Government, Revenue Bonds (zero coupon), due 9/1/34 (c)	61,445,000	22,865,528

Kentucky 1.2%
City of Campbellsville KY, Campbellsville University Project, Revenue Bonds 5.00%, due 3/1/39	4,730,000	4,798,869
City of Glasgow KY, Healthcare Revenue, T. J. Samson Community Hospital, Revenue Bonds 6.45%, due 2/1/41	1,000,000	1,054,880
County of Ohio KY, Big Rivers Electric Corp. Project, Revenue Bonds Series A 6.00%, due 7/15/31	13,960,000	14,063,025
Kentucky Economic Development Finance Authority, Masonic Home Independent Living, Revenue Bonds Series B-1 3.25%, due 5/15/22	2,755,000	2,694,445
Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
Series A 5.00%, due 6/1/41	4,425,000	4,674,481
Series A 5.00%, due 6/1/45	10,725,000	11,275,729
Kentucky State Economic Development Finance Authority, Catholic Health, Revenue Bonds Series C 1.65%, due 5/1/34 (a)	20,725,000	20,725,000
Louisville / Jefferson County Metropolitan Government, Norton Healthcare, Inc., Revenue Bonds Series A 4.00%, due 10/1/34	6,075,000	6,183,135
		65,469,564
Louisiana 0.4%
City of New Orleans LA, Water System, Revenue Bonds 5.00%, due 12/1/44	5,500,000	5,832,860
Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, Revenue Bonds 6.375%, due 7/1/41	7,640,000	7,258,000
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds Series B, Insured: NATL-RE 2.258%, due 8/1/34 (d)	50,000	49,996
Louisiana Public Facilities Authority, Belle Chasse Education Foundation, Revenue Bonds 6.50%, due 5/1/31	3,700,000	3,886,406
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds 5.00%, due 5/15/47	5,000,000	5,337,900
		22,365,162
Maine 0.1%
Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center Obligation Group, Revenue Bonds
5.00%, due 7/1/33	3,825,000	4,047,768
5.00%, due 7/1/43	2,590,000	2,700,023
		6,747,791
Maryland 0.8%
City of Baltimore MD, Convention Center Hotel, Revenue Bonds
5.00%, due 9/1/42	12,810,000	13,838,002
5.00%, due 9/1/46	3,500,000	3,770,270
Frederick County Educational Facilities, Mount St. Mary's University, Revenue Bonds Series A 5.00%, due 9/1/37 (c)	3,000,000	3,160,170
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds
Series A 5.00%, due 7/1/38	1,000,000	1,075,290
Series A 5.00%, due 7/1/48	3,000,000	3,187,230
Maryland Health & Higher Educational Facilities Authority, Charlestown Community, Revenue Bonds 6.25%, due 1/1/45	1,000,000	1,083,090
Maryland Health & Higher Educational Facilities Authority, Green Street Academy, Inc., Revenue Bonds (c)
Series A 5.125%, due 7/1/37	1,260,000	1,250,298
Series A 5.375%, due 7/1/52	1,530,000	1,491,689
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Revenue Bonds 5.00%, due 7/1/45	4,000,000	4,280,000
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds 5.25%, due 1/1/37	1,000,000	1,079,390
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Revenue Bonds Series D 1.62%, due 7/1/41 (a)	6,500,000	6,500,000
		40,715,429
Massachusetts 2.4%
Massachusetts Development Finance Agency, CareGroup Obligated Group, Revenue Bonds Series J2 5.00%, due 7/1/53	6,785,000	7,323,458
Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds 5.00%, due 5/1/41	3,000,000	3,258,960
Massachusetts Development Finance Agency, Green Bonds-Boston Medical Center, Revenue Bonds 5.00%, due 7/1/44	1,000,000	1,060,640
Massachusetts Development Finance Agency, Lawrence General Hospital, Revenue Bonds Series A 5.50%, due 7/1/44	6,000,000	6,463,800
Massachusetts Development Finance Agency, Linden Ponds, Inc., Revenue Bonds (c)
5.00%, due 11/15/33	3,000,000	3,124,650
5.125%, due 11/15/46	6,000,000	6,117,480
Massachusetts Development Finance Agency, North Hill Community, Revenue Bonds Series A 6.50%, due 11/15/43 (c)	2,000,000	2,401,220
Massachusetts Development Finance Agency, Seven Hills Foundation & Affiliates, Revenue Bonds Series A 5.00%, due 9/1/45	5,750,000	5,931,700
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds 5.00%, due 10/1/48	21,405,000	22,500,508
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	2,132,400
5.00%, due 10/1/48	9,000,000	9,558,990
5.00%, due 10/1/54	15,000,000	15,773,400
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group, Revenue Bonds Series L 5.00%, due 7/1/44	3,980,000	4,311,932
Massachusetts Development Finance Agency, UMass Memorial Healthcare, Revenue Bonds Series I 5.00%, due 7/1/46	6,500,000	6,994,975
Massachusetts Development Finance Agency, Western New England University, Revenue Bonds
5.00%, due 9/1/40	1,325,000	1,410,356
5.00%, due 9/1/45	1,175,000	1,243,702
Massachusetts Health & Educational Facilities Authority, Lowell General Hospital, Revenue Bonds Series C 5.125%, due 7/1/35	1,630,000	1,689,039
Massachusetts Port Authority, Special Facilities-Delta Airlines, Inc., Revenue Bonds (b)(d)
Series B, Insured: AMBAC 5.055%, due 1/1/31	11,500,000	11,500,000
Series C, Insured: AMBAC 5.119%, due 1/1/31	13,000,000	13,000,000
Massachusetts Water Resources Authority, Revenue Bonds Subseries C 1.58%, due 8/1/20 (a)	5,465,000	5,465,000
		131,262,210
Michigan 2.8%
Advanced Technology Academy, Public School Academy, Revenue Bonds 6.00%, due 11/1/37	550,000	549,989
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/41	3,260,000	3,371,003
5.00%, due 2/15/47	3,000,000	3,089,910
Chandler Park Academy, Revenue Bonds
5.125%, due 11/1/30	1,050,000	1,050,682
5.125%, due 11/1/35	605,000	605,272
City of Detroit MI, Unlimited General Obligation
Insured: AMBAC 4.60%, due 4/1/24	20,150	18,786
5.00%, due 4/1/27	850,000	924,043
5.00%, due 4/1/33	1,200,000	1,270,428
5.00%, due 4/1/35	1,000,000	1,050,160
5.00%, due 4/1/37	1,100,000	1,145,034
5.00%, due 4/1/38	850,000	882,853
Insured: AMBAC 5.25%, due 4/1/22	58,125	57,193
Insured: AMBAC 5.25%, due 4/1/24	45,725	44,377
City of Detroit MI, Water Supply System, Great Lakes Water Authority, Revenue Bonds Senior Lien-Series C 4.50%, due 7/1/27	165,000	171,798
City of Detroit MI, Water Supply System, Revenue Bonds Senior Lien-Series A 5.00%, due 7/1/36	655,000	687,534
City of Detroit MI, Water Supply System, Unrefunded-2015, Revenue Bonds 2nd Lien-Series B, Insured: NATL-RE 5.00%, due 7/1/34	10,000	10,026
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds Senior Lien-Series A 5.25%, due 7/1/39	5,000,000	5,390,400
Great Lakes Water Authority, Water Supply System, Revenue Bonds
Senior Lien-Series C 5.00%, due 7/1/41	1,620,000	1,696,610
Senior Lien-Series A 5.25%, due 7/1/41	10,840,000	11,547,960
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/36	1,000,000	1,051,500
5.00%, due 12/1/40	1,000,000	1,041,650
5.00%, due 12/1/45	4,000,000	4,148,840
Michigan Finance Authority, Great Lakes Water, Revenue Bonds Series C-1 5.00%, due 7/1/44	1,000,000	1,066,780
Michigan Finance Authority, Higher Education-Thomas M. Cooley Law, Revenue Bonds 6.75%, due 7/1/44 (c)	14,625,000	14,688,034
Michigan Finance Authority, Limited Obligation, Lawrence Technological University Project, Revenue Bonds
5.00%, due 2/1/37	2,000,000	2,114,620
5.25%, due 2/1/32	3,600,000	3,925,764
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
Series D4 5.00%, due 7/1/34	1,000,000	1,097,040
5.00%, due 7/1/34	1,000,000	1,107,330
5.00%, due 7/1/35	2,000,000	2,211,420
Michigan Finance Authority, Presbyterian Villages Hospital, Revenue Bonds 5.50%, due 11/15/45	1,000,000	1,015,730
Michigan Finance Authority, Public School Academy-Detroit, Revenue Bonds
7.00%, due 10/1/31	2,120,000	1,996,150
7.00%, due 10/1/36	1,740,000	1,581,242
Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds 5.90%, due 7/15/46 (c)	2,085,000	1,636,933
Michigan Finance Authority, Universal Learning Academy Project, Revenue Bonds 5.75%, due 11/1/40	2,630,000	2,572,298
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds 4.00%, due 11/1/48	7,000,000	7,109,130
Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds Series C, Insured: AMBAC 4.50%, due 5/1/31	305,000	294,121
Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds 8.00%, due 4/1/40	500,000	512,550
Michigan Public Educational Facilities Authority, Landmark Academy, Revenue Bonds
6.625%, due 6/1/30	350,000	346,805
7.00%, due 12/1/39	2,810,000	2,800,474
Michigan Public Educational Facilities Authority, Richfield Public School Academy, Revenue Bonds 5.00%, due 9/1/36	150,000	149,994
Michigan Strategic Fund, Evangelical Homes, Revenue Bonds 5.50%, due 6/1/47	3,100,000	3,175,299
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds (b)
5.00%, due 12/31/43	1,500,000	1,638,345
5.00%, due 6/30/48	18,000,000	19,567,440
Michigan Tobacco Settlement Finance Authority, Revenue Bonds
Series B (zero coupon), due 6/1/52	110,890,000	5,428,065
Series A 6.00%, due 6/1/34	7,370,000	7,318,263
Series A 6.00%, due 6/1/48	23,715,000	23,359,275
Wayne County Michigan, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	4,400,000	4,410,516
		150,929,666
Minnesota 2.7%
City of Blaine MN, Senior Housing and Healthcare, Crest View Senior Community, Revenue Bonds Series A 6.125%, due 7/1/45	2,100,000	2,034,501
City of Ham Lake MN, Charter School Lease, Parnassus Preparatory School Project, Revenue Bonds Series A 5.00%, due 11/1/47	3,500,000	3,447,220
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority, Children's Health Care, Revenue Bonds Series A, Insured: AGM 1.63%, due 8/15/37 (a)	4,335,000	4,335,000
City of Rochester MN, Samaritan Bethany, Inc., Revenue Bonds 5.00%, due 8/1/48	2,000,000	2,014,320
Duluth Economic Development Authority Health Care Facilities, Cambia Hills of Bethel Project, Revenue Bonds 5.625%, due 12/1/55	6,000,000	6,031,500
Duluth Economic Development Authority Health Care Facilities, Essentia Health Obligated Group, Revenue Bonds
Series A 5.00%, due 2/15/48	8,550,000	9,327,964
Series A 5.00%, due 2/15/53	26,250,000	28,534,012
Series A 5.25%, due 2/15/58	55,655,000	61,371,882
Forest Lake Charter School Lease Revenue, Lakes International Language Academy Project, Revenue Bonds Series A 5.375%, due 8/1/50	1,250,000	1,263,438
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Healtheast Care System, Revenue Bonds
5.00%, due 11/15/29	1,745,000	2,071,699
5.00%, due 11/15/40	1,775,000	2,107,315
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hmong College Preparatory Academy Project, Revenue Bonds Series A 5.75%, due 9/1/46	3,000,000	3,140,310
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Nova Classical Academy, Revenue Bonds Series A 6.625%, due 9/1/42	1,000,000	1,120,320
Minneapolis Health Care System, Fairview Health Services, Revenue Bonds Series C 1.60%, due 11/15/48 (a)	13,700,000	13,700,000
Minneapolis MN, Charter School Lease, Twin Cities International School Project, Revenue Bonds Series A 5.00%, due 12/1/47 (c)	4,085,000	3,689,490
Minnesota Higher Education Facilities Authority, Augsburg College, Revenue Bonds Series A 5.00%, due 5/1/46	1,350,000	1,410,737
		145,599,708
Mississippi 0.0% ‡
Mississippi Development Bank, Magnolia Regional Health Center Project, Revenue Bonds Series A 6.75%, due 10/1/36	1,250,000	1,313,875

Missouri 0.7%
Arnold Retail Corridor Transportation Development District, Revenue Bonds 6.65%, due 5/1/38	500,000	500,825
Branson Industrial Development Authority, Branson Landing-Retail Project, Tax Allocation
5.25%, due 6/1/21	185,000	183,420
5.50%, due 6/1/29	3,510,000	3,383,886
City of Lee's Summit MO, Summit Fair Project, Tax Allocation 7.25%, due 4/1/30	1,500,000	1,513,365
Kansas City Industrial Development Authority, Kansas City Parking LLC, Revenue Bonds 6.25%, due 9/1/32	1,000,000	1,016,390
Lee's Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
5.00%, due 5/1/35	1,275,000	1,270,690
6.00%, due 5/1/42	2,800,000	2,800,364
Lees Summit MO, Special Obligation Tax, Improvement Summit Fair Project, Tax Allocation 4.875%, due 11/1/37 (c)	2,000,000	1,902,280
Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Revenue Bonds Series A 5.00%, due 3/15/49	7,750,000	7,689,937
Missouri Health & Educational Facilities Authority, Bethesda Health Group, Inc., Revenue Bonds Series B 1.64%, due 8/1/41 (a)(d)	6,000,000	6,000,000
Missouri Health & Educational Facilities Authority, Maryville University of St. Louis Project, Revenue Bonds
Series A 4.00%, due 6/15/41	3,300,000	3,237,630
Series A 5.00%, due 6/15/45	3,520,000	3,813,146
Saint Louis MO, Land Clearance Authority, Scottrade Center Project, Revenue Bonds Series A 5.00%, due 4/1/48	3,250,000	3,507,010
St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds 5.125%, due 8/15/45	1,900,000	1,937,430
		38,756,373
Montana 0.1%
Montana Facilities Finance Authority, Kalispell Regional Medical Center, Revenue Bonds Series B 5.00%, due 7/1/48	5,765,000	6,227,180

Nebraska 0.1%
Gage County Hospital Authority No. 1, Beatrice Community Hospital & Health Center, Inc., Revenue Bonds Series B 6.75%, due 6/1/35	2,755,000	2,930,411

Nevada 0.5%
City of Reno NV, Revenue Bonds
Series B, Insured: NATL-RE (zero coupon), due 6/1/38	1,285,000	484,574
Series D (zero coupon), due 7/1/58 (c)(e)	9,000,000	720,000
City of Reno NV, Transportation Rail Access Project, Revenue Bonds
Series C (zero coupon), due 7/1/58 (c)(e)	20,000,000	2,291,800
Series A 4.00%, due 6/1/43	2,500,000	2,534,425
County of Washoe NV, Sierra Pacific Power Co. Project, Revenue Bonds Series E 1.65%, due 3/1/36 (a)(b)	870,000	870,000
Las Vegas NV, New Convention & Visitors Authority, Revenue Bonds
Series B 4.00%, due 7/1/39	4,710,000	4,842,068
Series B 4.00%, due 7/1/40	4,640,000	4,739,667
Las Vegas Redevelopment Agency, Tax Allocation 5.00%, due 6/15/45	2,750,000	2,965,600
State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds (c)
Series A 5.00%, due 12/15/38	1,000,000	1,009,770
Series A 5.00%, due 12/15/48	3,465,000	3,474,771
State of Nevada Department of Business & Industry, Tahoe Regional Planning Agency, Revenue Bonds Series A, Insured: AMBAC 4.50%, due 6/1/37	1,185,000	1,171,811
		25,104,486
New Hampshire 0.2%
Manchester Housing & Redevelopment Authority, Inc., Revenue Bonds
Series B, Insured: ACA (zero coupon), due 1/1/21	2,375,000	2,195,118
Series B, Insured: ACA (zero coupon), due 1/1/26	1,975,000	1,388,109
New Hampshire Health & Education Facilities Authority Act, Kendal at Hanover, Revenue Bonds 5.00%, due 10/1/46	1,800,000	1,882,566
New Hampshire Health & Education Facilities Authority Act, Southern New Hampshire University, Revenue Bonds 5.00%, due 1/1/42	2,825,000	3,007,947
New Hampshire Health & Education Facilities Authority, Catholic Medical Center, Revenue Bonds 5.00%, due 7/1/44	3,000,000	3,250,200
		11,723,940
New Jersey 3.0%
City of Atlantic NJ, Unlimited General Obligation Insured: AGM 4.00%, due 11/1/26	805,000	839,060
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds (b)
5.25%, due 9/15/29	4,920,000	5,340,709
5.50%, due 4/1/28	195,000	195,404
Series A 5.625%, due 11/15/30	8,085,000	9,119,880
Series B 5.625%, due 11/15/30	7,000,000	7,899,570
5.75%, due 9/15/27	3,485,000	3,835,905
New Jersey Economic Development Authority, Motor Vehicle Surcharge, Revenue Bonds Series A 4.00%, due 7/1/34	1,000,000	985,260
New Jersey Economic Development Authority, Private Activity The Goethals, Revenue Bonds Insured: AGM 5.125%, due 7/1/42 (b)	1,705,000	1,827,317
New Jersey Economic Development Authority, Provident Group-Kean Properties, Revenue Bonds
Series A 5.00%, due 7/1/37	500,000	531,850
Series A 5.00%, due 1/1/50	1,175,000	1,235,231
New Jersey Economic Development Authority, Revenue Bonds (b)
5.125%, due 1/1/34	3,000,000	3,232,050
5.375%, due 1/1/43	2,000,000	2,150,900
New Jersey Economic Development Authority, Rowan Properties LLC, Revenue Bonds Series A 5.00%, due 1/1/48	12,410,000	12,911,116
New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds 6.00%, due 10/1/43	2,055,000	2,237,073
New Jersey Economic Development Authority, UMM Energy Partners, Revenue Bonds Series A 5.125%, due 6/15/43 (b)	2,000,000	2,063,700
New Jersey Educational Facilities Authority, College of St. Elizabeth, Revenue Bonds Series D 5.00%, due 7/1/46	2,190,000	2,116,985
New Jersey Health Care Facilities Financing Authority, St. Peter's University Hospital, Revenue Bonds
5.75%, due 7/1/37	2,520,000	2,526,476
6.25%, due 7/1/35	2,725,000	2,897,819
New Jersey Health Care Facilities Financing Authority, University Hospital, Revenue Bonds Series A, Insured: AGM 5.00%, due 7/1/46	3,750,000	4,091,137
New Jersey State Economic Development Authority, State Government Buildings Project, Revenue Bonds Series C 5.00%, due 6/15/42	9,210,000	9,666,724
New Jersey Turnpike Authority, Revenue Bonds Series E 5.00%, due 1/1/45	8,830,000	9,709,115
South Jersey Port Corp., Revenue Bonds
Series B 5.00%, due 1/1/42 (b)	12,345,000	13,128,784
Series B 5.00%, due 1/1/48 (b)	9,210,000	9,752,561
Series A 5.00%, due 1/1/49	8,455,000	9,188,725
South Jersey Transportation Authority LLC, Revenue Bonds Series A 5.00%, due 11/1/39	1,000,000	1,068,240
Tobacco Settlement Financing Corp., Revenue Bonds
Series A 5.00%, due 6/1/46	6,700,000	6,936,912
Series B 5.00%, due 6/1/46	38,700,000	38,651,625
		164,140,128
New Mexico 0.1%
New Mexico Hospital Equipment Loan Council, Gerald Champion, Revenue Bonds 5.50%, due 7/1/42	7,250,000	7,776,930

New York 5.0%
Albany Industrial Development Agency, Brighter Choice Charter School, Revenue Bonds Series A 5.00%, due 4/1/32	1,500,000	1,446,630
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (b)(c)	1,500,000	1,585,455
City of New Rochelle NY, Iona College Project, Revenue Bonds Series A 5.00%, due 7/1/40	3,455,000	3,758,349
City of New York NY, Unlimited General Obligation (a)
Series I 1.65%, due 4/1/36	10,200,000	10,200,000
Subseries J-6 1.68%, due 8/1/24	7,000,000	7,000,000
Subseries A-5 1.68%, due 8/1/44	15,470,000	15,470,000
City of Newburgh NY, Limited General Obligation
Series A 5.00%, due 6/15/21	750,000	799,170
Series A 5.00%, due 6/15/26	960,000	1,042,771
Series A 5.50%, due 6/15/31	750,000	812,790
Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds
Series A-2 4.50%, due 8/1/36	500,000	468,305
Series A-1 5.00%, due 8/1/46	14,765,000	14,276,869
Metropolitan Transportation Authority, Revenue Bonds Subseries D-2 1.60%, due 11/1/35 (a)	6,000,000	6,000,000
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds Series A 5.00%, due 11/15/56	7,400,000	7,924,734
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3 5.00%, due 6/1/35	2,075,000	2,000,798
Series A-3 5.125%, due 6/1/46	13,155,000	12,407,533
New York City Industrial Development Agency, Queens Baseball Stadium, Revenue Bonds
Insured: AMBAC 5.00%, due 1/1/36	1,500,000	1,504,200
Insured: AMBAC 5.00%, due 1/1/39	5,695,000	5,772,224
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds Series A (zero coupon), due 11/15/47	10,000,000	3,092,200
New York Counties Tobacco Trust V, Pass Through, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	2,500,000	766,800
New York Liberty Development Corp., Bank of America, Revenue Bonds Class 2 6.375%, due 7/15/49	1,000,000	1,038,530
New York Liberty Development Corp., World Trade Center, Revenue Bonds (c)
Class 1 5.00%, due 11/15/44	2,000,000	2,073,960
Class 2 5.15%, due 11/15/34	4,150,000	4,438,051
Class 2 5.375%, due 11/15/40	6,500,000	6,884,540
Class 3 7.25%, due 11/15/44	10,500,000	12,238,905
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A 4.00%, due 8/1/37	3,250,000	3,267,875
Series A 4.00%, due 8/1/38	3,250,000	3,250,000
Series A 5.00%, due 8/1/32	3,845,000	4,411,061
Series A 5.00%, due 8/1/35	2,350,000	2,652,845
New York State Dormitory Authority, Orange Regional Medical Center, Revenue Bonds (c)
5.00%, due 12/1/29	1,000,000	1,140,010
5.00%, due 12/1/30	1,200,000	1,356,720
New York State Dormitory Authority, Touro College & University System, Revenue Bonds 5.00%, due 1/1/47	9,000,000	9,461,790
New York State Housing Finance Agency, 160 Madison Avenue, Revenue Bonds Series A 1.64%, due 11/1/46 (a)(d)	1,000,000	1,000,000
New York State Housing Finance Agency, 505 West 37th Street, Revenue Bonds (a)
Series A 1.64%, due 5/1/42	17,000,000	17,000,000
Series B 1.64%, due 5/1/42	6,000,000	6,000,000
New York Transportation Development Corp., American Airlines, Inc., Revenue Bonds 5.00%, due 8/1/26 (b)	6,200,000	6,492,516
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds Series A 5.25%, due 1/1/50 (b)	35,110,000	37,364,764
Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 4.50%, due 7/1/32	7,500,000	8,197,650
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,430,000	1,482,939
Riverhead Industrial Development Agency, Revenue Bonds 7.00%, due 8/1/43	1,500,000	1,633,800
Rockland Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds Series B (zero coupon), due 8/15/50 (c)	13,000,000	1,275,560
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 4.00%, due 12/1/45	815,000	725,065
Suffolk County Economic Development Corp., Peconic Landing Southold, Revenue Bonds 6.00%, due 12/1/40	1,000,000	1,050,470
Suffolk County Industrial Development Agency, Eastern Long Island Hospital, Revenue Bonds 5.50%, due 1/1/37 (c)	2,000,000	1,976,640
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds
Series B 6.00%, due 6/1/48	1,125,000	1,125,619
Series C 6.625%, due 6/1/44	13,000,000	13,612,300
Syracuse Industrial Development Agency, Carousel Center Project, Revenue Bonds (b)
Series A 5.00%, due 1/1/34	3,010,000	3,256,067
Series A 5.00%, due 1/1/35	2,000,000	2,157,160
Series A 5.00%, due 1/1/36	2,650,000	2,849,863
Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds 5.00%, due 7/1/44	915,000	960,887
Triborough Bridge & Tunnel Authority, Revenue Bonds Subseries B-3 1.63%, due 1/1/32 (a)	7,965,000	7,965,000
Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	6,205,000	6,692,527
		271,361,942
North Carolina 0.7%
North Carolina Medical Care Commission Retirement Facilities Revenue, United Methodist Retirement Homes, Revenue Bonds Series A 5.00%, due 10/1/47	4,100,000	4,269,043
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bonds Series B 1.63%, due 10/1/35 (a)	5,870,000	5,870,000
North Carolina Turnpike Authority, Revenue Bonds Series A 5.00%, due 7/1/54	10,000,000	10,675,000
University of North Carolina Hospital, Chapel Hill, Revenue Bonds Series A 1.60%, due 2/15/31 (a)	15,470,000	15,470,000
		36,284,043
North Dakota 0.8%
Cass County Health Facilities, Essentia Health Obligated Group, Revenue Bonds Series B 5.25%, due 2/15/53	9,500,000	10,460,640
Ward County ND, Health Care Facilities, Trinity Health Obligated Group, Revenue Bonds Series C 5.00%, due 6/1/48	28,640,000	30,345,798
		40,806,438
Ohio 5.4%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds 5.25%, due 11/15/46	19,225,000	21,059,257
Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
Series A-2 5.125%, due 6/1/24	12,620,000	11,817,494
Series A-2 5.375%, due 6/1/24	6,735,000	6,365,989
Series A-2 5.75%, due 6/1/34	11,575,000	10,838,367
Series A-2 5.875%, due 6/1/30	25,925,000	24,241,430
Series A-2 5.875%, due 6/1/47	13,000,000	12,104,820
Series A-2 6.00%, due 6/1/42	4,880,000	4,688,558
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds Series B (zero coupon), due 6/1/47	305,000,000	16,314,450
Butler County Port Authority, Liberty CTR Project, Revenue Bonds
Series C 5.00%, due 12/1/24	765,000	761,512
Series C 6.00%, due 12/1/43	3,500,000	3,372,950
Cleveland-Cuyahoga County Port Authority, Center for Dialysis Care Project, Revenue Bonds Series A 5.00%, due 12/1/42	5,205,000	5,320,187
Cleveland-Cuyahoga County Port Authority, Revenue Bonds
Series A 5.00%, due 12/1/47	1,035,000	1,054,903
7.00%, due 12/1/18 (e)(f)(g)	710,000	127,800
7.35%, due 12/1/31 (e)(f)(g)	6,000,000	1,080,000
County of Cuyahoga OH, Cleveland Orchestra Project, Revenue Bonds Insured: AMBAC 6.625%, due 12/1/28 (d)	11,725,000	11,725,000
County of Cuyahoga OH, MetroHealth System, Revenue Bonds
4.75%, due 2/15/47	1,440,000	1,450,498
5.00%, due 2/15/37	5,350,000	5,691,651
5.00%, due 2/15/52	7,000,000	7,262,290
5.00%, due 2/15/57	2,110,000	2,181,846
5.25%, due 2/15/47	13,490,000	14,295,893
5.50%, due 2/15/52	2,200,000	2,368,366
5.50%, due 2/15/57	17,690,000	19,019,050
County of Hamilton OH, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,500,000	2,721,900
County of Hamilton OH, Life Enriching Communities Project, Revenue Bonds
5.00%, due 1/1/42	1,080,000	1,100,660
5.00%, due 1/1/46	2,090,000	2,132,720
County of Lucas Ohio Hospital Revenue, ProMedica Healthcare Obligated Group, Revenue Bonds Series A 5.25%, due 11/15/48	50,000,000	54,172,000
County of Montgomery OH, Premier Health-Miami Valley Hospital, Revenue Bonds Series F 1.63%, due 11/15/45 (a)	7,800,000	7,800,000
Ohio Higher Educational Facilities Commission, Cleveland Clinic Health System, Revenue Bonds Series B-2 1.65%, due 1/1/39 (a)	14,015,000	14,015,000
Ohio Higher Educational Facilities Commission, Cleveland Institute of Art, Revenue Bonds
5.25%, due 12/1/48	1,000,000	1,011,400
5.50%, due 12/1/53	1,215,000	1,247,355
Ohio Higher Educational Facilities Commission, Menorah Park Obligated Group, Revenue Bonds 5.25%, due 1/1/48	5,210,000	5,186,711
Ohio State Air Quality Development Authority Exempt Facilities, Pratt Paper LLC Project, Revenue Bonds 4.50%, due 1/15/48 (b)(c)	4,000,000	4,038,080
Summit County Development Finance Authority, Cleveland-Flats East Development, Tax Allocation Series B 6.875%, due 5/15/40	1,160,000	1,240,434
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
Series A 5.00%, due 7/1/34	1,400,000	1,444,744
Series A 5.00%, due 7/1/39	1,500,000	1,535,010
Series A 5.00%, due 7/1/46	9,790,000	9,989,324
		290,777,649
Oklahoma 1.4%
Norman Regional Hospital Authority, Revenue Bonds
4.00%, due 9/1/37	2,215,000	2,258,503
5.00%, due 9/1/37	3,500,000	3,876,040
Oklahoma Development Finance Authority, Oklahoma University Medicine Project, Revenue Bonds
Series B 5.25%, due 8/15/43	12,000,000	13,148,880
Series B 5.25%, due 8/15/48	8,175,000	8,917,126
Series B 5.50%, due 8/15/52	6,325,000	7,049,402
Series B 5.50%, due 8/15/57	10,000,000	11,103,500
Oklahoma Development Finance Authority, Provident OK Educational Resources, Inc. Cross Village Student Housing Project, Revenue Bonds
Series A 5.00%, due 8/1/47	450,000	421,371
Series A 5.00%, due 8/1/52	28,515,000	26,709,430
Series A 5.25%, due 8/1/57	3,000,000	2,809,320
Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds 5.25%, due 11/15/45	1,250,000	1,347,063
		77,640,635
Oregon 0.7%
Astoria Hospital Facilities Authority, Columbia Memorial Hospital, Revenue Bonds 3.50%, due 8/1/42	845,000	748,940
Clackamas County or Hospital Facility Authority, Senior Living-Willamette View Project, Revenue Bonds
Series B 3.00%, due 11/15/22	2,500,000	2,502,425
Series A 5.00%, due 11/15/52	1,500,000	1,572,660
Medford Hospital Facilities Authority, Asante Health System, Revenue Bonds Insured: AGM 4.552%, due 8/15/34 (d)	19,000,000	19,000,000
Medford Hospital Facilities Authority, Revenue Bonds 5.00%, due 10/1/42	4,605,000	4,860,808
Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds 5.00%, due 10/1/48 (c)	1,560,000	1,555,102
Oregon State Facilities Authority, Samaritan Health Services Project, Revenue Bonds Series A 5.00%, due 10/1/46	3,000,000	3,243,330
Oregon State Housing & Community Services Department, Single Family Mortgage Program, Revenue Bonds Series C 1.55%, due 7/1/45 (a)(b)	5,000,000	5,000,000
Yamhill County Hospital Authority, Friendsview Retirement Community, Revenue Bonds Series A 5.00%, due 11/15/46	1,000,000	1,037,100
		39,520,365
Pennsylvania 4.4%
Allegheny County Higher Education Building Authority, Carlow University Project, Revenue Bonds 7.00%, due 11/1/40	1,000,000	1,136,730
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group, Revenue Bonds Series A 4.00%, due 4/1/44	19,500,000	19,315,725
Allegheny County Industrial Development Authority, Propel Charitable School Sunrise, Revenue Bonds 6.00%, due 7/15/38	3,100,000	3,191,047
Allegheny County Industrial Development Authority, Propel Charter Montour, Revenue Bonds Series A 6.75%, due 8/15/35	280,000	289,842
Allentown Neighborhood Improvement Development Zone Authority, City Center Project, Revenue Bonds (c)
5.00%, due 5/1/42	28,325,000	30,067,154
5.125%, due 5/1/32	4,600,000	4,662,192
5.375%, due 5/1/42	4,225,000	4,290,741
Chambersburg Area Municipal Authority, Education Facilities, Revenue Bonds
5.50%, due 10/1/33	1,230,000	1,223,788
5.75%, due 10/1/38	3,250,000	3,245,905
5.75%, due 10/1/43	2,290,000	2,257,161
6.00%, due 10/1/48	3,350,000	3,362,395
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds Series A 5.25%, due 10/15/47	3,250,000	3,277,755
Chester County Industrial Development Authority, The Hickman Project, Revenue Bonds 5.25%, due 1/1/37	1,710,000	1,654,032
Chester County Industrial Development Authority, Woodlands at Greystone Project, Special Assessment 5.125%, due 3/1/48 (c)	1,050,000	1,056,395
City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds
5.00%, due 9/15/27	820,000	851,750
5.00%, due 9/15/28	860,000	890,668
5.00%, due 9/15/29	175,000	179,695
5.00%, due 9/15/37	4,590,000	4,501,505
City of Harrisburg PA, Unlimited General Obligation
Series F, Insured: AMBAC (zero coupon), due 9/15/19	125,000	121,938
Series F, Insured: AMBAC (zero coupon), due 3/15/20	15,000	14,249
Series F, Insured: AMBAC (zero coupon), due 9/15/20	365,000	341,144
Series F, Insured: AMBAC (zero coupon), due 9/15/22	545,000	457,369
City of York PA, Unlimited General Obligation 7.25%, due 11/15/41	275,000	312,238
Commonwealth Financing Authority PA, Tobacco Master Settlement Payment, Revenue Bonds Insured: AGM 4.00%, due 6/1/39	14,000,000	14,261,660
Cumberland County Municipal Authority, Asbury Pennsylvania Obligation Group, Revenue Bonds 5.25%, due 1/1/32	300,000	308,031
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project, Revenue Bonds Series A 5.00%, due 1/1/39	2,000,000	2,165,620
Dauphin County General Authority, Harrisburg University Science Technology Project, Revenue Bonds (c)
5.00%, due 10/15/34	6,150,000	6,236,161
5.125%, due 10/15/41	5,000,000	4,976,350
Delaware County Authority, Cabrini University, Revenue Bonds 5.00%, due 7/1/42	1,405,000	1,465,668
Erie County Hospital Authority, St. Mary's Home Erie Project, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/23	250,000	250,593
General Authority of Southcentral Pennsylvania, York Academy Regional Charter School Project, Revenue Bonds (c)
Series A 6.00%, due 7/15/38	3,000,000	3,156,660
Series A 6.50%, due 7/15/48	4,500,000	4,869,315
Huntingdon County General Authority, Aicup Financing Program, Juniata College, Revenue Bonds Series 002 5.00%, due 5/1/46	4,255,000	4,470,814
Montgomery County Higher Education & Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds 4.00%, due 12/1/48	2,540,000	2,215,769
Montgomery County Industrial Development Authority, ACTS Retirement - Life Communities, Inc., Revenue Bonds 5.00%, due 11/15/36	5,000,000	5,401,200
Montgomery County Industrial Development Authority, Albert Einstein Healthcare, Revenue Bonds
5.25%, due 1/15/45	6,300,000	6,761,223
5.25%, due 1/15/46	1,000,000	1,073,210
New Wilmington Municipal Authority, Westminster College Project, Revenue Bonds 5.25%, due 5/1/46	3,700,000	3,942,498
Northeastern Pennsylvania Hospital & Education Authority, Wilkes University Project, Revenue Bonds Series A 5.25%, due 3/1/42	7,640,000	7,938,189
Pennsylvania Economic Development Financing Authority, American Airlines Group, Revenue Bonds Series B 8.00%, due 5/1/29	245,000	260,859
Pennsylvania Economic Development Financing Authority, Bridges Finance Co., Revenue Bonds 4.125%, due 12/31/38 (b)	4,000,000	3,965,000
Pennsylvania Economic Development Financing Authority, PPL Energy Supply, Revenue Bonds Series C 5.00%, due 12/1/37 (d)	5,500,000	5,512,980
Pennsylvania Higher Educational Facilities Authority, Holy Family University, Revenue Bonds
Series A 6.25%, due 9/1/33	1,560,000	1,699,246
Series A 6.50%, due 9/1/38	1,000,000	1,091,310
Pennsylvania Higher Educational Facilities Authority, Shippensburg University Student Services, Revenue Bonds 5.00%, due 10/1/44	1,000,000	1,111,280
Pennsylvania Higher Educational Facilities Authority, Shippensburg University, Revenue Bonds 6.25%, due 10/1/43	1,000,000	1,114,700
Pennsylvania Higher Educational Facilities Authority, Widener University, Revenue Bonds
Series A 5.50%, due 7/15/38	2,500,000	2,666,025
5.50%, due 7/15/43	2,400,000	2,542,272
Pennsylvania Turnpike Commission, Revenue Bonds Series C 5.00%, due 12/1/44	16,535,000	17,976,356
Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Revenue Bonds Series A 7.25%, due 6/15/43	4,500,000	5,002,110
Philadelphia Authority for Industrial Development, Health Activity, Revenue Bonds 6.50%, due 6/1/45	2,200,000	2,249,984
Philadelphia Authority for Industrial Development, International Education & Community Initiatives Project, Revenue Bonds (c)
Series A 5.125%, due 6/1/38	2,000,000	2,019,800
Series A 5.25%, due 6/1/48	3,085,000	3,100,579
Philadelphia Authority for Industrial Development, New Foundation Charter School Project, Revenue Bonds 6.625%, due 12/15/41	1,000,000	1,173,970
Philadelphia Authority for Industrial Development, Nueva Esperanza, Inc., Revenue Bonds 8.20%, due 12/1/43	1,800,000	1,964,718
Philadelphia Authority for Industrial Development, Senior Living, Wesley Enhanced Living Obligation Group, Revenue Bonds Series A 5.00%, due 7/1/49	3,000,000	3,022,380
Philadelphia Authority for Industrial Development, Tacony Academy Charter School, Revenue Bonds 7.375%, due 6/15/43	1,500,000	1,634,940
Philadelphia Authority for Industrial Development, University of the Arts, Revenue Bonds 5.00%, due 3/15/45 (c)	7,000,000	6,839,910
Scranton Redevelopment Authority, Revenue Bonds Series A 5.00%, due 11/15/28	9,000,000	9,074,070
Scranton-Lackawanna Health & Welfare Authority, Marywood University Project, Revenue Bonds
5.00%, due 6/1/36	1,000,000	1,011,550
5.00%, due 6/1/46	2,625,000	2,597,805
Susquehanna Area Regional Airport Authority, Revenue Bonds Series B, Insured: BAM 4.00%, due 1/1/33	2,500,000	2,543,400
West Shore Area Authority, Holy Spirit Hospital Sisters, Revenue Bonds 6.50%, due 1/1/41	1,200,000	1,307,448
		237,677,071
Puerto Rico 8.9%
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A (zero coupon), due 5/15/50	46,000,000	6,108,800
5.375%, due 5/15/33	4,535,000	4,585,701
5.625%, due 5/15/43	36,980,000	37,393,436
Children’s Trust Fund Puerto Rico Tobacco Settlement, Revenue Bonds 5.50%, due 5/15/39	1,475,000	1,491,491
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Revenue Bonds Series A, Insured: AGC 5.125%, due 7/1/47	6,300,000	6,375,474
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Insured: AMBAC 4.50%, due 7/1/23	1,045,000	1,045,658
Series A, Insured: AGC 5.00%, due 7/1/25	250,000	258,648
Series A-4, Insured: AGM 5.00%, due 7/1/31	5,000,000	5,113,400
Series A, Insured: AGM 5.00%, due 7/1/35	550,000	571,071
Series A, Insured: AGM 5.25%, due 7/1/24	1,000,000	1,059,170
Series A-4, Insured: AGM 5.25%, due 7/1/30	7,080,000	7,288,435
Series A, Insured: NATL-RE 5.50%, due 7/1/19	5,410,000	5,457,825
Series A, Insured: AMBAC 5.50%, due 7/1/19	680,000	686,344
Series A, Insured: NATL-RE 5.50%, due 7/1/20	8,095,000	8,318,665
Series A, Insured: NATL-RE 5.50%, due 7/1/21	1,205,000	1,255,345
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
Senior Lien-Series A 5.00%, due 7/1/21	2,080,000	1,996,800
Senior Lien-Series A 5.00%, due 7/1/22	4,680,000	4,446,000
Series A 5.00%, due 7/1/33	14,970,000	13,660,125
Series A 5.25%, due 7/1/42	23,985,000	22,186,125
Series B 5.35%, due 7/1/27	1,160,000	997,600
Senior Lien-Series A 5.50%, due 7/1/28	4,000,000	3,720,000
Series A 5.75%, due 7/1/37	9,360,000	8,704,800
Series A 6.00%, due 7/1/38	12,165,000	11,617,575
Series A 6.00%, due 7/1/44	23,755,000	22,686,025
Series A 6.00%, due 7/1/47	15,580,000	14,801,000
Series A 6.125%, due 7/1/24	1,350,000	1,296,000
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, Insured: AGC 4.50%, due 7/1/36	6,240,000	6,239,875
Series A, Insured: AMBAC 5.00%, due 7/1/31	7,765,000	7,769,659
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (f)(g)
Series EEE 6.05%, due 7/1/32	1,105,000	680,956
Series YY 6.125%, due 7/1/40	1,500,000	924,375
Puerto Rico Electric Power Authority, Revenue Bonds
Series TT 5.00%, due 7/1/20 (f)(g)	2,125,000	1,325,469
Series A 6.75%, due 7/1/36 (f)(g)	220,000	138,875
Series UU, Insured: AGM 2.394%, due 7/1/29	4,065,000	3,770,287
Series DDD 3.30%, due 7/1/19 (f)(g)	510,000	315,818
Series ZZ 4.25%, due 7/1/20 (f)(g)	400,000	247,700
Series ZZ 4.375%, due 7/1/21 (f)(g)	25,000	15,481
Series CCC 4.375%, due 7/1/22 (f)(g)	115,000	71,214
Series CCC 4.625%, due 7/1/25 (f)(g)	125,000	77,406
Series ZZ 4.625%, due 7/1/25 (f)(g)	50,000	30,963
Series ZZ 4.75%, due 7/1/27 (f)(g)	405,000	250,796
Series A 4.80%, due 7/1/29 (f)(g)	520,000	322,010
Series DDD 5.00%, due 7/1/20 (f)(g)	3,020,000	1,883,725
Series DDD 5.00%, due 7/1/21 (f)(g)	115,000	71,731
Series PP, Insured: NATL-RE 5.00%, due 7/1/22	200,000	201,318
Series SS, Insured: NATL-RE 5.00%, due 7/1/22	1,140,000	1,147,513
Series RR, Insured: NATL-RE 5.00%, due 7/1/23	4,580,000	4,600,427
Series RR, Insured: NATL-RE 5.00%, due 7/1/24	115,000	115,469
Series TT 5.00%, due 7/1/24 (f)(g)	120,000	74,850
Series TT 5.00%, due 7/1/25 (f)(g)	520,000	324,350
Series SS, Insured: NATL-RE 5.00%, due 7/1/25	770,000	772,641
Series CCC 5.00%, due 7/1/25 (f)(g)	90,000	56,138
Series TT 5.00%, due 7/1/26 (f)(g)	50,000	31,188
Series TT, Insured: AGM 5.00%, due 7/1/27	150,000	154,796
Series TT 5.00%, due 7/1/27 (f)(g)	405,000	252,619
Series TT 5.00%, due 7/1/37 (f)(g)	620,000	386,725
Series A 5.00%, due 7/1/42 (f)(g)	4,520,000	2,819,350
Series A 5.05%, due 7/1/42 (f)(g)	300,000	187,125
Series ZZ 5.25%, due 7/1/20 (f)(g)	225,000	140,906
Series ZZ 5.25%, due 7/1/23 (f)(g)	50,000	31,313
Series AAA 5.25%, due 7/1/24 (f)(g)	2,500,000	1,565,625
Series AAA 5.25%, due 7/1/26 (f)(g)	110,000	68,888
Series CCC 5.25%, due 7/1/26 (f)(g)	330,000	206,663
Series ZZ 5.25%, due 7/1/26 (f)(g)	520,000	325,650
Series AAA 5.25%, due 7/1/27 (f)(g)	465,000	291,206
Series VV, Insured: NATL-RE 5.25%, due 7/1/29	620,000	665,142
Series AAA 5.25%, due 7/1/30 (f)(g)	145,000	90,806
Series VV, Insured: NATL-RE 5.25%, due 7/1/30	3,850,000	4,121,925
Series VV, Insured: NATL-RE 5.25%, due 7/1/32	345,000	368,094
Series WW 5.25%, due 7/1/33 (f)(g)	645,000	403,931
Series XX 5.25%, due 7/1/35 (f)(g)	265,000	165,956
Series XX 5.25%, due 7/1/40 (f)(g)	4,390,000	2,749,237
Series WW 5.50%, due 7/1/21 (f)(g)	245,000	154,044
Series WW 5.50%, due 7/1/38 (f)(g)	255,000	160,331
Series A 7.00%, due 7/1/40 (f)(g)	140,000	88,725
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series N, Insured: AMBAC (zero coupon), due 7/1/20	1,490,000	1,399,676
Insured: AMBAC (zero coupon), due 7/1/27	200,000	125,440
Series A, Insured: NATL-RE 4.75%, due 7/1/38	1,070,000	1,059,289
Series A, Insured: AGM 4.75%, due 7/1/38	650,000	650,085
Insured: NATL-RE 5.00%, due 7/1/22	345,000	346,766
Insured: AGC 5.00%, due 7/1/23	2,870,000	2,968,010
Insured: NATL-RE 5.00%, due 7/1/28	460,000	461,403
Series N, Insured: AMBAC 5.25%, due 7/1/30	3,680,000	3,980,950
Series N, Insured: AMBAC 5.25%, due 7/1/31	9,295,000	10,039,251
Series CC, Insured: AGM 5.25%, due 7/1/32	4,500,000	4,952,880
Series N, Insured: NATL-RE 5.25%, due 7/1/33	7,490,000	7,976,326
Series CC, Insured: AGM 5.25%, due 7/1/36	1,850,000	2,011,690
Series L, Insured: AMBAC 5.25%, due 7/1/38	1,035,000	1,096,893
Series N, Insured: AGC, AGM 5.50%, due 7/1/25	2,245,000	2,476,437
Insured: NATL-RE 5.50%, due 7/1/28	7,550,000	8,251,168
Series CC, Insured: NATL-RE 5.50%, due 7/1/29	5,010,000	5,478,485
Series CC, Insured: AGC 5.50%, due 7/1/31	3,450,000	3,885,183
Series CC, Insured: AGM 5.50%, due 7/1/31	465,000	523,655
Puerto Rico Infrastructure Financing Authority, Revenue Bonds
Series A, Insured: AMBAC (zero coupon), due 7/1/43	12,355,000	3,155,467
Series C, Insured: AMBAC 5.50%, due 7/1/23	1,480,000	1,585,924
Series C, Insured: AMBAC 5.50%, due 7/1/25	12,110,000	13,192,150
Series C, Insured: AMBAC 5.50%, due 7/1/26	7,405,000	8,113,881
Series C, Insured: AMBAC 5.50%, due 7/1/28	12,400,000	13,672,116
Series A 8.25%, due 5/1/17 (c)(e)	7,100,000	3,266,000
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM 5.00%, due 8/1/27	2,530,000	2,610,884
Series A, Insured: AGM 5.00%, due 8/1/30	720,000	739,886
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
Series F, Insured: NATL-RE 5.25%, due 7/1/19	2,000,000	2,015,660
Series K, Insured: AGM 5.25%, due 7/1/27	5,970,000	6,011,909
Series M-3, Insured: NATL-RE 6.00%, due 7/1/23	1,295,000	1,407,302
Puerto Rico Public Buildings Authority, Revenue Bonds
Series G, Insured: AGC 4.75%, due 7/1/32	270,000	270,057
Insured: AGC 5.25%, due 7/1/33	680,000	699,530
Series D, Insured: AMBAC 5.45%, due 7/1/31	305,000	305,354
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A, Insured: NATL-RE (zero coupon), due 8/1/40	10,080,000	3,005,050
Series A, Insured: NATL-RE (zero coupon), due 8/1/41	62,035,000	17,482,083
Series A, Insured: NATL-RE (zero coupon), due 8/1/42	17,875,000	4,761,900
Series A, Insured: NATL-RE (zero coupon), due 8/1/43	97,250,000	24,489,495
Series A, Insured: NATL-RE (zero coupon), due 8/1/44	50,045,000	11,913,713
Series A, Insured: NATL-RE (zero coupon), due 8/1/45	166,105,000	37,375,286
Series A, Insured: NATL-RE (zero coupon), due 8/1/46	12,160,000	2,586,918
Series A, Insured: AMBAC (zero coupon), due 8/1/54	5,000,000	681,450
Series C 5.00%, due 8/1/40	1,500,000	1,241,250
Series A, Insured: AGM 5.00%, due 8/1/40	6,990,000	7,043,543
Series C 5.00%, due 8/1/46	18,870,000	15,614,925
Series C 5.25%, due 8/1/40	1,795,000	1,485,363
5.25%, due 8/1/57	3,345,000	2,767,987
		485,159,474
Rhode Island 0.3%
Providence Redevelopment Agency, Port Providence Lease, Certificates of Participation
Series A, Insured: AGC (zero coupon), due 9/1/24	1,735,000	1,447,198
Series A, Insured: AGC (zero coupon), due 9/1/26	685,000	525,895
Series A, Insured: AGC (zero coupon), due 9/1/29	1,835,000	1,220,954
Series A, Insured: AGC (zero coupon), due 9/1/30	1,835,000	1,156,288
Series A, Insured: AGC (zero coupon), due 9/1/32	1,500,000	850,920
Series A, Insured: AGC (zero coupon), due 9/1/34	1,000,000	512,360
Series A, Insured: AGC (zero coupon), due 9/1/35	360,000	175,270
Series A, Insured: AGC (zero coupon), due 9/1/36	470,000	217,225
Rhode Island Health & Educational Building Corp., Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/39	750,000	809,700
Rhode Island Health & Educational Building Corp., Public Schools Financing Project, Revenue Bonds Insured: AMBAC 5.00%, due 5/15/21	65,000	65,188
Tobacco Settlement Financing Corp., Revenue Bonds Series A (zero coupon), due 6/1/52	94,920,000	10,225,732
		17,206,730
South Carolina 1.7%
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Revenue Bonds Series C 1.69%, due 5/1/48 (a)	20,000,000	20,000,000
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman, Revenue Bonds 5.25%, due 11/15/52	7,000,000	7,314,860
South Carolina Public Service Authority, Revenue Bonds
Series C 5.00%, due 12/1/46	5,900,000	6,219,249
Series E 5.00%, due 12/1/48	20,190,000	21,084,821
Series A 5.00%, due 12/1/50	4,660,000	4,888,666
Series B 5.00%, due 12/1/56	6,055,000	6,395,533
Series E 5.25%, due 12/1/55	13,900,000	14,876,614
Series A 5.50%, due 12/1/54	5,100,000	5,473,422
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds Series D 5.00%, due 12/1/43	5,570,000	5,757,264
		92,010,429
South Dakota 0.1%
South Dakota Health & Educational Facilities Authority, Revenue Bonds Series E 5.00%, due 11/1/42	3,150,000	3,400,236

Tennessee 0.9%
Chattanooga Health Educational & Housing Facility Board, Catholic Health Initiatives, Revenue Bonds Series C 1.58%, due 5/1/39 (a)	10,000,000	10,000,000
Chattanooga-Hamilton County Hospital Authority, Revenue Bonds 5.00%, due 10/1/44	6,500,000	6,903,650
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds Series A 5.00%, due 10/1/45	11,910,000	12,696,417
Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur Healthcare, Revenue Bonds Series A, Insured: AGM 1.62%, due 6/1/42 (a)	20,000,000	20,000,000
		49,600,067
Texas 4.9%
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation, Revenue Bonds 5.00%, due 7/15/41	3,000,000	3,088,200
Bowie County Industrial Development Corp., Texarkana Newspapers, Inc., Revenue Bonds 1.66%, due 11/1/25 (a)	3,300,000	3,300,000
Central Texas Regional Mobility Authority, Revenue Bonds
(zero coupon), due 1/1/23	1,000,000	908,870
(zero coupon), due 1/1/33	315,000	189,173
(zero coupon), due 1/1/34	3,275,000	1,868,453
(zero coupon), due 1/1/35	3,700,000	2,004,586
(zero coupon), due 1/1/36	2,000,000	1,030,580
(zero coupon), due 1/1/39	3,500,000	1,541,995
4.00%, due 1/1/41	6,250,000	6,253,563
5.00%, due 1/1/33	1,225,000	1,319,374
5.00%, due 1/1/42	2,340,000	2,482,038
5.00%, due 1/1/46	12,215,000	13,283,446
6.75%, due 1/1/41	7,500,000	8,184,300
Central Texas Turnpike System, Revenue Bonds
Series C 5.00%, due 8/15/37	1,150,000	1,232,593
Series C 5.00%, due 8/15/42	10,850,000	11,517,817
City of Houston TX , Airport System Revenue, United Airlines, Inc., Revenue Bonds 5.00%, due 7/1/29 (b)	6,400,000	6,987,712
Clifton Higher Education Finance Corp., Idea Public Schools, Revenue Bonds
5.75%, due 8/15/41	1,750,000	1,917,510
6.00%, due 8/15/43	3,500,000	3,874,430
Clifton Higher Education Finance Corp., Revenue Bonds Series A 5.00%, due 12/1/45	2,500,000	2,617,000
Decatur Hospital Authority, Wise Regional Health System, Revenue Bonds Series A 5.25%, due 9/1/44	3,250,000	3,449,453
Grand Parkway Transportation Corp., 1st Tier Toll, Revenue Bonds Series A 5.50%, due 4/1/53	600,000	662,262
Gulf Coast Industrial Development Authority, Exxon Mobil Project, Revenue Bonds 1.55%, due 11/1/41 (a)	33,050,000	33,050,000
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Hospital, Revenue Bonds (a)
Subseries C-1 1.65%, due 12/1/24	6,800,000	6,800,000
Subseries C-2 1.65%, due 12/1/27	17,550,000	17,550,000
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds 7.00%, due 1/1/43	1,500,000	1,785,555
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A 5.00%, due 6/1/33	900,000	938,637
Series A 5.00%, due 6/1/38	1,960,000	2,040,987
Harris County Health Facilities Development Corp., Methodist Hospital System, Revenue Bonds (a)
Series A-2 1.60%, due 12/1/41	1,985,000	1,985,000
Series A-1 1.65%, due 12/1/41	1,090,000	1,090,000
Harris County-Houston Sports Authority Cap Appreciation, Senior Lien, Revenue Bonds Series A, Insured: AGM (zero coupon), due 11/15/40	1,060,000	367,650
Harris County-Houston Sports Authority, Revenue Bonds
Series H, Insured: NATL-RE (zero coupon), due 11/15/24	970,000	807,370
Series H, Insured: NATL-RE (zero coupon), due 11/15/26	600,000	462,270
Series H, Insured: NATL-RE (zero coupon), due 11/15/29	735,000	501,902
Series H, Insured: NATL-RE (zero coupon), due 11/15/32	250,000	143,880
Series A-3, Insured: NATL-RE (zero coupon), due 11/15/32	1,670,000	861,753
Series A-3, Insured: NATL-RE (zero coupon), due 11/15/33	890,000	432,362
Series H, Insured: NATL-RE (zero coupon), due 11/15/33	185,000	99,615
Series A, Insured: NATL-RE (zero coupon), due 11/15/34	1,805,000	832,784
Series A, Insured: AGM (zero coupon), due 11/15/34	1,535,000	790,065
Series H, Insured: NATL-RE (zero coupon), due 11/15/38	1,395,000	531,662
Series A, Insured: AGM, NATL-RE (zero coupon), due 11/15/38	36,815,000	14,603,774
Series H, Insured: NATL-RE (zero coupon), due 11/15/39	1,525,000	542,580
Series H, Insured: NATL-RE (zero coupon), due 11/15/40	1,855,000	616,008
Series H, Insured: NATL-RE (zero coupon), due 11/15/41	700,000	217,196
Mission Economic Development Corp., Natgasoline LLC Project, Revenue Bonds 4.625%, due 10/1/31 (b)(c)	10,000,000	10,216,200
Montgomery County Toll Road Authority, Revenue Bonds 5.00%, due 9/15/48	2,500,000	2,652,875
New Hope Cultural Education Facilities Corp., Collegiate Housing Denton Women's University Dining Project, Revenue Bonds Insured: AGM 4.00%, due 7/1/48	1,000,000	981,300
New Hope Cultural Education Facilities Corp., Collegiate Housing Tarleton State, Revenue Bonds Series A 5.00%, due 4/1/46	3,000,000	3,093,270
New Hope Cultural Education Facilities Corp., Jubilee Academic Center Project, Revenue Bonds (c)
Series A 5.00%, due 8/15/36	5,000,000	5,016,400
Series A 5.125%, due 8/15/47	2,085,000	2,083,415
New Hope Cultural Education Facilities Corp., Stephenville Tarleton State, Revenue Bonds Series A 6.00%, due 4/1/45	3,550,000	3,846,177
New Hope Cultural Education Facilities Finance Corp., Legacy at Midtown Park Project, Revenue Bonds Series A 5.50%, due 7/1/54	1,500,000	1,490,655
North East Texas Regional Mobility Authority, Revenue Bonds
Series B 5.00%, due 1/1/41	6,000,000	6,358,860
Series B 5.00%, due 1/1/46	2,650,000	2,798,665
North Texas Education Finance Corp., Uplift Education, Revenue Bonds Series A 5.25%, due 12/1/47	7,705,000	8,011,351
North Texas Tollway Authority, Revenue Bonds 5.00%, due 1/1/50	1,750,000	1,949,360
Red River Educational Finance Corp., Houston Baptist University Project, Revenue Bonds 5.50%, due 10/1/46	6,250,000	6,679,812
San Juan Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,000,000	1,073,480
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living CTR, Revenue Bonds 5.00%, due 11/15/40	1,500,000	1,536,270
Tarrant County Cultural Education Facilities Finance Corp., Baylor Health Care Systems Project, Revenue Bonds Series C 1.60%, due 11/15/50 (a)	8,400,000	8,400,000
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/26	3,500,000	3,801,420
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds Senior Lien 6.75%, due 6/30/43 (b)	11,700,000	13,368,654
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, Blueridge Transportation Group LLC, Revenue Bonds 5.00%, due 12/31/55 (b)	7,500,000	7,939,275
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, LBJ Infrastructure, Revenue Bonds
7.00%, due 6/30/40	3,080,000	3,266,186
7.50%, due 6/30/33	750,000	801,885
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility, Revenue Bonds 6.875%, due 12/31/39	5,050,000	5,242,860
Texas Public Finance Authority Charter School Finance Corp., ED - Burnham Wood Project, Revenue Bonds Series A 6.25%, due 9/1/36	400,000	400,308
Travis County Health Facilities Development Corp., Westminster Manor, Revenue Bonds 7.125%, due 11/1/40	1,000,000	1,089,960
		266,863,043
U.S. Virgin Islands 2.1%
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A 5.00%, due 10/1/32	15,600,000	14,469,000
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A 4.00%, due 10/1/22	1,705,000	1,725,579
Series A-1 4.30%, due 10/1/19	170,000	172,015
Series C 5.00%, due 10/1/19	4,590,000	4,653,112
Series B 5.00%, due 10/1/19	10,475,000	10,646,685
Series C 5.00%, due 10/1/22	8,515,000	8,585,249
Series B 5.00%, due 10/1/25	2,825,000	2,857,883
Series A 5.00%, due 10/1/29	9,215,000	9,322,263
Series A 5.125%, due 10/1/19	85,000	85,517
Series B 5.25%, due 10/1/29	6,410,000	6,449,421
Subseries A 6.00%, due 10/1/39	790,000	793,255
Series A 6.625%, due 10/1/29	3,105,000	3,139,590
Series A 6.75%, due 10/1/19	740,000	751,492
Series A 6.75%, due 10/1/37	10,910,000	11,031,537
Virgin Islands Public Finance Authority, Revenue Bonds
Series C 5.00%, due 10/1/20	2,000,000	1,980,020
Series C 5.00%, due 10/1/30	9,270,000	8,667,543
Series A 5.00%, due 10/1/34	2,600,000	2,401,750
Series C 5.00%, due 10/1/39	6,130,000	5,616,612
Virgin Islands Public Finance Authority, Senior Lien-Matching Fund Loan Note, Revenue Bonds Senior Lien-Series B 5.00%, due 10/1/25	16,740,000	16,933,180
Virgin Islands Water & Power Authority-Electric System, Revenue Bonds Series A 5.00%, due 7/1/31	1,145,000	1,074,331
		111,356,034
Utah 0.3%
Utah Charter School Finance Authority, Da Vinci Academy, Revenue Bonds 7.75%, due 3/15/39	700,000	784,434
Utah Infrastructure Agency, Telecommunication, Revenue Bonds Series A 5.00%, due 10/15/32	5,000,000	5,387,200
Utah Infrastructure Agency, Telecomunication, Revenue Bonds
Series A 5.00%, due 10/15/37	5,230,000	5,506,353
Series A 5.375%, due 10/15/40	6,260,000	6,769,439
		18,447,426
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency, Developmental & Mental Health Services, Revenue Bonds Series A, Insured: AGC 4.75%, due 8/15/36	500,000	512,595
Vermont Student Assistance Corp., Education Loan, Revenue Bonds Subseries B 4.50%, due 6/15/45 (b)	3,500,000	3,502,240
		4,014,835
Virginia 2.4%
Farmville Industrial Development Authority Facilities, Longwood University Student Project, Revenue Bonds
Series A 5.00%, due 1/1/48	7,000,000	7,339,850
Series A 5.00%, due 1/1/55	16,000,000	16,581,440
Henrico County Economic Development Authority, Residential Care Facility, Revenue Bonds Series C 5.00%, due 12/1/47	2,200,000	2,276,010
Lynchburg Economic Development Authority, Randolph College Project, Revenue Bonds 5.00%, due 9/1/48	3,705,000	3,957,681
Newport News Economic Development Authority, LifeSpire, Revenue Bonds 5.00%, due 12/1/38	2,575,000	2,665,073
Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds Series A 4.00%, due 9/1/48	4,890,000	4,717,090
Tobacco Settlement Financing Corp., Convertible-Senior, Revenue Bonds Senior Lien-Series B2 5.20%, due 6/1/46	2,000,000	1,965,480
Tobacco Settlement Financing Corp., Revenue Bonds Series B1 5.00%, due 6/1/47	29,205,000	27,639,028
Virginia College Building Authority, Marymount University Project, Revenue Bonds Series B 5.00%, due 7/1/45 (c)	1,945,000	1,993,100
Virginia Small Business Financing Authority, Elizabeth River Crossing, Revenue Bonds Senior Lien 5.50%, due 1/1/42 (b)	18,245,000	19,497,884
Virginia Small Business Financing Authority, Express Lanes LLC, Revenue Bonds Senior Lien 5.00%, due 1/1/40 (b)	10,000,000	10,447,700
Virginia Small Business Financing Authority, Transform I-66 P3 Project, Revenue Bonds 5.00%, due 12/31/56 (b)	29,200,000	31,158,444
Virginia Small Business Financing Authority, University Real Estate, Revenue Bonds 1.56%, due 7/1/30 (a)	65,000	65,000
		130,303,780
Washington 0.6%
King County Public Hospital District No.4, Limited General Obligation 7.00%, due 12/1/40	1,000,000	1,026,820
Pend Oreille County Public Utility, District No. 1 Box Canyon, Revenue Bonds 5.00%, due 1/1/48	5,430,000	5,766,443
Port of Seattle Industrial Development Corp., King County Public Hospital District, Special Facilities Delta Airlines, Revenue Bonds 5.00%, due 4/1/30 (b)	1,825,000	1,958,499
Washington Health Care Facilities Authority, Kadlec Regional Medical Center, Revenue Bonds 5.00%, due 12/1/42	6,660,000	7,252,007
Washington Higher Educational Facilities Authority, Whitworth University Project, Revenue Bonds Series A 5.00%, due 10/1/40	3,000,000	3,202,170
Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds 5.00%, due 1/1/48	3,000,000	3,052,020
Whidbey Island Public Hospital District, Unlimited General Obligation
5.375%, due 12/1/39	9,920,000	10,388,026
5.50%, due 12/1/33	2,070,000	2,201,652
		34,847,637
West Virginia 0.5%
Glenville State College, Board of Governors, Revenue Bonds 5.25%, due 6/1/47	4,000,000	3,982,160
Monongalia County Commission Special District, University Town Center, Revenue Bonds Series A 5.50%, due 6/1/37 (c)	4,000,000	4,088,080
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
Series A 4.00%, due 1/1/37	5,125,000	5,175,020
Series A 4.00%, due 1/1/38	2,500,000	2,506,025
Series A 4.125%, due 1/1/47	13,650,000	13,263,432
		29,014,717
Wisconsin 1.7%
Public Finance Authority Education Revenue, Coral Academy of Science Las Vegas, Revenue Bonds Series A 5.00%, due 7/1/48	2,000,000	2,094,700
Public Finance Authority Education Revenue, Guilford College, Revenue Bonds Series A 5.00%, due 1/1/48	11,495,000	11,793,640
Public Finance Authority Educational Facilities, Wingate University, Revenue Bonds
Series A 5.25%, due 10/1/33	1,125,000	1,238,580
Series A 5.25%, due 10/1/38	3,250,000	3,491,735
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds (c)
Series A 5.00%, due 6/1/36	750,000	752,228
Series A 5.125%, due 6/1/48	1,625,000	1,626,349
Public Finance Authority, Cullowhee LLC, Revenue Bonds 5.25%, due 7/1/47	2,000,000	2,086,020
Public Finance Authority, FFAH North Carolina & Missouri Portfolio, Revenue Bonds
Series A 4.75%, due 12/1/35	1,150,000	1,161,281
Series A 5.00%, due 12/1/45	3,200,000	3,227,392
Series A 5.15%, due 12/1/50	2,250,000	2,275,627
Public Finance Authority, Glenridge Palmer Ranch, Revenue Bonds Series A 8.25%, due 6/1/46 (c)	1,000,000	1,117,800
Public Finance Authority, Guilford College, Revenue Bonds 5.50%, due 1/1/47	4,000,000	4,226,240
Public Finance Authority, Irving Convention Center Hotel Project, Revenue Bonds Series A-2 7.00%, due 1/1/50 (c)	11,490,000	13,595,313
Public Finance Authority, National Gypsum Co., Revenue Bonds (b)
4.00%, due 8/1/35	4,000,000	3,773,360
5.25%, due 4/1/30	10,300,000	10,797,799
Public Finance Authority, Roseman University Health Sciences, Revenue Bonds
5.50%, due 4/1/32	1,250,000	1,320,750
5.875%, due 4/1/45	6,650,000	7,034,037
Public Finance Authority, Senior-Obligation Group, Revenue Bonds Series B 5.00%, due 7/1/42 (b)	10,000,000	10,490,800
Public Finance Authority, Whitestone-Retirement Facilities 1st Mortgage, Revenue Bonds 5.00%, due 3/1/52 (c)	1,800,000	1,873,188
Public Finance Authority, Wisconsin Airport Facilities, AFCO Investors II Portfolio, Revenue Bonds 5.75%, due 10/1/31 (b)(c)	1,670,000	1,692,896
Public Finance Authority, Wisconsin Educational Facility, Community School of Davidson Project, Revenue Bonds 5.00%, due 10/1/48	2,105,000	2,111,252
Public Finance Authority, Wisconsin Senior Living, Rose Villa Project, Revenue Bonds Series A 5.75%, due 11/15/44 (c)	1,400,000	1,475,712
Village of Warrens WI, Unlimited General Obligation 4.70%, due 12/1/19	120,000	116,334
Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Revenue Bonds 5.375%, due 2/1/48	4,400,000	4,510,132
		93,883,165
Wyoming 0.0% ‡
West Park Hospital District, West Park Hospital Project, Revenue Bonds Series B 6.50%, due 6/1/27	500,000	535,150
Wyoming Community Development Authority, Revenue Bonds 6.50%, due 7/1/43	930,000	973,040
		1,508,190
Total Municipal Bonds (Cost $5,195,697,505)		5,358,365,000

	Shares
Closed-End Funds 0.1%
Massachusetts 0.0% ‡
DWS Municipal Income Trust	124,496	1,363,231
MFS Municipal Income Trust	98,613	651,832
Pioneer Municipal High Income Trust	84,969	971,196
		2,986,259
Multi-State 0.1%
BlackRock Investment Quality Municipal Trust, Inc.	40,431	563,204
BlackRock Municipal Income Investment Quality Trust	18,120	240,633
BlackRock MuniEnhanced Fund, Inc.	70,702	738,836
BlackRock MuniHoldings Investment Quality Fund	70,458	903,976
BlackRock MuniYield Investment Quality Fund	36,189	474,076
BlackRock New York Municipal Fund	16,573	213,626
		3,134,351
Total Closed-End Funds (Cost $6,093,238)		6,120,610
Total Investments (Cost $5,201,790,743)	98.9%	5,364,485,610
Other Assets, Less Liabilities	1.1	58,318,274
Net Assets	100.0%	$5,422,803,884

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Floating rate - Rate shown was the rate in effect as of January 31, 2019.
(e)	Illiquid security - As of January 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $8,603,400, which represented 0.2% of the Fund's net assets.
(f)	Issue in non-accrual status.
(g)	Issue in default.

As of January 31, 2019, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(1,216)	March 2019	$(144,729,703)	$(148,922,000)	$(4,192,297)
United States Treasury Long Bond	(250)	March 2019	(34,840,310)	(36,671,875)	(1,831,565)
			$(179,570,013)	$(185,593,875)	$(6,023,862)

1.	As of January 31, 2019, cash in the amount of $2,035,900 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2019.

The following abbreviations are used in the preceding pages:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets and liabilities:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds	$—	$5,358,365,000	$—	$5,358,365,000
Closed-End Funds	6,120,610	—	—	6,120,610
Total Investments in Securities	$6,120,610	$5,358,365,000	$—	$5,364,485,610

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(6,023,862)	$—	$—	$(6,023,862)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay International Opportunities Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 97.2% †
Australia 8.2%
Accent Group, Ltd. (Specialty Retail)	669,641	$635,224
AGL Energy, Ltd. (Multi-Utilities)	147,092	2,290,252
Altium, Ltd. (Software)	5,271	95,596
Alumina, Ltd. (Metals & Mining)	1,222,898	2,160,087
AMP, Ltd. (Diversified Financial Services)	770,897	1,266,425
Appen, Ltd. (IT Services)	127,686	1,481,327
Aurizon Holdings, Ltd. (Road & Rail)	670,342	2,143,995
Australia & New Zealand Banking Group, Ltd. (Banks)	130,698	2,377,960
Bank of Queensland, Ltd. (Banks)	82,453	609,540
BHP Group PLC (Metals & Mining)	69,284	1,535,933
BHP Group, Ltd. (Metals & Mining)	96,357	2,439,560
Bravura Solutions, Ltd. (Software)	206,166	629,421
CIMIC Group, Ltd. (Construction & Engineering)	58,056	1,891,023
Coca-Cola Amatil, Ltd. (Beverages)	53,458	326,412
Commonwealth Bank of Australia (Banks)	24,825	1,261,546
Computershare, Ltd. (IT Services)	168,666	2,178,661
Crown Resorts, Ltd. (Hotels, Restaurants & Leisure)	162,385	1,410,550
Genworth Mortgage Insurance Australia, Ltd. (Thrifts & Mortgage Finance) (a)	676,550	1,091,761
GWA Group, Ltd. (Building Products)	302,297	615,271
Harvey Norman Holdings, Ltd. (Multiline Retail) (a)	314,893	771,379
Incitec Pivot, Ltd. (Chemicals)	224,767	540,798
IPH, Ltd. (Professional Services)	97,749	388,664
McMillan Shakespeare, Ltd. (Professional Services)	7,972	88,951
New Hope Corp, Ltd. (Oil, Gas & Consumable Fuels)	337,762	984,532
Nine Entertainment Co. Holdings, Ltd. (Media)	683,742	723,152
Rio Tinto, Ltd. (Metals & Mining)	45,706	2,892,122
Select Harvests, Ltd. (Food Products)	3,052	13,333
Sigma Healthcare, Ltd. (Health Care Providers & Services)	569,217	223,432
Super Retail Group, Ltd. (Specialty Retail)	79,454	421,035
Tassal Group, Ltd. (Food Products)	41,366	131,101
Telstra Corp., Ltd. (Diversified Telecommunication Services)	1,048,282	2,369,808
Westpac Banking Corp. (Banks)	20,737	370,060
		36,358,911
Austria 0.7%
Andritz A.G. (Machinery) (b)	13,897	685,889
AT&S Austria Technologie & Systemtechnik A.G. (Electronic Equipment, Instruments & Components)	18,073	372,354
Raiffeisen Bank International A.G. (Banks)	75,298	1,989,174
		3,047,417
Belgium 0.9%
ageas S.A./N.A. (Insurance)	46,869	2,176,964
Anheuser-Busch InBev S.A. / N.V. (Beverages)	1,793	136,702
Proximus SADP (Diversified Telecommunication Services)	41,099	1,101,251
UCB S.A. (Pharmaceuticals)	7,609	658,768
		4,073,685
China 0.7%
China Sunsine Chemical Holdings, Ltd. (Chemicals)	179,200	173,050
CITIC Telecom International Holdings, Ltd. (Diversified Telecommunication Services)	1,489,000	540,789
Yangzijiang Shipbuilding Holdings, Ltd. (Machinery)	2,103,800	2,187,877
		2,901,716
Denmark 2.0%
GN Store Nord A/S (Health Care Equipment & Supplies)	30,159	1,298,394
H. Lundbeck A/S (Pharmaceuticals)	16,627	728,311
Matas A/S (Specialty Retail)	25,976	294,711
Novo Nordisk A/S, Class B (Pharmaceuticals)	39,721	1,852,559
Pandora A/S (Textiles, Apparel & Luxury Goods)	47,821	2,070,503
Scandinavian Tobacco Group A/S (Tobacco) (c)	14,906	192,770
Vestas Wind Systems A/S (Electrical Equipment)	31,118	2,566,767
		9,004,015
Finland 1.0%
Finnair OYJ (Airlines)	66,673	558,999
Fortum OYJ (Electric Utilities)	103,671	2,351,877
Metso OYJ (Machinery)	23,378	685,016
Stora Enso OYJ, Class R (Paper & Forest Products)	71,882	962,219
		4,558,111
France 7.0%
Airbus S.E. (Aerospace & Defense)	3,268	374,878
Akka Technologies S.E. (Professional Services)	3,666	229,527
ATOS S.E. (IT Services)	1,819	165,979
Beneteau S.A. (Leisure Products)	7,368	104,574
Capgemini S.E. (IT Services)	8,211	906,749
Casino Guichard Perrachon S.A. (Food & Staples Retailing) (a)	48,207	2,373,193
COFACE S.A. (Insurance) (d)	11,540	105,934
Credit Agricole S.A. (Banks)	206,557	2,354,557
Electricite de France S.A. (Electric Utilities)	139,134	2,298,017
Engie S.A. (Multi-Utilities)	185,257	2,965,450
Eramet S.A. (Metals & Mining)	17,384	1,210,776
Eutelsat Communications S.A. (Media)	76,897	1,628,301
IPSOS (Media)	5,439	126,253
Kaufman & Broad S.A. (Household Durables)	18,795	758,109
Kering S.A. (Textiles, Apparel & Luxury Goods)	6,600	3,305,031
L'Oreal S.A. (Personal Products)	16,705	4,017,225
Neopost S.A. (Technology Hardware, Storage & Peripherals)	27,183	682,011
Orange S.A. (Diversified Telecommunication Services)	75,583	1,173,971
Rallye S.A. (Food & Staples Retailing) (a)	224	2,577
Rothschild & Co. (Capital Markets)	2,533	83,789
Safran S.A. (Aerospace & Defense)	26,768	3,508,124
Societe Generale S.A. (Banks)	83,060	2,580,212
		30,955,237
Germany 6.8%
Allianz S.E., Registered (Insurance)	12,576	2,661,828
BASF S.E. (Chemicals)	6,575	480,293
Bet-at-home.com A.G. (Hotels, Restaurants & Leisure)	1,411	96,175
Deutsche Boerse A.G. (Capital Markets)	1,845	245,495
Deutsche Lufthansa A.G., Registered (Airlines)	92,015	2,323,366
Deutsche Pfandbriefbank A.G. (Thrifts & Mortgage Finance) (c)	120,114	1,353,515
Deutsche Telekom A.G., Registered (Diversified Telecommunication Services)	189,023	3,070,087
Deutsche Wohnen A.G. (Real Estate Management & Development)	10,347	516,244
DEUTZ A.G. (Machinery)	198,832	1,412,153
Evonik Industries A.G. (Chemicals)	8,261	225,609
Evotec A.G. (Life Sciences Tools & Services) (d)	55,590	1,301,835
Hamburger Hafen und Logistik A.G. (Transportation Infrastructure)	8,064	179,524
HOCHTIEF A.G. (Construction & Engineering)	14,521	2,169,005
MTU Aero Engines A.G. (Aerospace & Defense)	6,582	1,417,853
Muenchener Rueckversicherungs-Gesellschaft A.G., Registered (Insurance)	717	159,622
Puma S.E. (Textiles, Apparel & Luxury Goods)	1,417	789,053
Rocket Internet S.E. (Internet & Direct Marketing Retail) (c)(d)	33,974	856,283
SAP S.E. (Software)	25,206	2,603,783
Siemens A.G., Registered (Industrial Conglomerates)	11,852	1,299,332
Siemens Healthineers A.G. (Health Care Equipment & Supplies) (c)(d)	53,304	2,100,329
Takkt A.G. (Internet & Direct Marketing Retail)	4,149	69,999
TUI A.G. (Hotels, Restaurants & Leisure) (d)	15,208	230,186
Volkswagen A.G. (Automobiles)	10,858	1,889,065
Vonovia S.E. (Real Estate)	56,586	2,837,500
		30,288,134
Hong Kong 3.5%
AIA Group, Ltd. (Insurance)	197,000	1,769,878
CK Asset Holdings, Ltd. (Real Estate Management & Development)	326,000	2,731,501
CK Hutchison Holdings, Ltd. (Industrial Conglomerates)	285,000	2,867,378
First Pacific Co., Ltd. (Diversified Financial Services)	2,448,000	1,057,546
Get Nice Financial Group, Ltd. (Capital Markets)	412,000	49,353
Giordano International, Ltd. (Specialty Retail)	698,000	350,461
HKT Trust & HKT, Ltd. (Diversified Telecommunication Services)	1,152,000	1,697,064
Luk Fook Holdings International, Ltd. (Specialty Retail)	83,000	240,629
NWS Holdings, Ltd. (Industrial Conglomerates)	647,000	1,480,808
Pacific Textiles Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	168,000	146,438
PC Partner Group, Ltd. (Technology Hardware, Storage & Peripherals)	64,000	25,365
Shun Tak Holdings, Ltd. (Industrial Conglomerates)	1,294,000	512,841
Singamas Container Holdings, Ltd. (Machinery)	1,114,000	150,480
Sun Hung Kai Properties, Ltd. (Real Estate Management & Development)	38,500	643,699
United Laboratories International Holdings, Ltd. (Pharmaceuticals) (a)	1,096,000	621,525
Yue Yuen Industrial Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	386,500	1,319,995
		15,664,961
Israel 1.8%
Bank Leumi Le-Israel B.M. (Banks)	358,845	2,368,050
Israel Corp., Ltd. (Chemicals)	2,892	832,116
Mizrahi Tefahot Bank, Ltd. (Banks)	59,877	1,111,941
Oil Refineries, Ltd. (Oil, Gas & Consumable Fuels)	685,745	333,502
Plus500, Ltd. (Diversified Financial Services)	67,161	1,352,156
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals) (b)(d)	110,300	2,189,455
		8,187,220
Italy 2.9%
ASTM S.p.A. (Transportation Infrastructure)	60,252	1,444,804
Atlantia S.p.A (Transportation Infrastructure)	102,590	2,423,641
Banca Farmafactoring S.p.A (Diversified Financial Services) (c)	8,580	50,282
Banca IFIS S.p.A. (Diversified Financial Services)	19,099	366,823
BPER Banca (Banks)	58,748	198,770
El.En. S.p.A. (Health Care Equipment & Supplies) (b)	20,435	374,004
Falck Renewables S.p.A. (Independent Power & Renewable Electricity Producers)	440,974	1,410,745
Leonardo S.p.A. (Aerospace & Defense)	223,362	2,162,373
Maire Tecnimont S.p.A. (Construction & Engineering)	327,488	1,313,449
Poste Italiane S.p.A. (Insurance) (c)	248,530	2,137,487
Saras S.p.A. (Oil, Gas & Consumable Fuels)	303,190	645,478
Societa Cattolica di Assicurazioni S.C. (Insurance)	40,343	372,183
		12,900,039
Japan 24.5%
Alfresa Holdings Corp. (Health Care Providers & Services)	39,300	1,081,314
Astellas Pharma, Inc. (Pharmaceuticals)	198,400	2,931,603
Chubu Electric Power Co., Inc. (Electric Utilities)	138,000	2,178,481
Daiwa House Industry Co., Ltd. (Real Estate Management & Development) (b)	33,800	1,094,447
Electric Power Development Co., Ltd. (Independent Power & Renewable Electricity Producers)	50,800	1,267,143
Fujitsu, Ltd. (IT Services)	36,500	2,440,817
Fukuoka Financial Group, Inc. (Banks)	93,200	2,054,379
Hitachi Construction Machinery Co., Ltd. (Machinery)	20,700	522,227
Hitachi, Ltd. (Electronic Equipment, Instruments & Components)	93,800	2,939,081
Idemitsu Kosan Co., Ltd. (Oil, Gas & Consumable Fuels)	60,000	2,112,463
INPEX Corp. (Oil, Gas & Consumable Fuels)	69,400	666,125
Isetan Mitsukoshi Holdings, Ltd. (Multiline Retail)	178,000	1,826,982
ITOCHU Corp. (Trading Companies & Distributors)	91,500	1,672,915
Japan Post Holdings Co., Ltd. (Insurance)	190,800	2,341,975
JFE Holdings, Inc. (Metals & Mining)	130,300	2,290,194
JXTG Holdings, Inc. (Oil, Gas & Consumable Fuels)	455,100	2,479,287
Kansai Electric Power Co., Inc. (Electric Utilities) (b)	139,700	2,121,311
Kobe Steel, Ltd. (Metals & Mining) (b)	180,600	1,442,479
Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	216,000	2,167,436
Kyocera Corp. (Electronic Equipment, Instruments & Components)	17,400	976,668
Marubeni Corp. (Trading Companies & Distributors)	312,600	2,429,627
Mebuki Financial Group, Inc. (Banks)	712,900	1,996,186
Mitsubishi Chemical Holdings Corp. (Chemicals)	98,700	845,508
Mitsubishi Corp. (Trading Companies & Distributors)	111,600	3,259,120
Mitsubishi Gas Chemical Co., Inc. (Chemicals)	63,500	999,793
Mitsubishi UFJ Financial Group, Inc. (Banks)	343,800	1,842,017
Mitsubishi UFJ Lease & Finance Co., Ltd. (Diversified Financial Services)	220,600	1,126,037
Mitsui & Co., Ltd. (Trading Companies & Distributors)	173,900	2,829,816
Mizuho Financial Group, Inc. (Banks)	1,941,700	3,197,989
MS&AD Insurance Group Holdings, Inc. (Insurance)	80,400	2,387,088
Nikon Corp. (Household Durables)	36,300	621,191
Nippon Electric Glass Co., Ltd. (Electronic Equipment, Instruments & Components)	79,000	2,190,314
Nippon Express Co., Ltd. (Road & Rail)	36,000	2,273,858
Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	68,000	2,916,025
Oji Holdings Corp. (Paper & Forest Products)	373,500	2,156,819
ORIX Corp. (Diversified Financial Services)	168,100	2,530,953
Persol Holdings Co., Ltd. (Professional Services)	118,800	2,108,243
Rakuten, Inc. (Internet & Direct Marketing Retail) (d)	279,200	2,099,287
Ricoh Co., Ltd. (Technology Hardware, Storage & Peripherals)	182,300	1,938,062
Seven & i Holdings Co., Ltd. (Food & Staples Retailing)	67,700	2,945,424
Showa Denko K.K. (Chemicals)	63,200	2,111,985
SoftBank Group Corp. (Wireless Telecommunication Services)	43,300	3,389,266
Sony Corp. (Household Durables) (b)	80,700	4,050,373
Sumco Corp. (Semiconductors & Semiconductor Equipment)	64,600	893,161
Sumitomo Chemical Co., Ltd. (Chemicals)	419,300	2,178,782
Sumitomo Heavy Industries, Ltd. (Machinery)	64,500	2,176,153
Sumitomo Mitsui Financial Group, Inc. (Banks)	98,000	3,639,293
Suzuken Co., Ltd. (Health Care Providers & Services)	38,200	1,998,990
TAISEI Corp. (Construction & Engineering)	50,200	2,355,033
Takashimaya Co., Ltd. (Multiline Retail)	79,500	1,077,273
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	4,400	177,293
Toyota Motor Corp. (Automobiles) (b)	88,600	5,429,470
		108,777,756
Kazakhstan 0.3%
KAZ Minerals PLC (Metals & Mining)	175,812	1,368,350

Luxembourg 0.7%
Eurofins Scientific S.E. (Life Sciences Tools & Services)	5,260	2,116,841
Tenaris S.A. (Energy Equipment & Services)	62,670	786,542
		2,903,383

Macau 0.5%
Wynn Macau, Ltd. (Hotels, Restaurants & Leisure)	976,400	2,369,097

Netherlands 3.5%
Arcadis N.V. (Construction & Engineering)	30,012	388,861
argenx S.E. (Biotechnology) (d)	3,759	397,986
ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	3,813	668,707
EXOR N.V. (Diversified Financial Services)	35,492	2,266,826
Flow Traders (Capital Markets) (c)	40,914	1,264,414
Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	115,395	3,040,506
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	35,400	3,080,862
Royal Dutch Shell PLC, Class A (Oil, Gas & Consumable Fuels)	85,860	2,659,941
Signify N.V. (Electrical Equipment) (c)	54,315	1,347,201
Wolters Kluwer N.V. (Professional Services)	5,804	361,393
		15,476,697
New Zealand 0.0% ‡
Summerset Group Holdings, Ltd. (Health Care Providers & Services)	13,607	57,465

Norway 1.5%
Austevoll Seafood ASA (Food Products)	96,461	1,228,358
Equinor ASA (Oil, Gas & Consumable Fuels)	17,566	401,559
Grieg Seafood ASA (Food Products)	102,844	1,324,274
Mowi ASA (Food Products) (d)	100,900	2,220,435
TGS NOPEC Geophysical Co. ASA (Energy Equipment & Services)	43,541	1,291,163
		6,465,789
Portugal 0.4%
Altri SGPS S.A. (Paper & Forest Products)	172,539	1,427,839
Mota-Engil SGPS S.A. (Construction & Engineering) (d)	124,224	274,420
		1,702,259
Singapore 0.5%
Best World International, Ltd. (Personal Products)	626,300	1,242,179
Chip Eng Seng Corp., Ltd. (Construction & Engineering)	93,600	49,018
Wilmar International, Ltd. (Food Products)	426,100	1,054,013
		2,345,210
South Africa 0.9%
Anglo American PLC (Metals & Mining)	116,948	2,980,039
Investec PLC (Capital Markets)	145,036	930,601
		3,910,640
Spain 3.4%
Almirall S.A. (Pharmaceuticals)	75,234	1,274,470
Banco Santander S.A. (Banks) (a)	217,431	1,028,337
ENCE Energia y Celulosa S.A. (Paper & Forest Products)	81,291	630,384
Endesa S.A. (Electric Utilities)	91,892	2,295,018
Grifols S.A. (Biotechnology)	64,006	1,666,693
Iberdrola S.A. (Electric Utilities)	445,508	3,671,483
Sacyr S.A. (Construction & Engineering)	550,400	1,325,494
Telefonica S.A. (Diversified Telecommunication Services)	371,045	3,183,111
		15,074,990
Sweden 3.9%
Atlas Copco A.B., Class A (Machinery)	23,902	622,094
Betsson A.B. (Hotels, Restaurants & Leisure) (d)	134,981	1,243,096
Capio A.B. (Health Care Providers & Services) (c)(e)	29,785	190,922
Hoist Finance A.B. (Consumer Finance) (c)	37,812	183,244
ICA Gruppen A.B. (Food & Staples Retailing) (a)	54,793	1,925,674
JM A.B. (Household Durables) (a)	60,996	1,230,254
Mekonomen A.B. (Specialty Retail)	5,147	41,013
Mycronic A.B. (Electronic Equipment, Instruments & Components) (a)	15,539	198,695
Nobina A.B. (Road & Rail) (c)	123,118	842,934
Recipharm A.B., Class B (Pharmaceuticals) (d)	30,616	394,528
Securitas A.B., Class B (Commercial Services & Supplies)	78,824	1,265,334
Skandinaviska Enskilda Banken A.B., Class A (Banks)	139,561	1,462,187
Swedish Match A.B. (Tobacco)	49,800	2,227,374
Telefonaktiebolaget LM Ericsson, Class B (Communications Equipment)	325,849	2,893,923
Telia Co. A.B. (Diversified Telecommunication Services)	493,849	2,149,317
THQ Nordic A.B. (Entertainment) (a)(d)	15,617	305,148
		17,175,737
Switzerland 6.5%
Ferrexpo PLC (Metals & Mining)	488,560	1,655,814
Implenia A.G. Registered (Construction & Engineering)	18,741	659,596
Leonteq A.G. (Capital Markets) (d)	9,486	437,456
Novartis A.G., Registered (Pharmaceuticals) (b)	92,825	8,074,174
Roche Holding A.G. (Pharmaceuticals) (b)	30,405	8,070,189
Schweizerische Nationalbank, Registered (Diversified Financial Services)	44	214,591
Sonova Holding A.G. (Health Care Equipment & Supplies)	13,138	2,459,948
Sunrise Communications Group A.G. (Diversified Telecommunication Services) (c)(d)	6,744	567,962
Swisscom A.G., Registered (Diversified Telecommunication Services)	2,597	1,243,071
Swissquote Group Holding S.A., Registered (Capital Markets)	26,555	1,248,375
Temenos A.G., Registered (Software) (d)	5,513	742,311
Zurich Insurance Group A.G. (Insurance) (b)	11,152	3,495,478
		28,868,965
United Kingdom 14.2%
Ashtead Group PLC (Trading Companies & Distributors)	95,328	2,411,245
AstraZeneca PLC (Pharmaceuticals)	18,290	1,327,080
Auto Trader Group PLC (Interactive Media & Services) (c)	283,522	1,699,433
Aviva PLC (Insurance)	503,658	2,735,534
Barclays PLC (Banks)	1,512,218	3,137,380
Barratt Developments PLC (Household Durables)	50,115	354,026
Berkeley Group Holdings PLC (Household Durables)	43,967	2,164,246
British American Tobacco PLC (Tobacco)	30,500	1,074,901
BT Group PLC (Diversified Telecommunication Services)	142,651	434,823
Burberry Group PLC (Textiles, Apparel & Luxury Goods)	98,939	2,337,776
Centrica PLC (Multi-Utilities)	529,421	947,145
Charter Court Financial Services Group PLC (Thrifts & Mortgage Finance) (c)	33,474	121,440
Computacenter PLC (IT Services)	93,146	1,277,901
Diageo PLC (Beverages)	32,367	1,231,760
Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment) (d)	50,797	1,484,371
Drax Group PLC (Independent Power & Renewable Electricity Producers)	264,895	1,395,998
FirstGroup PLC (Road & Rail) (d)	145,392	176,394
Games Workshop Group PLC (Leisure Products)	265	10,514
Genel Energy PLC (Oil, Gas & Consumable Fuels) (d)	493,398	1,202,387
Go-Ahead Group PLC (Road & Rail)	20,406	481,493
Greene King PLC (Hotels, Restaurants & Leisure)	57,204	450,172
Gulf Keystone Petroleum, Ltd. (Oil, Gas & Consumable Fuels) (d)	258,171	733,106
HSBC Holdings PLC (Banks)	525,363	4,402,441
Imperial Brands PLC (Tobacco)	92,707	3,070,259
Inchcape PLC (Distributors)	121,112	910,213
International Consolidated Airlines Group S.A. (Airlines)	265,208	2,241,465
Just Group PLC (Insurance)	358,375	476,625
Legal & General Group PLC (Insurance)	622,890	2,119,251
Meggitt PLC (Aerospace & Defense)	295,274	1,997,596
Micro Focus International PLC (Software)	114,299	2,175,259
NEXT PLC (Multiline Retail)	36,010	2,289,272
OneSavings Bank PLC (Thrifts & Mortgage Finance)	258,930	1,276,943
Paragon Banking Group PLC (Thrifts & Mortgage Finance)	101,047	549,748
Pearson PLC (Media)	171,120	2,033,434
Persimmon PLC (Household Durables)	21,185	659,923
Pets at Home Group PLC (Specialty Retail)	489,577	846,326
Playtech PLC (Hotels, Restaurants & Leisure)	109,217	554,660
Redrow PLC (Household Durables)	31,909	242,950
Restaurant Group PLC (Hotels, Restaurants & Leisure)	241,879	473,017
Rio Tinto PLC (Metals & Mining)	72,571	3,985,833
Royal Mail PLC (Air Freight & Logistics)	409,124	1,438,643
Softcat PLC (IT Services)	41,740	380,486
Tesco PLC (Food & Staples Retailing)	163,360	478,020
Unilever N.V., CVA (Personal Products)	24,087	1,286,001
Unilever PLC (Personal Products)	35,345	1,847,153
		62,924,643
United States 0.9%
Carnival PLC (Hotels, Restaurants & Leisure)	42,715	2,413,555
Sims Metal Management, Ltd. (Metals & Mining)	178,735	1,347,296
		3,760,851
Total Common Stocks (Cost $437,400,810)		431,121,278

Exchange-Traded Funds 0.4%
United States 0.4%
iShares MSCI EAFE ETF (Capital Markets)	28,373	1,778,420

Total Exchange-Traded Funds (Cost $1,767,097)		1,778,420

Preferred Stocks 0.7%
Germany 0.7%
Volkswagen A.G. 2.55% (Automobiles)	16,922	2,878,608

Total Preferred Stocks (Cost $2,822,124)		2,878,608

Short-Term Investment 0.4%
Affiliated Investment Company 0.4%
MainStay U.S. Government Liquidity Fund, 2.24% (f)	1,956,868	1,956,868

Total Short-Term Investment (Cost $1,956,868)		1,956,868

Total Investments, Before Investments Sold Short (Cost $443,946,899)	98.7%	437,735,174

Investments Sold Short (0.0%)‡
Common Stocks Sold Short (0.0%)‡
Australia (0.0%) ‡
Virgin Australia International Holdings Pty, Ltd. (Airlines) (d)(e)(g)(h)	(444,108)	(32)

China (0.0%) ‡
Boshiwa International Holding, Ltd. (Specialty Retail) (d)(e)(g)(h)	(86,000)	(2,740)

Hong Kong (0.0%) ‡
Anxin-China Holdings, Ltd. (Electronic Equipment, Instruments & Components) (d)(e)(g)(h)	(1,608,000)	(20,492)

Total Common Stocks Sold Short (Proceeds $310,473)		(23,264)

	Number of Rights
Rights Sold Short (0.0%) ‡
Austria (0.0%) ‡
Intercell A.G. (Biotechnology) (d)(e)(g)(h)	(19,159)	(2)
Total Rights Sold Short (Proceeds $0)		(2)

	Number of Warrants
Warrants Sold Short (0.0%) ‡
Singapore (0.0%) ‡

Ezion Holdings, Ltd. (Energy Equipment & Services) (d)(e)(g)(h)	(2,005,620)	(149)
Total Warrants Sold Short (Proceeds $0)		(149)

Total Investments Sold Short (Proceeds $310,473)		(23,415)

Total Investments, Net of Investments Sold Short (Cost $443,636,426)	98.7%	437,711,759
Other Assets, Less Liabilities	1.3	5,845,937

Net Assets	100.0%	$443,557,696

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of January 31, 2019, the market value of securities loaned was $7,589,369 and the Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $8,059,073.
(b)	Represents a security, or a portion thereof, which is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Non-income producing security.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2019, the total market value of fair valued securities was $167,507, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Current yield as of January 31, 2019.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Illiquid security - As of January 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $(23,415), which represented less than one-tenth of a percent of the Fund's net assets.

Swap Contracts

Open OTC total return equity swap contracts as of January 31, 2019 were as follows1:

Swap Counterparty Australia	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)	Unrealized Appreciation
Citigroup	Altura Mining, Ltd.	1 month LIBOR BBA minus 7.056%	12/19/2019	Monthly	$(330)	$104,375
Citigroup	ARB Corp., Ltd.	1 month LIBOR BBA minus 0.50%	12/19/2019	Monthly	(462)	26,649
Citigroup	Australian Agricultural Co., Ltd.	1 month LIBOR BBA minus 1.50%	12/19/2019	Monthly	(193)	27,407
Citigroup	Clean TeQ Holdings, Ltd.	1 month LIBOR BBA minus 13.025%	12/19/2019	Monthly	(426)	23,840
Citigroup	CSL, Ltd.	1 month LIBOR BBA plus 0.50%	12/19/2019	Monthly	323	14,969
Citigroup	Galaxy Resources, Ltd.	1 month LIBOR BBA minus 11.818%	12/19/2019	Monthly	(1,539)	353,065
Citigroup	HUB24, Ltd.	1 month LIBOR BBA minus 6.192%	12/19/2019	Monthly	(616)	2,900
Citigroup	ioneer, Ltd.	1 month LIBOR BBA minus 6.774%	12/19/2019	Monthly	(108)	39,584
Citigroup	Kidman Resources, Ltd.	1 month LIBOR BBA minus 6.00%	12/19/2019	Monthly	(81)	12,477
Citigroup	Metals X, Ltd.	1 month LIBOR BBA minus 1.916%	12/19/2019	Monthly	(218)	36,203
Citigroup	Netwealth Group, Ltd.	1 month LIBOR BBA minus 0.50%	12/19/2019	Monthly	(91)	3,679
Citigroup	Orocobre, Ltd.	1 month LIBOR BBA minus 10.00%	12/19/2019	Monthly	(40)	155
Citigroup	Pilbara Minerals, Ltd.	1 month LIBOR BBA minus 13.50%	12/19/2019	Monthly	(541)	40,512
Citigroup	South32, Ltd.	1 month LIBOR BBA plus 0.50%	12/19/2019	Monthly	2,353	84,728
Citigroup	Syrah Resources, Ltd.	1 month LIBOR BBA minus 5.50%	12/19/2019	Monthly	(272)	26,147
Citigroup	Virgin Australia Holdings, Ltd.	1 month LIBOR BBA minus 5.00%	12/19/2019	Monthly	(33)	3,018
Citigroup	Vocus Group, Ltd.	1 month LIBOR BBA minus 0.748%	12/19/2019	Monthly	(1,127)	24,850
Citigroup	Whitehaven Coal, Ltd.	1 month LIBOR BBA plus 0.50%	12/19/2019	Monthly	1,470	59,198
Belgium
Citigroup	Ion Beam Applications	1 month LIBOR BBA minus 5.50%	12/19/2019	Monthly	(614)	105,647
Denmark
Citigroup	Bang & Olufsen A/S	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(289)	63,378
Finland
Citigroup	Caverion OYJ	1 month LIBOR BBA minus 2.161%	12/19/2019	Monthly	(251)	316
Citigroup	Outotec OYJ	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(466)	11,863
France
Citigroup	Claranova SADIR	1 month LIBOR BBA minus 9.00%	12/19/2019	Monthly	—	—
Citigroup	DBV Technologies S.A.	1 month LIBOR BBA minus 4.25%	12/19/2019	Monthly	(647)	399,003
Citigroup	Europcar Groupe S.A.	1 month LIBOR BBA minus 0.517%	12/19/2019	Monthly	(413)	585
Citigroup	LVMH Moet Hennessy Louis Vuitton S.E.	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	1,304	67,501
Citigroup	Peugeot S.A.	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	2,364	189,845
Citigroup	Sanofi	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	5,107	51,547
Citigroup	Solocal Group	1 month LIBOR BBA minus 3.864%	12/19/2019	Monthly	(746)	213,033
Citigroup	SRP Groupe S.A.	1 month LIBOR BBA minus 10.659%	12/19/2019	Monthly	(108)	28,913
Citigroup	Tarkett S.A.	1 month LIBOR BBA minus 0.523%	12/19/2019	Monthly	(1,287)	73
Citigroup	Technicolor S.A., Registered	1 month LIBOR BBA minus 6.00%	12/19/2019	Monthly	(897)	142,245
Citigroup	Vallourec S.A.	1 month LIBOR BBA minus 12.00%	12/19/2019	Monthly	(110)	19,595
Germany
Citigroup	Aumann A.G.	1 month LIBOR BBA minus 4.50%	12/19/2019	Monthly	(933)	138,832
Citigroup	Bayer A.G., Registered	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	3,613	26,178
Citigroup	SGL Carbon S.E.	1 month LIBOR BBA minus 4.799%	12/19/2019	Monthly	(541)	40,840
Citigroup	SLM Solutions Group A.G.	1 month LIBOR BBA minus 12.50%	12/19/2019	Monthly	(238)	12,045
Citigroup	Tele Columbus A.G.	1 month LIBOR BBA minus 6.50%	12/19/2019	Monthly	(87)	12,963
Citigroup	zooplus A.G.	1 month LIBOR BBA minus 4.50%	12/19/2019	Monthly	(950)	158,034
Hong Kong
Citigroup	Esprit Holdings, Ltd.	1 month LIBOR BBA minus 0.827%	12/19/2019	Monthly	(436)	68,697
Citigroup	Pacific Basin Shipping, Ltd.	1 month LIBOR BBA minus 0.50%	12/19/2019	Monthly	(878)	136,267
Citigroup	Sa Sa International Holdings, Ltd.	1 month LIBOR BBA minus 1.021%	12/19/2019	Monthly	(238)	2,959
Italy
Citigroup	Bio On S.p.A.	1 month LIBOR BBA minus 10.00%	12/19/2019	Monthly	(915)	102,232
Citigroup	Credito Valtellinese S.p.A.	1 month LIBOR BBA minus 5.50%	12/19/2019	Monthly	(1,002)	282,321
Citigroup	Datalogic S.p.A.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(324)	10,148
Citigroup	De' Longhi S.p.A.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(56)	381
Citigroup	Fiat Chrysler Automobiles N.V.	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	2,546	67,101
Citigroup	Fila S.p.A.	1 month LIBOR BBA minus 2.456%	12/19/2019	Monthly	(349)	10,461
Citigroup	FinecoBank Banca Fineco S.p.A.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(1,324)	30,653
Citigroup	TOD’S S.p.A.	1 month LIBOR BBA minus 7.00%	12/19/2019	Monthly	(311)	19,144
Netherlands
Citigroup	Pharming Group N.V.	1 month LIBOR BBA minus 3.039%	12/19/2019	Monthly	(946)	15,826
Citigroup	Wessanen	1 month LIBOR BBA minus 1.75%	12/19/2019	Monthly	(871)	82,516
Norway
Citigroup	Borr Drilling, Ltd.	1 month LIBOR BBA minus 1.75%	12/19/2019	Monthly	(70)	6,173
Citigroup	FLEX LNG, Ltd.	1 month LIBOR BBA minus 4.50%	12/19/2019	Monthly	(6)	1,471
Citigroup	Nordic Semiconductor ASA	1 month LIBOR BBA minus 2.00%	12/19/2019	Monthly	(255)	10,220
Citigroup	Northern Drilling, Ltd.	1 month LIBOR BBA minus 1.25%	12/19/2019	Monthly	(129)	13,786
Citigroup	XXL ASA	1 month LIBOR BBA minus 0.828%	12/19/2019	Monthly	(1,724)	469,187
Singapore
Citigroup	Sembcorp Marine, Ltd.	1 month LIBOR BBA minus 9.25%	12/19/2019	Monthly	(535)	3,954
Spain
Citigroup	ACS Actividades de Construccion y Servicios S.A.	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	2,224	108,623
Citigroup	Liberbank S.A.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(68)	1,829
Citigroup	Neinor Homes S.A.	1 month LIBOR BBA minus 0.546%	12/19/2019	Monthly	(723)	67,277
Citigroup	Tecnicas Reunidas S.A.	1 month LIBOR BBA minus 10.00%	12/19/2019	Monthly	(380)	13,238
Citigroup	Tubacex S.A.	1 month LIBOR BBA minus 2.60%	12/19/2019	Monthly	(360)	25,054
Sweden
Citigroup	Alimak Group A.B.	1 month LIBOR BBA minus 1.625%	12/19/2019	Monthly	(39)	952
Citigroup	Axactor S.E.	1 month LIBOR BBA minus 5.81%	12/19/2019	Monthly	(445)	26,744
Citigroup	BillerudKorsnas A.B.	1 month LIBOR BBA minus 3.50%	12/19/2019	Monthly	(723)	623
Citigroup	LeoVegas A.B.	1 month LIBOR BBA minus 5.845%	12/19/2019	Monthly	(674)	81,272
Citigroup	Saab A.B.	1 month LIBOR BBA minus 5.00%	12/19/2019	Monthly	(651)	48,557
Switzerland
Citigroup	Aryzta A.G.	1 month LIBOR BBA minus 0.50%	12/19/2019	Monthly	(432)	45,615
Citigroup	Autoneum Holding A.G.	1 month LIBOR BBA minus 0.50%	12/19/2019	Monthly	(209)	1,650
Citigroup	COMET Holding A.G., Registered	1 month LIBOR BBA minus 5.00%	12/19/2019	Monthly	(1,220)	28,047
Citigroup	COSMO Pharmaceuticals N.V.	1 month LIBOR BBA minus 5.00%	12/19/2019	Monthly	(1,053)	268,090
Citigroup	Nestle S.A.	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	10,362	329,166
Citigroup	u-blox Holding A.G.	1 month LIBOR BBA minus 0.75%	12/19/2019	Monthly	(869)	80,345
United Kingdom
Citigroup	BP PLC	1 month LIBOR BBA plus 0.35%	12/19/2019	Monthly	6,287	135,125
Citigroup	Capita PLC	1 month LIBOR BBA minus 0.50%	12/19/2019	Monthly	(287)	20,675
Citigroup	Genus PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(157)	1,663
Citigroup	Lancashire Holdings, Ltd.	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(431)	20,959
Citigroup	Metro Bank PLC	1 month LIBOR BBA minus 3.206%	12/19/2019	Monthly	(1,566)	809,158
Citigroup	Mitie Group PLC	1 month LIBOR BBA minus 0.473%	12/19/2019	Monthly	(473)	80,468
Citigroup	NCC Group PLC	1 month LIBOR BBA minus 1.25%	12/19/2019	Monthly	(249)	76,483
Citigroup	Nostrum Oil & Gas PLC	1 month LIBOR BBA minus 1.61%	12/19/2019	Monthly	(46)	10,578
Citigroup	Petra Diamonds, Ltd.	1 month LIBOR BBA minus 2.00%	12/19/2019	Monthly	(904)	148,970
Citigroup	Premier Oil PLC	1 month LIBOR BBA minus 1.54%	12/19/2019	Monthly	(1,247)	30,475
Citigroup	Provident Financial PLC	1 month LIBOR BBA minus 2.523%	12/19/2019	Monthly	(1,097)	51,543
Citigroup	Royal Dutch Shell PLC, Class A	1 month LIBOR BBA plus 0.35%	12/19/2019	Monthly	266	516
Citigroup	Royal Dutch Shell PLC, Class B	1 month LIBOR BBA plus 0.35%	12/19/2019	Monthly	2,076	11,714
Citigroup	Sanne Group PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(300)	55,644
Citigroup	SolGold PLC	1 month LIBOR BBA minus 4.712%	12/19/2019	Monthly	(134)	6,671
Citigroup	Spire Healthcare Group PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(31)	1,841
Citigroup	Stobart Group, Ltd.	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(370)	71,533
Citigroup	Superdry PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(1,602)	427,727
Citigroup	TalkTalk Telecom Group PLC	1 month LIBOR BBA minus 4.00%	12/19/2019	Monthly	(1,122)	72,831
Citigroup	Vectura Group PLC	1 month LIBOR BBA minus 0.424%	12/19/2019	Monthly	(899)	42,957
					$(3,489)	$7,104,302

Swap Counterparty Australia	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)	Unrealized (Depreciation)
Citigroup	Bega Cheese, Ltd.	1 month LIBOR BBA minus 0.75%	12/19/2019	Monthly	$(160)	$(11,027)
Citigroup	Bellamy's Australia, Ltd.	1 month LIBOR BBA minus 1.586%	12/19/2019	Monthly	(1,404)	(146,027)
Citigroup	Bingo Industries, Ltd.	1 month LIBOR BBA minus 1.00%	12/19/2019	Monthly	(406)	(8,102)
Citigroup	Cooper Energy, Ltd.	1 month LIBOR BBA minus 1.951%	12/19/2019	Monthly	(358)	(28,932)
Citigroup	Independence Group NL	1 month LIBOR BBA minus 0.75%	12/19/2019	Monthly	(674)	(78,591)
Citigroup	Macquarie Group, Ltd.	1 month LIBOR BBA plus 0.50%	12/19/2019	Monthly	2,931	(45,102)
Citigroup	Nanosonics, Ltd.	1 month LIBOR BBA minus 0.556%	12/19/2019	Monthly	(1,096)	(55,637)
Citigroup	Pinnacle Investment Management Group, Ltd.	1 month LIBOR BBA minus 5.50%	12/19/2019	Monthly	(125)	(562)
Citigroup	Wesfarmers, Ltd.	1 month LIBOR BBA plus 0.50%	12/19/2019	Monthly	1,097	(227,507)
Austria
Citigroup	FACC A.G.	1 month LIBOR BBA minus 0.505%	12/19/2019	Monthly	(750)	(33,972)
Citigroup	Schoeller-Bleckmann Oilfield Equipment A.G.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(552)	(20,670)
Citigroup	Zumtobel Group A.G.	1 month LIBOR BBA minus 1.538%	12/19/2019	Monthly	(353)	(7,151)
Belgium
Citigroup	Econocom Group S.A.	1 month LIBOR BBA minus 5.50%	12/19/2019	Monthly	(7)	(759)
France
Citigroup	AXA S.A.	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	3,736	(285,593)
Citigroup	TOTAL S.A.	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	4,679	(32,553)
Germany
Citigroup	Allianz S.E., Registered	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	2,378	(81,183)
Citigroup	Basler A.G.	1 month LIBOR BBA minus 4.117%	12/19/2019	Monthly	(125)	(1,712)
Citigroup	CECONOMY A.G.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(697)	(137,574)
Citigroup	Fielmann A.G.	1 month LIBOR BBA minus 0.432%	12/19/2019	Monthly	(727)	(45,523)
Citigroup	GRENKE A.G.	1 month LIBOR BBA minus 1.318%	12/19/2019	Monthly	(930)	(33,188)
Citigroup	Hypoport A.G.	1 month LIBOR BBA minus 4.00%	12/19/2019	Monthly	(1,143)	(139,546)
Citigroup	ISRA VISION A.G.	1 month LIBOR BBA minus 4.00%	12/19/2019	Monthly	(438)	(37,250)
Citigroup	Nemetschek S.E.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(636)	(42,727)
Citigroup	Rational A.G.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(441)	(19,152)
Citigroup	RIB Software S.E.	1 month LIBOR BBA minus 6.50%	12/19/2019	Monthly	(609)	(69,595)
Hong Kong
Citigroup	Camsing International Holding, Ltd.	1 month LIBOR BBA minus 10.515%	12/19/2019	Monthly	(256)	(58,616)
Citigroup	Microport Scientific Corp.	1 month LIBOR BBA minus 1.125%	12/19/2019	Monthly	(229)	(14,266)
Citigroup	Prada S.p.A.	1 month LIBOR BBA minus 0.50%	12/19/2019	Monthly	(273)	(10,831)
Citigroup	Value Partners Group, Ltd.	1 month LIBOR BBA minus 0.75%	12/19/2019	Monthly	(172)	(15,395)
Italy
Citigroup	Brunello Cucinelli S.p.A.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(437)	(13,318)
Citigroup	Cerved Group S.p.A.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(236)	(24,332)
Citigroup	GIMA TT S.p.A.	1 month LIBOR BBA minus 1.25%	12/19/2019	Monthly	(125)	(3,993)
Citigroup	Tamburi Investment Partners S.p.A.	1 month LIBOR BBA minus 0.487%	12/19/2019	Monthly	(518)	(29,779)
Citigroup	Technogym S.p.A.	1 month LIBOR BBA minus 0.40%	12/19/2019	Monthly	(357)	(3,711)
Netherlands
Citigroup	NN Group N.V.	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	2,455	(76,032)
Norway
Citigroup	NEL ASA	1 month LIBOR BBA minus 11.698%	12/19/2019	Monthly	(830)	(239,545)
Citigroup	Otello Corp. ASA	1 month LIBOR BBA minus 1.00%	12/19/2019	Monthly	(112)	(10,358)
Citigroup	Petroleum Geo-Services ASA	1 month LIBOR BBA minus 0.694%	12/19/2019	Monthly	(1,268)	(106,579)
Citigroup	SalMar ASA	1 month LIBOR BBA plus 0.40%	12/19/2019	Monthly	703	(91,299)
Citigroup	Scatec Solar ASA	1 month LIBOR BBA minus 4.257%	12/19/2019	Monthly	(353)	(135,217)
Singapore
Citigroup	COSCO Shipping International Singapore Co., Ltd.	1 month LIBOR BBA minus 10.583%	12/19/2019	Monthly	(576)	(34,007)
Spain
Citigroup	Pharma Mar S.A.	1 month LIBOR BBA minus 2.25%	12/19/2019	Monthly	(280)	(15,057)
Citigroup	Solaria Energia y Medio Ambiente S.A.	1 month LIBOR BBA minus 8.00%	12/19/2019	Monthly	(189)	(26,097)
Sweden
Citigroup	RaySearch Laboratories A.B.	1 month LIBOR BBA minus 2.472%	12/19/2019	Monthly	(312)	(3,343)
Switzerland
Citigroup	Basilea Pharmaceutica A.G., Registered	1 month LIBOR BBA minus 1.309%	12/19/2019	Monthly	(1,156)	(156,706)
Citigroup	Meyer Burger Technology A.G.	1 month LIBOR BBA minus 2.915%	12/19/2019	Monthly	(462)	(247,186)
United Kingdom
Citigroup	Acacia Mining PLC	1 month LIBOR BBA minus 0.756%	12/19/2019	Monthly	(941)	(194,591)
Citigroup	Crest Nicholson Holdings PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(130)	(11,824)
Citigroup	GlaxoSmithKline PLC	1 month LIBOR BBA plus 0.35%	12/19/2019	Monthly	5,077	(28,830)
Citigroup	Hill & Smith Holdings PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(211)	(6,362)
Citigroup	J. Sainsbury PLC	1 month LIBOR BBA plus 0.35%	12/19/2019	Monthly	2,462	(219,760)
Citigroup	Lloyds Banking Group PLC	1 month LIBOR BBA plus 0.35%	12/19/2019	Monthly	3,870	(25,504)
Citigroup	Ocado Group PLC	1 month LIBOR BBA minus 2.25%	12/19/2019	Monthly	(195)	(47,873)
Citigroup	On The Beach Group PLC	1 month LIBOR BBA minus 0.638%	12/19/2019	Monthly	(784)	(4,122)
Citigroup	Ophir Energy PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(103)	(33,724)
Citigroup	SIG PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(439)	(21,597)
Citigroup	Ted Baker PLC	1 month LIBOR BBA minus 0.35%	12/19/2019	Monthly	(951)	(44,593)
Citigroup	Telecom Plus PLC	1 month LIBOR BBA minus 0.365%	12/19/2019	Monthly	(487)	(82,679)
Citigroup	Vodafone Group PLC	1 month LIBOR BBA plus 0.35%	12/19/2019	Monthly	116	(11,687)
					$5,491	$(3,638,448)

1	As of January 31, 2019, cash in the amount $3,314,833 was pledged from brokers for OTC swap contracts.
2	Fund pays the floating rate and receives the total return of the reference entity.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
BBA	—British Bankers' Association
CVA	—Company Voluntary Agreement
EAFE	—Europe, Australasia and Far East
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
MSCI	—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$430,930,356	$190,922	$—	$431,121,278
Exchange-Traded Funds	1,778,420	—	—	1,778,420
Preferred Stocks	2,878,608	—	—	2,878,608
Short-Term Investments
Affiliated Investment Company	1,956,868	—	—	1,956,868
Total Investments in Securities	437,544,252	190,922	—	437,735,174
Other Financial Instruments
Total Return Equity Swap Contracts	—	7,104,302	—	7,104,302
Total Investments in Securities and Other Financial Instruments	$437,544,252	$7,295,224	$—	$444,839,476

Liability Valuation Inputs

Common Stocks Sold Short (b)	$—	$—	$(23,264)	$(23,264)
Rights Sold Short (c)	—	—	(2)	(2)
Warrants Sold Short (d)	—	—	(149)	(149)
Other Financial Instruments
Total Return Equity Swap Contracts	—	(3,638,448)	—	(3,638,448)
Total Investments in Securities Sold Short and Other Financial Instruments	$—	$(3,638,448)	$(23,415)	$(3,661,863)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $(32), $(2,740), and $(20,492) are held in Australia, China, and Hong Kong, respectively, within the Common Stocks Sold Short section of the Portfolio of Investments.

(c)	The Level 3 security valued at $(2) is held in Austria within the Rights Sold Short section of the Portfolio of Investments.

(d)	The Level 3 security valued at $(149) is held in Singapore within the Warrants Sold Short section of the Portfolio of Investments.

MainStay MacKay Short Duration High Yield Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 94.0%†
Convertible Bonds 0.6%
Auto Parts & Equipment 0.2%
Exide Technologies 7.00% (7.00% PIK), due 4/30/25 (a)(b)(c)(d)	$3,660,226	$1,486,052

Oil & Gas 0.1%
Whiting Petroleum Corp. 1.25%, due 4/1/20	1,000,000	959,940

Real Estate Investment Trusts 0.3%
VEREIT, Inc. 3.75%, due 12/15/20	3,365,000	3,329,667
Total Convertible Bonds (Cost $7,654,670)		5,775,659

Corporate Bonds 83.5%
Advertising 1.1%
Lamar Media Corp. 5.375%, due 1/15/24	6,500,000	6,621,875
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.25%, due 2/15/22	4,000,000	4,040,000
		10,661,875
Aerospace & Defense 0.8%
TransDigm, Inc.
5.50%, due 10/15/20	5,138,000	5,141,211
6.00%, due 7/15/22	2,425,000	2,443,188
Triumph Group, Inc. 4.875%, due 4/1/21	925,000	855,625
		8,440,024
Apparel 0.2%
William Carter Co. 5.25%, due 8/15/21	1,850,000	1,854,625

Auto Manufacturers 1.6%
Aston Martin Capital Holdings, Ltd. 6.50%, due 4/15/22 (e)	6,900,000	6,762,000
BCD Acquisition, Inc. 9.625%, due 9/15/23 (e)	2,552,000	2,698,740
McLaren Finance PLC 5.75%, due 8/1/22 (e)	7,300,000	6,751,624
		16,212,364
Auto Parts & Equipment 4.6%
Exide Technologies 11.00% (4.00% Cash and 7.00% PIK), due 4/30/22 (a)(b)(c)(d)(e)	11,016,074	9,705,161
IHO Verwaltungs GmbH 4.125% (4.125% Cash or 4.875% PIK), due 9/15/21 (b)(e)	17,369,000	16,978,197
Meritor, Inc. 6.25%, due 2/15/24	2,000,000	2,010,000
Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (e)	6,162,000	6,226,911
Schaeffler Finance B.V. 4.75%, due 5/15/23 (e)	9,580,000	9,484,200
Titan International, Inc. 6.50%, due 11/30/23	2,000,000	1,835,000
		46,239,469
Building Materials 1.1%
Gibraltar Industries, Inc. 6.25%, due 2/1/21	936,000	936,000
Masonite International Corp. 5.625%, due 3/15/23 (e)	1,600,000	1,616,480
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, due 7/15/23	4,000,000	4,028,800
8.50%, due 4/15/22	4,570,000	4,781,363
		11,362,643
Chemicals 2.1%
Blue Cube Spinco LLC 9.75%, due 10/15/23	8,222,000	9,167,530
Kissner Holdings, L.P. / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, due 12/1/22 (e)	3,790,000	3,856,325
Olin Corp. 5.50%, due 8/15/22	3,400,000	3,459,500
PolyOne Corp. 5.25%, due 3/15/23	3,025,000	3,040,125
PQ Corp. 6.75%, due 11/15/22 (e)	1,904,000	1,990,632
		21,514,112
Commercial Services 3.5%
Ashtead Capital, Inc. 5.625%, due 10/1/24 (e)	1,550,000	1,588,750
Flexi-Van Leasing, Inc. 10.00%, due 2/15/23 (e)	4,015,000	3,342,487
IHS Markit, Ltd. 5.00%, due 11/1/22 (e)	6,630,000	6,773,871
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, due 8/1/23 (e)	3,200,000	3,184,000
Nielsen Co. Luxembourg S.A.R.L. 5.50%, due 10/1/21 (e)	5,845,000	5,890,591
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, due 10/1/20	3,000,000	2,992,500
5.00%, due 4/15/22 (e)	5,330,000	5,322,005
Service Corp. International 5.375%, due 1/15/22	4,200,000	4,231,500
United Rentals North America, Inc. 4.625%, due 7/15/23	2,000,000	2,023,100
		35,348,804
Computers 0.6%
NCR Corp.
5.00%, due 7/15/22	3,000,000	2,948,400
5.875%, due 12/15/21	3,335,000	3,347,506
		6,295,906
Cosmetics & Personal Care 0.5%
Edgewell Personal Care Co.
4.70%, due 5/19/21	1,775,000	1,788,313
4.70%, due 5/24/22	3,254,000	3,254,000
		5,042,313
Distribution & Wholesale 0.5%
LKQ Corp. 4.75%, due 5/15/23	5,055,000	5,080,275

Diversified Financial Services 4.3%
Credit Acceptance Corp. 6.125%, due 2/15/21	8,617,000	8,638,542
Jefferies Finance LLC / JFIN Co-Issuer Corp. (e)
6.875%, due 4/15/22	2,300,000	2,271,250
7.375%, due 4/1/20	1,000,000	1,002,500
7.50%, due 4/15/21	2,000,000	2,017,500
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.875%, due 8/1/21 (e)	4,990,000	5,046,138
Lincoln Finance, Ltd. 7.375%, due 4/15/21 (e)	5,010,000	5,060,100
Nationstar Mortgage Holdings, Inc. 8.125%, due 7/15/23 (e)	1,699,000	1,719,728
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, due 7/1/21	2,600,000	2,593,500
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375%, due 12/15/22 (e)	7,675,000	7,770,937
VFH Parent LLC / Orchestra Co-Issuer, Inc. 6.75%, due 6/15/22 (e)	7,100,000	7,206,500
		43,326,695
Electric 1.0%
Calpine Corp. (e)
5.875%, due 1/15/24	2,550,000	2,550,000
6.00%, due 1/15/22	3,394,000	3,419,455
GenOn Energy, Inc. (Escrow Claim) 9.50%, due 10/15/18 (a)(c)(d)(f)	2,325,000	881,547
GenOn Energy, Inc. / NRG Americas, Inc. 9.392% (6 Month LIBOR + 6.50%), due 12/1/23 (g)	1,673,202	1,660,653
RRI Energy, Inc. (Escrow Claim) 7.875%, due 6/15/49 (a)(c)(d)(f)	5,275,000	2,046,542
		10,558,197
Electrical Components & Equipment 0.4%
WESCO Distribution, Inc. 5.375%, due 12/15/21	4,540,000	4,574,050

Energy 0.2%
KeyStone Power Pass Through Holders 9.00%, due 12/1/23 (d)	1,891,653	1,910,570

Engineering & Construction 0.1%
Weekley Homes LLC / Weekley Finance Corp. 6.00%, due 2/1/23	1,000,000	930,000

Entertainment 0.9%
Jacobs Entertainment, Inc. 7.875%, due 2/1/24 (e)	1,000,000	1,050,300
Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 6.125%, due 8/15/21 (e)	8,035,000	8,014,913
		9,065,213
Food 2.6%
C&S Group Enterprises LLC 5.375%, due 7/15/22 (e)(h)	12,110,000	11,928,350
Darling Ingredients, Inc. 5.375%, due 1/15/22	4,137,000	4,157,685
Ingles Markets, Inc. 5.75%, due 6/15/23	2,100,000	2,121,000
KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (e)	3,555,000	3,359,475
Land O'Lakes, Inc. 6.00%, due 11/15/22 (e)	1,200,000	1,228,057
TreeHouse Foods, Inc. 4.875%, due 3/15/22	3,500,000	3,473,750
		26,268,317
Forest Products & Paper 0.4%
Mercer International, Inc.
6.50%, due 2/1/24	1,740,000	1,758,061
7.75%, due 12/1/22	2,040,000	2,121,600
		3,879,661
Gas 0.3%
Rockpoint Gas Storage Canada, Ltd. 7.00%, due 3/31/23 (e)	3,000,000	2,925,000

Health Care - Products 0.5%
Avanos Medical, Inc. 6.25%, due 10/15/22	4,330,000	4,405,775
Hill-Rom Holdings, Inc. 5.75%, due 9/1/23 (e)	630,000	647,325
		5,053,100
Health Care - Services 5.9%
Acadia Healthcare Co., Inc. 5.625%, due 2/15/23	7,410,000	7,280,325
Centene Corp. 5.625%, due 2/15/21	9,500,000	9,642,500
Encompass Health Corp. 5.125%, due 3/15/23	1,500,000	1,508,925
HCA, Inc.
5.875%, due 5/1/23	9,255,000	9,787,163
6.50%, due 2/15/20	4,966,000	5,102,565
7.50%, due 2/15/22	16,000,000	17,520,000
7.50%, due 12/15/23	2,895,000	3,151,931
Tenet Healthcare Corp.
6.00%, due 10/1/20	1,650,000	1,704,120
7.50%, due 1/1/22 (e)	3,435,000	3,568,965
		59,266,494
Home Builders 4.1%
Brookfield Residential Properties, Inc. 6.50%, due 12/15/20 (e)	7,472,000	7,481,340
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (e)	2,100,000	2,058,000
Century Communities, Inc. 6.875%, due 5/15/22	4,805,000	4,828,544
New Home Co., Inc. 7.25%, due 4/1/22	3,185,000	2,922,238
Shea Homes, L.P. / Shea Homes Funding Corp. 5.875%, due 4/1/23 (e)	5,709,000	5,423,550
Taylor Morrison Communities, Inc. 6.625%, due 5/15/22	4,030,000	4,100,525
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.25%, due 4/15/21 (e)	12,560,000	12,575,700
Williams Scotsman International, Inc. 7.875%, due 12/15/22 (e)	2,495,000	2,519,950
		41,909,847
Household Products & Wares 1.8%
Prestige Brands, Inc. (e)
5.375%, due 12/15/21	9,264,000	9,264,000
6.375%, due 3/1/24	1,000,000	995,000
Spectrum Brands, Inc. 6.625%, due 11/15/22	7,290,000	7,472,250
		17,731,250
Insurance 0.4%
MGIC Investment Corp. 5.75%, due 8/15/23	4,000,000	4,100,000

Internet 2.3%
Cogent Communications Group, Inc. 5.375%, due 3/1/22 (e)	7,301,000	7,417,816
Netflix, Inc.
5.375%, due 2/1/21	2,000,000	2,047,500
5.50%, due 2/15/22	6,300,000	6,539,715
5.75%, due 3/1/24	2,580,000	2,686,425
VeriSign, Inc. 4.625%, due 5/1/23	4,249,000	4,275,556
		22,967,012
Investment Company 1.0%
FS Energy & Power Fund 7.50%, due 8/15/23 (e)	9,875,000	9,813,281

Iron & Steel 0.1%
Allegheny Technologies, Inc. 5.95%, due 1/15/21	1,000,000	1,013,520

Leisure Time 1.4%
Brunswick Corp. 4.625%, due 5/15/21 (e)	5,190,000	5,151,003
Carlson Travel, Inc. 6.75%, due 12/15/23 (e)(h)	8,615,000	8,544,357
		13,695,360
Lodging 1.1%
Boyd Gaming Corp. 6.875%, due 5/15/23	1,450,000	1,507,101
Choice Hotels International, Inc.
5.70%, due 8/28/20	1,500,000	1,541,250
5.75%, due 7/1/22	1,000,000	1,035,000
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.75%, due 11/15/21 (e)	6,625,000	6,840,313
		10,923,664
Machinery - Diversified 0.7%
Briggs & Stratton Corp. 6.875%, due 12/15/20	2,500,000	2,553,125
CFX Escrow Corp. 6.00%, due 2/15/24 (e)	4,500,000	4,557,065
		7,110,190
Media 7.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, due 2/15/23	3,600,000	3,636,000
5.25%, due 3/15/21	6,200,000	6,215,500
5.25%, due 9/30/22	2,250,000	2,274,581
5.75%, due 1/15/24	6,100,000	6,222,000
CSC Holdings LLC 5.375%, due 7/15/23 (e)	3,925,000	3,967,979
DISH DBS Corp.
5.875%, due 7/15/22	3,000,000	2,850,000
6.75%, due 6/1/21	17,500,000	17,823,925
7.875%, due 9/1/19	1,540,000	1,566,950
Quebecor Media, Inc. 5.75%, due 1/15/23	4,700,000	4,841,000
Sterling Entertainment Enterprises LLC 10.25%, due 1/15/25 (a)(c)(d)(i)	3,000,000	3,157,500
Videotron, Ltd. 5.00%, due 7/15/22	5,869,000	6,034,506
Virgin Media Secured Finance PLC 5.25%, due 1/15/21	12,477,000	12,543,253
		71,133,194
Metal Fabricate & Hardware 0.6%
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, due 12/15/23 (e)	6,000,000	6,060,000

Mining 1.2%
First Quantum Minerals, Ltd. (e)
7.00%, due 2/15/21	1,000,000	997,500
7.25%, due 5/15/22	3,000,000	2,955,000
Freeport McMoRan, Inc. 6.875%, due 2/15/23	2,800,000	2,926,000
Hecla Mining Co. 6.875%, due 5/1/21	3,125,000	3,131,062
Joseph T. Ryerson & Son, Inc. 11.00%, due 5/15/22 (e)	2,000,000	2,069,700
		12,079,262
Miscellaneous - Manufacturing 2.2%
Amsted Industries, Inc. 5.00%, due 3/15/22 (e)	12,160,000	12,038,400
CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (e)	3,485,000	3,441,437
Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (e)	6,616,000	6,651,065
		22,130,902
Oil & Gas 5.2%
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.00%, due 4/1/22 (e)	3,546,000	3,789,787
California Resources Corp. 8.00%, due 12/15/22 (e)	3,549,000	2,863,617
CNX Resources Corp. 5.875%, due 4/15/22	4,400,000	4,378,000
Continental Resources, Inc. 5.00%, due 9/15/22	1,900,000	1,909,414
Energy Ventures Gom LLC / EnVen Finance Corp. 11.00%, due 2/15/23 (e)	2,000,000	2,140,000
Gulfport Energy Corp. 6.625%, due 5/1/23	3,460,000	3,427,563
Murphy Oil USA, Inc. 6.00%, due 8/15/23	1,000,000	1,015,000
Newfield Exploration Co. 5.75%, due 1/30/22	5,652,000	5,871,015
PetroQuest Energy, Inc. 10.00%, due 2/15/21 (d)(f)(j)	2,457,095	712,558
QEP Resources, Inc. 5.375%, due 10/1/22	1,000,000	983,550
Range Resources Corp.
5.75%, due 6/1/21	5,330,000	5,356,650
5.875%, due 7/1/22	6,645,000	6,661,612
Rex Energy Corp. (Escrow Claim) 8.00%, due 10/1/20 (d)(f)(i)	7,906,000	96,453
Talos Production LLC / Talos Production Finance, Inc. 11.00%, due 4/3/22	6,182,468	6,383,398
Transocean Guardian, Ltd. 5.875%, due 1/15/24 (e)	567,000	569,835
Ultra Resources, Inc. 6.875%, due 4/15/22 (e)	4,455,000	1,782,000
Whiting Petroleum Corp. 5.75%, due 3/15/21	1,000,000	1,000,000
WPX Energy, Inc. 6.00%, due 1/15/22	3,030,000	3,075,450
		52,015,902
Oil & Gas Services 0.9%
Bristow Group, Inc. 8.75%, due 3/1/23 (e)	1,150,000	961,688
Forum Energy Technologies, Inc. 6.25%, due 10/1/21	6,040,000	5,345,400
Nine Energy Service, Inc. 8.75%, due 11/1/23 (e)	2,375,000	2,380,937
		8,688,025
Packaging & Containers 0.5%
OI European Group B.V. 4.00%, due 3/15/23 (e)	5,030,000	4,866,525

Pharmaceuticals 0.7%
Bausch Health Cos., Inc. 6.50%, due 3/15/22 (e)	3,895,000	4,026,456
Endo Finance LLC / Endo Finco, Inc. 7.25%, due 1/15/22 (e)	3,000,000	2,827,500
		6,853,956
Pipelines 1.4%
Andeavor Logistics, L.P. / Tesoro Logistics Finance Corp.
5.50%, due 10/15/19	1,911,000	1,929,136
6.25%, due 10/15/22	373,000	382,325
NGPL PipeCo LLC 4.375%, due 8/15/22 (e)	5,565,000	5,611,412
NuStar Logistics, L.P. 6.75%, due 2/1/21	2,950,000	3,031,125
Semgroup Corp. / Rose Rock Finance Corp.
5.625%, due 7/15/22	2,800,000	2,660,000
5.625%, due 11/15/23	800,000	744,000
		14,357,998
Real Estate 0.9%
Kennedy-Wilson, Inc. 5.875%, due 4/1/24	1,300,000	1,271,140
Newmark Group, Inc. 6.125%, due 11/15/23 (e)	4,525,000	4,515,248
Realogy Group LLC / Realogy Co-Issuer Corp. 5.25%, due 12/1/21 (e)	3,750,000	3,748,575
		9,534,963
Real Estate Investment Trusts 4.3%
Equinix, Inc.
5.375%, due 1/1/22	20,665,000	21,052,469
5.375%, due 4/1/23	7,500,000	7,584,375
MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc. 5.625%, due 5/1/24	3,911,000	4,018,552
RHP Hotel Properties, L.P. / RHP Finance Corp. 5.00%, due 4/15/21	6,692,000	6,700,365
Starwood Property Trust, Inc. 5.00%, due 12/15/21	4,255,000	4,297,550
		43,653,311
Retail 2.1%
1011778 B.C. ULC / New Red Finance, Inc. 4.625%, due 1/15/22 (e)	2,000,000	2,005,000
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. 8.00%, due 6/1/21 (e)	5,150,000	5,137,125
Group 1 Automotive, Inc.
5.00%, due 6/1/22	4,300,000	4,262,375
5.25%, due 12/15/23 (e)	1,000,000	960,000
KGA Escrow, LLC 7.50%, due 8/15/23 (e)	4,095,000	4,132,060
Rite Aid Corp. 6.125%, due 4/1/23 (e)	5,105,000	4,307,343
		20,803,903
Software 1.6%
Open Text Corp. 5.625%, due 1/15/23 (e)	9,930,000	10,153,425
PTC, Inc. 6.00%, due 5/15/24	6,301,000	6,529,411
		16,682,836
Telecommunications 7.9%
CenturyLink, Inc.
5.80%, due 3/15/22	6,000,000	6,012,780
6.45%, due 6/15/21	3,000,000	3,053,400
Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (e)	5,630,000	5,658,150
Frontier Communications Corp. 10.50%, due 9/15/22	5,600,000	4,011,000
Hughes Satellite Systems Corp. 7.625%, due 6/15/21	3,255,000	3,450,300
Inmarsat Finance PLC 4.875%, due 5/15/22 (e)	10,000,000	9,675,000
Level 3 Financing, Inc.
5.375%, due 8/15/22	1,750,000	1,763,650
5.625%, due 2/1/23	1,000,000	1,005,000
6.125%, due 1/15/21	1,750,000	1,754,375
Sprint Communications, Inc.
7.00%, due 3/1/20 (e)	11,130,000	11,449,987
9.25%, due 4/15/22	5,000,000	5,787,500
Sprint Corp. 7.875%, due 9/15/23	2,000,000	2,125,000
T-Mobile USA, Inc.
4.00%, due 4/15/22	6,045,000	5,969,438
6.00%, due 3/1/23	4,705,000	4,822,625
6.50%, due 1/15/24	12,529,000	12,967,515
		79,505,720
Transportation 0.4%
XPO Logistics, Inc. 6.50%, due 6/15/22 (e)	4,125,000	4,212,656

Trucking & Leasing 0.5%
Fortress Transportation & Infrastructure Investors LLC 6.75%, due 3/15/22 (e)	5,550,000	5,567,261
Total Corporate Bonds (Cost $857,383,486)		843,220,245

Loan Assignments 9.9%
Advertising 0.7%
Lamar Media Corp. 2018 Term Loan B 4.313% (1 Month LIBOR + 1.75%), due 3/14/25 (g)	7,443,750	7,397,226

Auto Parts & Equipment 0.1%
Dealer Tire LLC 2018 Term Loan B 7.999% (1 Month LIBOR + 5.50%), due 12/4/25 (g)	1,000,000	987,500

Broadcast Services and Programming 0.3%
Midcontinent Communications New Term Loan B 4.503% (1 Month LIBOR + 2.00%), due 12/31/23 (g)	2,996,763	2,966,795

Distribution & Wholesale 0.2%
Beacon Roofing Supply, Inc. 2017 Term Loan B 4.769% (1 Month LIBOR + 2.25%), due 1/2/25 (g)	1,985,000	1,927,576

Diversified Financial Services 1.0%
Jane Street Group LLC 2018 Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 8/25/22 (g)	9,356,913	9,239,952
VFH Parent LLC 2018 Term Loan 5.554% (3 Month LIBOR + 2.75%), due 12/30/21 (g)	838,279	836,183
		10,076,135
Electronics 0.1%
Resideo Funding, Inc. Term Loan B 4.63% (2 Month LIBOR + 2.00%), due 10/24/25 (g)	1,000,000	995,625

Entertainment 0.8%
Churchill Downs, Inc. 2017 Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 12/27/24 (g)	3,960,000	3,920,400
NAI Entertainment Holdings LLC Term Loan B 5.00% (1 Month LIBOR + 2.50%), due 5/8/25 (g)	3,790,500	3,714,690
		7,635,090
Hotels, Motels, Inns & Gaming 0.5%
CityCenter Holdings LLC 2017 Term Loan B 4.749% (1 Month LIBOR + 2.25%), due 4/18/24 (g)	3,175,567	3,117,350
Four Seasons Hotels, Ltd. New 1st Lien Term Loan 4.499% (1 Month LIBOR + 2.00%), due 11/30/23 (g)	1,960,000	1,928,967
		5,046,317
Household Products & Wares 0.2%
Prestige Brands, Inc. Term Loan B4 4.499% (1 Month LIBOR + 2.00%), due 1/26/24 (g)	2,245,079	2,201,580

Insurance 0.4%
MPH Acquisition Holdings LLC 2016 Term Loan B 5.553% (3 Month LIBOR + 2.75%), due 6/7/23 (g)	4,439,179	4,283,807

Internet 0.1%
Match Group, Inc. 2017 Term Loan B 5.09% (2 Month LIBOR + 2.50%), due 11/16/22 (g)	612,500	607,141

Investment Company 0.1%
Global Business Travel Holdings, Ltd. 2018 Term Loan B 5.115% (3 Month LIBOR + 2.50%), due 8/13/25 (g)	1,496,250	1,488,769

Iron & Steel 0.3%
Big River Steel LLC Term Loan B 7.803% (3 Month LIBOR + 5.00%), due 8/23/23 (g)	2,962,500	2,932,875

Lodging 0.1%
Marriott Ownership Resorts, Inc. 2018 Term Loan B 4.749% (1 Month LIBOR + 2.25%), due 8/29/25 (g)	1,000,000	988,333

Media 0.8%
Charter Communications Operating LLC 2017 Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 4/30/25 (g)	6,237,000	6,145,784
Meredith Corp. 2018 Term Loan B TBD, due 1/31/25 (d)(g)	2,000,000	1,982,084
		8,127,868
Metal Fabricate & Hardware 0.3%
Neenah Foundry Co. (a)(g) 2017 Term Loan 9.119% (2 Month LIBOR + 6.50%), due 12/13/22	1,665,325	1,632,019
9.134% (2 Month LIBOR + 6.50%), due 12/13/22	1,444,946	1,416,047
		3,048,066
Oil & Gas 0.3%
PetroQuest Energy, Inc. Term Loan Note 10.00%, due 10/17/20 (c)(d)	3,000,000	3,000,000

Retail 0.3%
KFC Holding Co. 2018 Term Loan B 4.263% (1 Month LIBOR + 1.75%), due 4/3/25 (g)	3,439,013	3,403,188

Retail Stores 1.8%
Bass Pro Group LLC Term Loan B 7.499% (1 Month LIBOR + 5.00%), due 9/25/24 (g)	18,145,881	17,919,058

Semiconductors 0.5%
Micron Technology, Inc. Term Loan 4.25% (1 Month LIBOR + 1.75%), due 4/26/22 (g)	4,877,444	4,823,792

Software 1.0%
Ascend Learning LLC 2017 Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 7/12/24 (g)	4,974,811	4,856,659
Donnelley Financial Solutions, Inc. 2017 Term Loan B 5.513% (1 Week LIBOR + 3.00%), due 10/2/23 (g)	725,000	712,313
Press Ganey Holdings, Inc. 2018 1st Lien Term Loan 5.249% (1 Month LIBOR + 2.75%), due 10/23/23 (g)	493,703	484,857
RP Crown Parent LLC 2016 Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 10/12/23 (g)	3,979,695	3,911,710
		9,965,539
Total Loan Assignments (Cost $100,938,719)		99,822,280
Total Long-Term Bonds (Cost $965,976,875)		948,818,184

	Shares	Value
Common Stocks 0.3%
Auto Parts & Equipment 0.1%
Exide Technologies (a)(c)(d)(i)(k)	256,017	606,760

Oil, Gas & Consumable Fuels 0.2%
PetroQuest Energy, Inc. (k)	31,419	314
Talos Energy, Inc. (k)	130,766	2,497,631
		2,497,945
Total Common Stocks (Cost $4,989,399)		3,104,705

Short-Term Investment 4.8%
Investment Company 4.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (l)	$48,548,751	48,548,751
Total Short-Term Investment (Cost $48,548,751)		48,548,751
Total Investments (Cost $1,019,515,025)	99.1%	1,000,471,640
Other Assets, Less Liabilities	0.9	8,686,016
Net Assets	100.0%	$1,009,157,656

†	Percentages indicated are based on Fund net assets.
(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2019, the total market value of fair valued securities was $20,883,562, which represented 2.1% of the Fund's net assets.
(d)	Illiquid security - As of January 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $25,585,227, which represented 2.5% of the Fund's net assets.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Issue in non-accrual status.
(g)	Floating rate - Rate shown was the rate in effect as of January 31, 2019.
(h)	All or a portion of this security was held on loan. As of January 31, 2019, the market value of securities loaned was $6,097,973 and the Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $6,546,009.
(i)	Restricted security.
(j)	Issue in default.
(k)	Non-income producing security.
(l)	Current yield as of January 31, 2019.

The following abbreviation is used in the preceding pages:

LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund 's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$4,289,607	$1,486,052	$5,775,659
Corporate Bonds (c)	—	827,429,495	15,790,750	843,220,245
Loan Assignments (d)	—	96,774,214	3,048,066	99,822,280
Total Long-Term Bonds	—	928,493,316	20,324,868	948,818,184
Common Stocks (e)	2,497,945	—	606,760	3,104,705
Short-Term Investment
Investment Company	48,548,751	—	—	48,548,751
Total Investments in Securities	$51,046,696	$928,493,316	$20,931,628	$1,000,471,640

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $1,486,052 is held in Auto Parts & Equipment within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $9,705,161, $2,928,089, and $3,157,500 are held in Auto Parts & Equipment, Electric, and Media, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 security valued at $3,048,066 is held in Metal Fabricate & Hardware within the Loan Assignments section of the Portfolio of Investments, which was valued by a pricing service without adjustment.

(e)	The Level 3 security valued at $606,760 is held in Auto Parts & Equipment within the Common Stocks section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales (b)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2019
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$1,796,517	$10,091	$-	$(444,332)	$123,776	(a)	$-	$-	$-	$1,486,052	$(444,332)
Corporate Bonds
Auto Parts & Equipment	9,557,908	46,981	-	(272,252)	372,524	(a)	-	-	-	9,705,161	(272,252)
Electric	-	-	-	586,084	2,342,005					2,928,089	586,084
Media	3,172,500	1,195	-	(16,195)				-		3,157,500	(16,195)
Loan Assignments
Metal Fabricate & Hardware	3,335,062	1,651	2,087	(32,256)	-		(258,478)	-	-	3,048,066	(32,256)
Common Stock
Auto Parts & Equipment	796,213	-	-	(189,453)	-		-	-	-	606,760	(189,453)
Total	$18,658,200	$59,918	$2,087	$(368,404)	$2,838,305		$(258,478)	$-	$-	$20,931,628	$(368,404)

(a)	Purchases include PIK securities.
(b)	Sales include principal reductions.

MainStay MacKay S&P 500 Index Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 98.2% †
Aerospace & Defense 2.6%
Arconic, Inc.	18,662	$351,219
Boeing Co.	23,048	8,887,770
General Dynamics Corp.	12,091	2,069,617
Harris Corp.	5,101	781,371
Huntington Ingalls Industries, Inc.	1,872	386,474
L3 Technologies, Inc.	3,400	669,392
Lockheed Martin Corp.	10,757	3,116,195
Northrop Grumman Corp.	7,560	2,083,158
Raytheon Co.	12,386	2,040,717
Textron, Inc.	10,589	563,653
TransDigm Group, Inc. (a)	2,100	821,100
United Technologies Corp.	35,334	4,171,885
		25,942,551
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	6,015	521,921
Expeditors International of Washington, Inc.	7,569	524,532
FedEx Corp.	10,563	1,875,672
United Parcel Service, Inc., Class B	30,313	3,194,990
		6,117,115
Airlines 0.4%
Alaska Air Group, Inc.	5,346	341,877
American Airlines Group, Inc.	17,794	636,491
Delta Air Lines, Inc.	27,315	1,350,181
Southwest Airlines Co.	22,060	1,252,126
United Continental Holdings, Inc. (a)	9,942	867,638
		4,448,313
Auto Components 0.1%
Aptiv PLC	11,494	909,520
BorgWarner, Inc.	9,069	370,922
Goodyear Tire & Rubber Co.	10,290	218,045
		1,498,487
Automobiles 0.4%
Ford Motor Co.	169,969	1,495,727
General Motors Co.	56,967	2,222,852
Harley-Davidson, Inc.	7,096	261,559
		3,980,138
Banks 5.7%
Bank of America Corp.	397,846	11,326,676
BB&T Corp.	33,626	1,640,949
Citigroup, Inc.	106,431	6,860,542
Citizens Financial Group, Inc.	20,664	700,923
Comerica, Inc.	7,252	571,022
Fifth Third Bancorp	28,931	775,929
First Republic Bank	7,138	689,745
Huntington Bancshares, Inc.	46,257	612,443
JPMorgan Chase & Co.	145,121	15,020,024
KeyCorp	45,676	752,284
M&T Bank Corp.	6,117	1,006,491
People's United Financial, Inc.	16,212	265,553
PNC Financial Services Group, Inc.	20,158	2,472,782
Regions Financial Corp.	44,766	679,100
SunTrust Banks, Inc.	19,582	1,163,562
SVB Financial Group (a)	2,310	539,108
U.S. Bancorp	66,484	3,401,321
Wells Fargo & Co.	184,651	9,031,280
Zions Bancorp., N.A.	8,441	401,707
		57,911,441
Beverages 1.8%
Brown-Forman Corp., Class B	7,316	345,681
Coca-Cola Co.	167,030	8,039,154
Constellation Brands, Inc., Class A	7,288	1,265,634
Molson Coors Brewing Co., Class B	8,126	541,273
Monster Beverage Corp. (a)	17,272	988,649
PepsiCo., Inc.	61,602	6,940,697
		18,121,088
Biotechnology 2.5%
AbbVie, Inc.	65,748	5,278,907
Alexion Pharmaceuticals, Inc. (a)	9,676	1,189,761
Amgen, Inc.	27,777	5,197,355
Biogen, Inc. (a)	8,745	2,918,906
Celgene Corp. (a)	30,538	2,701,392
Gilead Sciences, Inc.	56,283	3,940,373
Incyte Corp. (a)	7,660	617,319
Regeneron Pharmaceuticals, Inc. (a)	3,364	1,444,064
Vertex Pharmaceuticals, Inc. (a)	11,096	2,118,337
		25,406,414
Building Products 0.3%
A.O. Smith Corp.	6,277	300,417
Allegion PLC	4,124	354,087
Fortune Brands Home & Security, Inc.	6,185	280,181
Johnson Controls International PLC	40,157	1,356,102
Masco Corp.	13,350	432,673
		2,723,460
Capital Markets 2.7%
Affiliated Managers Group, Inc.	2,321	243,589
Ameriprise Financial, Inc.	6,074	768,968
Bank of New York Mellon Corp.	39,941	2,089,713
BlackRock, Inc.	5,335	2,214,452
Cboe Global Markets, Inc.	4,854	452,733
Charles Schwab Corp.	52,208	2,441,768
CME Group, Inc.	15,614	2,846,120
E*TRADE Financial Corp.	11,082	517,086
Franklin Resources, Inc.	12,971	384,071
Goldman Sachs Group, Inc.	15,097	2,989,357
Intercontinental Exchange, Inc.	24,897	1,911,094
Invesco, Ltd.	17,839	325,027
Moody's Corp.	7,249	1,149,039
Morgan Stanley	57,052	2,413,300
MSCI, Inc.	3,856	656,561
Nasdaq, Inc.	4,999	440,112
Northern Trust Corp.	9,694	857,531
Raymond James Financial, Inc.	5,621	452,490
S&P Global, Inc.	10,919	2,092,626
State Street Corp.	16,472	1,167,865
T. Rowe Price Group, Inc.	10,558	986,751
		27,400,253
Chemicals 2.0%
Air Products & Chemicals, Inc.	9,521	1,565,157
Albemarle Corp.	4,708	380,077
Celanese Corp.	5,819	557,227
CF Industries Holdings, Inc.	10,135	442,393
DowDuPont, Inc.	100,178	5,390,578
Eastman Chemical Co.	6,134	494,523
Ecolab, Inc.	11,038	1,745,881
FMC Corp.	5,844	466,351
International Flavors & Fragrances, Inc.	4,383	621,422
Linde PLC	24,049	3,920,228
LyondellBasell Industries N.V., Class A	13,860	1,205,404
Mosaic Co.	15,397	497,015
PPG Industries, Inc.	10,507	1,107,858
Sherwin-Williams Co.	3,568	1,503,983
		19,898,097
Commercial Services & Supplies 0.4%
Cintas Corp.	3,775	707,850
Copart, Inc. (a)	8,875	449,341
Republic Services, Inc.	9,464	725,984
Rollins, Inc.	6,401	238,373
Waste Management, Inc.	17,125	1,638,349
		3,759,897
Communications Equipment 1.1%
Arista Networks, Inc. (a)	2,240	481,107
Cisco Systems, Inc.	195,979	9,267,847
F5 Networks, Inc. (a)	2,640	424,908
Juniper Networks, Inc.	14,969	388,296
Motorola Solutions, Inc.	7,130	833,568
		11,395,726
Construction & Engineering 0.1%
Fluor Corp.	6,104	223,223
Jacobs Engineering Group, Inc.	5,175	335,340
Quanta Services, Inc.	6,365	224,939
		783,502
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,735	483,220
Vulcan Materials Co.	5,743	583,776
		1,066,996
Consumer Finance 0.7%
American Express Co.	30,654	3,148,166
Capital One Financial Corp.	20,772	1,674,015
Discover Financial Services	14,645	988,391
Synchrony Financial	28,819	865,723
		6,676,295
Containers & Packaging 0.3%
Avery Dennison Corp.	3,794	396,283
Ball Corp.	14,932	780,645
International Paper Co.	17,752	841,978
Packaging Corp. of America	4,103	386,995
Sealed Air Corp.	6,896	272,392
WestRock Co.	11,076	450,904
		3,129,197
Distributors 0.1%
Genuine Parts Co.	6,372	636,053
LKQ Corp. (a)	13,810	362,098
		998,151
Diversified Consumer Services 0.0% ‡
H&R Block, Inc.	8,923	210,494

Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class B (a)	84,899	17,450,140
Jefferies Financial Group, Inc.	12,249	254,902
		17,705,042
Diversified Telecommunication Services 2.0%
AT&T, Inc.	317,334	9,539,060
CenturyLink, Inc.	41,270	632,257
Verizon Communications, Inc.	180,323	9,928,584
		20,099,901
Electric Utilities 1.9%
Alliant Energy Corp.	10,289	457,552
American Electric Power Co., Inc.	21,402	1,693,326
Duke Energy Corp.	30,930	2,715,035
Edison International	14,147	805,955
Entergy Corp.	7,851	700,231
Evergy, Inc.	11,481	658,091
Eversource Energy	13,758	954,943
Exelon Corp.	41,936	2,002,863
FirstEnergy Corp.	21,102	827,198
NextEra Energy, Inc.	20,843	3,730,480
Pinnacle West Capital Corp.	4,861	428,351
PPL Corp.	31,392	983,198
Southern Co.	44,901	2,182,189
Xcel Energy, Inc.	22,103	1,157,313
		19,296,725
Electrical Equipment 0.5%
AMETEK, Inc.	10,068	733,957
Eaton Corp. PLC	18,813	1,434,492
Emerson Electric Co.	27,285	1,786,349
Rockwell Automation, Inc.	5,260	891,675
		4,846,473
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	13,139	1,155,181
Corning, Inc.	35,169	1,169,721
FLIR Systems, Inc.	5,992	292,889
IPG Photonics Corp. (a)	1,564	208,012
Keysight Technologies, Inc. (a)	8,164	604,299
TE Connectivity, Ltd.	14,954	1,210,526
		4,640,628
Energy Equipment & Services 0.5%
Baker Hughes, a GE Co.	22,065	520,072
Halliburton Co.	38,204	1,198,077
Helmerich & Payne, Inc.	4,730	264,833
National Oilwell Varco, Inc.	16,612	489,722
Schlumberger, Ltd.	60,093	2,656,712
TechnipFMC PLC	18,550	425,908
		5,555,324
Entertainment 2.1%
Activision Blizzard, Inc.	33,102	1,563,738
Electronic Arts, Inc. (a)	13,234	1,220,704
Netflix, Inc. (a)	19,031	6,461,025
Take-Two Interactive Software, Inc. (a)	4,942	521,628
Twenty-First Century Fox, Inc.
Class A	45,764	2,256,623
Class B	21,149	1,037,570
Viacom, Inc., Class B	15,345	451,450
Walt Disney Co.	64,966	7,245,008
		20,757,746
Equity Real Estate Investment Trusts 2.9%
Alexandria Real Estate Equities, Inc.	4,690	617,720
American Tower Corp.	19,140	3,308,158
Apartment Investment & Management Co., Class A	6,832	338,321
AvalonBay Communities, Inc.	6,001	1,157,713
Boston Properties, Inc.	6,705	884,188
Crown Castle International Corp.	18,012	2,108,485
Digital Realty Trust, Inc.	8,947	969,318
Duke Realty Corp.	15,624	456,846
Equinix, Inc.	3,505	1,380,970
Equity Residential	15,989	1,160,162
Essex Property Trust, Inc.	2,867	777,530
Extra Space Storage, Inc.	5,492	541,566
Federal Realty Investment Trust	3,220	426,875
HCP, Inc.	20,400	643,416
Host Hotels & Resorts, Inc.	32,202	581,568
Iron Mountain, Inc.	12,424	462,173
Kimco Realty Corp.	18,294	311,181
Macerich Co.	4,593	212,013
Mid-America Apartment Communities, Inc.	4,941	500,424
Prologis, Inc.	27,332	1,890,281
Public Storage	6,506	1,382,655
Realty Income Corp.	12,870	884,040
Regency Centers Corp.	7,355	478,075
SBA Communications Corp. (a)	4,984	909,729
Simon Property Group, Inc.	13,424	2,444,779
SL Green Realty Corp.	3,758	347,352
UDR, Inc.	12,020	525,875
Ventas, Inc.	15,476	998,047
Vornado Realty Trust	7,516	525,444
Welltower, Inc.	16,381	1,269,364
Weyerhaeuser Co.	32,898	863,244
		29,357,512
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	19,040	4,086,555
Kroger Co.	34,590	979,935
Sysco Corp.	20,762	1,325,654
Walgreens Boots Alliance, Inc.	35,084	2,535,170
Walmart, Inc.	62,308	5,970,975
		14,898,289
Food Products 1.1%
Archer-Daniels-Midland Co.	24,301	1,091,115
Campbell Soup Co.	8,353	295,947
Conagra Brands, Inc.	21,183	458,400
General Mills, Inc.	25,877	1,149,974
Hershey Co.	6,068	643,815
Hormel Foods Corp.	11,804	499,545
J.M. Smucker Co.	4,937	517,793
Kellogg Co.	10,988	648,402
Kraft Heinz Co.	26,998	1,297,524
Lamb Weston Holdings, Inc.	6,344	458,671
McCormick & Co., Inc.	5,266	651,088
Mondelez International, Inc., Class A	63,673	2,945,513
Tyson Foods, Inc., Class A	12,848	795,548
		11,453,335
Health Care Equipment & Supplies 3.3%
Abbott Laboratories	76,578	5,588,663
ABIOMED, Inc. (a)	1,948	683,885
Align Technology, Inc. (a)	3,173	789,918
Baxter International, Inc.	21,574	1,563,899
Becton Dickinson & Co.	11,697	2,917,934
Boston Scientific Corp. (a)	60,041	2,290,564
Cooper Cos., Inc.	2,133	594,595
Danaher Corp.	26,890	2,982,639
DENTSPLY SIRONA, Inc.	9,653	404,943
Edwards Lifesciences Corp. (a)	9,091	1,549,288
Hologic, Inc. (a)	11,757	522,011
IDEXX Laboratories, Inc. (a)	3,759	799,840
Intuitive Surgical, Inc. (a)	4,983	2,609,298
Medtronic PLC	58,635	5,182,748
ResMed, Inc.	6,196	589,673
Stryker Corp.	13,476	2,392,933
Teleflex, Inc.	2,002	547,547
Varian Medical Systems, Inc. (a)	3,974	524,687
Zimmer Biomet Holdings, Inc.	8,894	974,427
		33,509,492
Health Care Providers & Services 3.2%
AmerisourceBergen Corp.	6,835	569,834
Anthem, Inc.	11,286	3,419,658
Cardinal Health, Inc.	12,983	648,760
Centene Corp. (a)	8,911	1,163,509
Cigna Corp. (a)	16,565	3,309,853
CVS Health Corp.	56,437	3,699,445
DaVita, Inc. (a)	5,507	309,108
HCA Healthcare, Inc.	11,718	1,633,841
Henry Schein, Inc. (a)	6,647	516,472
Humana, Inc.	5,980	1,847,760
Laboratory Corp. of America Holdings (a)	4,424	616,484
McKesson Corp.	8,515	1,092,049
Quest Diagnostics, Inc.	5,934	518,335
UnitedHealth Group, Inc.	41,983	11,343,807
Universal Health Services, Inc., Class B	3,737	495,265
WellCare Health Plans, Inc. (a)	2,169	599,685
		31,783,865
Health Care Technology 0.1%
Cerner Corp. (a)	14,284	784,334

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	17,508	1,008,111
Chipotle Mexican Grill, Inc. (a)	1,063	562,975
Darden Restaurants, Inc.	5,388	565,363
Hilton Worldwide Holdings, Inc.	12,930	963,026
Marriott International, Inc., Class A	12,342	1,413,529
McDonald's Corp.	33,684	6,022,026
MGM Resorts International	22,186	653,156
Norwegian Cruise Line Holdings, Ltd. (a)	9,516	489,408
Royal Caribbean Cruises, Ltd.	7,440	893,172
Starbucks Corp.	54,141	3,689,168
Wynn Resorts, Ltd.	4,244	522,054
Yum! Brands, Inc.	13,614	1,279,444
		18,061,432
Household Durables 0.3%
D.R. Horton, Inc.	14,899	572,867
Garmin, Ltd.	5,245	362,849
Leggett & Platt, Inc.	5,652	231,506
Lennar Corp., Class A	12,665	600,574
Mohawk Industries, Inc. (a)	2,753	354,559
Newell Brands, Inc.	18,873	400,296
PulteGroup, Inc.	11,345	315,505
Whirlpool Corp.	2,803	372,827
		3,210,983
Household Products 1.6%
Church & Dwight Co., Inc.	10,653	688,290
Clorox Co.	5,560	824,993
Colgate-Palmolive Co.	37,676	2,436,884
Kimberly-Clark Corp.	15,094	1,681,170
Procter & Gamble Co.	108,628	10,479,343
		16,110,680
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	28,729	470,868
NRG Energy, Inc.	12,633	516,816
		987,684
Industrial Conglomerates 1.5%
3M Co.	25,468	5,101,241
General Electric Co.	377,333	3,833,703
Honeywell International, Inc.	32,277	4,635,946
Roper Technologies, Inc.	4,509	1,277,219
		14,848,109
Insurance 2.3%
Aflac, Inc.	33,338	1,590,222
Allstate Corp.	15,032	1,320,862
American International Group, Inc.	38,574	1,667,554
Aon PLC	10,536	1,646,039
Arthur J. Gallagher & Co.	8,008	598,278
Assurant, Inc.	2,290	220,733
Brighthouse Financial, Inc. (a)	5,201	194,205
Chubb, Ltd.	20,113	2,676,035
Cincinnati Financial Corp.	6,568	532,796
Everest Re Group, Ltd.	1,774	388,595
Hartford Financial Services Group, Inc.	15,641	733,876
Lincoln National Corp.	9,407	550,215
Loews Corp.	12,073	578,297
Marsh & McLennan Cos., Inc.	21,925	1,933,566
MetLife, Inc.	43,194	1,972,670
Principal Financial Group, Inc.	11,497	575,655
Progressive Corp.	25,316	1,703,514
Prudential Financial, Inc.	18,105	1,668,195
Torchmark Corp.	4,501	377,004
Travelers Cos., Inc.	11,622	1,459,026
Unum Group	9,495	330,046
Willis Towers Watson PLC	5,678	924,321
		23,641,704
Interactive Media & Services 4.8%
Alphabet, Inc. (a)
Class A	13,047	14,689,487
Class C	13,427	14,989,500
Facebook, Inc., Class A (a)	104,846	17,476,780
TripAdvisor, Inc. (a)	4,440	254,767
Twitter, Inc. (a)	31,258	1,049,018
		48,459,552
Internet & Direct Marketing Retail 3.6%
Amazon.com, Inc. (a)	17,925	30,808,235
Booking Holdings, Inc. (a)	2,019	3,700,443
eBay, Inc. (a)	39,447	1,327,392
Expedia Group, Inc.	5,161	615,449
		36,451,519
IT Services 4.7%
Accenture PLC, Class A	27,820	4,271,761
Akamai Technologies, Inc. (a)	7,096	461,950
Alliance Data Systems Corp.	2,050	364,059
Automatic Data Processing, Inc.	19,021	2,659,897
Broadridge Financial Solutions, Inc.	5,049	509,091
Cognizant Technology Solutions Corp., Class A	25,193	1,755,448
DXC Technology Co.	12,207	782,713
Fidelity National Information Services, Inc.	14,277	1,492,375
Fiserv, Inc. (a)	17,370	1,440,494
FleetCor Technologies, Inc. (a)	3,837	774,345
Gartner, Inc. (a)	3,943	535,814
Global Payments, Inc.	6,867	771,027
International Business Machines Corp.	39,630	5,327,065
Jack Henry & Associates, Inc.	3,345	446,725
Mastercard, Inc., Class A	39,653	8,371,938
Paychex, Inc.	13,899	984,049
PayPal Holdings, Inc. (a)	51,392	4,561,554
Total System Services, Inc.	7,286	652,898
VeriSign, Inc. (a)	4,657	788,290
Visa, Inc., Class A	76,687	10,353,512
Western Union Co.	19,418	354,378
		47,659,383
Leisure Products 0.1%
Hasbro, Inc.	5,072	459,320
Mattel, Inc. (a)	14,943	176,925
		636,245
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	13,841	1,052,608
Illumina, Inc. (a)	6,415	1,794,853
IQVIA Holdings, Inc. (a)	6,905	890,814
Mettler-Toledo International, Inc. (a)	1,094	698,147
PerkinElmer, Inc.	4,850	438,925
Thermo Fisher Scientific, Inc.	17,489	4,296,523
Waters Corp. (a)	3,301	763,257
		9,935,127
Machinery 1.5%
Caterpillar, Inc.	25,804	3,436,061
Cummins, Inc.	6,524	959,746
Deere & Co.	13,966	2,290,424
Dover Corp.	6,413	563,254
Flowserve Corp.	5,682	250,235
Fortive Corp.	12,826	961,822
Illinois Tool Works, Inc.	13,396	1,839,405
Ingersoll-Rand PLC	10,650	1,065,426
PACCAR, Inc.	15,219	997,149
Parker-Hannifin Corp.	5,746	946,998
Pentair PLC	7,006	288,577
Snap-on, Inc.	2,449	406,510
Stanley Black & Decker, Inc.	6,642	839,814
Xylem, Inc.	7,798	555,685
		15,401,106
Media 1.3%
CBS Corp.	14,698	726,963
Charter Communications, Inc., Class A (a)	7,751	2,565,969
Comcast Corp., Class A	198,521	7,259,913
Discovery, Inc. (a)
Class A	6,783	192,501
Class C	15,615	416,140
DISH Network Corp., Class A (a)	9,946	305,044
Interpublic Group of Cos., Inc.	16,662	379,060
News Corp.
Class A	16,646	213,568
Class B	5,373	69,473
Omnicom Group, Inc.	9,743	758,785
		12,887,416
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	62,910	732,272
Newmont Mining Corp.	23,159	789,954
Nucor Corp.	13,734	841,070
		2,363,296
Multi-Utilities 1.0%
Ameren Corp.	10,595	734,657
CenterPoint Energy, Inc.	21,858	675,849
CMS Energy Corp.	12,299	641,270
Consolidated Edison, Inc.	13,506	1,048,741
Dominion Energy, Inc.	33,319	2,340,326
DTE Energy Co.	7,892	929,283
NiSource, Inc.	16,224	442,591
Public Service Enterprise Group, Inc.	21,940	1,196,827
Sempra Energy	11,872	1,388,787
WEC Energy Group, Inc.	13,699	1,000,438
		10,398,769
Multiline Retail 0.5%
Dollar General Corp.	11,530	1,330,908
Dollar Tree, Inc. (a)	10,329	1,000,157
Kohl's Corp.	7,239	497,247
Macy's, Inc.	13,328	350,526
Nordstrom, Inc.	4,977	230,983
Target Corp.	22,852	1,668,196
		5,078,017
Oil, Gas & Consumable Fuels 4.8%
Anadarko Petroleum Corp.	22,232	1,052,241
Apache Corp.	16,606	545,009
Cabot Oil & Gas Corp.	19,155	477,917
Chevron Corp.	83,387	9,560,320
Cimarex Energy Co.	4,140	311,908
Concho Resources, Inc. (a)	8,693	1,041,769
ConocoPhillips	50,455	3,415,299
Devon Energy Corp.	20,330	541,794
Diamondback Energy, Inc.	6,578	678,323
EOG Resources, Inc.	25,147	2,494,582
Exxon Mobil Corp.	184,596	13,527,195
Hess Corp.	10,930	590,220
HollyFrontier Corp.	7,037	396,465
Kinder Morgan, Inc.	82,399	1,491,422
Marathon Oil Corp.	37,085	585,572
Marathon Petroleum Corp.	30,150	1,997,739
Newfield Exploration Co. (a)	8,678	158,634
Noble Energy, Inc.	20,975	468,581
Occidental Petroleum Corp.	33,202	2,217,230
ONEOK, Inc.	17,855	1,146,470
Phillips 66	18,545	1,769,378
Pioneer Natural Resources Co.	7,398	1,052,883
Valero Energy Corp.	18,557	1,629,676
Williams Cos., Inc.	52,508	1,414,040
		48,564,667
Personal Products 0.1%
Coty, Inc., Class A (a)	19,557	151,762
Estee Lauder Cos., Inc., Class A	9,732	1,327,640
		1,479,402
Pharmaceuticals 4.8%
Allergan PLC	13,853	1,994,555
Bristol-Myers Squibb Co.	71,232	3,516,724
Eli Lilly & Co.	41,098	4,926,006
Johnson & Johnson	116,935	15,561,710
Merck & Co., Inc.	113,340	8,435,896
Mylan N.V. (a)	22,384	670,401
Nektar Therapeutics (a)	7,488	317,042
Perrigo Co. PLC	5,465	253,849
Pfizer, Inc.	251,979	10,696,509
Zoetis, Inc.	20,919	1,802,381
		48,175,073
Professional Services 0.3%
Equifax, Inc.	5,228	559,500
IHS Markit, Ltd. (a)	15,640	812,029
Nielsen Holdings PLC	15,466	397,167
Robert Half International, Inc.	5,317	342,574
Verisk Analytics, Inc. (a)	7,151	839,599
		2,950,869
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	13,823	632,402

Road & Rail 1.0%
CSX Corp.	34,969	2,297,463
J.B. Hunt Transport Services, Inc.	3,796	406,324
Kansas City Southern	4,434	468,896
Norfolk Southern Corp.	11,869	1,990,906
Union Pacific Corp.	32,106	5,107,101
		10,270,690
Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc. (a)	38,381	936,880
Analog Devices, Inc.	16,137	1,595,304
Applied Materials, Inc.	42,678	1,667,856
Broadcom, Inc.	18,043	4,840,035
Intel Corp.	199,174	9,385,079
KLA-Tencor Corp.	6,778	722,331
Lam Research Corp.	6,841	1,160,097
Maxim Integrated Products, Inc.	12,049	653,899
Microchip Technology, Inc.	10,227	821,944
Micron Technology, Inc. (a)	48,882	1,868,270
NVIDIA Corp.	26,621	3,826,769
Qorvo, Inc. (a)	5,455	356,539
QUALCOMM, Inc.	52,663	2,607,872
Skyworks Solutions, Inc.	7,771	567,594
Texas Instruments, Inc.	41,918	4,220,304
Xilinx, Inc.	10,980	1,229,101
		36,459,874
Software 5.9%
Adobe, Inc. (a)	21,260	5,268,653
ANSYS, Inc. (a)	3,659	601,357
Autodesk, Inc. (a)	9,491	1,397,075
Cadence Design Systems, Inc. (a)	12,279	589,761
Citrix Systems, Inc.	5,594	573,609
Fortinet, Inc. (a)	6,241	477,873
Intuit, Inc.	11,326	2,444,377
Microsoft Corp.	337,005	35,193,432
Oracle Corp.	110,874	5,569,201
Red Hat, Inc. (a)	7,701	1,369,546
salesforce.com, Inc. (a)	33,360	5,069,719
Symantec Corp.	27,867	585,764
Synopsys, Inc. (a)	6,451	602,201
		59,742,568
Specialty Retail 2.3%
Advance Auto Parts, Inc.	3,217	512,146
AutoZone, Inc. (a)	1,113	943,090
Best Buy Co., Inc.	10,201	604,307
CarMax, Inc. (a)	7,666	450,608
Foot Locker, Inc.	5,075	283,642
Gap, Inc.	9,421	239,670
Home Depot, Inc.	49,295	9,047,111
L Brands, Inc.	9,910	275,894
Lowe's Cos., Inc.	35,212	3,385,986
O'Reilly Automotive, Inc. (a)	3,497	1,205,276
Ross Stores, Inc.	16,347	1,505,886
Tiffany & Co.	4,730	419,693
TJX Cos., Inc.	54,006	2,685,718
Tractor Supply Co.	5,287	451,510
Ulta Beauty, Inc. (a)	2,466	719,875
		22,730,412
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc. (b)	196,736	32,744,740
Hewlett Packard Enterprise Co.	62,013	966,783
HP, Inc.	68,704	1,513,549
NetApp, Inc.	10,978	700,067
Seagate Technology PLC	11,346	502,401
Western Digital Corp.	12,650	569,123
Xerox Corp.	9,011	254,200
		37,250,863
Textiles, Apparel & Luxury Goods 0.8%
Capri Holdings, Ltd.	6,482	275,355
Hanesbrands, Inc.	15,653	234,638
NIKE, Inc., Class B	55,594	4,552,037
PVH Corp.	3,331	363,445
Ralph Lauren Corp.	2,399	278,620
Tapestry, Inc.	12,505	484,069
Under Armour, Inc. (a)
Class A	8,079	167,558
Class C	8,282	156,861
VF Corp.	14,115	1,188,060
		7,700,643
Tobacco 0.9%
Altria Group, Inc.	81,848	4,039,199
Philip Morris International, Inc.	67,779	5,200,005
		9,239,204
Trading Companies & Distributors 0.2%
Fastenal Co.	12,458	753,210
United Rentals, Inc. (a)	3,592	449,934
W.W. Grainger, Inc.	1,974	583,100
		1,786,244
Water Utilities 0.1%
American Water Works Co., Inc.	7,836	749,670

Total Common Stocks (c) (Cost $287,779,612)		990,019,884

Short-Term Investments 0.6%
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 2.24% (d)	61,513	61,513

Total Affiliated Investment Company (Cost $61,513)		61,513

	Principal Amount
U.S. Governments 0.6%
United States Treasury Bills (e)
2.366%, due 4/4/19	$300,000	298,780
2.375%, due 4/4/19	300,000	298,780
2.381%, due 4/25/19 (b)	1,200,000	1,193,526
2.386%, due 4/4/19	200,000	199,187
2.395%, due 4/4/19	500,000	497,967
2.401%, due 4/4/19	300,000	298,780
2.407%, due 4/4/19	2,200,000	2,191,053
2.412%, due 4/4/19	400,000	398,373
2.415%, due 4/4/19	500,000	497,967
2.416%, due 4/4/19	200,000	199,187
Total U.S. Governments (Cost $6,073,658)		6,073,600
Total Short-Term Investments (Cost $6,135,171)		6,135,113
Total Investments (Cost $293,914,783)	98.8%	996,154,997
Other Assets, Less Liabilities	1.2	12,050,980
Net Assets	100.0%	$1,008,205,977

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Represents a security which was maintained at the broker as collateral for futures contracts.
(c)	The combined market value of common stocks and notional value of Standard & Poor's 500 Index futures contracts represents 98.8% of the Portfolio's net assets.
(d)	Current yield as of January 31, 2019.
(e)	Interest rate shown represents yield to maturity.

As of January 31, 2019, the Fund held the following futures contracts1:

Type	Number of Contracts Long	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
S&P 500 Index Mini	43	March 2019	$5,486,110	$5,814,675	$328,565

1.	As of January 31, 2019, cash in the amount of $258,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2019.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$990,019,884	$—	$—	$990,019,884
Short-Term Investments
Affiliated Investment Company	61,513	—	—	61,513
U.S. Governments	—	6,073,600	—	6,073,600
Total Short-Term Investments	61,513	6,073,600	—	6,135,113
Total Investments in Securities	990,081,397	6,073,600	—	996,154,997
Other Financial Instruments
Futures Contracts (b)	328,565	—	—	328,565
Total Investments in Securities and Other Financial Instruments	$990,409,962	$6,073,600	$—	$996,483,562

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Total Return Bond Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 97.2%†
Asset-Backed Securities 1.7%
Auto Floor Plan Asset-Backed Securities 0.3%
Ford Credit Floorplan Master Owner Trust Series 2018-4, Class A 4.06%, due 11/15/30	$3,575,000	$3,629,615

Automobile Asset-Backed Securities 0.4%
BMW Floorplan Master Owner Trust Series 2018-1, Class A1 3.15%, due 5/15/23 (a)	1,680,000	1,686,133
World Omni Auto Receivables Trust Series 2019-A, Class A3 3.04%, due 5/15/24	2,605,000	2,613,616
		4,299,749
Credit Cards 0.8%
American Express Credit Account Master Trust Series 2018-9, Class A 2.889% (1 Month LIBOR + 0.38%), due 4/15/26 (b)	3,250,000	3,242,219
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21%, due 12/7/24	3,880,000	3,930,842
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04%, due 7/15/24	2,685,000	2,693,038
		9,866,099
Other Asset-Backed Securities 0.2%
Verizon Owner Trust Series 2018-1A, Class A1A 2.82%, due 9/20/22 (a)	2,475,000	2,472,545

Total Asset-Backed Securities (Cost $20,138,442)		20,268,008

Corporate Bonds 47.8%
Aerospace & Defense 0.2%
Harris Corp.
4.854%, due 4/27/35	585,000	598,630
5.054%, due 4/27/45	1,215,000	1,278,172
		1,876,802
Agriculture 0.6%
Altria Group, Inc. 9.25%, due 8/6/19	2,838,000	2,927,430
Cargill, Inc. 4.307%, due 5/14/21 (a)	3,000,000	3,080,794
Reynolds American, Inc. 8.125%, due 6/23/19	720,000	733,945
		6,742,169
Airlines 0.5%
American Airlines, Inc. Series 2017-2, Class AA, Pass Through Trust 3.35%, due 4/15/31	5,837,633	5,602,476

Auto Components 0.4%
Toyota Motor Credit Corp. 3.05%, due 1/8/21	5,180,000	5,217,057

Auto Manufacturers 0.4%
Ford Motor Co. 9.215%, due 9/15/21	605,000	667,832
Ford Motor Credit Co. LLC 8.125%, due 1/15/20	2,580,000	2,681,680
General Motors Financial Co., Inc. 3.20%, due 7/13/20	1,620,000	1,615,375
		4,964,887
Auto Parts & Equipment 0.1%
ZF North America Capital, Inc. 4.00%, due 4/29/20 (a)	1,065,000	1,061,581

Banks 11.2%
Bank of America Corp.
3.248%, due 10/21/27	5,450,000	5,214,843
3.30%, due 1/11/23	680,000	683,434
3.419%, due 12/20/28 (c)	468,000	451,540
3.50%, due 4/19/26	2,750,000	2,725,472
3.593%, due 7/21/28 (c)	2,300,000	2,253,575
3.705%, due 4/24/28 (c)	5,000,000	4,929,857
4.25%, due 10/22/26	6,900,000	6,975,531
5.125%, due 6/17/19 (c)(d)	2,075,000	2,064,625
6.30%, due 3/10/26 (c)(d)	1,500,000	1,615,035
Bank of New York Mellon Corp. 4.625%, due 9/20/26 (c)(d)	1,325,000	1,242,187
Barclays PLC 4.61%, due 2/15/23 (c)	1,205,000	1,210,558
BB&T Corp. 3.75%, due 12/6/23	4,150,000	4,265,048
Citigroup, Inc.
2.50%, due 7/29/19	5,880,000	5,869,821
3.40%, due 5/1/26	1,950,000	1,897,805
3.70%, due 1/12/26	4,190,000	4,188,534
3.887%, due 1/10/28 (c)	3,489,000	3,478,360
4.05%, due 7/30/22	580,000	591,500
5.30%, due 5/6/44	2,314,000	2,463,822
Discover Bank
7.00%, due 4/15/20	1,340,000	1,397,221
8.70%, due 11/18/19	474,000	492,937
Goldman Sachs Group, Inc.
3.50%, due 11/16/26	4,305,000	4,147,846
6.75%, due 10/1/37	735,000	895,054
Huntington National Bank 3.55%, due 10/6/23	1,820,000	1,830,063
JPMorgan Chase & Co.
2.95%, due 10/1/26	4,870,000	4,652,220
3.375%, due 5/1/23	6,500,000	6,492,988
3.782%, due 2/1/28 (c)	3,900,000	3,884,475
4.005%, due 4/23/29 (c)	4,000,000	4,037,809
5.50%, due 10/15/40	745,000	858,256
Lloyds Banking Group PLC 4.582%, due 12/10/25	8,183,000	7,996,324
Morgan Stanley
2.625%, due 11/17/21	5,755,000	5,675,476
3.591%, due 7/22/28 (c)	6,850,000	6,685,472
3.875%, due 1/27/26	380,000	382,014
4.875%, due 11/1/22	3,945,000	4,131,706
5.00%, due 11/24/25	4,535,000	4,791,930
5.75%, due 1/25/21	5,000,000	5,249,083
6.25%, due 8/9/26	2,000,000	2,270,739
Royal Bank of Scotland Group PLC
5.125%, due 5/28/24	5,985,000	6,011,018
6.00%, due 12/19/23	280,000	292,327
Santander Holdings USA, Inc. 4.40%, due 7/13/27	1,108,000	1,083,714
U.S. Bank N.A. 3.45%, due 11/16/21	4,935,000	4,992,120
Wachovia Corp. 5.50%, due 8/1/35	1,220,000	1,357,488
Wells Fargo & Co. 5.375%, due 11/2/43	265,000	292,924
Wells Fargo Bank N.A.
2.60%, due 1/15/21	3,865,000	3,834,955
5.85%, due 2/1/37	555,000	647,259
		136,504,965
Beverages 1.2%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, due 1/23/25	970,000	996,253
4.75%, due 1/23/29	1,930,000	2,002,978
Constellation Brands, Inc.
3.875%, due 11/15/19	5,000,000	5,030,904
4.50%, due 5/9/47	2,740,000	2,541,492
PepsiCo, Inc. 2.00%, due 4/15/21	4,565,000	4,511,123
		15,082,750
Biotechnology 0.5%
Biogen, Inc. 2.90%, due 9/15/20	2,010,000	2,007,763
Gilead Sciences, Inc. 2.55%, due 9/1/20	4,010,000	3,987,279
		5,995,042
Building Materials 0.4%
Masco Corp. 3.50%, due 11/15/27	1,820,000	1,682,212
Standard Industries, Inc. 5.375%, due 11/15/24 (a)	3,830,000	3,801,275
		5,483,487
Chemicals 1.2%
Air Liquide Finance S.A. 1.75%, due 9/27/21 (a)	2,470,000	2,384,027
Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (a)	5,665,000	5,516,294
Eastman Chemical Co. 2.70%, due 1/15/20	1,663,000	1,657,599
Mexichem S.A.B. de C.V. 4.00%, due 10/4/27 (a)	2,400,000	2,238,000
W.R. Grace & Co. 5.125%, due 10/1/21 (a)	3,095,000	3,180,112
		14,976,032
Computers 0.6%
Apple, Inc. 1.55%, due 8/4/21	2,215,000	2,156,428
Dell International LLC / EMC Corp. 3.48%, due 6/1/19 (a)	4,880,000	4,881,640
		7,038,068
Cosmetics & Personal Care 0.5%
First Quality Finance Co., Inc. 4.625%, due 5/15/21 (a)	3,815,000	3,795,925
Unilever Capital Corp. 1.375%, due 7/28/21	2,450,000	2,361,780
		6,157,705
Diversified Financial Services 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, due 5/26/22	3,690,000	3,611,959
4.50%, due 5/15/21	240,000	242,841
Air Lease Corp. 4.25%, due 9/15/24	6,445,000	6,416,149
Ally Financial, Inc.
3.75%, due 11/18/19	1,700,000	1,702,125
4.125%, due 3/30/20	2,560,000	2,563,200
7.50%, due 9/15/20	166,000	174,923
Capital One Bank USA N.A. 3.375%, due 2/15/23	3,046,000	2,986,325
Discover Financial Services 3.85%, due 11/21/22	1,526,000	1,527,585
International Lease Finance Corp. 5.875%, due 8/15/22	2,200,000	2,297,224
Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)	1,780,000	1,748,433
		23,270,764
Electric 1.6%
Duquesne Light Holdings, Inc. (a)
3.616%, due 8/1/27	1,645,000	1,556,649
5.90%, due 12/1/21	3,000,000	3,161,656
FirstEnergy Transmission LLC 5.45%, due 7/15/44 (a)	3,000,000	3,275,742
IPALCO Enterprises, Inc. 3.45%, due 7/15/20	1,375,000	1,370,424
N.V. Energy, Inc. 6.25%, due 11/15/20	5,000,000	5,273,375
PPL Capital Funding, Inc. 5.00%, due 3/15/44	1,000,000	1,037,042
Puget Energy, Inc. 6.50%, due 12/15/20	3,155,000	3,326,050
		19,000,938
Electronics 0.5%
Honeywell International, Inc. 1.85%, due 11/1/21	6,400,000	6,247,321

Environmental Controls 0.4%
Waste Management, Inc. 2.40%, due 5/15/23	4,605,000	4,453,795

Food 1.4%
Kerry Group Financial Services Unlimited Co. 3.20%, due 4/9/23 (a)	4,375,000	4,270,236
Mondelez International Holdings Netherlands B.V. (a)
1.625%, due 10/28/19	4,170,000	4,127,225
2.00%, due 10/28/21	4,495,000	4,350,018
Smithfield Foods, Inc. 2.70%, due 1/31/20 (a)	1,840,000	1,817,633
Tyson Foods, Inc. 5.15%, due 8/15/44	3,000,000	2,977,617
		17,542,729
Food Services 0.3%
Aramark Services, Inc. 5.125%, due 1/15/24	4,000,000	4,041,640

Forest Products & Paper 0.1%
Georgia-Pacific LLC 2.539%, due 11/15/19 (a)	1,665,000	1,660,192

Gas 0.4%
Atmos Energy Corp. 4.30%, due 10/1/48	1,465,000	1,494,991
NiSource, Inc. 3.49%, due 5/15/27	2,935,000	2,837,371
Southern California Gas Co. 3.20%, due 6/15/25	915,000	891,198
		5,223,560
Health Care - Products 1.0%
Becton Dickinson & Co. 3.363%, due 6/6/24	6,075,000	5,953,229
Zimmer Biomet Holdings, Inc. 3.55%, due 4/1/25	6,900,000	6,678,152
		12,631,381
Health Care - Services 0.4%
Anthem, Inc. 4.65%, due 1/15/43	1,895,000	1,902,042
Cigna Holding Co. 3.25%, due 4/15/25	2,755,000	2,690,700
		4,592,742
Holding Company - Diversified 0.3%
CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (a)	3,575,000	3,419,913

Home Builders 0.8%
NVR, Inc. 3.95%, due 9/15/22	6,420,000	6,407,339
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24	3,180,000	3,064,725
		9,472,064
Home Furnishing 0.5%
Whirlpool Corp. 4.85%, due 6/15/21	5,890,000	6,066,242

Insurance 2.5%
Alterra Finance LLC 6.25%, due 9/30/20	2,900,000	3,025,908
AXA Equitable Holdings, Inc. 4.35%, due 4/20/28	5,025,000	4,918,875
Liberty Mutual Group, Inc. 6.50%, due 5/1/42 (a)	3,675,000	4,394,216
Markel Corp. 3.625%, due 3/30/23	2,515,000	2,504,286
Metropolitan Life Global Funding I 1.95%, due 9/15/21 (a)	3,840,000	3,729,967
Protective Life Corp. 7.375%, due 10/15/19	4,180,000	4,301,746
Protective Life Global Funding 2.161%, due 9/25/20 (a)	2,500,000	2,461,328
Prudential Financial, Inc. 7.375%, due 6/15/19	3,550,000	3,603,652
Voya Financial, Inc. 3.65%, due 6/15/26	1,305,000	1,249,068
		30,189,046
Internet 0.8%
Alibaba Group Holding, Ltd. 3.40%, due 12/6/27	5,000,000	4,774,720
Amazon.com, Inc. 5.20%, due 12/3/25	3,000,000	3,378,028
Tencent Holdings, Ltd. 3.80%, due 2/11/25 (a)	2,000,000	2,012,305
		10,165,053
Iron & Steel 0.5%
ArcelorMittal 7.00%, due 10/15/39	3,100,000	3,395,549
Vale Overseas, Ltd.
6.25%, due 8/10/26	875,000	939,802
6.875%, due 11/21/36	1,094,000	1,214,340
		5,549,691
Lodging 0.4%
MGM Resorts International 6.00%, due 3/15/23	5,000,000	5,187,500

Media 2.0%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, due 7/23/22	4,000,000	4,080,046
Comcast Corp.
3.70%, due 4/15/24	1,584,900	1,622,379
3.95%, due 10/15/25	2,086,600	2,159,359
4.25%, due 10/15/30	1,435,000	1,487,483
Grupo Televisa S.A.B. 6.125%, due 1/31/46	2,500,000	2,652,714
NBC Universal Media LLC 5.15%, due 4/30/20	1,760,000	1,808,198
Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23	3,660,000	4,232,380
Virgin Media Secured Finance PLC 5.25%, due 1/15/21	1,160,000	1,166,160
Warner Media LLC 3.80%, due 2/15/27	5,660,000	5,521,029
		24,729,748
Mining 0.4%
Anglo American Capital PLC 4.875%, due 5/14/25 (a)	2,780,000	2,831,229
Teck Resources, Ltd. 8.50%, due 6/1/24 (a)	1,441,000	1,552,663
		4,383,892
Miscellaneous - Manufacturing 0.3%
Textron Financial Corp. 4.351% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)	5,685,000	4,206,900

Oil & Gas 2.3%
Chevron Corp. 1.961%, due 3/3/20	1,855,000	1,841,495
Concho Resources, Inc. 4.30%, due 8/15/28	3,090,000	3,122,828
Continental Resources, Inc. 5.00%, due 9/15/22	4,199,000	4,219,805
Marathon Petroleum Corp. 6.50%, due 3/1/41	1,580,000	1,753,884
Petrobras Global Finance B.V. 7.375%, due 1/17/27	3,955,000	4,290,582
Petroleos Mexicanos 6.75%, due 9/21/47	5,835,000	5,085,202
Valero Energy Corp.
6.125%, due 2/1/20	3,216,000	3,312,772
6.625%, due 6/15/37	4,000,000	4,651,608
		28,278,176
Packaging & Containers 0.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.25%, due 9/15/22 (a)	3,600,000	3,563,280
WRKCo, Inc. (a)
3.00%, due 9/15/24	2,400,000	2,269,342
3.375%, due 9/15/27	1,000,000	927,859
		6,760,481
Pharmaceuticals 0.6%
Bayer U.S. Finance II LLC 3.50%, due 6/25/21 (a)	1,920,000	1,914,718
Takeda Pharmaceutical Co., Ltd. 3.80%, due 11/26/20 (a)	1,485,000	1,500,507
Zoetis, Inc.
3.25%, due 8/20/21	395,000	394,201
3.25%, due 2/1/23	3,885,000	3,856,993
		7,666,419
Pipelines 2.0%
Andeavor Logistics, L.P. / Tesoro Logistics Finance Corp. 6.25%, due 10/15/22	1,491,000	1,528,275
Columbia Pipeline Group, Inc. 3.30%, due 6/1/20	5,680,000	5,678,369
Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	385,000	425,529
MPLX, L.P. 4.875%, due 6/1/25	5,305,000	5,522,690
Spectra Energy Partners, L.P. 4.75%, due 3/15/24	5,137,000	5,383,336
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 4.125%, due 11/15/19	5,500,000	5,500,000
		24,038,199
Real Estate Investment Trusts 1.7%
Alexandria Real Estate Equities, Inc. 4.60%, due 4/1/22	1,265,000	1,305,556
Boston Properties, L.P. 3.20%, due 1/15/25	4,050,000	3,918,571
Crown Castle International Corp.
3.20%, due 9/1/24	5,580,000	5,346,703
5.25%, due 1/15/23	126,000	132,743
ProLogis, L.P. 4.25%, due 8/15/23	5,400,000	5,619,214
Ventas Realty, L.P. / Ventas Capital Corp. 4.25%, due 3/1/22	1,370,000	1,397,839
Welltower, Inc. 5.25%, due 1/15/22	2,445,000	2,542,815
		20,263,441
Retail 2.5%
Alimentation Couche-Tard, Inc. 2.70%, due 7/26/22 (a)	7,345,000	7,149,216
CVS Health Corp.
2.80%, due 7/20/20	6,880,000	6,849,543
4.78%, due 3/25/38	750,000	750,728
5.05%, due 3/25/48	750,000	769,910
CVS Pass-Through Trust 5.789%, due 1/10/26 (a)(e)	51,424	53,568
Darden Restaurants, Inc. 3.85%, due 5/1/27	5,980,000	5,808,474
O'Reilly Automotive, Inc. 4.625%, due 9/15/21	5,955,000	6,120,733
QVC, Inc. 4.85%, due 4/1/24	1,550,000	1,547,597
Walmart, Inc. 3.125%, due 6/23/21	2,115,000	2,137,791
		31,187,560
Semiconductors 0.3%
NXP B.V. / NXP Funding LLC 4.625%, due 6/1/23 (a)	3,825,000	3,896,719

Software 0.5%
Microsoft Corp.
2.00%, due 8/8/23	3,540,000	3,438,713
2.40%, due 8/8/26	2,500,000	2,384,078
		5,822,791
Telecommunications 2.9%
AT&T, Inc.
3.80%, due 3/1/24	5,920,000	5,993,055
3.956% (3 Month LIBOR + 1.18%), due 6/12/24 (b)	3,645,000	3,608,816
Hughes Satellite Systems Corp. 6.50%, due 6/15/19	946,000	955,819
Level 3 Financing, Inc. 5.375%, due 1/15/24	2,160,000	2,149,200
Rogers Communications, Inc. 3.625%, due 12/15/25	1,360,000	1,341,407
Sprint Communications, Inc. 6.00%, due 11/15/22	1,800,000	1,820,250
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (a)
3.36%, due 3/20/23	5,011,875	4,984,310
4.738%, due 9/20/29	3,205,000	3,200,994
T-Mobile USA, Inc. 6.375%, due 3/1/25	500,000	518,750
Telefonica Emisiones SAU 4.57%, due 4/27/23	5,110,000	5,322,920
VEON Holdings B.V. 4.95%, due 6/16/24 (a)	3,950,000	3,862,429
Verizon Communications, Inc. 5.15%, due 9/15/23	1,955,000	2,123,990
		35,881,940
Toys, Games & Hobbies 0.1%
Hasbro, Inc.
5.10%, due 5/15/44	370,000	325,832
6.35%, due 3/15/40	1,180,000	1,217,434
		1,543,266
Total Corporate Bonds (Cost $586,657,248)		584,077,124

Foreign Government Bonds 0.2%
Saudi Arabia 0.2%
Saudi Government International Bond 4.375%, due 4/16/29 (a)(f)	2,605,000	2,652,672

Total Foreign Government Bonds (Cost $2,591,456)		2,652,672

Mortgage-Backed Securities 2.8%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.6%
Bayview Commercial Asset Trust Series 2006-4A, Class A1 2.74% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(b)	54,652	52,523
BX Commercial Mortgage Trust Series 2018-IND, Class A 3.259% (1 Month LIBOR + 0.75%), due 11/15/35 (a)(b)(f)	3,704,472	3,685,192
COMM Mortgage Trust Series 2013-CR8, Class A4 3.334%, due 6/10/46	2,676,199	2,692,971
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
Series K087, Class A2 3.771%, due 12/25/28	2,285,000	2,378,069
Series K085, Class A2 4.06%, due 10/25/28 (g)	6,405,000	6,836,124
Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	2,347,803	2,425,398
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON, Class A 4.128%, due 7/5/31 (a)	3,250,000	3,379,051
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A4 3.227%, due 10/15/48	3,239,000	3,222,863
Wells Fargo Commercial Mortgage Trust (a)(h)
Series 2018-1745, Class A 3.749%, due 6/15/36	3,450,000	3,508,072
Series 2018-AUS, Class A 4.058%, due 7/17/36	3,950,000	4,036,326
		32,216,589
Residential Mortgages (Collateralized Mortgage Obligations) 0.2%
JP Morgan Mortgage Trust Series 2019-1, Class A3 4.00%, due 5/25/49 (a)(f)(g)	2,405,000	2,414,206
Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 3.07% (1 Year Treasury Constant Maturity Rate + 0.47%), due 2/25/42 (a)(b)(e)(f)(i)	232,102	217,885
		2,632,091
Total Mortgage-Backed Securities (Cost $34,435,999)		34,848,680

U.S. Government & Federal Agencies 44.7%
Fannie Mae (Collateralized Mortgage Obligation) 0.2%
Series 2018-26, Class P 3.50%, due 8/25/46	2,358,792	2,401,987
Series 1991-66, Class J 8.125%, due 6/25/21	64	67
		2,402,054
Federal Home Loan Mortgage Corporation 0.3%
Federal Home Loan Mortgage Corporation Series 4759, Class MA 3.00%, due 9/15/45	3,296,793	3,281,654

Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 10.4%
3.00%, due 2/1/46	4,646,882	4,580,754
3.00%, due 4/1/47	8,993,559	8,840,984
3.00%, due 12/1/47	2,958,214	2,908,576
3.50%, due 8/1/38	8,116,451	8,247,610
3.50%, due 1/1/43	1,554,068	1,577,989
3.50%, due 1/1/44	2,729,722	2,766,255
3.50%, due 1/1/45	2,274,734	2,307,650
3.50%, due 11/1/45	2,038,061	2,065,239
3.50%, due 3/1/46	3,624,777	3,673,294
3.50%, due 11/1/46	8,666,286	8,744,513
3.50%, due 2/1/48	6,041,245	6,077,185
4.00%, due 12/1/41	1,378,863	1,427,823
4.00%, due 6/1/42	3,436,467	3,542,091
4.00%, due 7/1/44	1,654,133	1,709,239
4.00%, due 2/1/45	7,497,415	7,770,435
4.00%, due 3/1/45	1,547,192	1,598,354
4.00%, due 1/1/46	1,116,275	1,154,396
4.00%, due 12/1/46	7,225,053	7,424,361
4.00%, due 2/1/48	3,400,433	3,492,257
4.00%, due 8/1/48	9,730,851	9,973,737
4.00%, due 10/1/48	2,029,862	2,092,282
4.50%, due 8/1/44	1,613,871	1,709,300
4.50%, due 12/1/44	7,060,663	7,441,920
4.50%, due 7/1/45	4,581,195	4,811,261
4.50%, due 4/1/46	738,414	776,484
4.50%, due 8/1/47	1,565,512	1,650,527
4.50%, due 7/1/48	9,459,825	9,846,001
4.50%, due 9/1/48	5,846,459	6,085,133
5.00%, due 11/1/41	2,249,809	2,393,260
6.50%, due 4/1/37	76,175	86,735
		126,775,645
Federal National Mortgage Association (Mortgage Pass-Through Securities) 16.9%
3.00%, due 12/1/37	2,587,012	2,573,919
3.00%, due 5/1/38	5,165,597	5,149,050
3.00%, due 10/1/44	6,847,932	6,765,775
3.00%, due 1/1/45	3,703,328	3,657,879
3.00%, due 3/1/47	5,371,525	5,279,373
3.00%, due 12/1/47	2,956,761	2,906,587
3.00%, due 6/1/57	5,937,553	5,787,773
3.50%, due 2/1/43	1,579,763	1,602,316
3.50%, due 5/1/43	4,376,172	4,425,275
3.50%, due 7/1/43	4,201,104	4,259,951
3.50%, due 11/1/44	2,233,281	2,258,799
3.50%, due 12/1/44	1,569,128	1,587,119
3.50%, due 11/1/45	4,611,192	4,655,963
3.50%, due 3/1/46	8,897,900	9,005,175
3.50%, due 2/1/48	25,604,306	25,734,276
4.00%, due 7/1/38	2,874,944	2,976,537
4.00%, due 8/1/38	1,886,614	1,954,046
4.00%, due 10/1/38	7,485,960	7,789,761
4.00%, due 3/1/42	1,620,372	1,667,633
4.00%, due 1/1/43	2,924,878	3,011,587
4.00%, due 11/1/43	6,083,649	6,346,990
4.00%, due 12/1/43	1,124,542	1,166,108
4.00%, due 7/1/44	8,810,257	9,116,391
4.00%, due 1/1/46	7,129,735	7,357,866
4.00%, due 3/1/46	744,733	768,774
4.00%, due 6/1/48	9,579,038	9,815,992
4.00%, due 8/1/48	10,529,329	10,783,705
4.00%, due 9/1/48	10,658,302	10,915,796
4.50%, due 2/1/41	2,465,024	2,613,092
4.50%, due 4/1/41	745,118	793,309
4.50%, due 8/1/42	11,980,345	12,639,668
4.50%, due 12/1/43	4,015,760	4,214,835
4.50%, due 8/1/44	2,185,959	2,297,319
4.50%, due 6/1/48	9,305,848	9,672,511
4.50%, due 7/1/48	6,113,542	6,355,931
5.00%, due 9/1/33	99,870	106,954
5.00%, due 9/1/41	650,658	692,437
5.00%, due 10/1/41	3,294,490	3,528,160
5.50%, due 7/1/41	2,927,648	3,187,668
6.00%, due 4/1/37	11,707	12,221
6.00%, due 10/1/37	28,103	29,862
6.00%, due 7/1/39	602,028	657,446
6.50%, due 10/1/39	584,956	682,840
		206,804,669
Government National Mortgage Association (Mortgage Pass-Through Securities) 1.3%
3.50%, due 8/20/47	5,416,978	5,490,353
3.50%, due 12/1/47 TBA (j)	6,850,000	6,936,829
4.00%, due 11/20/40	267,421	277,514
4.00%, due 12/20/44	2,327,001	2,411,708
6.00%, due 2/15/29	6,695	7,191
6.00%, due 4/15/29	35,632	39,311
6.00%, due 8/15/32	85,443	94,467
6.50%, due 7/15/28	11,651	12,805
6.50%, due 5/15/29	5,560	6,209
		15,276,387

United States Treasury Bonds 7.9%
3.00%, due 8/15/48	76,605,000	76,410,495
4.375%, due 11/15/39	13,740,000	16,929,720
4.50%, due 2/15/36	2,955,000	3,657,851
		96,998,066

United States Treasury Notes 7.2%
2.625%, due 1/31/26	13,345,000	13,438,832
2.875%, due 10/31/20	41,265,000	41,532,578
2.875%, due 10/31/23	16,360,000	16,672,502
3.00%, due 10/31/25	11,845,000	12,195,260
3.125%, due 11/15/28	4,175,000	4,350,154
		88,189,326

United States Treasury Inflation - Indexed Note 0.5%
United States Treasury Inflation - Indexed Notes 0.75%, due 7/15/28	6,266,083	6,266,165

Total U.S. Government & Federal Agencies (Cost $532,618,088)		545,993,966

Total Long-Term Bonds (Cost $1,176,441,233)		1,187,840,450

	Shares
Common Stocks 0.0%‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	1	13

Media 0.0% ‡
ION Media Networks, Inc. (e)(f)(i)(k)	2	1,239

Total Common Stocks (Cost $0)		1,252

Short-Term Investments 3.5%
Affiliated Investment Company 3.0%
MainStay U.S. Government Liquidity Fund, 2.24% (l)	36,939,006	36,939,006

Total Affiliated Investment Company (Cost $36,939,006)		36,939,006

	Principal Amount
U.S. Government & Federal Agencies 0.5%
United States Treasury Bills 2.39%, due 2/12/19 (m)	$6,540,000	6,535,300
Total U.S. Government & Federal Agencies (Cost $6,535,300)		6,535,300
Total Short-Term Investments (Cost $43,474,306)		43,474,306
Total Investments (Cost $1,219,915,539)	100.7%	1,231,316,008
Other Assets, Less Liabilities	(0.7)	(8,929,785)
Net Assets	100.0%	$1,222,386,223

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2019.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of January 31, 2019.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2019, the total market value of fair valued securities was $272,692, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Illiquid security - As of January 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $8,971,194, which represented 0.7% of the Fund's net assets.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(h)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2019.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of January 31, 2019, the total net market value of these securities was $6,936,829, which represented 0.6% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(k)	Restricted security.
(l)	Current yield as of January 31, 2019.
(m)	Interest rate shown represents yield to maturity.

As of January 31, 2019, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	180	March 2019	$37,963,512	$38,219,063	$255,551
5-Year United States Treasury Note	(652)	March 2019	(74,618,506)	(74,888,313)	(269,807)
10-Year United States Treasury Ultra Note	(27)	March 2019	(3,402,782)	(3,528,563)	(125,781)
United States Treasury Long Bond	45	March 2019	6,271,278	6,600,938	329,660
United States Treasury Ultra Bond	98	March 2019	14,939,110	15,790,250	851,140
Euro-BTP	(22)	March 2019	(3,098,507)	(3,262,727)	(164,220)
Euro Bund	18	March 2019	3,346,955	3,413,264	66,309
			$(18,598,940)	$(17,656,088)	$942,852

1.	As of January 31, 2019, cash in the amount of $391,019 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2019.

The following abbreviation is used in the preceding pages:

BTP      —Buoni del Tesoro Poliennali (Eurex Exchange index)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$20,268,008	$—	$20,268,008
Corporate Bonds	—	584,077,124	—	584,077,124
Foreign Government Bonds	—	2,652,672	—	2,652,672
Mortgage-Backed Securities (b)	—	34,630,795	217,885	34,848,680
U.S. Government & Federal Agencies	—	545,993,966	—	545,993,966
Total Long-Term Bonds	—	1,187,622,565	217,885	1,187,840,450
Common Stocks (c)	13	—	1,239	1,252
Short-Term Investments
Affiliated Investment Company	36,939,006	—	—	36,939,006
U.S. Government & Federal Agencies	—	6,535,300	—	6,535,300
Total Short-Term Investments	36,939,006	6,535,300	—	43,474,306
Total Investments in Securities	36,939,019	1,194,157,865	219,124	1,231,316,008
Other Financial Instruments
Futures Contracts (d)	1,502,660	—	—	1,502,660
Total Investments in Securities and Other Financial Instruments	$38,441,679	$1,194,157,865	$219,124	$1,232,818,668

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (d)	$(559,808)	$—	$—	$(559,808)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $217,885 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(c)	The Level 3 security valued at $1,239 is held in Media within the Common Stocks section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2019
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	$223,017	$-	$-	$2,029	$-	$(7,161)	$-	$-	$217,885	1,543
Common Stock
Media	1,239	-	-	-	-	-	-	-	1,239	-
Total	$224,256	$-	$-	$2,029	$-	$(7,161)	$-	$-	$219,124	$1,543

(a)	Sales include principal reductions.

MainStay MacKay U.S. Equity Opportunities Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 100.8% †
Aerospace & Defense 1.9%
Boeing Co. (a)	15,900	$6,131,358
Curtiss-Wright Corp.	1,300	147,576
Huntington Ingalls Industries, Inc.	1,200	247,740
Lockheed Martin Corp.	2,200	637,318
Northrop Grumman Corp.	4,600	1,267,530
Raytheon Co.	8,200	1,351,032
Spirit AeroSystems Holdings, Inc., Class A	3,200	266,880
Teledyne Technologies, Inc. (b)	500	112,110
Textron, Inc.	7,200	383,256
United Technologies Corp. (a)	23,000	2,715,610
		13,260,410
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	4,000	347,080
FedEx Corp.	6,900	1,225,233
United Parcel Service, Inc., Class B (a)	18,800	1,981,520
XPO Logistics, Inc. (b)	24,900	1,513,422
		5,067,255
Airlines 0.3%
Delta Air Lines, Inc. (a)	18,600	919,398
JetBlue Airways Corp. (b)	9,500	170,905
United Continental Holdings, Inc. (b)	7,100	619,617
		1,709,920
Automobiles 1.3%
General Motors Co. (a)	118,628	4,628,865
Tesla, Inc. (a)(b)	3,900	1,197,378
Thor Industries, Inc.	50,400	3,282,048
		9,108,291
Banks 5.4%
Bank of America Corp. (a)	366,183	10,425,230
Bank OZK	114,800	3,483,032
Citigroup, Inc. (a)	38,068	2,453,863
JPMorgan Chase & Co. (a)	121,919	12,618,617
Texas Capital Bancshares, Inc. (b)	53,700	3,129,099
Wells Fargo & Co.	107,267	5,246,429
		37,356,270
Beverages 1.8%
Coca-Cola Co. (a)	48,289	2,324,150
Molson Coors Brewing Co., Class B	52,100	3,470,381
PepsiCo., Inc. (a)	55,684	6,273,916
		12,068,447
Biotechnology 3.0%
Alkermes PLC (b)	95,200	3,129,224
Amgen, Inc.	32,627	6,104,838
Celgene Corp. (b)	53,000	4,688,380
Gilead Sciences, Inc.	78,600	5,502,786
Regeneron Pharmaceuticals, Inc. (b)	2,000	858,540
Vertex Pharmaceuticals, Inc. (b)	1,600	305,456
		20,589,224
Building Products 0.2%
Armstrong World Industries, Inc.	1,300	88,452
Fortune Brands Home & Security, Inc.	2,300	104,190
Johnson Controls International PLC	26,100	881,397
Masco Corp.	9,400	304,654
Owens Corning	3,200	167,648
Resideo Technologies, Inc. (b)	66	1,447
		1,547,788
Capital Markets 2.8%
Ameriprise Financial, Inc.	22,200	2,810,520
Evercore, Inc., Class A	37,100	3,318,595
Lazard, Ltd., Class A	76,940	3,061,443
Legg Mason, Inc.	60,333	1,797,923
LPL Financial Holdings, Inc.	46,500	3,272,205
Raymond James Financial, Inc.	40,900	3,292,450
State Street Corp.	23,100	1,637,790
		19,190,926
Chemicals 2.7%
Air Products & Chemicals, Inc. (a)	6,200	1,019,218
Albemarle Corp.	1,400	113,022
Ashland Global Holdings, Inc.	1,900	144,210
Axalta Coating Systems, Ltd. (b)	6,500	166,530
Cabot Corp.	1,800	84,402
Celanese Corp.	3,900	373,464
CF Industries Holdings, Inc.	13,800	602,370
Chemours Co.	44,900	1,605,175
DowDuPont, Inc. (a)	47,400	2,550,594
Eastman Chemical Co.	4,300	346,666
Ecolab, Inc.	7,200	1,138,824
FMC Corp.	4,100	327,180
Huntsman Corp.	67,500	1,482,975
Linde PLC (a)	7,600	1,238,876
LyondellBasell Industries N.V., Class A	9,693	843,000
Mosaic Co.	51,700	1,668,876
Olin Corp.	63,400	1,496,874
PPG Industries, Inc.	6,900	727,536
RPM International, Inc.	3,900	222,924
Scotts Miracle-Gro Co.	1,300	96,655
Sherwin-Williams Co.	2,400	1,011,648
W.R. Grace & Co.	900	63,909
Westlake Chemical Corp.	14,600	1,078,940
		18,403,868
Commercial Services & Supplies 0.6%
Cintas Corp.	2,500	468,775
Clean Harbors, Inc. (b)	25,700	1,521,697
KAR Auction Services, Inc.	4,100	213,241
Republic Services, Inc.	6,400	490,944
Rollins, Inc.	1,950	72,618
Waste Management, Inc. (a)	12,100	1,157,607
		3,924,882
Communications Equipment 2.0%
Cisco Systems, Inc. (a)	128,225	6,063,760
CommScope Holding Co., Inc. (b)	119,700	2,502,927
EchoStar Corp., Class A (b)	54,943	2,251,564
F5 Networks, Inc. (b)	1,700	273,615
Juniper Networks, Inc.	84,800	2,199,712
Motorola Solutions, Inc.	4,600	537,786
		13,829,364
Construction & Engineering 0.0% ‡
AECOM (b)	2,600	79,586
Quanta Services, Inc.	4,500	159,030
		238,616
Construction Materials 0.0% ‡
Eagle Materials, Inc.	800	56,800

Containers & Packaging 0.3%
Avery Dennison Corp.	2,500	261,125
Ball Corp.	7,400	386,872
Berry Global Group, Inc. (b)	4,000	197,000
International Paper Co.	11,900	564,417
Owens-Illinois, Inc.	2,600	52,182
Packaging Corp. of America	2,800	264,096
Westrock Co.	7,400	301,254
		2,026,946
Diversified Consumer Services 0.4%
H&R Block, Inc.	118,400	2,793,056

Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class B (a)(b)	53,289	10,953,021
Jefferies Financial Group, Inc.	60,400	1,256,924
		12,209,945
Diversified Telecommunication Services 1.0%
AT&T, Inc. (a)	104,669	3,146,350
Verizon Communications, Inc. (a)	64,438	3,547,956
		6,694,306
Electric Utilities 0.5%
Exelon Corp. (a)	77,300	3,691,848

Electrical Equipment 0.5%
Acuity Brands, Inc.	1,200	145,092
Eaton Corp. PLC	12,300	937,875
Emerson Electric Co.	17,700	1,158,819
Hubbell, Inc.	1,700	185,861
Regal Beloit Corp.	1,300	99,788
Rockwell Automation, Inc.	3,500	593,320
		3,120,755
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A	3,300	290,136
Arrow Electronics, Inc. (b)	1,100	83,545
CDW Corp.	22,300	1,856,921
Corning, Inc.	22,400	745,024
FLIR Systems, Inc.	1,800	87,984
Jabil, Inc.	89,041	2,372,943
Zebra Technologies Corp., Class A (b)	1,500	260,400
		5,696,953
Energy Equipment & Services 1.1%
Halliburton Co.	122,600	3,844,736
Patterson-UTI Energy, Inc.	289,400	3,510,422
		7,355,158
Entertainment 2.6%
Cinemark Holdings, Inc.	89,800	3,674,616
Lions Gate Entertainment Corp., Class B	154,300	2,704,879
Live Nation Entertainment, Inc. (b)	36,000	1,926,360
Netflix, Inc. (a)(b)	13,300	4,515,350
Viacom, Inc., Class B	122,700	3,609,834
Walt Disney Co. (a)	14,300	1,594,736
		18,025,775
Equity Real Estate Investment Trusts 3.3%
Alexandria Real Estate Equities, Inc.	600	79,026
American Campus Communities, Inc.	4,100	188,682
American Homes 4 Rent, Class A	7,800	172,458
American Tower Corp. (a)	12,500	2,160,500
Apartment Investment & Management Co., Class A	4,800	237,696
Apple Hospitality REIT, Inc.	6,500	106,665
AvalonBay Communities, Inc.	4,000	771,680
Boston Properties, Inc.	4,400	580,228
Brandywine Realty Trust	5,400	81,270
Brixmor Property Group, Inc.	9,100	155,883
Camden Property Trust	2,600	252,070
Colony Capital, Inc.	6,800	41,276
CoreSite Realty Corp.	1,100	108,669
Corporate Office Properties Trust	3,100	76,539
Crown Castle International Corp. (a)	11,700	1,369,602
CubeSmart	5,600	173,320
Duke Realty Corp.	10,800	315,792
EPR Properties	2,200	160,732
Equinix, Inc.	2,300	906,200
Equity Commonwealth	1,600	51,776
Equity LifeStyle Properties, Inc.	2,600	275,288
Equity Residential	10,400	754,624
Essex Property Trust, Inc.	1,900	515,280
Extra Space Storage, Inc.	3,700	364,857
Federal Realty Investment Trust	1,800	238,626
Gaming and Leisure Properties, Inc.	6,100	228,750
HCP, Inc.	13,700	432,098
Healthcare Trust of America, Inc., Class A	6,300	179,046
Highwoods Properties, Inc.	3,100	137,392
Hospitality Properties Trust	9,600	255,936
Host Hotels & Resorts, Inc.	22,248	401,799
Hudson Pacific Properties, Inc.	4,700	152,609
Iron Mountain, Inc.	8,600	319,920
JBG SMITH Properties	1,500	57,975
Kimco Realty Corp.	12,400	210,924
Lamar Advertising Co., Class A	2,600	193,570
Liberty Property Trust	4,500	212,130
Life Storage, Inc.	1,300	127,751
Medical Properties Trust, Inc.	11,000	200,200
Mid-America Apartment Communities, Inc.	3,300	334,224
National Retail Properties, Inc.	4,800	253,008
Omega Healthcare Investors, Inc.	5,900	237,121
Outfront Media, Inc.	4,200	87,150
Paramount Group, Inc.	6,300	91,224
Park Hotels & Resorts, Inc.	6,100	183,427
Prologis, Inc. (a)	2,300	159,068
Public Storage	4,200	892,584
Rayonier, Inc.	3,900	118,716
Realty Income Corp.	8,800	604,472
Regency Centers Corp.	4,600	299,000
Retail Properties of America, Inc., Class A	6,700	84,688
SBA Communications Corp. (b)	3,300	602,349
Senior Housing Properties Trust	7,100	97,767
Simon Property Group, Inc.	8,700	1,584,444
SL Green Realty Corp.	2,400	221,832
STORE Capital Corp.	5,600	180,992
Sun Communities, Inc.	2,600	285,766
Taubman Centers, Inc.	1,800	89,640
UDR, Inc.	8,000	350,000
Ventas, Inc.	10,400	670,696
VEREIT, Inc.	29,400	237,552
Vornado Realty Trust	2,800	195,748
Weingarten Realty Investors	3,700	106,153
Welltower, Inc. (a)	10,900	844,641
Weyerhaeuser Co.	22,000	577,280
		22,638,381
Food & Staples Retailing 2.3%
Casey's General Stores, Inc.	13,000	1,672,840
Costco Wholesale Corp. (a)	26,100	5,601,843
Kroger Co.	123,900	3,510,087
U.S. Foods Holding Corp. (b)	92,600	3,122,472
Walgreens Boots Alliance, Inc.	7,400	534,724
Walmart, Inc.	15,400	1,475,782
		15,917,748
Food Products 1.6%
Pilgrim's Pride Corp. (b)	171,400	3,472,564
Seaboard Corp.	134	517,799
TreeHouse Foods, Inc. (b)	53,500	3,122,260
Tyson Foods, Inc., Class A	58,600	3,628,512
		10,741,135
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	75,300	5,495,394
Baxter International, Inc.	56,500	4,095,685
Hill-Rom Holdings, Inc.	30,300	3,030,606
ICU Medical, Inc. (b)	5,100	1,268,880
Integra LifeSciences Holdings Corp. (b)	28,600	1,354,496
Medtronic PLC (a)	5,900	521,501
STERIS PLC	13,200	1,505,592
Varian Medical Systems, Inc. (b)	6,950	917,608
		18,189,762
Health Care Providers & Services 4.3%
AmerisourceBergen Corp.	42,200	3,518,214
Anthem, Inc. (a)	12,158	3,683,874
Centene Corp. (b)	29,900	3,904,043
CVS Health Corp. (a)	79,800	5,230,890
Encompass Health Corp.	3,300	220,572
HCA Healthcare, Inc.	23,400	3,262,662
Molina Healthcare, Inc. (b)	1,200	159,576
UnitedHealth Group, Inc. (a)	35,254	9,525,631
		29,505,462
Hotels, Restaurants & Leisure 2.4%
Chipotle Mexican Grill, Inc. (b)	6,700	3,548,387
Darden Restaurants, Inc.	31,000	3,252,830
McDonald's Corp.	6,000	1,072,680
Norwegian Cruise Line Holdings, Ltd. (a)(b)	27,400	1,409,182
Starbucks Corp. (a)	60,400	4,115,656
Yum China Holdings, Inc.	93,400	3,404,430
		16,803,165
Household Products 0.7%
Energizer Holdings, Inc.	17,100	810,540
Procter & Gamble Co. (a)	39,659	3,825,904
		4,636,444
Independent Power & Renewable Electricity Producers 0.5%
AES Corp. (a)	208,800	3,422,232

Industrial Conglomerates 0.9%
3M Co. (a)	9,700	1,942,910
Carlisle Cos., Inc.	1,800	193,914
General Electric Co.	93,600	950,976
Honeywell International, Inc. (a)	21,100	3,030,593
Roper Technologies, Inc.	200	56,652
		6,175,045
Insurance 1.8%
Allstate Corp.	20,297	1,783,498
MetLife, Inc. (a)	31,000	1,415,770
Progressive Corp.	63,300	4,259,457
Prudential Financial, Inc. (a)	42,202	3,888,492
Reinsurance Group of America, Inc.	4,900	707,805
		12,055,022
Interactive Media & Services 3.9%
Alphabet, Inc. (b)
Class A	11,237	12,651,626
Class C	10,923	12,194,109
IAC/InterActiveCorp (b)	5,300	1,119,784
Twitter, Inc. (b)	34,700	1,164,532
		27,130,051
Internet & Direct Marketing Retail 4.3%
Amazon.com, Inc. (a)(b)	13,223	22,726,767
eBay, Inc. (b)	13,300	447,545
Expedia Group, Inc.	28,332	3,378,591
Qurate Retail, Inc. (b)	151,000	3,284,250
		29,837,153
IT Services 5.3%
Accenture PLC, Class A (a)	18,211	2,796,299
Alliance Data Systems Corp.	6,100	1,083,299
Amdocs, Ltd.	4,100	229,108
Automatic Data Processing, Inc. (a)	12,500	1,748,000
Black Knight, Inc. (b)	1,900	93,461
Booz Allen Hamilton Holding Corp.	3,900	191,607
Broadridge Financial Solutions, Inc.	4,900	494,067
Cognizant Technology Solutions Corp., Class A	16,600	1,156,688
Conduent, Inc. (b)	119,500	1,523,625
CoreLogic, Inc. (b)	6,300	228,690
Euronet Worldwide, Inc. (b)	8,664	996,447
Fidelity National Information Services, Inc.	9,300	972,129
First Data Corp., Class A (b)	49,150	1,211,547
Fiserv, Inc. (b)	11,300	937,109
FleetCor Technologies, Inc. (b)	1,200	242,172
Gartner, Inc. (b)	2,500	339,725
Global Payments, Inc.	4,100	460,348
GoDaddy, Inc., Class A (b)	4,500	308,835
Jack Henry & Associates, Inc.	1,000	133,550
Leidos Holdings, Inc.	29,200	1,693,600
Mastercard, Inc., Class A (a)	26,000	5,489,380
Paychex, Inc.	4,200	297,360
PayPal Holdings, Inc. (a)(b)	33,700	2,991,212
Sabre Corp.	102,200	2,348,556
Total System Services, Inc.	5,100	457,011
VeriSign, Inc. (b)	3,000	507,810
Visa, Inc., Class A (a)	49,900	6,736,999
Western Union Co.	12,700	231,775
WEX, Inc. (b)	1,100	177,463
		36,077,872
Leisure Products 0.3%
Brunswick Corp.	35,500	1,786,360

Life Sciences Tools & Services 2.2%
Bio-Rad Laboratories, Inc., Class A (b)	5,000	1,249,350
Bruker Corp.	85,000	2,980,100
Charles River Laboratories International, Inc. (b)	26,600	3,276,854
IQVIA Holdings, Inc. (b)	28,600	3,689,686
PRA Health Sciences, Inc. (b)	32,500	3,444,025
Thermo Fisher Scientific, Inc. (a)	500	122,835
		14,762,850
Machinery 1.4%
AGCO Corp.	15,600	1,001,520
Allison Transmission Holdings, Inc.	3,500	170,345
Caterpillar, Inc.	16,300	2,170,508
Crane Co.	1,500	124,140
Cummins, Inc.	4,400	647,284
Deere & Co.	9,200	1,508,800
Flowserve Corp.	3,900	171,756
Gardner Denver Holdings, Inc. (b)	3,900	96,213
IDEX Corp.	1,100	151,646
Ingersoll-Rand PLC	7,100	710,284
ITT, Inc.	2,600	136,656
Lincoln Electric Holdings, Inc.	1,900	164,236
Oshkosh Corp.	2,200	165,110
PACCAR, Inc. (a)	10,000	655,200
Parker-Hannifin Corp.	3,700	609,797
Snap-on, Inc.	1,700	282,183
Terex Corp.	22,600	694,046
Timken Co.	2,100	89,439
Toro Co.	3,100	184,450
WABCO Holdings, Inc. (b)	1,600	182,768
		9,916,381
Media 0.5%
CBS Corp., Class B (a)	4,800	237,408
DISH Network Corp., Class A (b)	103,000	3,159,010
		3,396,418
Metals & Mining 0.1%
Nucor Corp.	9,200	563,408
Reliance Steel & Aluminum Co.	2,000	163,760
Steel Dynamics, Inc.	6,900	252,471
		979,639
Multi-Utilities 0.3%
CenterPoint Energy, Inc. (a)	55,700	1,722,244

Multiline Retail 0.1%
Macy's, Inc.	20,800	547,040

Oil, Gas & Consumable Fuels 5.4%
Chevron Corp. (a)	79,559	9,121,439
ConocoPhillips (a)	84,900	5,746,881
Devon Energy Corp.	47,300	1,260,545
Exxon Mobil Corp. (a)	113,845	8,342,562
HollyFrontier Corp.	53,319	3,003,993
Marathon Petroleum Corp.	26,686	1,768,214
ONEOK, Inc.	45,800	2,940,818
Valero Energy Corp.	52,659	4,624,513
Whiting Petroleum Corp. (b)	5,400	154,602
		36,963,567
Paper & Forest Products 0.1%
Domtar Corp.	9,300	436,170

Personal Products 0.5%
Nu Skin Enterprises, Inc., Class A	47,800	3,138,070
Pharmaceuticals 3.1%
Catalent, Inc. (b)	92,000	3,397,560
Eli Lilly & Co. (a)	2,700	323,622
Johnson & Johnson (a)	67,192	8,941,911
Mylan N.V. (b)	112,738	3,376,503
Perrigo Co. PLC	26,900	1,249,505
Pfizer, Inc.	98,711	4,190,282
		21,479,383
Professional Services 0.2%
IHS Markit, Ltd. (b)	5,300	275,176
ManpowerGroup, Inc.	1,998	157,902
Nielsen Holdings PLC	10,800	277,344
Robert Half International, Inc.	3,500	225,505
TransUnion	2,600	158,132
Verisk Analytics, Inc. (b)	4,600	540,086
		1,634,145
Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A (b)	9,200	420,900
Howard Hughes Corp. (b)	1,100	122,144
Jones Lang LaSalle, Inc.	11,100	1,591,851
		2,134,895
Road & Rail 1.3%
AMERCO	100	36,266
CSX Corp.	12,300	808,110
Genesee & Wyoming, Inc., Class A (b)	1,800	141,336
J.B. Hunt Transport Services, Inc.	2,600	278,304
Knight-Swift Transportation Holdings, Inc.	3,900	123,825
Landstar System, Inc.	1,300	132,054
Norfolk Southern Corp.	7,700	1,291,598
Old Dominion Freight Line, Inc.	2,000	271,860
Ryder System, Inc.	15,000	868,650
Schneider National, Inc., Class B	67,500	1,433,700
Union Pacific Corp. (a)	20,900	3,324,563
		8,710,266
Semiconductors & Semiconductor Equipment 2.9%
Applied Materials, Inc.	27,800	1,086,424
Broadcom, Inc.	3,100	831,575
Cypress Semiconductor Corp.	4,700	65,189
Intel Corp. (a)	144,432	6,805,636
KLA-Tencor Corp.	2,000	213,140
Lam Research Corp.	4,100	695,278
Micron Technology, Inc. (b)	94,400	3,607,968
MKS Instruments, Inc.	1,500	122,445
NVIDIA Corp. (a)	10,400	1,495,000
NXP Semiconductors N.V.	9,700	844,191
ON Semiconductor Corp. (b)	57,289	1,148,071
Qorvo, Inc. (b)	3,500	228,760
QUALCOMM, Inc.	1,400	69,328
Skyworks Solutions, Inc.	5,000	365,200
Texas Instruments, Inc. (a)	26,300	2,647,884
		20,226,089
Software 7.0%
Adobe, Inc. (b)	14,000	3,469,480
ANSYS, Inc. (b)	2,400	394,440
Cadence Design Systems, Inc. (b)	7,900	379,437
CDK Global, Inc.	45,300	2,215,623
Citrix Systems, Inc.	3,900	399,906
Fair Isaac Corp. (b)	800	180,160
Fortinet, Inc. (b)	4,000	306,280
Intuit, Inc.	6,900	1,489,158
LogMeIn, Inc.	7,300	679,046
Microsoft Corp.	214,908	22,442,843
Nuance Communications, Inc. (b)	151,000	2,396,370
Oracle Corp. (a)	80,662	4,051,652
Palo Alto Networks, Inc. (b)	2,600	558,532
Proofpoint, Inc. (b)	700	71,309
salesforce.com, Inc. (b)	20,300	3,084,991
SS&C Technologies Holdings, Inc.	5,800	298,642
Symantec Corp.	123,600	2,598,072
Synopsys, Inc. (b)	4,100	382,735
Teradata Corp. (b)	3,100	137,578
Tyler Technologies, Inc. (b)	500	94,595
Ultimate Software Group, Inc. (b)	900	245,763
VMware, Inc., Class A	16,600	2,507,762
		48,384,374
Specialty Retail 2.8%
Advance Auto Parts, Inc.	19,700	3,136,240
AutoNation, Inc. (b)	23,800	922,250
Best Buy Co., Inc.	59,200	3,507,008
Burlington Stores, Inc. (b)	7,700	1,322,167
Foot Locker, Inc.	54,500	3,046,005
Home Depot, Inc.	16,429	3,015,214
Lowe's Cos., Inc. (a)	10,900	1,048,144
Penske Automotive Group, Inc.	1,800	84,384
Urban Outfitters, Inc. (b)	90,600	2,926,380
		19,007,792
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc. (a)	134,570	22,397,831
Dell Technologies, Inc., Class C (b)	50,344	2,446,215
Hewlett Packard Enterprise Co.	19,300	300,887
HP, Inc.	44,900	989,147
NetApp, Inc.	7,400	471,898
Western Digital Corp.	8,200	368,918
		26,974,896
Textiles, Apparel & Luxury Goods 1.0%
Capri Holdings, Ltd. (b)	62,129	2,639,240
NIKE, Inc., Class B (a)	2,000	163,760
PVH Corp.	4,100	447,351
Ralph Lauren Corp.	16,948	1,968,341
Tapestry, Inc.	48,500	1,877,435
		7,096,127
Tobacco 0.1%
Philip Morris International, Inc. (a)	4,500	345,240

Trading Companies & Distributors 0.2%
HD Supply Holdings, Inc. (b)	5,600	234,864
MSC Industrial Direct Co., Inc., Class A	1,300	108,537
United Rentals, Inc. (b)	2,400	300,624
Univar, Inc. (b)	1,900	39,577
W.W. Grainger, Inc.	1,300	384,007
WESCO International, Inc. (b)	1,500	78,600
		1,146,209
Wireless Telecommunication Services 1.5%
Sprint Corp. (b)	566,000	3,531,840
Telephone & Data Systems, Inc.	98,000	3,549,560
United States Cellular Corp. (b)	60,500	3,483,590
		10,564,990
Total Common Stocks (Cost $637,057,570)		692,449,420

Short-Term Investments 1.6%
Affiliated Investment Company 1.0%
MainStay U.S. Government Liquidity Fund, 2.24% (c)	6,972,496	6,972,496

Total Affiliated Investment Company (Cost $6,972,496)		6,972,496

	Principal Amount
Repurchase Agreement 0.6%
Fixed Income Clearing Corp. 0.50%, dated 1/31/19 due 2/1/19 Proceeds at Maturity $4,173,777 (Collateralized by a United States Treasury Note with a rate of 2.875% and a maturity date of 11/30/23, with a Principal Amount of $4,170,000 and a Market Value of $4,261,290)	$4,173,719	4,173,719

Total Repurchase Agreement (Cost $4,173,719)		4,173,719

Total Short-Term Investments (Cost $11,146,215)		11,146,215

Total Investments, Before Investments Sold Short (Cost $648,203,785)	102.4%	703,595,635

	Shares
Exchange-Traded Funds Sold Short (3.5%)
Exchange-Traded Fund (3.5%)
SPDR S&P 500 ETF Trust	(89,615)	(24,189,777)

Total Investments Sold Short (Proceeds $23,900,672)		(24,189,777)

Total Investments, Net of Investments Sold Short (Cost $624,303,113)	98.9%	679,405,858
Other Assets, Less Liabilities	1.1	7,859,579
Net Assets	100.0%	$687,265,437

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(b)	Non-income producing security.
(c)	Current yield as of January 31, 2019.

Swap Contracts

Open OTC total return equity swap contracts as of January 31, 2019 were as follows1:

Swap Counterparty	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)	Unrealized Appreciation
Citigroup	22nd Century Group, Inc.	1 month LIBOR BBA minus 12.50%	7/19/2019	Monthly	$(491)	$116,946
Citigroup	2U, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(699)	40,270
Citigroup	Accelerate Diagnostics, Inc.	1 month LIBOR BBA minus 13.00%	7/19/2019	Monthly	(1,475)	332,189
Citigroup	Aclaris Therapeutics, Inc.	1 month LIBOR BBA minus 1.00%	7/19/2019	Monthly	(2,444)	1,586,448
Citigroup	Agios Pharmaceuticals, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,635)	500,003
Citigroup	Akamai Technologies, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,431	54,132
Citigroup	Akcea Therapeutics, Inc.	1 month LIBOR BBA minus 11.50%	7/19/2019	Monthly	(573)	13,044
Citigroup	Ambac Financial Group, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(350)	19,742
Citigroup	Amkor Technology, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	948	228,473
Citigroup	Amphastar Pharmaceuticals, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	473	161,482
Citigroup	Amyris, Inc.	1 month LIBOR BBA minus 3.80%	7/19/2019	Monthly	(960)	536,969
Citigroup	Applied Optoelectronics, Inc.	1 month LIBOR BBA minus 2.55%	7/19/2019	Monthly	(774)	138,004
Citigroup	At Home Group, Inc.	1 month LIBOR BBA minus 0.70%	7/19/2019	Monthly	(2,484)	627,492
Citigroup	Atkore International Group, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,114	97,077
Citigroup	Avaya Holdings Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	575	55,028
Citigroup	Biogen, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,235	602,207
Citigroup	Bluebird Bio, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,417)	270,638
Citigroup	Bristow Group, Inc.	1 month LIBOR BBA minus 14.00%	7/19/2019	Monthly	(172)	122,125
Citigroup	Cabot Oil & Gas Corp.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,209)	20,899
Citigroup	Caesars Entertainment Corp.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,763)	159,803
Citigroup	Camping World Holdings, Inc., Class A	1 month LIBOR BBA minus 12.00%	7/19/2019	Monthly	(918)	284,806
Citigroup	CARBO Ceramics, Inc.	1 month LIBOR BBA minus 3.00%	7/19/2019	Monthly	(2,443)	1,238,481
Citigroup	Carvana Co.	1 month LIBOR BBA minus 1.50%	7/19/2019	Monthly	(2,317)	341,525
Citigroup	Casa Systems, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(278)	42,196
Citigroup	Centennial Resource Development, Inc., Class A	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,880)	466,387
Citigroup	Century Aluminum Co.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(2,366)	490,563
Citigroup	Coca-Cola Consolidated, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,043	167,992
Citigroup	Comcast Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	7,961	204,222
Citigroup	Diamondback Energy, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,134)	175,284
Citigroup	Ebix, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,058	283,064
Citigroup	Facebook, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	9,305	1,923,693
Citigroup	Five9, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	437	135,266
Citigroup	Forum Energy Technologies, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(3,656)	1,932,593
Citigroup	Frank's International N.V.	1 month LIBOR BBA minus 0.80%	7/19/2019	Monthly	(2,278)	571,288
Citigroup	Gannett Co., Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	998	53,326
Citigroup	Genesco, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,515	123,890
Citigroup	Genworth Financial, Inc., Class A	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,874	150,530
Citigroup	GNC Holdings, Inc., Class A	1 month LIBOR BBA minus 2.75%	7/19/2019	Monthly	(823)	81,842
Citigroup	Golar LNG Ltd.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(783)	151,406
Citigroup	GoPro, Inc., Class A	1 month LIBOR BBA minus 1.35%	7/19/2019	Monthly	(1,880)	26,683
Citigroup	Groupon, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	223	51,585
Citigroup	GTT Communications, Inc.	1 month LIBOR BBA minus 17.00%	7/19/2019	Monthly	(1,288)	269,774
Citigroup	Halcon Resources Corp.	1 month LIBOR BBA minus 0.85%	7/19/2019	Monthly	(3,714)	2,152,526
Citigroup	Horizon Pharma PLC	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,458	305,647
Citigroup	Impinj, Inc.	1 month LIBOR BBA minus 5.00%	7/19/2019	Monthly	(1,389)	353,303
Citigroup	Integer Holdings Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,609	325,251
Citigroup	Interactive Brokers Group, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,423)	138,963
Citigroup	International Game Technology PLC	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,153)	74,123
Citigroup	Intra-Cellular Therapies, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(2,129)	797,198
Citigroup	IPG Photonics Corp.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,579)	76,954
Citigroup	JC Penney Co., Inc.	1 month LIBOR BBA minus 16.50%	7/19/2019	Monthly	(680)	24,300
Citigroup	Kosmos Energy Ltd.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,350)	114,551
Citigroup	Lannett Co, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,245	389,063
Citigroup	Lantheus Holdings, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,610	82,864
Citigroup	Liberty Media Corp., Class A	1 month LIBOR BBA minus 0.50%	7/19/2019	Monthly	(1,454)	86,454
Citigroup	Liberty Media Corp., Class C	1 month LIBOR BBA minus 0.80%	7/19/2019	Monthly	(163)	22,680
Citigroup	Lumber Liquidators Holdings, Inc.	1 month LIBOR BBA minus 0.80%	7/19/2019	Monthly	(3,208)	1,229,646
Citigroup	Marcus Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,109	84,505
Citigroup	Matrix Service Co.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,257	172,522
Citigroup	Mattel, Inc.	1 month LIBOR BBA minus 0.90%	7/19/2019	Monthly	(1,981)	556,153
Citigroup	McKesson Corp	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	3,776	30,755
Citigroup	Medpace Holdings, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,118	225,105
Citigroup	Merck & Co, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,601	77,103
Citigroup	Meritor, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	913	160,771
Citigroup	Navient Corp.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,782)	263,352
Citigroup	NeoGenomics, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,210	324,360
Citigroup	NetScout Systems, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,038	100,047
Citigroup	Neurocrine Biosciences, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(558)	91,025
Citigroup	New York Community BanCorp, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	3,452	509
Citigroup	NRG Energy, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,569	704,184
Citigroup	Ocular Therapeutix, Inc.	1 month LIBOR BBA minus 1.00%	7/19/2019	Monthly	(1,806)	955,189
Citigroup	OFG BanCorp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	785	221,325
Citigroup	Omeros Corp.	1 month LIBOR BBA minus 2.60%	7/19/2019	Monthly	(2,119)	259,917
Citigroup	Orthofix Medical, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	26	146
Citigroup	Overstock.com, Inc.	1 month LIBOR BBA minus 5.60%	7/19/2019	Monthly	(952)	162,506
Citigroup	Pacira Pharmaceuticals, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,623	206,508
Citigroup	Paratek Pharmaceuticals, Inc.	1 month LIBOR BBA minus 2.05%	7/19/2019	Monthly	(522)	133,263
Citigroup	Party City Holdco, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,716)	1,283
Citigroup	PetIQ, Inc.	1 month LIBOR BBA minus 0.75%	7/19/2019	Monthly	(2,219)	187,078
Citigroup	Pulse Biosciences, Inc.	1 month LIBOR BBA minus 10.00%	7/19/2019	Monthly	(496)	88,371
Citigroup	QuinStreet, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,605	387,407
Citigroup	Renewable Energy Group, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,121	105,862
Citigroup	Rent-A-Center, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,224	73,150
Citigroup	Revance Therapeutics, Inc.	1 month LIBOR BBA minus 1.05%	7/19/2019	Monthly	(310)	48,016
Citigroup	RH	1 month LIBOR BBA minus 0.85%	7/19/2019	Monthly	(713)	20,559
Citigroup	Ring Energy, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(822)	441,674
Citigroup	Rite Aid Corp.	1 month LIBOR BBA minus 2.60%	7/19/2019	Monthly	(2,468)	717,921
Citigroup	Sage Therapeutics, Inc.	1 month LIBOR BBA minus 0.50%	7/19/2019	Monthly	(1,399)	88,096
Citigroup	Sanmina Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	544	155,268
Citigroup	Schnitzer Steel Industries, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,140	57,912
Citigroup	Scorpio Tankers, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(2,215)	581,574
Citigroup	Senseonics Holdings, Inc.	1 month LIBOR BBA minus 2.25%	7/19/2019	Monthly	(2,068)	541,355
Citigroup	Sientra, Inc.	1 month LIBOR BBA minus 1.80%	7/19/2019	Monthly	(386)	178,135
Citigroup	SMART Global Holdings, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(17)	2,035
Citigroup	SPS Commerce, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,124	1,100
Citigroup	SunPower Corp.	1 month LIBOR BBA minus 12.50%	7/19/2019	Monthly	(873)	125,106
Citigroup	Surgery Partners, Inc.	1 month LIBOR BBA minus 1.00%	7/19/2019	Monthly	(344)	53,768
Citigroup	Synaptics, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,140	11,539
Citigroup	Syneos Health, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,271	126,592
Citigroup	TherapeuticsMD, Inc.	1 month LIBOR BBA minus 1.75%	7/19/2019	Monthly	(2,425)	418,938
Citigroup	Theravance Biopharma, Inc.	1 month LIBOR BBA minus 1.25%	7/19/2019	Monthly	(1,099)	80,794
Citigroup	Tidewater, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,069)	34,414
Citigroup	Tile Shop Holdings, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,850)	90,280
Citigroup	TPI Composites, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,126	204,614
Citigroup	TransEnterix, Inc.	1 month LIBOR BBA minus 31.00%	7/19/2019	Monthly	(373)	51,102
Citigroup	Trupanion, Inc.	1 month LIBOR BBA minus 3.35%	7/19/2019	Monthly	(2,393)	679,879
Citigroup	USA Technologies, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(270)	168,751
Citigroup	ViewRay, Inc.	1 month LIBOR BBA minus 2.05%	7/19/2019	Monthly	(2,242)	366,229
Citigroup	Warrior Met Coal, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,000	282,127
Citigroup	WaVe Life Sciences Ltd.	1 month LIBOR BBA minus 1.45%	7/19/2019	Monthly	(1,249)	173,212
Citigroup	Weatherford International PLC	1 month LIBOR BBA minus 0.60%	7/19/2019	Monthly	(3,450)	2,167,417
Citigroup	Wingstop Inc	1 month LIBOR BBA minus 0.75%	7/19/2019	Monthly	(1,718)	18,647
Citigroup	Xperi Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	868	251,778
Citigroup	Zillow Group, Inc., Class A	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(553)	117,899
Citigroup	Zillow Group, Inc., Class C	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,796)	308,995
Citigroup	Zogenix, Inc.	1 month LIBOR BBA minus 0.55%	7/19/2019	Monthly	(1,957)	141,885
					$(25,194)	$35,302,897

Swap Counterparty	Reference Obligation	Floating Rate [2]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)	Unrealized Depreciation
Citigroup	3D Systems Corp.	1 month LIBOR BBA minus 1.10%	7/19/2019	Monthly	$(1,612)	$(122,820)
Citigroup	AbbVie, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	6,978	(839,611)
Citigroup	Abercrombie & Fitch Co., Class A	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,117	(320,592)
Citigroup	ABIOMED, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(657)	(44,928)
Citigroup	Acacia Communications, Inc.	1 month LIBOR BBA minus 1.25%	7/19/2019	Monthly	(1,415)	(220,245)
Citigroup	Aerie Pharmaceuticals, Inc.	1 month LIBOR BBA minus 0.55%	7/19/2019	Monthly	(638)	(76,787)
Citigroup	Alnylam Pharmaceuticals, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(937)	(90,282)
Citigroup	Altisource Portfolio Solutions S.A.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	582	(137,056)
Citigroup	Ambarella, Inc.	1 month LIBOR BBA minus 0.90%	7/19/2019	Monthly	(1,468)	(127,016)
Citigroup	AMC Entertainment Holdings Inc	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,860	(697,147)
Citigroup	Anadarko Petroleum Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	620	(189,525)
Citigroup	ANI Pharmaceuticals, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	960	(197,695)
Citigroup	Ascena Retail Group, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,048	(727,253)
Citigroup	Assertio Therapeutics, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,035	(779,221)
Citigroup	Avalara, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,088)	(87,178)
Citigroup	Baker Hughes a GE Co.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,290)	(45,972)
Citigroup	Barnes & Noble, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,700	(229,149)
Citigroup	Basic Energy Services, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	387	(237,660)
Citigroup	Berry Petroleum Corp.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(606)	(109,425)
Citigroup	BJ's Restaurants, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,339	(402,217)
Citigroup	Cardtronics PLC	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	398	(13,829)
Citigroup	Century Communities, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(429)	(42,640)
Citigroup	Cincinnati Bell, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	119	(42,369)
Citigroup	Cognex Corp.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(680)	(24,935)
Citigroup	Collegium Pharmaceutical, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,247	(162,596)
Citigroup	Copa Holdings SA	1 month LIBOR BBA minus 0.50%	7/19/2019	Monthly	(371)	(55,648)
Citigroup	Core-Mark Holding Co., Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,616	(19,869)
Citigroup	Customers BanCorp, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,663	(652,580)
Citigroup	Dean Foods Co.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,778	(905,039)
Citigroup	Delek US Holdings, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,791	(784,208)
Citigroup	Diebold Nixdorf, Inc.	1 month LIBOR BBA minus 2.75%	7/19/2019	Monthly	(1,080)	(295,076)
Citigroup	Diplomat Pharmacy, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,472	(398,006)
Citigroup	Domo, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(369)	(127,620)
Citigroup	Dorman Products, Inc.	1 month LIBOR BBA minus 0.55%	7/19/2019	Monthly	(536)	(125,069)
Citigroup	Dril-Quip, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(295)	(4,702)
Citigroup	Endo International PLC	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,456	(498,663)
Citigroup	Evolus, Inc.	1 month LIBOR BBA minus 5.40%	7/19/2019	Monthly	(588)	(87,278)
Citigroup	Exact Sciences Corp.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(731)	(458,078)
Citigroup	Floor & Decor Holdings, Inc., Class A	1 month LIBOR BBA minus 0.55%	7/19/2019	Monthly	(711)	(22,108)
Citigroup	ForeScout Technologies, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,563)	(184,012)
Citigroup	Fossil Group, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,330	(678,070)
Citigroup	Freeport-McMoRan, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	579	(66,202)
Citigroup	Funko, Inc.	1 month LIBOR BBA minus 3.80%	7/19/2019	Monthly	(320)	(30,934)
Citigroup	GameStop Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	156	(26,913)
Citigroup	Gap, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	3,602	(574,290)
Citigroup	Garrett Motion, Inc.	1 month LIBOR BBA minus 1.50%	7/19/2019	Monthly	(359)	(11,320)
Citigroup	GCI Liberty, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,410)	(166,642)
Citigroup	Gentex Corp.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(742)	(1,330)
Citigroup	GrubHub, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(245)	(4,388)
Citigroup	Hecla Mining Co.	1 month LIBOR BBA minus 0.55%	7/19/2019	Monthly	(1,618)	(198,885)
Citigroup	Hibbett Sports, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	480	(36,149)
Citigroup	Hilton Grand Vacations, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,361)	(100,666)
Citigroup	Ichor Holdings Ltd.	1 month LIBOR BBA minus 1.30%	7/19/2019	Monthly	(1,476)	(280,467)
Citigroup	Immersion Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	89	(14,533)
Citigroup	Infinera Corp.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(858)	(41,124)
Citigroup	Insight Enterprises, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	984	(81,688)
Citigroup	International Business Machines Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	6,282	(451,784)
Citigroup	Ionis Pharmaceuticals, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(877)	(121,750)
Citigroup	KEMET Corp	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	685	(112,696)
Citigroup	LGI Homes, Inc.	1 month LIBOR BBA minus 0.80%	7/19/2019	Monthly	(1,675)	(304,936)
Citigroup	Liberty Broadband Corp., Class A	1 month LIBOR BBA minus 0.60%	7/19/2019	Monthly	(1,359)	(166,573)
Citigroup	Liberty Broadband Corp., Class C	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,097)	(118,426)
Citigroup	Liberty TripAdvisor Holdings, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,147	(63,181)
Citigroup	LSB Industries, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(861)	(333,168)
Citigroup	MACOM Technology Solutions Holdings, Inc.	1 month LIBOR BBA minus 1.05%	7/19/2019	Monthly	(376)	(1,023)
Citigroup	Mallinckrodt PLC	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,839	(722,725)
Citigroup	Mammoth Energy Services, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,311	(524,866)
Citigroup	MarketAxess Holdings, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(605)	(38,948)
Citigroup	MBIA, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,772)	(7,988)
Citigroup	Medicines Co.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,795)	(288,360)
Citigroup	Motorcar Parts of America, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(550)	(4,981)
Citigroup	NeoPhotonics Corp.	1 month LIBOR BBA minus 2.80%	7/19/2019	Monthly	(1,579)	(79,875)
Citigroup	Newell Brands, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,370)	(86,884)
Citigroup	NextGen Healthcare, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	214	(19,983)
Citigroup	nLight, Inc.	1 month LIBOR BBA minus 1.25%	7/19/2019	Monthly	(1,221)	(28,101)
Citigroup	Office Depot, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,792	(81,434)
Citigroup	Office Properties Income Trust REIT	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,144)	(18,822)
Citigroup	PBF Energy, Inc., Class A	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,526	(896,469)
Citigroup	Peabody Energy Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,687	(414,650)
Citigroup	Penumbra, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,344)	(183,626)
Citigroup	Phibro Animal Health Corp., Class A	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,974	(673,939)
Citigroup	PlayAGS, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(871)	(70,313)
Citigroup	Pluralsight, Inc.	1 month LIBOR BBA minus 0.50%	7/19/2019	Monthly	(583)	(100,479)
Citigroup	Quad/Graphics, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	184	(73,056)
Citigroup	Red Robin Gourmet Burgers, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,967	(829,344)
Citigroup	Redfin Corp.	1 month LIBOR BBA minus 5.75%	7/19/2019	Monthly	(601)	(61,050)
Citigroup	Roku, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,008)	(74,574)
Citigroup	Rowan Cos PLC	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(639)	(47,860)
Citigroup	RR Donnelley & Sons Co.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,363	(111,783)
Citigroup	SandRidge Energy, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	153	(78,931)
Citigroup	Sarepta Therapeutics, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(219)	(32,501)
Citigroup	Scientific Games Corp.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,765)	(343,972)
Citigroup	Seattle Genetics, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(960)	(193,298)
Citigroup	ShotSpotter, Inc.	1 month LIBOR BBA minus 1.60%	7/19/2019	Monthly	(1,548)	(252,653)
Citigroup	Signet Jewelers Ltd.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,141	(1,254,971)
Citigroup	Solaris Oilfield Infrastructure, Class A	1 month LIBOR BBA minus 0.55%	7/19/2019	Monthly	(1,837)	(41,781)
Citigroup	Supernus Pharmaceuticals, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	746	(93,145)
Citigroup	Synchrony Financial	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	4,407	(447,564)
Citigroup	Tahoe Resources, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(531)	(13,787)
Citigroup	Tellurian, Inc.	1 month LIBOR BBA minus 6.50%	7/19/2019	Monthly	(625)	(181,210)
Citigroup	Tempur Sealy International, Inc.	1 month LIBOR BBA minus 0.65%	7/19/2019	Monthly	(1,524)	(55,227)
Citigroup	Tiffany & Co.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(337)	(17,405)
Citigroup	Turtle Beach Corp	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	825	(87,295)
Citigroup	United Natural Foods, Inc.	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,032)	(163,282)
Citigroup	United States Steel Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,161	(86,931)
Citigroup	United Therapeutics Corp.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	3,110	(67,531)
Citigroup	Uniti Group, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,521	(3,137)
Citigroup	Universal Corp./VA	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	648	(81,313)
Citigroup	Universal Display Corp.	1 month LIBOR BBA minus 0.85%	7/19/2019	Monthly	(1,036)	(157,824)
Citigroup	Vista Outdoor, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	2,811	(1,088,547)
Citigroup	Visteon Corp.	1 month LIBOR BBA minus 0.50%	7/19/2019	Monthly	(1,445)	(154,061)
Citigroup	William Lyon Homes	1 month LIBOR BBA minus 0.55%	7/19/2019	Monthly	(180)	(19,808)
Citigroup	Yext Inc	1 month LIBOR BBA minus 0.35%	7/19/2019	Monthly	(1,013)	(61,840)
Citigroup	ZAGG, Inc.	1 month LIBOR BBA plus 0.35%	7/19/2019	Monthly	1,679	(580,888)
					$34,728	$(25,572,254)

1	As of January 31, 2019, cash in the amount $9,617,332 was pledged from brokers for OTC swap contracts.
2	Fund pays the floating rate and receives the total return of the reference entity.

The following abbreviations are used in the preceding pages:

BBA	—British Bankers' Association
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Common Stocks	$692,449,420	$—	$—	$692,449,420
Short-Term Investments
Affiliated Investment Company	6,972,496	—	—	6,972,496
Repurchase Agreements	—	4,173,719	—	4,173,719
Total Short-Term Investments	6,972,496	4,173,719	—	11,146,215
Total Investments in Securities	$699,421,916	$4,173,719	$—	$703,595,635
Other Financial Instruments
Total Return Equity Swap Contracts (b)	—	35,302,897	—	35,302,897

Liability Valuation Inputs

Exchange Traded Fund Sold Short	$(24,189,777)	$—	$—	$(24,189,777)
Other Financial Instruments
Total Return Equity Swap Contracts (b)	—	(25,572,254)	—	(25,572,254)
Total Investments in Securities Sold Short and Other Financial Instruments	$(24,189,777)	$(25,572,254)	$—	$(49,762,031)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Moderate Allocation Fund

Portfolio of Investments  January 31, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.3% †
Equity Funds 63.2%
IQ 50 Percent Hedged FTSE International ETF (a)	1,323,153	$25,708,863
IQ 500 International ETF	20,399	543,774
IQ Chaikin U.S. Large Cap ETF (a)	976,560	23,066,347
IQ Chaikin U.S. Small Cap ETF (a)	910,449	22,824,956
IQ Global Resources ETF (a)	343,662	9,344,720
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	2,389,029	20,402,304
MainStay Cushing MLP Premier Fund Class I	395,449	4,393,444
MainStay Cushing Renaissance Advantage Fund Class I (a)	694,431	12,270,595
MainStay Epoch Capital Growth Fund Class I (a)(b)	527,388	6,096,607
MainStay Epoch Global Choice Fund Class I (a)	375,673	6,345,121
MainStay Epoch International Choice Fund Class I (a)	729,999	23,724,953
MainStay Epoch U.S. All Cap Fund Class R6 (a)	1,205,070	30,705,173
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	2,635,629	41,010,394
MainStay Epoch U.S. Small Cap Fund Class I (a)	1,620,082	41,247,280
MainStay Large Cap Growth Fund Class R6	2,911,813	27,021,628
MainStay MacKay Common Stock Fund Class I (a)	339,322	7,780,648
MainStay MacKay Emerging Markets Equity Fund Class R6 (a)	2,289,734	20,607,609
MainStay MacKay Growth Fund Class I (a)	711,876	23,648,515
MainStay MacKay International Equity Fund Class I	157,869	2,500,642
MainStay MacKay International Opportunities Fund Class I (a)(b)	2,980,481	22,383,409
MainStay MacKay S&P 500 Index Fund Class I	39,789	1,761,478
MainStay MacKay U.S. Equity Opportunities Fund Class I	2,824,884	22,655,573
MainStay MAP Equity Fund Class I (a)	935,809	35,729,193
Total Equity Funds (Cost $399,379,647)		431,773,226
Fixed Income Funds 33.1%
IQ Enhanced Core Bond U.S. ETF (a)	752,854	14,055,784
IQ S&P High Yield Low Volatility Bond ETF	103,001	2,502,924
MainStay Floating Rate Fund Class I	2,026,775	18,382,849
MainStay Indexed Bond Fund Class I (a)	7,266,297	75,278,835
MainStay MacKay Convertible Fund Class I	499,210	8,301,858
MainStay MacKay High Yield Corporate Bond Fund Class R6	583,788	3,204,998
MainStay MacKay High Yield Municipal Bond Fund Class I	908,096	11,242,226
MainStay MacKay Short Duration High Yield Fund Class I	1,609,284	15,674,427
MainStay MacKay Short Term Municipal Fund Class I	1,044,155	9,982,123
MainStay MacKay Total Return Bond Fund Class R6	4,760,270	49,125,990
MainStay MacKay Unconstrained Bond Fund Class R6	2,151,328	18,479,910
Total Fixed Income Funds (Cost $224,477,299)		226,231,924
Total Affiliated Investment Companies (Cost $623,856,946)		658,005,150
Short-Term Investments 2.7%
Affiliated Investment Company 2.7%
MainStay U.S. Government Liquidity Fund, 2.24% (c)	18,179,773	18,179,773
Total Affiliated Investment Companies (Cost $18,179,773)		18,179,773

	Principal Amount
Repurchase Agreement 0.0% ‡
Fixed Income Clearing Corp. 0.5%, dated 1/31/19 due 2/1/19 Proceeds at Maturity $215,041 (Collateralized by a United States Treasury Note with a rate of 2.375% and a maturity date of 3/15/21, with a Principal Amount of $220,000 and a Market Value of $221,289)	$215,038	215,038
Total Repurchase Agreement (Cost $215,038)		215,038
Total Short-Term Investments (Cost $18,394,811)		18,394,811
Total Investments (Cost $642,251,757)	99.0%	676,399,961
Other Assets, Less Liabilities	1.0	6,555,526
Net Assets	100.0%	$682,955,487

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	As of January 31, 2019, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	Current yield as of January 31, 2019.

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies Equity Funds	$431,773,226	$—	$—	$431,773,226
Fixed Income Funds	226,231,924	—	—	226,231,924
Short-Term Investment	18,179,773	—	—	18,179,773
Short-Term Investment
Repurchase Agreement	—	215,038	—	215,038
Total Investments in Securities	$676,184,923	$215,038	$—	$676,399,961

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Moderate Growth Allocation Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.6% †
Equity Funds 83.0%
IQ 50 Percent Hedged FTSE International ETF (a)	1,327,217	$25,787,826
IQ 500 International ETF	1,186	31,615
IQ Chaikin U.S. Large Cap ETF (a)	1,190,392	28,117,059
IQ Chaikin U.S. Small Cap ETF (a)	1,772,646	44,440,235
IQ Global Resources ETF (a)	470,002	12,780,107
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	2,876,508	24,565,377
MainStay Cushing MLP Premier Fund Class I	400,095	4,445,056
MainStay Cushing Renaissance Advantage Fund Class I (a)	703,482	12,430,527
MainStay Epoch Capital Growth Fund Class I (a)(b)	544,078	6,289,543
MainStay Epoch Global Choice Fund Class I (a)	438,740	7,410,317
MainStay Epoch International Choice Fund Class I (a)	1,065,853	34,640,235
MainStay Epoch U.S. All Cap Fund Class R6 (a)	1,552,641	39,561,292
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	3,613,058	56,219,189
MainStay Epoch U.S. Small Cap Fund Class I (a)	2,394,344	60,959,995
MainStay Large Cap Growth Fund Class R6	3,074,945	28,535,492
MainStay MacKay Common Stock Fund Class I (a)	642,584	14,734,443
MainStay MacKay Emerging Markets Equity Fund Class R6 (a)	2,747,527	24,727,739
MainStay MacKay Growth Fund Class I (a)	838,840	27,866,253
MainStay MacKay International Equity Fund Class I	432,319	6,847,935
MainStay MacKay International Opportunities Fund Class I (a)(b)	4,628,393	34,759,228
MainStay MacKay S&P 500 Index Fund Class I	76,122	3,369,901
MainStay MacKay U.S. Equity Opportunities Fund Class I (a)	4,480,801	35,936,021
MainStay MAP Equity Fund Class I (a)	1,189,018	45,396,725
Total Equity Funds (Cost $528,873,004)		579,852,110
Fixed Income Funds 13.6%
IQ Enhanced Core Bond U.S. ETF	697	13,013
IQ Enhanced Core Plus Bond U.S. ETF	315,302	6,003,350
IQ S&P High Yield Low Volatility Bond ETF	94,484	2,295,961
MainStay Floating Rate Fund Class I	1,647,592	14,943,663
MainStay Indexed Bond Fund Class I	1,263	13,087
MainStay MacKay Convertible Fund Class I	537,281	8,934,989
MainStay MacKay High Yield Corporate Bond Fund Class R6	429,046	2,355,464
MainStay MacKay High Yield Municipal Bond Fund Class I	891,607	11,038,098
MainStay MacKay Short Duration High Yield Fund Class I	1,517,916	14,784,502
MainStay MacKay Short Term Municipal Fund Class I	1,060,573	10,139,078
MainStay MacKay Total Return Bond Fund Class R6	671,337	6,928,196
MainStay MacKay Unconstrained Bond Fund Class R6	1,994,789	17,135,235
Total Fixed Income Funds (Cost $93,788,451)		94,584,636
Total Affiliated Investment Companies (Cost $622,661,455)		674,436,746
Short-Term Investments 2.4%
Affiliated Investment Company 2.4%
MainStay U.S. Government Liquidity Fund, 2.24% (c)	17,040,166	17,040,166
Total Affiliated Investment Companies (Cost $17,040,166)		17,040,166

	Principal Amount
Repurchase Agreement 0.0% ‡
Fixed Income Clearing Corp. 0.5%, dated 1/31/19 due 2/1/19 Proceeds at Maturity $116,651 (Collateralized by a United States Treasury Note with a rate of 2.375% and a maturity date of 3/15/21, with a Principal Amount of $115,000 and a Market Value of $115,674)	$111,649	111,649
Total Repurchase Agreement (Cost $111,649)		111,649
Total Short-Term Investments (Cost $17,151,815)		17,151,815
Total Investments (Cost $639,813,270)	99.0%	691,588,561
Other Assets, Less Liabilities	1.0	6,757,901
Net Assets	100.0%	$698,346,462

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	As of January 31, 2019, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	Current yield as of January 31, 2019.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$579,852,110	$—	$—	$579,852,110
Fixed Income Funds	94,584,636	—	—	94,584,636
Short-Term Investments	17,040,166	—	—	17,040,166
Short-Term Investment
Repurchase Agreement	—	111,649	—	111,649
Total Investments in Securities	$691,476,912	$111,649	$—	$691,588,561

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay MacKay New York Tax Free Opportunities Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Principal Amount	Value
Municipal Bonds 97.7% †
Airport 4.1%
Albany County Airport Authority, Revenue Bonds
Series A 5.00%, due 12/15/43	$1,750,000	$1,975,085
Series A 5.00%, due 12/15/48	2,585,000	2,905,979
Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds (a)
Series C 6.00%, due 10/1/23	500,000	501,495
Series C, Insured: AGM 6.00%, due 10/1/34	1,000,000	1,152,020
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (a)
Series A, Insured: AGM 4.00%, due 7/1/46	5,000,000	5,011,900
Series A 5.00%, due 7/1/41	1,000,000	1,057,130
Series A 5.25%, due 1/1/50	2,000,000	2,128,440
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (a)
Series A 5.00%, due 4/1/23	225,000	248,953
Series A 5.00%, due 4/1/24	490,000	552,975
Series A 5.00%, due 4/1/27	610,000	681,791
Series A 5.00%, due 4/1/29	325,000	360,591
Ogdensburg Bridge & Port Authority, Revenue Bonds 5.75%, due 7/1/47 (a)(b)	2,300,000	2,312,029
		18,888,388
Development 8.9%
Buffalo & Erie County Industrial Land Development Corp., Buffalo State College Foundation Housing, Revenue Bonds Series A 5.375%, due 10/1/41	855,000	913,944
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (a)(b)	1,000,000	1,056,970
Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds
5.00%, due 8/1/32	1,000,000	1,069,600
5.00%, due 8/1/42	1,000,000	1,062,080
Dobbs Ferry Local Development Corp., Mercy College Project, Revenue Bonds 5.00%, due 7/1/39	1,000,000	1,103,870
Dutchess County Local Development Corp., Revenue Bonds Series A 5.00%, due 7/1/34	500,000	551,670
Hempstead Town Local Development Corp., Adelphi University Project, Revenue Bonds Series B 5.25%, due 2/1/39	475,000	476,197
New York City Industrial Development Agency, Revenue Bonds Series A 5.00%, due 7/1/28 (a)	1,500,000	1,603,005
New York City, Trust for Cultural Resource, Alvin Ailey Dance Foundation, Revenue Bonds Series A 4.00%, due 7/1/46	1,515,000	1,534,362
New York Liberty Development Corp., Bank of America, Revenue Bonds
Class 2 5.625%, due 7/15/47	1,050,000	1,087,033
Class 2 6.375%, due 7/15/49	545,000	565,999
New York Liberty Development Corp., Goldman Sachs Headquarters, Revenue Bonds 5.50%, due 10/1/37	700,000	885,052
New York Liberty Development Corp., World Trade Center, Revenue Bonds
Class 2 5.00%, due 9/15/43	1,040,000	1,117,719
Class 3 5.00%, due 3/15/44	1,500,000	1,599,885
Class 2 5.375%, due 11/15/40 (b)	1,500,000	1,588,740
5.75%, due 11/15/51	1,500,000	1,644,945
Class 3 7.25%, due 11/15/44 (b)	2,500,000	2,914,025
New York Transportation Development Corp., American Airlines-JFK International Airport, Revenue Bonds 5.00%, due 8/1/31 (a)	2,300,000	2,384,962
New York Transportation Development Corp., LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds 5.00%, due 1/1/34 (a)	1,100,000	1,234,255
Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds
5.50%, due 12/1/31	970,000	1,026,920
6.00%, due 12/1/36	1,640,000	1,739,285
6.00%, due 12/1/42	730,000	772,990
Syracuse Industrial Development Agency, Carousel Center Project, Revenue Bonds (a)
Series A 5.00%, due 1/1/30	2,785,000	3,075,253
Series A 5.00%, due 1/1/31	1,425,000	1,564,279
Series A 5.00%, due 1/1/34	2,750,000	2,974,812
Tompkins County Development Corp., Tompkins Cortland Community College, Revenue Bonds 5.00%, due 7/1/38	1,700,000	1,612,892
Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	3,265,000	3,521,531
		40,682,275
Education 4.3%
Albany Industrial Development Agency, Brighter Choice Charter School, Revenue Bonds
Series A 5.00%, due 4/1/27	1,375,000	1,367,630
Series A 5.00%, due 4/1/37	1,000,000	929,930
Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
5.00%, due 8/1/37	1,325,000	1,383,684
5.00%, due 8/1/47	1,540,000	1,589,773
5.00%, due 8/1/52	1,035,000	1,060,906
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (b)
Series A 5.125%, due 5/1/38	800,000	804,320
Series A 5.50%, due 5/1/48	1,500,000	1,534,770
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds Series A 5.00%, due 6/1/52 (b)	1,500,000	1,522,950
Build NYC Resource Corp., Revenue Bonds
Series A 5.00%, due 6/1/32 (b)	1,000,000	1,048,490
Series A 5.00%, due 6/1/37 (b)	1,000,000	1,034,340
5.00%, due 7/1/45	1,120,000	1,253,840
Series A 5.00%, due 6/1/47 (b)	3,100,000	3,169,688
New York State Dormitory Authority, Revenue Bonds Insured: AMBAC 4.625%, due 7/1/36	200,000	191,116
Rensselaer NY, City School District, Certificates of Participation
Insured: AGM 4.00%, due 6/1/34	650,000	679,367
Insured: AGM 4.00%, due 6/1/35	850,000	884,468
Riverhead Industrial Development Agency, Revenue Bonds
7.00%, due 8/1/43	575,000	626,290
7.00%, due 8/1/48	665,000	722,908
		19,804,470
Facilities 0.8%
Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds Insured: AGM 4.75%, due 12/15/32	2,000,000	2,116,980
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds Series M-3, Insured: NATL-RE 6.00%, due 7/1/25	235,000	260,925
Territory of Guam, Unlimited General Obligation Series A 6.75%, due 11/15/29	1,000,000	1,040,000
		3,417,905
General 15.3%
Build NYC Resource Corp., Bronx Charter School for Excellence, Revenue Bonds Series A 5.50%, due 4/1/43	1,160,000	1,211,968
Guam Government, Business Privilege Tax, Revenue Bonds
Series D 4.00%, due 11/15/39	430,000	402,807
Series B-1 5.00%, due 1/1/32	1,070,000	1,108,285
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A 5.00%, due 2/15/42	7,500,000	8,438,025
5.25%, due 2/15/47	1,400,000	1,484,785
5.75%, due 2/15/47	1,570,000	1,693,230
Nassau County, Industrial Development Agency, Cold Spring Harbor Laboratory, Revenue Bonds 1.50%, due 1/1/34 (c)	7,035,000	7,035,000
New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds Insured: AMBAC 5.00%, due 1/1/46	2,300,000	2,333,350
New York City Industrial Development Agency, Queens Baseball Stadium, Revenue Bonds
Insured: AMBAC 5.00%, due 1/1/31	465,000	466,348
Insured: AMBAC 5.00%, due 1/1/36	1,780,000	1,784,984
Insured: AMBAC 5.00%, due 1/1/39	560,000	567,594
Insured: AGC 6.375%, due 1/1/39	500,000	501,785
New York City Industrial Development Agency, United Jewish Appeal, Revenue Bonds 5.00%, due 7/1/34	1,000,000	1,082,560
New York City Industrial Development Agency, Yankee Stadium, Revenue Bonds
Insured: AGC (zero coupon), due 3/1/40	380,000	163,905
Insured: AGC (zero coupon), due 3/1/44	1,065,000	372,825
Insured: AGC (zero coupon), due 3/1/45	200,000	66,974
Insured: AGC (zero coupon), due 3/1/46	3,800,000	1,210,528
Insured: AGC (zero coupon), due 3/1/47	1,115,000	340,499
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Insured: State Aid Withholding Series S-1 4.00%, due 7/15/36	1,500,000	1,589,325
Insured: State Aid Withholding Series S-3 4.00%, due 7/15/46	2,905,000	2,950,696
Insured: State Aid Withholding Series S-3 5.00%, due 7/15/43	2,500,000	2,838,150
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds Subseries C-2 1.64%, due 8/1/31 (c)	600,000	600,000
New York City Trust for Cultural Resources, American Museum of National History, Revenue Bonds Series A 5.00%, due 7/1/41	1,000,000	1,125,710
New York City Trust For Cultural Resources, The Museum of Modern Art, Revenue Bonds 4.00%, due 4/1/30	1,200,000	1,343,364
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds Series A (zero coupon), due 11/15/47	6,500,000	2,009,930
New York Convention Center Development Corp., Revenue Bonds 5.00%, due 11/15/40	1,620,000	1,816,328
Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/36	400,000	399,992
Puerto Rico Infrastructure Financing Authority, Revenue Bonds Series C, Insured: AMBAC 5.50%, due 7/1/24	650,000	702,780
Puerto Rico Municipal Finance Agency, Revenue Bonds Series C, Insured: AGC 5.25%, due 8/1/23	100,000	107,376
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A, Insured: NATL-RE (zero coupon), due 8/1/41	3,580,000	1,008,880
Series A, Insured: NATL-RE (zero coupon), due 8/1/42	2,170,000	578,088
Series A, Insured: NATL-RE (zero coupon), due 8/1/46	5,500,000	1,170,070
Schenectady Metroplex Development Authority, Revenue Bonds Series A, Insured: AGM 5.50%, due 8/1/33	1,000,000	1,139,480
Syracuse Industrial Development Agency, Revenue Bonds Insured: State Aid Withholding Series A 3.25%, due 5/1/34	1,000,000	991,650
Territory of Guam, Hotel Occupancy Tax, Revenue Bonds Series A 6.00%, due 11/1/26	3,000,000	3,216,510
Territory of Guam, Revenue Bonds
Series D 5.00%, due 11/15/35	1,450,000	1,538,827
Series A 5.125%, due 1/1/42	3,000,000	3,082,560
Series A 6.50%, due 11/1/40	2,000,000	2,142,900
Territory of Guam, Section 30, Revenue Bonds
Series A 5.00%, due 12/1/32	1,000,000	1,081,220
Series A 5.375%, due 12/1/24	1,125,000	1,159,447
Series A 5.75%, due 12/1/34	500,000	516,840
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series C 5.00%, due 10/1/19	500,000	506,875
Series A-1 5.00%, due 10/1/24	1,000,000	1,012,580
Series A 5.00%, due 10/1/25	410,000	415,248
Subseries A 6.00%, due 10/1/39	655,000	657,699
Series A 6.625%, due 10/1/29	775,000	783,633
Series A 6.75%, due 10/1/37	1,630,000	1,648,158
Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	1,415,000	1,520,941
		69,920,709
General Obligation 9.1%
Buffalo NY, Limited General Obligation
Series A 5.00%, due 4/1/27	500,000	595,525
Series A 5.00%, due 4/1/28	400,000	472,632
City of New York NY, Unlimited General Obligation
Subseries A-7 1.67%, due 8/1/44 (c)	300,000	300,000
Subseries J-6 1.68%, due 8/1/24 (c)	1,700,000	1,700,000
Subseries A-5 1.68%, due 8/1/44 (c)	4,700,000	4,700,000
Series B-1 4.00%, due 10/1/41	500,000	517,380
City of Newburgh NY, Limited General Obligation
Series A, Insured: AGM 3.50%, due 7/15/36	725,000	724,050
Series A 5.50%, due 6/15/31	500,000	541,860
City of Ogdensburg NY, Public Improvement, Limited General Obligation
5.50%, due 4/15/23	40,000	42,295
5.50%, due 4/15/24	45,000	47,789
5.50%, due 4/15/26	50,000	53,007
5.50%, due 4/15/28	55,000	57,428
City of Yonkers NY, Limited General Obligation Series A, Insured: BAM 4.00%, due 9/1/31	1,500,000	1,618,530
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Insured: NATL-RE 5.00%, due 7/1/28	150,000	150,134
Series A, Insured: AGM 5.00%, due 7/1/35	835,000	866,989
Insured: AGM 5.25%, due 7/1/20	375,000	386,644
Series A, Insured: AGM 5.25%, due 7/1/24	150,000	158,876
Series A, Insured: AGM 5.375%, due 7/1/25	340,000	360,937
Series A, Insured: NATL-RE 5.50%, due 7/1/19	820,000	827,249
County of Clinton, Limited General Obligation Insured: AGM 4.00%, due 6/1/38 (a)	1,500,000	1,528,575
County of Nassau NY, Limited General Obligation Series A 4.00%, due 4/1/27	1,000,000	1,050,480
County of Rockland NY, Limited General Obligation
Insured: AGM 4.00%, due 5/1/44	915,000	944,591
Insured: AGM 4.00%, due 5/1/45	950,000	980,115
Insured: AGM 4.00%, due 5/1/46	985,000	1,016,224
Insured: AGM 4.00%, due 5/1/48	1,065,000	1,098,068
Insured: BAM 5.00%, due 6/1/24	500,000	575,945
Insured: BAM 5.00%, due 6/1/25	560,000	656,426
Insured: BAM 5.00%, due 6/1/26	550,000	653,235
Glens Falls NY, Limited General Obligation
Insured: AGM 4.00%, due 1/15/31	500,000	539,275
Insured: AGM 4.00%, due 1/15/32	315,000	337,271
Insured: AGM 4.00%, due 1/15/33	250,000	265,730
Onondaga County NY, Limited General Obligation 3.25%, due 4/15/34	1,250,000	1,258,350
Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 4.75%, due 8/1/22	1,420,000	1,423,777
Suffolk County NY, Public Improvement, Limited General Obligation
Series A, Insured: AGM 3.25%, due 6/1/36	715,000	701,944
Series A, Insured: AGM 3.25%, due 6/1/37	725,000	704,439
Town of Oyster Bay NY, Limited General Obligation Insured: AGM 4.00%, due 8/1/30	365,000	380,089
Town of Oyster Bay NY, Public Improvement Project, Limited General Obligation
4.00%, due 2/15/26	3,440,000	3,729,201
Series A, Insured: BAM 5.00%, due 1/15/28	500,000	558,315
Village of Johnson City NY, Limited General Obligation
Series A 4.00%, due 2/22/19	550,000	550,302
4.00%, due 10/3/19	2,600,000	2,614,664
Village of Valley Stream NY, Limited General Obligation
Insured: BAM 4.00%, due 4/1/33	490,000	519,395
Insured: BAM 4.00%, due 4/1/34	510,000	538,239
Insured: BAM 4.00%, due 4/1/35	530,000	557,263
Insured: BAM 4.00%, due 4/1/36	550,000	575,421
Insured: BAM 4.00%, due 4/1/37	570,000	593,387
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A 5.00%, due 10/1/32	1,000,000	927,500
Series A, Insured: AGM 5.00%, due 10/1/32	1,200,000	1,289,844
Virgin Islands Public Finance Authority, Revenue Bonds Series A 5.00%, due 10/1/29	1,000,000	940,010
		41,629,400
Higher Education 13.6%
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds
4.00%, due 8/1/42	1,500,000	1,522,680
5.00%, due 8/1/47	240,000	266,993
Build NYC Resource Corp., Metropolitan College of New York, Revenue Bonds 5.50%, due 11/1/44	2,500,000	2,537,850
Build NYC Resource Corp., New York Law School Project, Revenue Bonds
5.00%, due 7/1/30	3,865,000	4,212,966
5.00%, due 7/1/33	1,520,000	1,637,511
5.00%, due 7/1/41	1,050,000	1,104,379
City of Amherst NY, Daemen College Project, Revenue Bonds
4.00%, due 10/1/37	1,000,000	960,490
5.00%, due 10/1/43	2,000,000	2,116,080
5.00%, due 10/1/48	2,000,000	2,107,980
County of Cattaraugus NY, St. Bonaventure University, Revenue Bonds 5.00%, due 5/1/44	1,200,000	1,282,488
Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds
Series A-2 4.50%, due 8/1/36	570,000	533,868
Series A-1 5.00%, due 8/1/46	1,555,000	1,503,592
Dutchess County Local Development Corp., Culinary Institute of America Project, Revenue Bonds
Series A-1 5.00%, due 7/1/31	375,000	420,510
5.00%, due 7/1/33	700,000	777,623
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds
Series A 5.00%, due 7/1/39	1,000,000	1,097,580
5.00%, due 7/1/43	2,000,000	2,276,480
5.00%, due 7/1/48	4,000,000	4,539,080
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/38	870,000	955,521
5.00%, due 7/1/43	1,020,000	1,106,782
5.00%, due 7/1/48	1,100,000	1,189,089
Madison County Capital Resource Corp., Colgate University Project, Revenue Bonds Series A 5.00%, due 7/1/29	1,000,000	1,093,950
Monroe County Industrial Development Corp., St. John Fisher College, Revenue Bonds Series A 5.00%, due 6/1/24	330,000	361,462
Monroe County Industrial Development Corp., University of Rochester Project, Revene Bonds Series C 4.00%, due 7/1/43	3,000,000	3,103,950
Monroe County Industrial Development Corp., University of Rochester Project, Revenue Bonds Series D 4.00%, due 7/1/43	2,470,000	2,555,585
Monroe County NY Industrial Development Corp., Rochester General Hospital, Revenue Bonds 4.00%, due 10/1/47	1,695,000	1,680,626
New York City of Albany Capital Resource Corp., Albany College of Pharmacy & Health Sciences Project, Revenue Bonds Series A 5.00%, due 12/1/33	150,000	163,739
New York State Dormitory Authority, Culinary Institute of America, Revenue Bonds 6.00%, due 7/1/38	1,500,000	1,562,190
New York State Dormitory Authority, Fordham University, Revenue Bonds Series A 5.00%, due 7/1/41	1,075,000	1,199,614
New York State Dormitory Authority, New York University, Revenue Bonds Series A 4.00%, due 7/1/43	2,950,000	3,059,120
New York State Dormitory Authority, Pace University, Revenue Bonds
Series A 4.00%, due 5/1/33	400,000	402,152
Series A 4.25%, due 5/1/42	450,000	450,320
New York State Dormitory Authority, The New School, Revenue Bonds
Series A 5.00%, due 7/1/35	210,000	236,662
6.00%, due 7/1/50	1,500,000	1,591,095
New York State Dormitory Authority, Touro College & University System, Revenue Bonds 5.00%, due 1/1/42	5,000,000	5,279,300
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,000,000	1,037,020
St. Lawrence County Industrial Development Agency, Civic Development Corp., St. Lawrence University, Revenue Bonds Series A 4.00%, due 7/1/43	3,000,000	3,032,550
St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
5.00%, due 9/1/47	1,300,000	1,424,605
5.375%, due 9/1/41	500,000	534,070
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds 5.00%, due 8/1/32	1,000,000	1,130,680
		62,048,232
Housing 1.9%
Albany Capital Resource Corp., Empire Commons Student Housing, Inc. Project, Revenue Bonds
Series A 5.00%, due 5/1/29	600,000	691,902
Series A 5.00%, due 5/1/30	350,000	400,634
Series A 5.00%, due 5/1/31	200,000	227,388
City of Amherst NY, UBF Faculty-Student Housing Corp., Revenue Bonds Series S, Insured: AGM 5.00%, due 10/1/45	2,000,000	2,255,780
New York State Dormitory Authority, University Facilities, Revenue Bonds Series A 5.00%, due 7/1/43	1,500,000	1,717,815
Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
5.00%, due 6/1/29	185,000	213,250
5.00%, due 6/1/30	330,000	377,764
5.00%, due 6/1/31	320,000	363,293
5.00%, due 6/1/37	1,000,000	1,104,430
Westchester County Local Development Corp., Revenue Bonds 5.00%, due 6/1/42	1,000,000	1,089,370
		8,441,626
Medical 7.0%
Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds Series B 5.00%, due 7/1/46	6,000,000	6,558,120
Jefferson County NY, Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds 4.00%, due 11/1/31	2,705,000	2,775,195
Monroe County Industrial Development Corp., Rochester General Hospital, Revenue Bonds
Series A 5.00%, due 12/1/32	540,000	586,877
Series A 5.00%, due 12/1/42	1,000,000	1,072,470
Monroe County NY Industrial Development Corp., Rochester General Hospital, Revenue Bonds 4.00%, due 12/1/37	1,000,000	1,014,740
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island, Revenue Bonds 5.00%, due 7/1/34	250,000	269,988
New York State Dormitory Authority, Catholic Health System Obligation Group, Revenue Bonds
Series A 5.00%, due 7/1/32	600,000	630,828
Series B 5.00%, due 7/1/32	390,000	410,038
New York State Dormitory Authority, Miriam Osborn Memorial Home, Revenue Bonds 5.00%, due 7/1/42	965,000	973,801
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A 4.00%, due 8/1/36	5,750,000	5,818,022
Series A 4.00%, due 8/1/37	2,750,000	2,765,125
New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds Series B 5.00%, due 5/1/39	1,500,000	1,615,530
New York State Dormitory Authority, NYU Langone Hospital, Revenue Bonds 4.00%, due 7/1/40	1,000,000	1,025,780
New York State Dormitory Authority, Orange Regional Medical Center, Revenue Bonds (b)
5.00%, due 12/1/32	800,000	892,096
5.00%, due 12/1/34	3,500,000	3,876,145
5.00%, due 12/1/35	100,000	108,736
Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 4.50%, due 7/1/32	965,000	1,054,764
Suffolk County Economic Development Corp., Catholic Health Services of Long Island, Revenue Bonds Series C 5.00%, due 7/1/33	250,000	270,758
		31,719,013
Multi-Family Housing 7.9%
Albany, Housing Authority, Nutgrove Garden Apartments Project, Revenue Bonds 2.05%, due 12/1/25 (a)(c)	745,000	745,000
New York City NY, Housing Development Corp., 8 Spruce Street Multifamily Mortgage, Revenue Bonds Series D 3.00%, due 2/15/48	7,900,000	7,940,606
New York City NY, Housing Development Corp., Multifamily, Sustainable Neighborhood, Revenue Bonds
Series G-1 3.70%, due 11/1/47	1,000,000	960,550
Series I-1 4.05%, due 11/1/41	1,000,000	1,011,140
Series I-1 4.15%, due 11/1/46	3,250,000	3,293,745
New York City NY, Housing Development Corp., Revenue Bonds
Series G-1 3.85%, due 11/1/45	615,000	611,919
Series A 5.00%, due 7/1/23	1,400,000	1,571,948
New York State Housing Finance Agency, 160 Madison Avenue, Revenue Bonds, Series A (c)	10,000,000	10,000,000
New York State Housing Finance Agency, 363 West 30th Street, Revenue Bonds Series A 1.44%, due 11/1/32 (a)(c)	2,000,000	2,000,000
New York State Housing Finance Agency, 505 West 37th Street, Revenue Bonds (c)
Series A 1.64%, due 5/1/42	3,750,000	3,750,000
Series B 1.64%, due 5/1/42	2,250,000	2,250,000
Series A 1.64%, due 5/1/42 (a)	1,900,000	1,900,000
Rensselaer NY Housing Authority, Van Rensselaer & Renwyck Apartments, Revenue Bonds 5.00%, due 12/1/47	175,000	196,226
		36,231,134
Nursing Homes 0.8%
Brookhaven NY Local Development Corp., Jefferson's Ferry Project, Revenue Bonds 5.25%, due 11/1/36	1,130,000	1,254,130
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 5.00%, due 12/1/45	1,625,000	1,663,610
Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds 5.00%, due 7/1/44	690,000	724,604
		3,642,344
Pollution 0.5%
Dutchess County Resource Recovery Agency, Solid Waste System, Revenue Bonds (a)
5.00%, due 1/1/25	1,000,000	1,141,810
5.00%, due 1/1/26	1,000,000	1,158,380
		2,300,190
Power 2.1%
Guam Power Authority, Revenue Bonds
Series A 5.00%, due 10/1/38	2,700,000	2,908,089
Series A 5.00%, due 10/1/40	1,250,000	1,339,075
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGM 2.394%, due 7/1/29 (d)	5,000,000	4,637,500
Series TT, Insured: NATL-RE 5.00%, due 7/1/23	265,000	266,182
Series TT, Insured: NATL-RE 5.00%, due 7/1/26	215,000	215,591
		9,366,437
School District 1.1%
Genesee Valley Central School District at Angelica Belmont, Unlimited General Obligation Insured: AGM 4.00%, due 6/15/30	665,000	692,172
Harrison NY, Central School District, Unlimited General Obligation
Insured: State Aid Withholding 3.50%, due 3/15/44	1,015,000	986,813
Insured: State Aid Withholding 3.50%, due 3/15/45	1,055,000	1,023,276
Insured: State Aid Withholding 3.55%, due 3/15/47	1,130,000	1,104,372
Lackawanna School District, Unlimited General Obligation Insured: BAM 4.00%, due 6/15/32	745,000	784,753
Poughkeepsie NY City School District, Unlimited General Obligation Insured: MAC 3.00%, due 5/1/33	400,000	396,776
		4,988,162
Single Family Housing 0.2%
New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds Series 213 4.25%, due 10/1/47	1,000,000	1,075,690

Tobacco Settlement 5.5%
Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds 5.00%, due 6/1/34	750,000	773,985
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A (zero coupon), due 5/15/50	2,500,000	332,000
5.625%, due 5/15/43	2,300,000	2,325,714
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3 5.00%, due 6/1/35	750,000	723,180
Series A-3 5.125%, due 6/1/46	5,615,000	5,295,956
New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
Series A 5.00%, due 6/1/42	1,000,000	957,450
Series A 5.00%, due 6/1/45	245,000	232,946
New York Counties Tobacco Trust V, Pass Through, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	1,600,000	490,752
Niagara Tobacco Asset Securitization Corp., Revenue Bonds 5.25%, due 5/15/40	500,000	523,395
Rockland Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds Series B (zero coupon), due 8/15/50 (b)	13,000,000	1,275,560
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds
Series B 5.25%, due 6/1/37	850,000	895,993
Series B 6.00%, due 6/1/48	1,000,000	1,000,550
Series C 6.625%, due 6/1/44	5,300,000	5,549,630
TSASC, Inc., Revenue Bonds
Series A 5.00%, due 6/1/41	2,000,000	2,070,080
Series B 5.00%, due 6/1/45	2,500,000	2,383,775
Westchester Tobacco Asset Securitization, Revenue Bonds Series B 5.00%, due 6/1/41	250,000	262,303
		25,093,269
Transportation 7.1%
Buffalo & Fort Erie Public Bridge Authority, Revenue Bonds 5.00%, due 1/1/42	1,500,000	1,675,080
Metropolitan Transportation Authority, Revenue Bonds Series E-1 5.00%, due 11/15/42	685,000	770,091
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds Series A 5.00%, due 11/15/56	7,205,000	7,715,907
New York State Thruway Authority, Revenue Bonds Series L 4.00%, due 1/1/36	4,000,000	4,239,880
Port Authority of Guam, Revenue Bonds (a)
Series B 5.00%, due 7/1/36	225,000	243,038
Series B 5.00%, due 7/1/37	200,000	215,384
Port Authority of New York & New Jersey, Revenue Bonds
Consolidated - Series 190 5.00%, due 5/1/32	295,000	305,865
Series 178 5.00%, due 12/1/38 (a)	1,500,000	1,648,620
Series 207 5.00%, due 9/15/48 (a)	2,500,000	2,788,300
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Insured: AGC 5.00%, due 7/1/23	340,000	351,611
Series N, Insured: NATL-RE 5.25%, due 7/1/32	1,010,000	1,077,609
Triborough Bridge & Tunnel Authority, Revenue Bonds
Subseries B-2 1.59%, due 1/1/32 (c)	3,210,000	3,210,000
Series C 1.62%, due 1/1/32 (c)	4,015,000	4,015,000
Subseries B-3 1.63%, due 1/1/32 (c)	1,745,000	1,745,000
Series B 5.00%, due 11/15/45	2,000,000	2,265,980
		32,267,365
Utilities 2.6%
Guam Government, Waterworks Authority, Revenue Bonds 5.25%, due 7/1/33	1,230,000	1,310,024
Long Island Power Authority, Revenue Bonds
5.00%, due 9/1/37	2,000,000	2,316,280
5.00%, due 9/1/38	1,000,000	1,151,870
5.00%, due 9/1/39	1,000,000	1,148,310
5.00%, due 9/1/42	2,000,000	2,255,260
Series A 5.00%, due 9/1/44	2,000,000	2,199,580
Series B 5.00%, due 9/1/45	1,000,000	1,115,360
Series B 5.00%, due 9/1/46	245,000	272,016
		11,768,700
Water 4.9%
Great Neck North, Water Authority, Revenue Bonds
Series A 4.00%, due 1/1/32	250,000	274,653
Series A 4.00%, due 1/1/33	425,000	464,083
Series A 4.00%, due 1/1/34	250,000	271,998
Guam Government, Waterworks Authority, Revenue Bonds 5.00%, due 1/1/46	3,365,000	3,540,720
Monroe County Water Authority, Revenue Bonds 5.00%, due 8/1/37	750,000	822,592
New York City Water & Sewer System, Revenue Bonds
Series DD-1 1.62%, due 6/15/43 (c)	5,000,000	5,000,000
Series DD 5.00%, due 6/15/34	1,000,000	1,109,710
Niagara Falls Public Water Authority, Water & Sewer System, Revenue Bonds Series A 5.00%, due 7/15/34	770,000	877,592
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
Series A 5.00%, due 7/1/33	1,795,000	1,637,937
Series A 5.25%, due 7/1/29	1,000,000	925,000
Series A 6.00%, due 7/1/38	1,255,000	1,198,525
Series A 6.00%, due 7/1/44	510,000	487,050
Series A 6.00%, due 7/1/47	1,000,000	950,000
Saratoga County Water Authority, Revenue Bonds 4.00%, due 9/1/48	4,600,000	4,754,882
		22,314,742
Total Municipal Bonds (Cost $442,797,256)		445,600,051

	Shares
Closed-End Funds 0.7%
New York 0.7%
Eaton Vance New York Municipal Bond Fund	13,241	150,021
Nuveen New York AMT-Free Quality Municipal Income Fund	100,000	1,209,000
Nuveen New York AMT-Free Quality Municipal Income Fund	2,000,000	2,000,000
Total Closed-End Funds (Cost $3,516,253)		3,359,021
Total Investments (Cost $446,313,509)	98.4%	448,959,072
Other Assets, Less Liabilities	1.6	7,253,475
Net Assets	100.0%	$456,212,547

†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

As of January 31, 2019, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(161)	March 2019	$(19,162,403)	$(19,717,469)	$(555,066)
United States Treasury Long Bond	(14)	March 2019	(1,951,057)	(2,053,624)	(102,567)
			$(21,113,460)	$(21,771,093)	$(657,633)

1.	As of January 31, 2019, cash in the amount of $220,850 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2019.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds	$—	$445,600,051	$—	$445,600,051
Closed-End Funds	1,359,021	2,000,000	—	3,359,021
Total Investments in Securities	$1,359,021	$447,600,051	$—	$448,959,072

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(657,633)	$—	$—	$(657,633)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Retirement 2010 Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 83.2% †
Equity Funds 28.4%
IQ 50 Percent Hedged FTSE International ETF	31,415	$610,394
IQ Chaikin U.S. Large Cap ETF	55,488	1,310,627
IQ Chaikin U.S. Small Cap ETF	65,553	1,643,414
IQ Global Resources ETF	6,979	189,770
MainStay Epoch International Choice Fund Class I	774	25,148
MainStay Epoch U.S. All Cap Fund Class R6	43,602	1,110,967
MainStay Epoch U.S. Equity Yield Fund Class R6	48,621	756,545
MainStay Large Cap Growth Fund Class R6	96,300	893,661
MainStay MacKay Common Stock Fund Class I	23,960	549,413
MainStay MacKay Growth Fund Class I	27,689	919,839
MainStay MacKay S&P 500 Index Fund Class I	8,431	373,258
MainStay MAP Equity Fund Class I	14,573	556,405
Total Equity Funds (Cost $8,016,698)		8,939,441
Fixed Income Funds 54.8%
IQ Enhanced Core Bond U.S. ETF	55,640	1,038,799
IQ Enhanced Core Plus Bond U.S. ETF	142	2,704
IQ S&P High Yield Low Volatility Bond ETF	14,900	362,070
MainStay Floating Rate Fund Class I	33	298
MainStay Indexed Bond Fund Class I	881,176	9,128,983
MainStay MacKay Convertible Fund Class I	21,939	364,841
MainStay MacKay High Yield Corporate Bond Fund Class R6	90,807	498,529
MainStay MacKay High Yield Municipal Bond Fund Class I	42,627	527,716
MainStay MacKay Short Duration High Yield Fund Class I	78,698	766,514
MainStay MacKay Short Term Municipal Fund Class I	48,422	462,916
MainStay MacKay Total Return Bond Fund Class R6	401,130	4,139,659
Total Fixed Income Funds (Cost $17,455,813)		17,293,029
Total Affiliated Investment Companies (Cost $25,472,511)		26,232,470
Unaffiliated Investment Companies 12.9%
Equity Funds 5.5%
iShares MSCI All Country Asia ex-Japan ETF	8,039	554,530
iShares MSCI EAFE Small-Cap ETF (a)	7,092	397,223
iShares MSCI Frontier 100 ETF	3,378	95,530
iShares MSCI India ETF	3,058	100,302
iShares MSCI Philippines ETF (a)	2,547	88,814
iShares MSCI Poland ETF	1,837	44,713
iShares Russell 2000 ETF	134	19,974
SPDR S&P Emerging Markets Small Cap ETF	7,164	317,437
VanEck Vectors Africa Index ETF	2,466	53,981
VanEck Vectors India Small-Cap Index ETF	1,441	57,294
Total Equity Funds (Cost $1,748,507)		1,729,798
Fixed Income Funds 7.4%
iShares TIPS Bond ETF	5,066	562,681
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	14,246	495,333
Vanguard Short-Term Inflation-Protected Securities ETF (a)	26,508	1,279,806
Total Fixed Income Funds (Cost $2,364,330)		2,337,820
Total Unaffiliated Investment Companies (Cost $4,112,837)		4,067,618

Short-Term Investment 3.0%
Affiliated Investment Company 3.0%
MainStay U.S. Government Liquidity Fund, 2.24% (b)	941,237	941,237
Total Short-Term Investment (Cost $941,237)		941,237

Total Investments (Cost $30,526,585)	99.1%	31,241,325
Other Assets, Less Liabilities	0.9	293,633
Net Assets	100.0%	$31,534,958

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2019, the market value of securities loaned was $496,492 and the Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $515,833.
(b)	Current yield as of January 31, 2019.

The following abbreviations are used above:

EAFE	—Europe, Australasia and Far East
EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MSCI	—Morgan Stanley Capital International
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund 's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$8,939,441	$—	$—	$8,939,441
Fixed Income Funds	17,239,039	—	—	17,239,039
Short-Term Investment	941,237	—	—	941,237
Total Affiliated Investment Companies	27,173,707	—	—	27,173,707
Unaffiliated Investment Companies
Equity Funds	1,729,798	—	—	1,729,798
Fixed Income Funds	2,337,820	—	—	2,337,820
Total Unaffiliated Investment Companies	4,067,618	—	—	4,067,618
Total Investments in Securities	$31,241,325	$—	$—	$31,241,325

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Retirement 2020 Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 82.0% †
Equity Funds 45.3%
IQ 50 Percent Hedged FTSE International ETF	195,986	$3,808,008
IQ Chaikin U.S. Large Cap ETF	267,837	6,326,310
IQ Chaikin U.S. Small Cap ETF	284,580	7,134,421
IQ Global Resources ETF	43,629	1,186,342
MainStay Epoch International Choice Fund Class I	72,926	2,370,085
MainStay Epoch U.S. All Cap Fund Class R6	225,679	5,750,304
MainStay Epoch U.S. Equity Yield Fund Class R6	279,365	4,346,920
MainStay Large Cap Growth Fund Class R6	503,587	4,673,285
MainStay MacKay Common Stock Fund Class I	164,579	3,773,801
MainStay MacKay Growth Fund Class I	104,244	3,462,972
MainStay MacKay International Equity Fund Class I	31,839	504,338
MainStay MacKay S&P 500 Index Fund Class I	69,877	3,093,448
MainStay MAP Equity Fund Class I	98,188	3,748,830
Total Equity Funds (Cost $43,779,390)		50,179,064
Fixed Income Funds 36.7%
IQ Enhanced Core Bond U.S. ETF	185,639	3,465,880
IQ Enhanced Core Plus Bond U.S. ETF	3,197	60,871
IQ S&P High Yield Low Volatility Bond ETF	10,715	260,375
MainStay Indexed Bond Fund Class I (a)	1,627,492	16,860,820
MainStay MacKay Convertible Fund Class I	74,763	1,243,314
MainStay MacKay High Yield Corporate Bond Fund Class R6	57,831	317,493
MainStay MacKay High Yield Municipal Bond Fund Class I	148,935	1,843,810
MainStay MacKay Short Duration High Yield Fund Class I	286,802	2,793,449
MainStay MacKay Short Term Municipal Fund Class I	170,738	1,632,256
MainStay MacKay Total Return Bond Fund Class R6 (a)	1,184,224	12,221,193
Total Fixed Income Funds (Cost $40,738,265)		40,699,461
Total Affiliated Investment Companies (Cost $84,517,655)		90,878,525
Unaffiliated Investment Companies 14.3%
Equity Funds 8.6%
iShares MSCI All Country Asia ex-Japan ETF	39,688	2,737,679
iShares MSCI EAFE Small-Cap ETF	50,410	2,823,464
iShares MSCI Frontier 100 ETF	14,983	423,719
iShares MSCI India ETF	14,999	491,967
iShares MSCI Philippines ETF (b)	11,717	408,572
iShares MSCI Poland ETF	8,594	209,178
iShares Russell 2000 ETF	2,732	407,232
SPDR S&P Emerging Markets Small Cap ETF	33,974	1,505,388
VanEck Vectors Africa Index ETF	10,091	220,892
VanEck Vectors India Small-Cap Index ETF	7,745	307,941
Total Equity Funds (Cost $9,194,151)		9,536,032
Fixed Income Funds 5.7%
iShares TIPS Bond ETF	14,109	1,567,086
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	36,001	1,251,755
Vanguard Short-Term Inflation-Protected Securities ETF	72,238	3,487,651
Total Fixed Income Funds (Cost $6,362,221)		6,306,492
Total Unaffiliated Investment Companies (Cost $15,556,372)		15,842,524
Short-Term Investment 2.9%
Affiliated Investment Company 2.9%
MainStay U.S. Government Liquidity Fund, 2.24% (c)	3,260,054	3,260,054
Total Affiliated Investment Companies (Cost $3,260,054)		3,260,054
Total Short-Term Investment (Cost $3,260,054)		3,260,054
Total Investments (Cost $103,334,081)	99.2%	109,981,103
Other Assets, Less Liabilities	0.8	908,991
Net Assets	100.0%	$110,890,094

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2019, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	All or a portion of this security was held on loan. As of January 31, 2019, the market value of securities loaned was $389,907 and the Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $400,952.
(c)	Current yield as of January 31, 2019.

The following abbreviations are used above:

EAFE	—Europe, Australasia and Far East
EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MSCI	—Morgan Stanley Capital International
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund 's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$50,179,064	$—	$—	$50,179,064
Fixed Income Funds	40,699,461	—	—	40,699,461
Short-Term Investment	3,260,054	—	—	3,260,054
Total Affiliated Investment Companies	94,138,579	—	—	94,138,579
Unaffiliated Investment Companies
Equity Funds	9,536,032	—	—	9,536,032
Fixed Income Funds	6,306,492	—	—	6,306,492
Total Unaffiliated Investment Companies	15,842,524	—	—	15,842,524
Total Investments in Securities	$109,981,103	$—	$—	$109,981,103

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Retirement 2030 Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 84.1% †
Equity Funds 59.8%
IQ 50 Percent Hedged FTSE International ETF	438,219	$8,514,595
IQ 500 International ETF	22,701	605,138
IQ Chaikin U.S. Large Cap ETF (a)	629,317	14,864,468
IQ Chaikin U.S. Small Cap ETF (a)	806,740	20,224,972
IQ Global Resources ETF	135,612	3,687,507
MainStay Epoch International Choice Fund Class I	300,174	9,755,652
MainStay Epoch U.S. All Cap Fund Class R6	767,266	19,549,944
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	865,321	13,464,395
MainStay Large Cap Growth Fund Class R6	1,580,050	14,662,862
MainStay MacKay Common Stock Fund Class I (a)	485,269	11,127,223
MainStay MacKay Growth Fund Class I (a)	286,713	9,524,593
MainStay MacKay International Equity Fund Class I	213,184	3,376,832
MainStay MacKay S&P 500 Index Fund Class I	233,249	10,325,921
MainStay MAP Equity Fund Class I	288,954	11,032,274
Total Equity Funds (Cost $134,988,412)		150,716,376
Fixed Income Funds 24.3%
IQ Enhanced Core Bond U.S. ETF (a)	383,473	7,159,441
IQ Enhanced Core Plus Bond U.S. ETF	138,752	2,641,838
IQ S&P High Yield Low Volatility Bond ETF	23,880	580,284
MainStay Floating Rate Fund Class I	248	2,249
MainStay Indexed Bond Fund Class I	1,090,092	11,293,354
MainStay MacKay Convertible Fund Class I	176,692	2,938,388
MainStay MacKay High Yield Corporate Bond Fund Class R6	109,580	601,596
MainStay MacKay High Yield Municipal Bond Fund Class I	343,660	4,254,517
MainStay MacKay Short Duration High Yield Fund Class I	630,061	6,136,795
MainStay MacKay Short Term Municipal Fund Class I	383,009	3,661,562
MainStay MacKay Total Return Bond Fund Class R6 (a)	2,128,332	21,964,388
Total Fixed Income Funds (Cost $61,171,910)		61,234,412
Total Affiliated Investment Companies (Cost $196,160,322)		211,950,788
Unaffiliated Investment Companies 12.4%
Equity Funds 9.8%
iShares MSCI All Country Asia ex-Japan ETF	100,334	6,921,039
iShares MSCI EAFE Small-Cap ETF (b)	133,858	7,497,387
iShares MSCI Frontier 100 ETF	34,469	974,783
iShares MSCI India ETF	33,470	1,097,816
iShares MSCI Philippines ETF (b)	28,271	985,810
iShares MSCI Poland ETF	19,880	483,879
iShares Russell 2000 ETF	10,788	1,608,059
SPDR S&P Emerging Markets Small Cap ETF	88,598	3,925,777
VanEck Vectors Africa Index ETF	24,003	525,426
VanEck Vectors India Small-Cap Index ETF	17,615	700,373
Total Equity Funds (Cost $24,007,951)		24,720,349
Fixed Income Funds 2.6%
iShares TIPS Bond ETF	7,054	783,488
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	116,695	4,057,485
Vanguard Short-Term Inflation-Protected Securities ETF	37,869	1,828,315
Total Fixed Income Funds (Cost $6,789,443)		6,669,288
Total Unaffiliated Investment Companies (Cost $30,797,394)		31,389,637
Short-Term Investment 2.7%
Affiliated Investment Company 2.7%
MainStay U.S. Government Liquidity Fund, 2.24% (c)	6,825,939	6,825,939
Total Short-Term Investment (Cost $6,825,939)		6,825,939
Total Investments (Cost $233,783,655)	99.2%	250,166,364
Other Assets, Less Liabilities	0.8	2,016,116
Net Assets	100.0%	$252,182,480

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2019, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	All or a portion of this security was held on loan. As of January 31, 2019, the market value of securities loaned was $1,155,500 and the Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $1,208,044.
(c)	Current yield as of January 31, 2019.

The following abbreviations are used above:

EAFE	—Europe, Australasia and Far East
EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MSCI	—Morgan Stanley Capital International
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund 's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$150,716,376	$—	$—	$150,716,376
Fixed Income Funds	61,234,412	—	—	61,234,412
Short-Term Investment	6,825,939	—	—	6,825,939
Total Affiliated Investment Companies	218,776,727	—	—	218,776,727
Unaffiliated Investment Companies
Equity Funds	24,720,349	—	—	24,720,349
Fixed Income Funds	6,669,288	—	—	6,669,288
Total Unaffiliated Investment Companies	31,389,637	—	—	31,389,637
Total Investments in Securities	$250,166,364	$—	$—	$250,166,364

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Retirement 2040 Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 82.4% †
Equity Funds 71.5%
IQ 50 Percent Hedged FTSE International ETF	388,671	$7,551,877
IQ 500 International ETF	26,539	707,447
IQ Chaikin U.S. Large Cap ETF (a)	645,417	15,244,749
IQ Chaikin U.S. Small Cap ETF (a)	968,707	24,285,484
IQ Global Resources ETF	136,455	3,710,430
MainStay Epoch International Choice Fund Class I	378,566	12,303,385
MainStay Epoch U.S. All Cap Fund Class R6 (a)	784,257	19,982,860
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	953,558	14,837,363
MainStay Large Cap Growth Fund Class R6	1,437,493	13,339,938
MainStay MacKay Common Stock Fund Class I (a)	449,242	10,301,119
MainStay MacKay Growth Fund Class I (a)	324,176	10,769,140
MainStay MacKay International Equity Fund Class I	286,145	4,532,540
MainStay MacKay S&P 500 Index Fund Class I	188,657	8,351,830
MainStay MAP Equity Fund Class I	269,826	10,301,972
Total Equity Funds (Cost $144,193,847)		156,220,134
Fixed Income Funds 10.9%
IQ Enhanced Core Bond U.S. ETF	5,490	102,498
IQ Enhanced Core Plus Bond U.S. ETF	209,250	3,984,120
IQ S&P High Yield Low Volatility Bond ETF	14,163	344,161
MainStay Floating Rate Fund Class I	1,936	17,560
MainStay Indexed Bond Fund Class I	10,394	107,681
MainStay MacKay Convertible Fund Class I	155,561	2,586,982
MainStay MacKay High Yield Corporate Bond Fund Class R6	121,017	664,381
MainStay MacKay High Yield Municipal Bond Fund Class I	313,356	3,879,351
MainStay MacKay Short Duration High Yield Fund Class I	342,384	3,334,819
MainStay MacKay Short Term Municipal Fund Class I	341,757	3,267,196
MainStay MacKay Total Return Bond Fund Class R6	533,317	5,503,833
Total Fixed Income Funds (Cost $23,726,733)		23,792,582
Total Affiliated Investment Companies (Cost $167,920,580)		180,012,716

Unaffiliated Investment Companies 13.8%
Equity Funds 11.2%
iShares MSCI All Country Asia ex-Japan ETF	98,169	6,771,698
iShares MSCI EAFE Small-Cap ETF	138,348	7,748,871
iShares MSCI Frontier 100 ETF	32,454	917,799
iShares MSCI India ETF	30,839	1,011,519
iShares MSCI Philippines ETF (b)	26,848	936,190
iShares MSCI Poland ETF	17,899	435,662
iShares Russell 2000 ETF	12,600	1,878,156
SPDR S&P Emerging Markets Small Cap ETF	85,214	3,775,832
VanEck Vectors Africa Index ETF	22,022	482,062
VanEck Vectors India Small-Cap Index ETF	15,256	606,578
Total Equity Funds (Cost $24,032,443)		24,564,367
Fixed Income Funds 2.6%
iShares TIPS Bond ETF	6,193	687,857
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	97,206	3,379,853
Vanguard Short-Term Inflation-Protected Securities ETF	33,741	1,629,015
Total Fixed Income Funds (Cost $5,803,103)		5,696,725
Total Unaffiliated Investment Companies (Cost $29,835,546)		30,261,092

Short-Term Investment 3.1%
Affiliated Investment Company 3.1%
MainStay U.S. Government Liquidity Fund, 2.24% (c)	6,735,437	6,735,437
Total Short-Term Investment (Cost $6,735,437)		6,735,437
Total Investments (Cost $204,491,563)	99.3%	217,009,245
Other Assets, Less Liabilities	0.7	1,537,591
Net Assets	100.0%	$218,546,836

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2019, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	All or a portion of this security was held on loan. As of January 31, 2019, the market value of securities loaned was $848,932 and the Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $881,367.
(c)	Current yield as of January 31, 2019.

The following abbreviations are used above:

EAFE	—Europe, Australasia and Far East
EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MSCI	—Morgan Stanley Capital International
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund 's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$156,220,134	$—	$—	$156,220,134
Fixed Income Funds	23,792,582	—	—	23,792,582
Short-Term Investment	6,735,437	—	—	6,735,437
Total Affiliated Investment Companies	186,748,153	—	—	186,748,153
Unaffiliated Investment Companies
Equity Funds	24,564,367	—	—	24,564,367
Fixed Income Funds	5,696,725	—	—	5,696,725
Total Unaffiliated Investment Companies	30,261,092	—	—	30,261,092
Total Investments in Securities	$217,009,245	$—	$—	$217,009,245

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Retirement 2050 Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 81.8% †
Equity Funds 77.2%
IQ 50 Percent Hedged FTSE International ETF	225,497	$4,381,407
IQ 500 International ETF	12,453	331,958
IQ Chaikin U.S. Large Cap ETF	389,782	9,206,651
IQ Chaikin U.S. Small Cap ETF	602,448	15,103,371
IQ Global Resources ETF	75,766	2,060,199
MainStay Epoch International Choice Fund Class I	238,873	7,763,365
MainStay Epoch U.S. All Cap Fund Class R6	401,459	10,229,165
MainStay Epoch U.S. Equity Yield Fund Class R6	520,171	8,093,864
MainStay Large Cap Growth Fund Class R6	1,176,679	10,919,578
MainStay MacKay Common Stock Fund Class I (a)	269,672	6,183,572
MainStay MacKay Growth Fund Class I (a)	207,850	6,904,784
MainStay MacKay International Equity Fund Class I	188,506	2,985,942
MainStay MacKay S&P 500 Index Fund Class I	116,301	5,148,638
MainStay MAP Equity Fund Class I	161,683	6,173,047
Total Equity Funds (Cost $89,123,085)		95,485,541
Fixed Income Funds 4.6%
IQ Enhanced Core Plus Bond U.S. ETF	2,834	53,959
MainStay MacKay Convertible Fund Class I	77,145	1,282,914
MainStay MacKay High Yield Corporate Bond Fund Class R6	2	13
MainStay MacKay High Yield Municipal Bond Fund Class I	164,781	2,039,985
MainStay MacKay Short Duration High Yield Fund Class I	37,116	361,507
MainStay MacKay Short Term Municipal Fund Class I	192,898	1,844,106
MainStay MacKay Total Return Bond Fund Class R6	5,154	53,185
Total Fixed Income Funds (Cost $5,665,196)		5,635,669
Total Affiliated Investment Companies (Cost $94,788,281)		101,121,210

Unaffiliated Investment Companies 13.4%
Equity Funds 12.5%
iShares MSCI All Country Asia ex-Japan ETF	56,157	3,873,710
iShares MSCI EAFE Small-Cap ETF (b)	87,695	4,911,797
iShares MSCI Frontier 100 ETF	21,705	613,817
iShares MSCI India ETF	20,945	686,996
iShares MSCI Philippines ETF (b)	17,274	602,344
iShares MSCI Poland ETF	10,865	264,454
iShares Russell 2000 ETF	10,631	1,584,657
SPDR S&P Emerging Markets Small Cap ETF	50,666	2,245,011
VanEck Vectors Africa Index ETF	13,224	289,473
VanEck Vectors India Small-Cap Index ETF	11,467	455,928
Total Equity Funds (Cost $14,947,705)		15,528,187
Fixed Income Funds 0.9%
iShares TIPS Bond ETF	485	53,869
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	27,859	968,657
Vanguard Short-Term Inflation-Protected Securities ETF	1,206	58,226
Total Fixed Income Funds (Cost $1,107,105)		1,080,752
Total Unaffiliated Investment Companies (Cost $16,054,810)		16,608,939

Short-Term Investment 3.9%
Affiliated Investment Company 3.9%
MainStay U.S. Government Liquidity Fund, 2.24% (c)	4,795,276	4,795,276
Total Short-Term Investment (Cost $4,795,276)		4,795,276
Total Investments (Cost $115,638,367)	99.1%	122,525,425
Other Assets, Less Liabilities	0.9	1,106,428
Net Assets	100.0%	$123,631,853

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2019, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	All or a portion of this security was held on loan. As of January 31, 2019, the market value of securities loaned was $2,356,754 and the Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $2,430,694.
(c)	Current yield as of January 31, 2019.

The following abbreviations are used above:

EAFE	—Europe, Australasia and Far East
EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MSCI	—Morgan Stanley Capital International
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund 's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$95,485,541	$—	$—	$95,485,541
Fixed Income Funds	5,635,669	—	—	5,635,669
Short-Term Investment	4,795,276	—	—	4,795,276
Total Affiliated Investment Companies	105,916,486	—	—	105,916,486
Unaffiliated Investment Companies
Equity Funds	15,528,187	—	—	15,528,187
Fixed Income Funds	1,080,752	—	—	1,080,752
Total Unaffiliated Investment Companies	16,608,939	—	—	16,608,939
Total Investments in Securities	$122,525,425	$—	$—	$122,525,425

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Retirement 2060 Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 84.2% †
Equity Funds 81.5%
IQ 50 Percent Hedged FTSE International ETF	17,413	$338,335
IQ 500 International ETF	2,075	55,313
IQ Chaikin U.S. Large Cap ETF	35,577	840,329
IQ Chaikin U.S. Small Cap ETF	49,234	1,234,296
IQ Global Resources ETF	6,489	176,446
MainStay Epoch International Choice Fund Class I	23,208	754,271
MainStay Epoch U.S. All Cap Fund Class R6	36,753	936,458
MainStay Epoch U.S. Equity Yield Fund Class R6	42,528	661,733
MainStay Large Cap Growth Fund Class R6	92,234	855,930
MainStay MacKay Common Stock Fund Class I	23,048	528,488
MainStay MacKay Growth Fund Class I	15,591	517,946
MainStay MacKay International Equity Fund Class I	20,022	317,151
MainStay MacKay S&P 500 Index Fund Class I	9,549	422,727
MainStay MAP Equity Fund Class I	11,749	448,563
Total Equity Funds (Cost $7,836,193)		8,087,986
Fixed Income Funds 2.7%
IQ Enhanced Core Plus Bond U.S. ETF	6,912	131,604
MainStay MacKay Total Return Bond Fund Class R6	12,857	132,687
Total Fixed Income Funds (Cost $262,551)		264,291
Total Affiliated Investment Companies (Cost $8,098,744)		8,352,277

Unaffiliated Investment Companies 13.2%
Equity Funds 13.1%
iShares MSCI All Country Asia ex-Japan ETF	4,662	321,585
iShares MSCI EAFE Small-Cap ETF (a)	7,584	424,780
iShares MSCI Frontier 100 ETF (a)	1,198	33,880
iShares MSCI India ETF	1,340	43,952
iShares MSCI Philippines ETF (a)	1,152	40,170
iShares MSCI Poland ETF	723	17,598
iShares Russell 2000 ETF	1,354	201,827
SPDR S&P Emerging Markets Small Cap ETF	3,978	176,265
VanEck Vectors Africa Index ETF	921	20,161
VanEck Vectors India Small-Cap Index ETF	595	23,657
Total Equity Funds (Cost $1,245,493)		1,303,875
Fixed Income Funds 0.1%
iShares TIPS Bond ETF	34	3,776
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	7	243
Vanguard Short-Term Inflation-Protected Securities ETF (a)	77	3,719
Total Fixed Income Funds (Cost $7,995)		7,738
Total Unaffiliated Investment Companies (Cost $1,253,488)		1,311,613

Short-Term Investment 1.0%
Affiliated Investment Company 1.0%
MainStay U.S. Government Liquidity Fund, 2.24% (b)	99,648	99,648
Total Short-Term Investment (Cost $99,648)		99,648
Total Investments (Cost $9,451,880)	98.4%	9,763,538
Other Assets, Less Liabilities	1.6	158,109
Net Assets	100.0%	$9,921,647

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of January 31, 2019, the market value of securities loaned was $486,624 and the Fund received non-cash collateral in the form of U.S. Treasury securities with a value of $502,636.
(b)	Current yield as of January 31, 2019.

The following abbreviations are used above:

EAFE	—Europe, Australasia and Far East
EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MSCI	—Morgan Stanley Capital International
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund 's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$8,087,986	$—	$—	$8,087,986
Fixed Income Funds	264,291	—	—	264,291
Short-Term Investment	99,648	—	—	99,648
Total Affiliated Investment Companies	8,451,925	—	—	8,451,925
Unaffiliated Investment Companies
Equity Funds	1,303,875	—	—	1,303,875
Fixed Income Funds	7,738	—	—	7,738
Total Unaffiliated Investment Companies	1,311,613	—	—	1,311,613
Total Investments in Securities	$9,763,538	$—	$—	$9,763,538

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay U.S. Government Liquidity Fund

Portfolio of Investments January 31, 2019 (Unaudited)

	Principal Amount	Value
Short-Term Investments 100.0% †
Government Agency Debt 37.6%
Federal Agricultural Mortgage Corp. (a)
0.01%, due 2/1/19	$20,000,000	$20,000,000
2.42%, due 2/8/19	25,000,000	24,988,673
2.43%, due 2/25/19	9,000,000	8,985,780
2.43%, due 2/28/19	10,000,000	9,982,225
2.49%, due 6/17/19	30,000,000	29,722,900
Federal Home Loan Banks (a)
0.01%, due 2/1/19	60,000,000	60,000,000
2.42%, due 2/8/19	16,600,000	16,592,302
2.44%, due 3/14/19	60,000,000	59,836,342
Tennessee Valley Authority (a) 2.42%, due 2/5/19	75,000,000	74,980,000

Total Government Agency Debt (Cost $305,088,222)		305,088,222

Treasury Debt 62.4%
United States Treasury Bills (a)
2.314%, due 2/12/19	25,471,000	25,453,259
2.334%, due 2/12/19	1,110,000	1,109,220
2.357%, due 2/5/19	149,961,000	149,922,343
2.366%, due 2/19/19	35,098,000	35,057,102
2.372%, due 2/19/19	52,295,000	52,233,946
2.374%, due 2/5/19	35,583,000	35,573,768
2.378%, due 2/21/19	73,939,000	73,842,469
2.382%, due 2/12/19	89,683,000	89,618,737
2.394%, due 2/26/19	2,326,000	2,322,203
2.397%, due 2/12/19	40,648,000	40,618,688

Total Treasury Debt (Cost $505,751,735)		505,751,735

Total Investments (Amortized Cost $810,839,957)	100.0%	810,839,957
Other Assets, Less Liabilities	(0.0)‡	(113,603)

Net Assets	100.0%	$810,726,354

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Interest rate shown represents yield to maturity.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Short-Term Investments
Government Agency Debt	$—	$305,088,222	$—	$305,088,222
Treasury Debt	—	505,751,735	—	505,751,735
Total Investments in Securities	$—	$810,839,957	$—	$810,839,957

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2019 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees of the MainStay Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of January 31, 2019, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2019, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. As of January 31, 2019, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of January 31, 2019, no foreign equity securities held by the Funds were fair valued in such a manner.

Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

MainStay MacKay Short Duration High Yield Fund

Asset Class	Fair Value at 1/31/19*	Valuation Technique	Unobservable Inputs	Inputs/Range
Convertible Bonds	$1,486,052	Market Approach	Estimated Enterprise Value	$1,002.0m - $1,139.6m

Corporate Bonds	9,705,161	Income Approach	Estimated Yield to Maturity	16.26%
			Spread Adjustment	4.28%

Common Stocks	606,760	Market Approach	Estimated Enterprise Value	$1,002.0m - $1,139.6m

	$11,797,973

* The table above does not include Level 3 investments that were valued by brokers without adjustment. As of January 31, 2019, the value of these investments was $9,133,655. The inputs for these investments were not readily available or cannot be reasonably estimated.

A fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or the Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or the Subadvisor(s) determine the liquidity of a Fund's investments; in doing so, the Manager or the Subadvisor(s) may consider various factors, including: (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was determined as of January 31, 2019 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of January 31, 2019, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Investments in Affiliates (in 000s) During the period ended January 31, 2019, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:

MainStay Candriam Emerging Markets Equity Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$2,524	$7,979	$(10,503)	$—	$—	$—	$9	$—	—

MainStay Conservative Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$21,388	$77	$(5,982)	$(649)	$450	$15,284	$246		$—	787
IQ 500 International ETF	—	4	—	—	0 (a)	4	—		—	0	(b)
IQ Chaikin U.S. Large Cap ETF	22,539	7,648	(18,516)	(1,079)	828	11,420	103		—	483
IQ Chaikin U.S. Small Cap ETF	17,539	1,062	(2,113)	(343)	354	16,499	46		—	658
IQ Enhanced Core Bond U.S. ETF	7,208	4,378	(320)	(26)	201	11,441	63		—	613
IQ Global Resources ETF	3,761	—	(49)	(3)	70	3,779	27		—	139
IQ S&P High Yield Low Volatility Bond ETF	5,949	—	(752)	(53)	133	5,277	62		—	217
MainStay Absolute Return Multi-Strategy Fund Class I	9,167	—	(9,137)	(585)	555	—	—		—	—
MainStay Candriam Emerging Markets Equity Fund Class R6	8,800	1,081	(402)	(103)	721	10,097	78		—	1,182
MainStay Cushing MLP Premier Fund Class I	2,596	415	(297)	(102)	87	2,699	73		—	243
MainStay Cushing Renaissance Advantage Fund Class I	7,448	1,486	(1,121)	(66)	(276)	7,471	59		—	423
MainStay Epoch Capital Growth Fund Class I	3,669	278	(58)	2	(193)	3,698	275		—	320
MainStay Epoch Global Choice Fund Class I	8,548	1,053	(4,265)	91	(1,410)	4,017	1,051		—	238
MainStay Epoch International Choice Fund Class I	9,746	280	(2,089)	(259)	(53)	7,625	176		—	235
MainStay Epoch U.S. All Cap Fund Class R6	8,916	1,042	(493)	(53)	(593)	8,819	684		—	346
MainStay Epoch U.S. Equity Yield Fund Class R6	11,874	840	(819)	(18)	(165)	11,712	419		—	753
MainStay Epoch U.S. Small Cap Fund Class I	19,029	4,687	(1,466)	(124)	(2,079)	20,047	2,652		—	787
MainStay Floating Rate Fund Class I	21,448	790	(166)	(3)	(480)	21,589	260		—	2,380
MainStay Indexed Bond Fund Class I	140,227	10,117	(29,606)	(1,716)	5,084	124,106	980		—	11,979
MainStay Large Cap Growth Fund Class R6	2,112	7,585	(252)	(14)	215	9,646	357		—	1,039
MainStay MacKay Common Stock Fund Class I	23	31	—	—	(2)	52	3		—	2
MainStay MacKay Convertible Fund Class I	5,252	278	(683)	(31)	(134)	4,682	278		—	282
MainStay MacKay Emerging Markets Equity Fund Class R6	8,757	1,714	(411)	(29)	129	10,160	674		—	1,129
MainStay MacKay Growth Fund Class I	5,041	2,961	(126)	(18)	(379)	7,479	463		—	225
MainStay MacKay High Yield Corporate Bond Fund Class R6	8,355	124	(720)	27	(76)	7,710	124		—	1,404
MainStay MacKay High Yield Municipal Bond Fund Class I	7,060	75	(284)	(6)	28	6,873	72		—	555
MainStay MacKay International Equity Fund Class I	—	7	—	—	—	7	0	(a)	—	0	(b)
MainStay MacKay International Opportunities Fund Class I	10,197	907	(3,148)	(983)	191	7,164	577		—	954
MainStay MacKay S&P 500 Index Fund Class I	1,775	211	(40)	(5)	(203)	1,738	211		—	39
MainStay MacKay Short Duration High Yield Fund Class I	9,341	522	(69)	(3)	(14)	9,777	115		—	1,004
MainStay MacKay Short Term Municipal Fund Class I	5,399	724	(6)	—	17	6,134	20		—	642
MainStay MacKay Total Return Bond Fund Class R6	1,644	13,606	(470)	(1)	249	15,028	105		—	1,456
MainStay MacKay U.S. Equity Opportunities Fund Class I	11,469	2,368	(1,917)	152	(1,867)	10,205	1,619		—	1,272
MainStay MacKay Unconstrained Bond Fund Class R6	10,244	83	(1,566)	(83)	(10)	8,668	83		—	1,009
MainStay MAP Equity Fund Class I	10,061	1,659	(815)	(71)	(972)	9,862	1,011		—	258
MainStay U.S. Government Liquidity Fund	—	32,791	(21,651)	—	—	11,140	22		—	11,140
	$426,582	$100,884	$(109,809)	$(6,154)	$406	$411,909	$12,988		$—

MainStay Epoch Capital Growth Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$1,896	$5,988	$(5,451)	$—	$—	$2,433	$11	$—	2,433

MainStay Epoch Global Choice Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$15,002	$51,394	$(59,326)	$—	$—	$7,070	$37	$—	7,070

MainStay Epoch Global Equity Yield Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$24,494	$291,067	$(264,231)	$—	$—	$51,330	$178	$—	51,330

MainStay Epoch International Choice Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$19,008	$70,072	$(83,447)	$—	$—	$5,633	$97	$—	5,633

MainStay Epoch U.S. All Cap Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$27,733	$47,647	$(57,014)	$—	$—	$18,366	$112	$—	18,366

MainStay Epoch U.S. Equity Yield Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$9,174	$53,159	$(43,640)	$—	$—	$18,693	$63	$—	18,693

MainStay Epoch U.S. Small Cap Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$11,206	$54,389	$(49,793)	$—	$—	$15,802	$78	$—	15,802

MainStay Floating Rate Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I	$1,203	$—	$—	$—	$(4)	$1,199	$18	$—	218

MainStay Growth Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$19,949	$152	$(5,717)	$(719)	$508	$14,173	$220		$—	729
IQ 500 International ETF	—	72	—	—	3	75	0	(a)	—	3
IQ Chaikin U.S. Large Cap ETF	21,436	568	(192)	(14)	(493)	21,305	104		—	902
IQ Chaikin U.S. Small Cap ETF	30,238	470	(348)	(72)	(46)	30,242	79		—	1,206
IQ Global Resources ETF	7,544	52	(119)	(11)	143	7,609	55		—	280
MainStay Candriam Emerging Markets Equity Fund Class R6	13,940	333	(889)	(257)	1,140	14,267	111		—	1,671
MainStay Cushing MLP Premier Fund Class I	2,768	68	(454)	(275)	204	2,311	68		—	208
MainStay Cushing Renaissance Advantage Fund Class I	9,116	554	(2,467)	(309)	(431)	6,463	51		—	366
MainStay Epoch Capital Growth Fund Class I	3,235	253	(27)	(1)	(165)	3,295	241		—	285
MainStay Epoch Global Choice Fund Class I	7,578	821	(4,198)	544	(1,572)	3,173	821		—	188
MainStay Epoch International Choice Fund Class I	23,563	560	(2,696)	(299)	(421)	20,707	419		—	637
MainStay Epoch U.S. All Cap Fund Class R6	28,938	2,269	(360)	(78)	(2,055)	28,714	2,205		—	1,127
MainStay Epoch U.S. Equity Yield Fund Class R6	32,680	1,370	(241)	(1)	(591)	33,217	1,194		—	2,135
MainStay Epoch U.S. Small Cap Fund Class I	37,879	9,990	(2,674)	(682)	(4,621)	39,892	5,852		—	1,567
MainStay Large Cap Growth Fund Class R6	5,694	11,442	(78)	(24)	(32)	17,002	965		—	1,832
MainStay MacKay Common Stock Fund Class I	7,384	2,660	—	—	(1,197)	8,847	1,019		—	386
MainStay MacKay Emerging Markets Equity Fund Class R6	13,955	1,135	(946)	(142)	277	14,279	961		—	1,587
MainStay MacKay Growth Fund Class I	14,221	9,727	(34)	(6)	(1,143)	22,765	1,315		—	685
MainStay MacKay International Equity Fund Class I	4,373	80	(44)	(9)	84	4,484	46		—	283
MainStay MacKay International Opportunities Fund Class I	24,082	1,817	(3,541)	(1,066)	(552)	20,740	1,350		—	2,762
MainStay MacKay S&P 500 Index Fund Class I	1,587	191	(15)	1	(187)	1,577	189		—	36
MainStay MacKay U.S. Equity Opportunities Fund Class I	28,306	4,492	(5,561)	(87)	(4,802)	22,348	4,317		—	2,787
MainStay MAP Equity Fund Class I	28,328	2,999	(47)	(1)	(2,954)	28,325	2,800		—	742
MainStay U.S. Government Liquidity Fund	—	7,292	(7,292)	—	—	—	1		—	—
	$366,794	$59,367	$(37,940)	$(3,508)	$(18,903)	$365,810	$24,383		$—

MainStay MacKay Emerging Markets Equity Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$575	$7,985	$(8,413)	$—	$—	$146	$3	$—	146

MainStay MacKay Growth Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$14	$40,107	$(40,107)	$—	$—	$14	$3	$—	14

MainStay MacKay International Opportunities Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$33,129	$(31,172)	$—	$—	$1,957	$24	$—	1,957

MainStay MacKay S&P 500 Index Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$63	$44,644	$(44,646)	$—	$—	$62	$4	$—	62

MainStay MacKay Total Return Bond Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$38,713	$188,551	$(190,325)	$—	$—	$36,939	$177	$—	36,939

MainStay MacKay U.S. Equity Opportunities Fund
Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$19,350	$31,698	$(44,076)	$—	$—	$6,972	$49	$—	6,972

MainStay Moderate Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales		Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$34,327	$24	$(8,372)	$(912)		$642	$25,709	$405		$—	1,323
IQ 500 International ETF	—	507	—	—		37	544	0	(a)	—	20
IQ Chaikin U.S. Large Cap ETF	40,160	11,513	(28,086)	(1,796)		1,275	23,066	185		—	977
IQ Chaikin U.S. Small Cap ETF	22,788	694	(603)	(124)		70	22,825	61		—	910
IQ Enhanced Core Bond U.S. ETF	2,890	11,651	(703)	3		215	14,056	60		—	753
IQ Global Resources ETF	9,189	—	(12)	(1)		169	9,345	67		—	344
IQ S&P High Yield Low Volatility Bond ETF	2,503	—	(40)	(3)		43	2,503	26		—	103
MainStay Absolute Return Multi-Strategy Fund Class I	9,026	—	(8,997)	(579)		550	—	—		—	—
MainStay Candriam Emerging Markets Equity Fund Class R6	17,753	1,921	(515)	(138)		1,381	20,402	156		—	2,389
MainStay Cushing MLP Premier Fund Class I	4,691	388	(630)	(333)		277	4,393	124		—	395
MainStay Cushing Renaissance Advantage Fund Class I	9,407	4,424	(1,445)	(100)		(15)	12,271	97		—	694
MainStay Epoch Capital Growth Fund Class I	5,989	454	(35)	1		(312)	6,097	450		—	527
MainStay Epoch Global Choice Fund Class I	13,985	2,164	(7,253)	418		(2,969)	6,345	1,975		—	376
MainStay Epoch International Choice Fund Class I	27,403	600	(3,470)	(447)		(361)	23,725	491		—	730
MainStay Epoch U.S. All Cap Fund Class R6	30,807	3,200	(1,064)	(117)		(2,121)	30,705	2,358		—	1,205
MainStay Epoch U.S. Equity Yield Fund Class R6	40,299	2,420	(1,045)	(51)		(613)	41,010	1,462		—	2,636
MainStay Epoch U.S. Small Cap Fund Class I	40,175	8,544	(2,530)	(777)		(4,165)	41,247	5,710		—	1,620
MainStay Floating Rate Fund Class I	17,454	1,347	(24)	(1)		(393)	18,383	214		—	2,027
MainStay Indexed Bond Fund Class I	82,522	10,807	(20,048)	(246)		2,244	75,279	588		—	7,266
MainStay Large Cap Growth Fund Class R6	6,906	20,281	(514)	(41)		390	27,022	1,168		—	2,912
MainStay MacKay Common Stock Fund Class I	8,751	974	(912)	(31)		(1,001)	7,781	894		—	339
MainStay MacKay Convertible Fund Class I	8,200	434	(117)	(8)		(207)	8,302	435		—	499
MainStay MacKay Emerging Markets Equity Fund Class R6	17,701	3,186	(479)	(69)		269	20,608	1,358		—	2,290
MainStay MacKay Growth Fund Class I	15,068	9,955	(134)	(21)		(1,220)	23,648	1,395		—	712
MainStay MacKay High Yield Corporate Bond Fund Class R6	3,203	49	(30)	(0	)(a)	(17)	3,205	49		—	584
MainStay MacKay High Yield Municipal Bond Fund Class I	11,080	260	(134)	(3)		39	11,242	115		—	908
MainStay MacKay International Equity Fund Class I	2,390	81	(14)	(2)		46	2,501	25		—	158
MainStay MacKay International Opportunities Fund Class I	28,135	2,260	(6,032)	(1,832)		(148)	22,383	1,583		—	2,980
MainStay MacKay S&P 500 Index Fund Class I	1,786	213	(28)	(2)		(208)	1,761	213		—	40
MainStay MacKay Short Duration High Yield Fund Class I	15,120	955	(376)	(11)		(14)	15,674	184		—	1,609
MainStay MacKay Short Term Municipal Fund Class I	8,732	1,412	(189)	(0	)(a)	27	9,982	33		—	1,044
MainStay MacKay Total Return Bond Fund Class R6	51,940	1,155	(5,034)	(199)		1,264	49,126	395		—	4,760
MainStay MacKay U.S. Equity Opportunities Fund Class I	37,233	7,286	(15,517)	287		(6,633)	22,656	5,363		—	2,825
MainStay MacKay Unconstrained Bond Fund Class R6	20,082	272	(1,699)	(99)		(76)	18,480	165		—	2,151
MainStay MAP Equity Fund Class I	35,707	5,122	(1,409)	(127)		(3,564)	35,729	3,568		—	936
MainStay U.S. Government Liquidity Fund	3,169	53,991	(38,980)	—		—	18,180	61		—	18,180
	$686,571	$168,544	$(156,470)	$(7,361)		$(15,099)	$676,185	$31,433		$—

MainStay Moderate Growth Allocation Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$35,548	$131	$(9,558)	$(1,091)	$758	$25,788	$404		$—	1,327
IQ 500 International ETF	—	31	—	—	1	32	0	(a)	—	1
IQ Chaikin U.S. Large Cap ETF	45,919	11,339	(28,430)	(1,895)	1,184	28,117	209		—	1,190
IQ Chaikin U.S. Small Cap ETF	44,662	667	(711)	(151)	(27)	44,440	117		—	1,773
IQ Enhanced Core Bond U.S. ETF	—	22	(9)	0 (a)	—	13	0	(a)	—	1
IQ Enhanced Core Plus Bond U.S. ETF	174	6,234	(466)	(2)	63	6,003	29		—	315
IQ Global Resources ETF	12,781	47	(274)	(16)	242	12,780	92		—	470
IQ S&P High Yield Low Volatility Bond ETF	2,352	—	(92)	(6)	42	2,296	25		—	94
MainStay Absolute Return Multi-Strategy Fund Class I	3,427	—	(3,416)	(211)	200	—	—		—	—
MainStay Candriam Emerging Markets Equity Fund Class R6	22,150	1,986	(1,053)	(315)	1,798	24,566	191		—	2,877
MainStay Cushing MLP Premier Fund Class I	4,508	475	(488)	(287)	237	4,445	123		—	400
MainStay Cushing Renaissance Advantage Fund Class I	10,564	3,132	(965)	(45)	(255)	12,431	98		—	703
MainStay Epoch Capital Growth Fund Class I	6,163	465	(19)	(1)	(318)	6,290	463		—	544
MainStay Epoch Global Choice Fund Class I	14,438	1,915	(6,538)	407	(2,812)	7,410	1,915		—	439
MainStay Epoch International Choice Fund Class I	39,659	961	(4,739)	(665)	(576)	34,640	713		—	1,066
MainStay Epoch U.S. All Cap Fund Class R6	37,388	5,952	(798)	(117)	(2,864)	39,561	3,060		—	1,553
MainStay Epoch U.S. Equity Yield Fund Class R6	54,858	2,663	(340)	(7)	(955)	56,219	2,008		—	3,613
MainStay Epoch U.S. Small Cap Fund Class I	75,785	13,704	(18,090)	(2,957)	(7,482)	60,960	10,730		—	2,394
MainStay Floating Rate Fund Class I	14,586	1,255	(569)	(3)	(325)	14,944	177		—	1,648
MainStay Indexed Bond Fund Class I	—	21	(8)	0 (a)	—	13	0	(a)	—	1
MainStay Large Cap Growth Fund Class R6	6,855	21,274	(50)	(10)	467	28,536	1,166		—	3,075
MainStay MacKay Common Stock Fund Class I	13,285	3,474	(49)	(13)	(1,963)	14,734	1,690		—	643
MainStay MacKay Convertible Fund Class I (c)	8,927	467	(227)	(7)	(225)	8,935	467		—	537
MainStay MacKay Emerging Markets Equity Fund Class R6 (d)	22,067	3,483	(1,037)	(150)	365	24,728	1,646		—	2,748
MainStay MacKay Growth Fund Class I	19,123	10,481	(5)	0 (a)	(1,733)	27,866	1,748		—	839
MainStay MacKay High Yield Corporate Bond Fund Class R6	2,420	37	(88)	1	(15)	2,355	37		—	429
MainStay MacKay High Yield Municipal Bond Fund Class I	11,288	1,127	(1,412)	(27)	62	11,038	120		—	892
MainStay MacKay International Equity Fund Class I	6,654	128	(52)	(2)	120	6,848	70		—	432
MainStay MacKay International Opportunities Fund Class I	40,741	2,956	(6,175)	(1,939)	(824)	34,759	2,282		—	4,628
MainStay MacKay S&P 500 Index Fund Class I	3,382	405	(20)	2	(399)	3,370	405		—	76
MainStay MacKay Short Duration High Yield Fund Class I	15,114	1,254	(1,544)	(59)	20	14,785	177		—	1,518
MainStay MacKay Short Term Municipal Fund Class I	8,857	2,170	(914)	(2)	28	10,139	34		—	1,061
MainStay MacKay Total Return Bond Fund Class R6	7,265	3,670	(4,156)	(62)	211	6,928	55		—	671
MainStay MacKay U.S. Equity Opportunities Fund Class I	43,610	6,294	(7,804)	1,533	(7,697)	35,936	5,716		—	4,481
MainStay MacKay Unconstrained Bond Fund Class R6	20,548	167	(3,395)	(286)	101	17,135	167		—	1,995
MainStay MAP Equity Fund Class I	45,609	5,226	(711)	(45)	(4,682)	45,397	4,507		—	1,189
MainStay U.S. Government Liquidity Fund	5,555	44,561	(33,076)	—	—	17,040	69		—	17,040
	$706,262	$158,174	$(137,278)	$(8,428)	$(27,253)	$691,477	$40,710		$—

MainStay Retirement 2010 Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost		Proceeds from Sales		Net Realized Gain/(Loss) on Sales		Change in Unrealized Appreciation/ (Depreciation)		Value, End of Period		Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$1,538	$—		$(896)		$(57)		$25		$610		$15		$—	31
IQ Chaikin U.S. Large Cap ETF	2,416	655		(1,728)		(105)		73		1,311		11		—	55
IQ Chaikin U.S. Small Cap ETF	1,860	72		(275)		(36)		22		1,643		5		—	66
IQ Enhanced Core Bond U.S. ETF	894	195		(66)		(4)		20		1,039		6		—	56
IQ Enhanced Core Plus Bond U.S. ETF	3	—		—		—		0	(a)	3		0	(a)	—	0	(b)
IQ Global Resources ETF	198	—		(12)		(0	)(a)	4		190		1		—	7
IQ S&P High Yield Low Volatility Bond ETF	379	—		(23)		(1)		7		362		4		—	15
MainStay Epoch International Choice Fund Class I	36	1		(11)		(1)		0	(a)	25		1		—	1
MainStay Epoch U.S. All Cap Fund Class R6	1,183	174		(163)		(30)		(53)		1,111		90		—	44
MainStay Epoch U.S. Equity Yield Fund Class R6	785	51		(66)		(6)		(8)		756		29		—	49
MainStay Floating Rate Fund Class I	—	0	(a)	(0	)(a)	0	(a)	0	(a)	0	(a)	0	(a)	—	0	(b)
MainStay Indexed Bond Fund Class I	8,821	1,222		(1,141)		(74)		301		9,129		68		—	881
MainStay Large Cap Growth Fund Class R6	946	232		(153)		(13)		(118)		894		162		—	96
MainStay MacKay Common Stock Fund Class I	415	228		(48)		0	(a)	(46)		549		47		—	24
MainStay MacKay Convertible Fund Class I	383	21		(29)		(0	)(a)	(10)		365		20		—	22
MainStay MacKay Growth Fund Class I	975	177		(124)		(13)		(95)		920		93		—	28
MainStay MacKay High Yield Corporate Bond Fund Class R6	530	8		(37)		1		(3)		499		8		—	91
MainStay MacKay High Yield Municipal Bond Fund Class I	561	11		(46)		(1)		3		528		31		—	43
MainStay MacKay S&P 500 Index Fund Class I	193	220		(32)		(0	)(a)	(8)		373		23		—	8
MainStay MacKay Short Duration High Yield Fund Class I	789	35		(56)		(1)		(0	)(a)	767		9		—	79
MainStay MacKay Short Term Municipal Fund Class I	427	67		(32)		(0	)(a)	1		463		9		—	48
MainStay MacKay Total Return Bond Fund Class R6	5,732	57		(1,754)		(58)		163		4,140		37		—	401
MainStay MAP Equity Fund Class I	287	329		(51)		0	(a)	(9)		556		28		—	15
MainStay U.S. Government Liquidity Fund	112	3,750		(2,921)		—		—		941		2		—	941
	$29,463	$7,505		$(9,664)		$(399)		$269		$27,174		$699		$—

MainStay Retirement 2020 Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales		Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$5,518	$48	$(1,708)	$(173)		$123	$3,808	$69	$—	196
IQ Chaikin U.S. Large Cap ETF	9,548	2,220	(5,279)	(402)		239	6,326	45	—	268
IQ Chaikin U.S. Small Cap ETF	8,089	272	(1,160)	(214)		148	7,135	22	—	285
IQ Enhanced Core Bond U.S. ETF	2,944	677	(208)	(13)		66	3,466	21	—	186
IQ Enhanced Core Plus Bond U.S. ETF	60	—	—	—		1	61	1	—	3
IQ Global Resources ETF	1,215	—	(50)	(2)		23	1,186	9	—	44
IQ S&P High Yield Low Volatility Bond ETF	264	—	(9)	(0	)(a)	5	260	3	—	11
MainStay Epoch International Choice Fund Class I	4,830	156	(2,377)	(210)		(29)	2,370	87	—	73
MainStay Epoch U.S. All Cap Fund Class R6	5,870	742	(433)	(71)		(358)	5,750	454	—	226
MainStay Epoch U.S. Equity Yield Fund Class R6	4,159	467	(219)	(6)		(54)	4,347	152	—	279
MainStay Indexed Bond Fund Class I	14,516	4,186	(2,232)	(128)		519	16,861	121	—	1,627
MainStay Large Cap Growth Fund Class R6	4,780	1,136	(586)	(78)		(579)	4,673	814	—	504
MainStay MacKay Common Stock Fund Class I	3,401	1,016	(225)	(17)		(401)	3,774	391	—	165
MainStay MacKay Convertible Fund Class I	1,267	72	(62)	(1)		(33)	1,243	67	—	75
MainStay MacKay Growth Fund Class I	2,850	1,042	(135)	(18)		(276)	3,463	267	—	104
MainStay MacKay High Yield Corporate Bond Fund Class R6	323	7	(10)	0	(a)	(2)	318	5	—	58
MainStay MacKay High Yield Municipal Bond Fund Class I	1,837	35	(34)	(1)		7	1,844	27	—	149
MainStay MacKay International Equity Fund Class I	506	15	(25)	(4)		12	504	5	—	32
MainStay MacKay S&P 500 Index Fund Class I	3,343	533	(422)	66		(426)	3,094	377	—	70
MainStay MacKay Short Duration High Yield Fund Class I	2,768	83	(52)	(1)		(4)	2,794	34	—	287
MainStay MacKay Short Term Municipal Fund Class I	1,445	212	(30)	—		5	1,632	8	—	171
MainStay MacKay Total Return Bond Fund Class R6	16,723	546	(5,349)	(177)		478	12,221	110	—	1,184
MainStay MAP Equity Fund Class I	3,031	1,433	(508)	63		(270)	3,749	277	—	98
MainStay U.S. Government Liquidity Fund	—	12,685	(9,425)	—		—	3,260	6	—	3,260
	$99,287	$27,583	$(30,538)	$(1,387)		$(806)	$94,139	$3,372	$—

MainStay Retirement 2030 Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales		Net Realized Gain/(Loss) on Sales		Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$12,439	$16	$(3,826)		$(417)		$303	$8,515	$155		$—	438
IQ 500 International ETF	—	572	(9)		0	(a)	42	605	0	(a)	—	23
IQ Chaikin U.S. Large Cap ETF	21,235	4,672	(10,702)		(877)		536	14,864	101		—	629
IQ Chaikin U.S. Small Cap ETF	22,333	1,318	(3,234)		(625)		433	20,225	61		—	807
IQ Enhanced Core Bond U.S. ETF	6	7,459	(366)		(1)		61	7,159	12		—	383
IQ Enhanced Core Plus Bond U.S. ETF	2,750	39	(169)		(7)		29	2,642	23		—	139
IQ Global Resources ETF	3,668	13	(60)		(2)		69	3,688	27		—	136
IQ S&P High Yield Low Volatility Bond ETF	581	—	(10)		(1)		10	580	6		—	24
MainStay Epoch International Choice Fund Class I	15,572	479	(5,615)		(644)		(36)	9,756	282		—	300
MainStay Epoch U.S. All Cap Fund Class R6	19,988	2,286	(1,263)		(220)		(1,241)	19,550	1,536		—	767
MainStay Epoch U.S. Equity Yield Fund Class R6	13,250	677	(228)		(29)		(206)	13,464	486		—	865
MainStay Floating Rate Fund Class I	—	2	(0	)(a)	0	(a)	0	2	0	(a)	—	0	(b)
MainStay Indexed Bond Fund Class I	8,036	4,041	(1,010)		(10)		236	11,293	71		—	1,090
MainStay Large Cap Growth Fund Class R6	14,584	3,167	(1,087)		(105)		(1,896)	14,663	2,479		—	1,580
MainStay MacKay Common Stock Fund Class I	10,165	2,512	(246)		(23)		(1,281)	11,127	1,171		—	485
MainStay MacKay Convertible Fund Class I (c)	2,931	155	(71)		(3)		(74)	2,938	155		—	177
MainStay MacKay Growth Fund Class I	7,183	3,204	(152)		(18)		(692)	9,525	681		—	287
MainStay MacKay High Yield Corporate Bond Fund Class R6	604	15	(14)		(0	)(a)	(3)	602	9		—	110
MainStay MacKay High Yield Municipal Bond Fund Class I	4,349	117	(225)		(5)		19	4,255	49		—	344
MainStay MacKay International Equity Fund Class I	3,197	189	(68)		(9)		68	3,377	35		—	213
MainStay MacKay S&P 500 Index Fund Class I	10,698	1,505	(696)		169		(1,350)	10,326	1,232		—	233
MainStay MacKay Short Duration High Yield Fund Class I	6,176	291	(317)		(10)		(3)	6,137	74		—	630
MainStay MacKay Short Term Municipal Fund Class I	3,218	675	(241)		(0	)(a)	10	3,662	14		—	383
MainStay MacKay Total Return Bond Fund Class R6	29,011	1,438	(8,998)		(332)		845	21,964	184		—	2,128
MainStay MAP Equity Fund Class I	9,400	3,254	(885)		179		(916)	11,032	875		—	289
MainStay U.S. Government Liquidity Fund	2,696	23,856	(19,726)		—		—	6,826	25		—	6,826
	$224,070	$61,952	$(59,218)		$(2,990)		$(5,037)	$218,777	$9,743		$—

MainStay Retirement 2040 Fund
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales		Net Realized Gain/(Loss) on Sales		Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$10,728	$80	$(3,166)		$(340)		$250	$7,552	$132		$—	389
IQ 500 International ETF	—	676	(17)		0	(a)	48	707	0	(a)	—	27
IQ Chaikin U.S. Large Cap ETF	21,180	3,731	(9,270)		(765)		369	15,245	98		—	645
IQ Chaikin U.S. Small Cap ETF	27,395	3,246	(5,925)		(1,390)		960	24,286	74		—	969
IQ Enhanced Core Bond U.S. ETF	—	102	—		—		1	103	—		—	5
IQ Enhanced Core Plus Bond U.S. ETF	2,019	2,096	(158)		(7)		34	3,984	19		—	209
IQ Global Resources ETF	3,767	51	(178)		(5)		75	3,710	27		—	136
IQ S&P High Yield Low Volatility Bond ETF	342	11	(14)		(1)		6	344	3		—	14
MainStay Epoch International Choice Fund Class I	17,817	655	(5,453)		(746)		30	12,303	320		—	379
MainStay Epoch U.S. All Cap Fund Class R6	20,126	2,610	(1,179)		(204)		(1,370)	19,983	1,603		—	784
MainStay Epoch U.S. Equity Yield Fund Class R6	14,704	753	(349)		(61)		(210)	14,837	540		—	954
MainStay Floating Rate Fund Class I	—	18	(0	)(a)	0	(a)	0 (a)	18	0	(a)	—	2
MainStay Indexed Bond Fund Class I	—	110	(3)		1		—	108	0	(a)	—	10
MainStay Large Cap Growth Fund Class R6	14,014	2,409	(1,208)		(44)		(1,831)	13,340	2,278		—	1,437
MainStay MacKay Common Stock Fund Class I	9,927	1,924	(245)		(6)		(1,299)	10,301	1,127		—	449
MainStay MacKay Convertible Fund Class I	2,590	147	(82)		(3)		(65)	2,587	137		—	156
MainStay MacKay Growth Fund Class I	6,078	5,432	(251)		(32)		(458)	10,769	588		—	324
MainStay MacKay High Yield Corporate Bond Fund Class R6	662	30	(24)		0	(a)	(4)	664	10		—	121
MainStay MacKay High Yield Municipal Bond Fund Class I	3,814	282	(229)		(5)		17	3,879	36		—	313
MainStay MacKay International Equity Fund Class I	4,495	105	(147)		(20)		100	4,533	47		—	286
MainStay MacKay S&P 500 Index Fund Class I	9,173	1,555	(1,487)		133		(1,022)	8,352	946		—	189
MainStay MacKay Short Duration High Yield Fund Class I	2,725	766	(155)		(2)		1	3,335	35		—	342
MainStay MacKay Short Term Municipal Fund Class I	2,731	704	(177)		(0	)(a)	9	3,267	10		—	342
MainStay MacKay Total Return Bond Fund Class R6	5,576	397	(586)		(12)		129	5,504	43		—	533
MainStay MAP Equity Fund Class I	8,483	3,819	(1,497)		364		(867)	10,302	716		—	270
MainStay U.S. Government Liquidity Fund	2,782	19,425	(15,472)		—		—	6,735	25		—	6,735
	$191,128	$51,134	$(47,272)		$(3,145)		$(5,097)	$186,748	$8,814		$—

MainStay Retirement 2050 Fund
Affiliated Investment Companies	Value, Beginning of Period		Purchases at Cost		Proceeds from Sales		Net Realized Gain/(Loss) on Sales		Change in Unrealized Appreciation/ (Depreciation)		Value, End of Period		Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$5,818		$106		$(1,505)		$(150)		$112		$4,381		$72		$—	225
IQ 500 International ETF	—		321		(13)		1		23		332		0	(a)	—	12
IQ Chaikin U.S. Large Cap ETF	12,491		2,445		(5,505)		(454)		230		9,207		59		—	390
IQ Chaikin U.S. Small Cap ETF	15,396		2,008		(2,148)		(506)		353		15,103		43		—	602
IQ Enhanced Core Plus Bond U.S. ETF	243		77		(267)		(4)		5		54		2		—	3
IQ Global Resources ETF	2,147		45		(172)		(4)		44		2,060		15		—	76
MainStay Epoch International Choice Fund Class I	10,786		648		(3,256)		(446)		31		7,763		194		—	239
MainStay Epoch U.S. All Cap Fund Class R6	10,258		1,223		(512)		(59)		(681)		10,229		790		—	401
MainStay Epoch U.S. Equity Yield Fund Class R6	7,891		664		(326)		(34)		(101)		8,094		290		—	520
MainStay Large Cap Growth Fund Class R6	11,265		2,645		(1,388)		(166)		(1,436)		10,920		1,925		—	1,177
MainStay MacKay Common Stock Fund Class I	6,349		1,370		(778)		270		(1,027)		6,184		663		—	270
MainStay MacKay Convertible Fund Class I (c)	1,398		83		(159)		(17)		(22)		1,283		74		—	77
MainStay MacKay Growth Fund Class I	5,574		2,292		(277)		(69)		(615)		6,905		601		—	208
MainStay MacKay High Yield Corporate Bond Fund Class R6	0	(a)	0	(a)	(0	)(a)	0	(a)	(0	)(a)	0	(a)	—		—	0	(b)
MainStay MacKay High Yield Municipal Bond Fund Class I	2,041		125		(132)		(3)		9		2,040		21		—	165
MainStay MacKay International Equity Fund Class I	2,932		164		(165)		(20)		75		2,986		31		—	189
MainStay MacKay S&P 500 Index Fund Class I	4,090		2,118		(760)		6		(305)		5,149		424		—	116
MainStay MacKay Short Duration High Yield Fund Class I	343		42		(22)		0	(a)	(1)		362		4		—	37
MainStay MacKay Short Term Municipal Fund Class I	1,543		399		(103)		(0	)(a)	5		1,844		6		—	193
MainStay MacKay Total Return Bond Fund Class R6	277		59		(287)		(2)		6		53		2		—	5
MainStay MAP Equity Fund Class I	5,040		2,245		(764)		119		(467)		6,173		447		—	162
MainStay U.S. Government Liquidity Fund	111		15,167		(10,483)		—		—		4,795		10		—	4,795
	$105,993		$34,246		$(29,022)		$(1,538)		$(3,762)		$105,917		$5,673		$—

MainStay Retirement 2060 Fund
Affiliated Investment Companies	Value, Beginning of Period		Purchases at Cost		Proceeds from Sales		Net Realized Gain/(Loss) on Sales		Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$513		$8		$(178)		$(21)		$16	$338	$6		$—	17
IQ 500 International ETF	—		57		(6)		0	(a)	4	55	0	(a)	—	2
IQ Chaikin U.S. Large Cap ETF	1,195		218		(549)		(48)		24	840	6		—	36
IQ Chaikin U.S. Small Cap ETF	1,272		155		(186)		(34)		27	1,234	4		—	49
IQ Enhanced Core Plus Bond U.S. ETF	1		146		(16)		(0	)(a)	1	132	0	(a)	—	7
IQ Global Resources ETF	190		3		(20)		(1)		4	176	1		—	6
MainStay Epoch International Choice Fund Class I	1,073		70		(348)		(51)		10	754	19		—	23
MainStay Epoch U.S. All Cap Fund Class R6	1,012		119		(120)		(16)		(59)	936	78		—	37
MainStay Epoch U.S. Equity Yield Fund Class R6	699		61		(86)		(8)		(4)	662	25		—	43
MainStay Large Cap Growth Fund Class R6	998		224		(218)		(17)		(131)	856	171		—	92
MainStay MacKay Common Stock Fund Class I	570		133		(103)		8		(79)	529	61		—	23
MainStay MacKay Growth Fund Class I	384		241		(62)		(15)		(30)	518	41		—	16
MainStay MacKay International Equity Fund Class I	316		36		(41)		(5)		11	317	4		—	20
MainStay MacKay S&P 500 Index Fund Class I	334		176		(59)		(7)		(21)	423	39		—	10
MainStay MacKay Short Duration High Yield Fund Class I	0	(a)	0	(a)	(0	)(a)	(0	)(a)	0 (a)	—	—		—	—
MainStay MacKay Total Return Bond Fund Class R6	4		143		(15)		0	(a)	1	133	0	(a)	—	13
MainStay MAP Equity Fund Class I	446		134		(94)		6		(43)	449	41		—	12
MainStay U.S. Government Liquidity Fund	122		972		(994)		—		—	100	1		—	100
	$9,129		$2,896		$(3,095)		$(209)		$(269)	$8,452	$497		$—

(a)	Less than $500.
(b)	Less than 500 shares.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:	March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis President and Principal Executive Officer

Date:	March 25, 2019

By:	/s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	March 25, 2019